UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

655 9th Street, Des Moines, IA 50392
(Address of principal executive offices)

Principal Management Corporation, 655 9th Street, Des Moines, IA 50392 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	August 31, 2015
Date of reporting period:	November 30, 2014

ITEM 1 – SCHEDULE OF INVESTMENTS

     Schedule of Investments Blue Chip Fund November 30, 2014 (unaudited)

COMMON STOCKS - 99.81%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Banks - 5.09%					Oil & Gas - 2.94%
Bank of New York Mellon Corp/The	142,295		$5,696		Apache Corp	42,878		$2,748
Wells Fargo & Co	318,877		17,372		EOG Resources Inc	21,302		1,847
			$23,068		Exxon Mobil Corp	62,605		5,668
					Hess Corp	42,172		3,076
Beverages - 7.60%								$13,339
Anheuser-Busch InBev NV ADR	86,636		10,136
Diageo PLC ADR	84,491		10,409		Pharmaceuticals - 3.55%
PepsiCo Inc	103,730		10,383		Johnson & Johnson	24,339		2,635
SABMiller PLC ADR	63,265		3,507		Valeant Pharmaceuticals International Inc (a)	92,638		13,474
			$34,435					$16,109

Building Materials - 0.90%					Pipelines - 1.44%
Martin Marietta Materials Inc	34,147		4,099		Kinder Morgan Inc/DE	154,384		6,384
					Kinder Morgan Inc/DE - Warrants (a)	32,900		125
								$6,509
Chemicals - 3.63%
Air Products & Chemicals Inc	86,511		12,443		Real Estate - 4.76%
Praxair Inc	31,130		3,996		Brookfield Asset Management Inc	430,278		21,566
			$16,439

Commercial Services - 4.12%					REITS - 2.57%
MasterCard Inc	214,147		18,693		American Tower Corp	69,219		7,269
					Crown Castle International Corp	52,581		4,369
								$11,638
Cosmetics & Personal Care - 0.50%
Colgate-Palmolive Co	32,837		2,285		Retail - 12.60%
					AutoZone Inc (a)	6,399		3,697
					CarMax Inc (a)	94,190		5,367
Distribution & Wholesale - 0.63%					Starbucks Corp	240,244		19,510
Fastenal Co	63,335		2,863		TJX Cos Inc/The	100,128		6,624
					Walgreen Co	201,132		13,800
Diversified Financial Services - 9.84%					Yum! Brands Inc	104,999		8,111
American Express Co	63,902		5,906					$57,109
BlackRock Inc	35,914		12,896
Charles Schwab Corp/The	235,707		6,675		Software - 8.03%
					Adobe Systems Inc (a)	180,566		13,304
FNF Group	96,322		3,121
Visa Inc	62,022		16,013		Microsoft Corp	420,955		20,126
			$44,611		Oracle Corp	70,105		2,973
								$36,403
Food - 6.27%					TOTAL COMMON STOCKS			$452,437
Mondelez International Inc	229,296		8,988		INVESTMENT COMPANIES - 0.11%	Shares Held	Value	(000	's)
Nestle SA ADR	258,983		19,437
			$28,425		Publicly Traded Investment Fund - 0.11%
					Goldman Sachs Financial Square Funds -	519,474		519
Holding Companies - Diversified - 1.30%					Government Fund
Leucadia National Corp	190,045		4,396
Liberty TripAdvisor Holdings Inc (a)	56,575		1,483		TOTAL INVESTMENT COMPANIES			$519
			$5,879		Total Investments			$452,956
Insurance - 9.89%					Other Assets in Excess of Liabilities, Net - 0.08%			$341
Aon PLC	65,497		6,058		TOTAL NET ASSETS - 100.00%			$453,297
Berkshire Hathaway Inc - Class B (a)	146,028		21,713
Loews Corp	157,857		6,573
Markel Corp (a)	15,055		10,490		(a) Non-Income Producing Security
			$44,834

Internet - 6.65%
Google Inc - A Shares (a)	25,741		14,134		Portfolio Summary (unaudited)
Google Inc - C Shares (a)	21,578		11,691		Sector			Percent
Liberty Ventures (a)	117,629		4,310		Financial			32.15%
			$30,135		Consumer, Non-cyclical			22.04%
					Consumer, Cyclical			13.66%
Lodging - 0.43%					Communications			10.19%
Wynn Resorts Ltd	10,887		1,945		Technology			8.03%
					Industrial			4.43%
Media - 3.54%					Energy			4.38%
Discovery Communications Inc - C Shares (a)	247,471		8,417		Basic Materials			3.63%
Liberty Global PLC - C Shares (a)	153,310		7,653		Diversified			1.30%
			$16,070		Exchange Traded Funds			0.11%
					Other Assets in Excess of Liabilities, Net			0.08%
Metal Fabrication & Hardware - 1.87%					TOTAL NET ASSETS			100.00%
Precision Castparts Corp	35,628		8,476

Miscellaneous Manufacturing - 1.66%
Danaher Corp	89,836		7,507

See accompanying notes

Schedule of Investments
Bond Market Index Fund
November 30, 2014 (unaudited)

INVESTMENT COMPANIES - 25.15%				Shares Held	Value (000	's)				Principal
							BONDS (continued)			Amount (000's) Value (000's)
Publicly Traded Investment Fund - 25.15%
Goldman Sachs Financial Square Funds -				272,724,315	$272,724		Automobile Asset Backed Securities (continued)
Money Market Fund							CarMax Auto Owner Trust 2014-3
							1.16	%,	06/17/2019	$400	$401
TOTAL INVESTMENT COMPANIES					$272,724		Ford Credit Auto Owner Trust 2014-A
				Principal			0.79	%,	05/15/2018	500	501
BONDS - 34.64%				Amount (000's) Value (000's)			Honda Auto Receivables 2013-3 Owner
							Trust
Advertising - 0.01%							1.13	%,	09/16/2019	360	362
Interpublic Group of Cos Inc/The							Honda Auto Receivables 2013-4 Owner
4.20%, 04/15/2024				$50	$51		Trust
Omnicom Group Inc							1.04	%,	02/18/2020	50	50
4.45	%,	08/15/2020		30	33		Nissan Auto Receivables 2012-A Owner
					$84		Trust
Aerospace & Defense - 0.39%							1.00	%,	07/16/2018	232	233
Boeing Capital Corp											$2,465
4.70	%,	10/27/2019		35	40		Automobile Manufacturers - 0.16%
Boeing Co/The							American Honda Finance Corp
2.35	%,	10/30/2021		1,000	995		1.13	%,	10/07/2016	30	31
3.75	%,	11/20/2016		30	32		Ford Motor Co
Exelis Inc							7.45	%,	07/16/2031	500	675
4.25	%,	10/01/2016		100	104		PACCAR Financial Corp
L-3 Communications Corp							2.20	%,	09/15/2019	20	20
3.95	%,	05/28/2024		20	20		Toyota Motor Credit Corp
4.95	%,	02/15/2021		30	33		1.13	%,	05/16/2017	125	125
Lockheed Martin Corp							2.00	%,	10/24/2018	400	406
3.35	%,	09/15/2021		500	522		3.30	%,	01/12/2022	500	522
4.07	%,	12/15/2042		30	30						$1,779
Northrop Grumman Corp
3.50	%,	03/15/2021		30	32		Automobile Parts & Equipment - 0.08%
5.05	%,	11/15/2040		500	550		Johnson Controls Inc
Raytheon Co							3.75	%,	12/01/2021	755	789
3.13	%,	10/15/2020		30	31		5.25	%,	12/01/2041	30	33
4.70	%,	12/15/2041		750	827						$822
United Technologies Corp							Banks - 5.51%
4.50	%,	04/15/2020		550	614		Abbey National Treasury Services
4.50	%,	06/01/2042		300	324		PLC/London
6.13	%,	07/15/2038		46	60		3.05	%,	08/23/2018	1,000	1,042
					$4,214		Associated Banc-Corp
Agriculture - 0.26%							4.25	%,	01/15/2025	300	302
Altria Group Inc							Australia & New Zealand Banking Group
9.70	%,	11/10/2018		430	552		Ltd/New York NY
10.20%, 02/06/2039				540	933		2.25	%,	06/13/2019	550	554
Archer-Daniels-Midland Co							Bank of America Corp
4.48	%,	03/01/2021	(a)	35	39		2.60	%,	01/15/2019	100	101
Bunge Ltd Finance Corp							2.65	%,	04/01/2019	625	634
4.10	%,	03/15/2016		60	62		3.30	%,	01/11/2023	600	600
Lorillard Tobacco Co							4.00	%,	04/01/2024	850	889
8.13	%,	06/23/2019		30	37		4.25	%,	10/22/2026	50	50
Philip Morris International Inc							4.88	%,	04/01/2044	450	489
2.90	%,	11/15/2021		400	405		5.42	%,	03/15/2017	50	54
4.13	%,	03/04/2043		300	292		5.63	%,	07/01/2020	500	573
5.65	%,	05/16/2018		430	487		6.00	%,	09/01/2017	100	111
Reynolds American Inc							6.11	%,	01/29/2037	100	119
3.25	%,	11/01/2022		40	39		6.50	%,	08/01/2016	100	109
					$2,846		6.88	%,	04/25/2018	850	986
							Bank of America NA
Airlines - 0.03%							1.25	%,	02/14/2017	1,000	1,001
American Airlines 2014-1 Class A Pass							6.10	%,	06/15/2017	850	942
Through Trust							Bank of Montreal
3.70	%,	10/01/2026	(b)	20	20		2.38	%,	01/25/2019	500	506
Southwest Airlines Co							2.50	%,	01/11/2017	100	103
2.75	%,	11/06/2019		300	303		Bank of New York Mellon Corp/The
					$323		3.55	%,	09/23/2021	30	31
Automobile Asset Backed Securities - 0.23%							5.50	%,	12/01/2017	81	90
Ally Auto Receivables Trust 2012-4							Bank of Nova Scotia/The
0.59	%,	01/17/2017		65	65		1.30	%,	07/21/2017	300	300
AmeriCredit Automobile Receivables Trust							2.90	%,	03/29/2016	400	412
2014-2							Bank One Corp
0.94	%,	02/08/2019		455	454		8.00	%,	04/29/2027	1,000	1,364
CarMax Auto Owner Trust 2013-4							Barclays Bank PLC
1.28	%,	05/15/2019		400	399		5.13	%,	01/08/2020	250	282
							6.75	%,	05/22/2019	100	119

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2014 (unaudited)

			Principal						Principal
BONDS (continued)			Amount (000's)	Value (000 's)	BONDS (continued)				Amount (000's) Value (000's)

Banks (continued)					Banks (continued)
BB&T Corp					JP Morgan Chase & Co			(continued)
1.60	%,	08/15/2017	$50	$50	1.63	%,	05/15/2018		$1,000	$995
6.85	%,	04/30/2019	45	54	2.20	%,	10/22/2019		1,050	1,046
BBVA US Senior SAU					3.20	%,	01/25/2023		132	132
4.66	%,	10/09/2015	50	52	3.63	%,	05/13/2024		100	103
BNP Paribas SA					3.88	%,	09/10/2024		25	25
1.38	%,	03/17/2017	500	501	4.50	%,	01/24/2022		100	110
2.45	%,	03/17/2019	400	406	4.85	%,	02/01/2044		400	438
2.70	%,	08/20/2018	400	412	5.60	%,	07/15/2041		70	85
Branch Banking & Trust Co					KFW
1.00	%,	04/03/2017	750	747	0.50	%,	07/15/2016		100	100
Canadian Imperial Bank of					0.75	%,	03/17/2017		1,600	1,601
Commerce/Canada					1.00	%,	06/11/2018		1,600	1,587
2.35	%,	12/11/2015	70	71	1.25	%,	02/15/2017		100	101
Capital One Financial Corp					1.75	%,	10/15/2019		50	50
3.50	%,	06/15/2023	40	40	1.88	%,	04/01/2019		1,200	1,220
4.75	%,	07/15/2021	400	443	2.13	%,	01/17/2023		500	497
Citigroup Inc					2.50	%,	11/20/2024		300	303
1.30	%,	04/01/2016	750	753	2.75	%,	09/08/2020		1,100	1,155
2.50	%,	07/29/2019	125	126	4.00	%,	01/27/2020		100	111
5.38	%,	08/09/2020	1,350	1,544	5.13	%,	03/14/2016		500	531
5.50	%,	09/13/2025	800	894	Korea Development Bank/The
5.88	%,	02/22/2033	596	680	3.88	%,	05/04/2017		500	528
6.13	%,	05/15/2018	100	114	Landwirtschaftliche Rentenbank
6.68	%,	09/13/2043	300	380	2.13	%,	07/15/2016		500	513
8.13	%,	07/15/2039	500	760	5.00	%,	11/08/2016		500	542
Comerica Inc					Lloyds Bank PLC
3.80	%,	07/22/2026	50	51	4.88	%,	01/21/2016		100	105
Commonwealth Bank of Australia/New York					Manufacturers & Traders Trust Co
NY					6.63	%,	12/04/2017		500	571
1.40	%,	09/08/2017	780	781	Morgan Stanley
Cooperatieve Centrale Raiffeisen-					3.70	%,	10/23/2024		1,000	1,015
Boerenleenbank BA/Netherlands					3.75	%,	02/25/2023		100	103
3.38	%,	01/19/2017	50	52	3.80	%,	04/29/2016		500	519
3.88	%,	02/08/2022	450	480	4.88	%,	11/01/2022		650	701
Cooperatieve Centrale Raiffeisen-					5.50	%,	07/24/2020		400	455
Boerenleenbank BA/NY					5.75	%,	01/25/2021		100	115
2.25	%,	01/14/2019	250	254	6.25	%,	08/28/2017		100	112
Credit Suisse/New York NY					6.38	%,	07/24/2042		350	457
1.38	%,	05/26/2017	750	751	7.30	%,	05/13/2019		450	540
5.40	%,	01/14/2020	300	338	Oesterreichische Kontrollbank AG
Deutsche Bank AG/London					2.00	%,	06/03/2016		100	102
1.40	%,	02/13/2017	50	50	PNC Bank NA
2.50	%,	02/13/2019	500	510	1.15	%,	11/01/2016		450	452
Fifth Third Bancorp					2.70	%,	11/01/2022		300	290
4.30	%,	01/16/2024	50	52	PNC Funding Corp
Fifth Third Bank/Cincinnati OH					6.70	%,	06/10/2019		365	436
0.90	%,	02/26/2016	300	301	Royal Bank of Canada
First Tennessee Bank NA					1.25	%,	06/16/2017		350	350
2.95	%,	12/01/2019	300	301	2.30	%,	07/20/2016		300	307
Goldman Sachs Group Inc/The					Royal Bank of Scotland Group PLC
2.38	%,	01/22/2018	250	255	6.40	%,	10/21/2019		60	70
2.55	%,	10/23/2019	1,300	1,299	Societe Generale SA
2.90	%,	07/19/2018	500	514	2.63	%,	10/01/2018		50	51
3.63	%,	02/07/2016	100	103	State Street Corp
5.25	%,	07/27/2021	600	677	3.10	%,	05/15/2023		50	49
5.35	%,	01/15/2016	500	525	5.38	%,	04/30/2017		47	52
5.63	%,	01/15/2017	143	155	Sumitomo Mitsui Banking Corp
5.75	%,	10/01/2016	750	812	1.30	%,	01/10/2017		100	100
6.13	%,	02/15/2033	100	123	1.35	%,	07/11/2017		750	747
6.25	%,	02/01/2041	70	88	SunTrust Banks Inc
6.45	%,	05/01/2036	600	720	3.60	%,	04/15/2016		50	52
HSBC Bank USA NA/New York NY					Svenska Handelsbanken AB
5.63	%,	08/15/2035	500	603	2.88	%,	04/04/2017		275	286
HSBC Holdings PLC					Toronto-Dominion Bank/The
6.10	%,	01/14/2042	600	787	1.50	%,	09/09/2016		1,000	1,014
HSBC USA Inc					2.38	%,	10/19/2016		300	309
3.50	%,	06/23/2024	500	514	UBS AG/Stamford CT
Intesa Sanpaolo SpA					1.38	%,	08/14/2017		1,150	1,146
2.38	%,	01/13/2017	1,000	1,013	US Bancorp/MN
JP Morgan Chase & Co					1.65	%,	05/15/2017		50	51
1.13	%,	02/26/2016	1,000	1,003	3.00	%,	03/15/2022		50	51

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2014 (unaudited)

			Principal					Principal
BONDS (continued)			Amount (000's) Value (000's)		BONDS (continued)			Amount (000's) Value (000's)

Banks (continued)					Chemicals (continued)
US Bancorp/MN (continued)					Eastman Chemical Co
3.60	%,	09/11/2024	$750	$764	2.70	%,	01/15/2020	$1,050	$1,061
Wells Fargo & Co					4.50	%,	01/15/2021	30	33
1.15	%,	06/02/2017	950	950	Ecolab Inc
1.25	%,	07/20/2016	400	403	5.50	%,	12/08/2041	780	916
1.50	%,	01/16/2018	100	100	EI du Pont de Nemours & Co
3.00	%,	01/22/2021	500	512	2.75	%,	04/01/2016	50	51
3.45	%,	02/13/2023	500	502	3.63	%,	01/15/2021	750	796
4.65	%,	11/04/2044	500	508	4.15	%,	02/15/2043	50	49
5.38	%,	02/07/2035	500	587	LYB International Finance BV
Westpac Banking Corp					4.88	%,	03/15/2044	30	32
1.20	%,	05/19/2017	50	50	LyondellBasell Industries NV
4.88	%,	11/19/2019	50	56	5.00	%,	04/15/2019	400	440
				$59,715	Methanex Corp
					3.25	%,	12/15/2019	30	30
Beverages - 0.63%					Monsanto Co
Anheuser-Busch InBev Worldwide Inc					1.15	%,	06/30/2017	350	350
1.38	%,	07/15/2017	750	752	Mosaic Co/The
3.75	%,	07/15/2042	750	693	5.45	%,	11/15/2033	500	556
5.00	%,	04/15/2020	1,009	1,137	5.63	%,	11/15/2043	25	28
6.38	%,	01/15/2040	40	53	Potash Corp of Saskatchewan Inc
6.88	%,	11/15/2019	40	48	3.63	%,	03/15/2024	50	51
8.20	%,	01/15/2039	40	61	PPG Industries Inc
Beam Suntory Inc					3.60	%,	11/15/2020	50	52
5.38	%,	01/15/2016	7	7	Praxair Inc
Coca-Cola Co/The					1.25	%,	11/07/2018	1,000	983
1.80	%,	09/01/2016	450	459	2.20	%,	08/15/2022	50	48
3.15	%,	11/15/2020	440	463	Sigma-Aldrich Corp
Coca-Cola Femsa SAB de CV					3.38	%,	11/01/2020	25	26
2.38	%,	11/26/2018	40	40					$7,411
Diageo Capital PLC
4.83	%,	07/15/2020	50	56	Commercial Services - 0.04%
5.75	%,	10/23/2017	750	841	Lender Processing Services Inc / Black Knight
Diageo Investment Corp					Lending Solutions Inc
2.88	%,	05/11/2022	30	30	5.75	%,	04/15/2023	30	32
Dr Pepper Snapple Group Inc					Massachusetts Institute of Technology
2.60	%,	01/15/2019	30	31	4.68	%,	07/01/2114	100	110
PepsiCo Inc					MasterCard Inc
2.50	%,	05/10/2016	350	359	2.00	%,	04/01/2019	30	30
2.75	%,	03/05/2022	280	280	McGraw Hill Financial Inc
3.60	%,	08/13/2042	400	367	6.55	%,	11/15/2037	30	33
4.50	%,	01/15/2020	1,000	1,115	Moody's Corp
				$6,792	5.25	%,	07/15/2044	90	99
					Western Union Co/The
Biotechnology - 0.29%					5.25	%,	04/01/2020	30	33
Amgen Inc					Yale University
2.13	%,	05/15/2017	460	467	2.09	%,	04/15/2019	50	51
5.65	%,	06/15/2042	500	581					$388
5.70	%,	02/01/2019	34	39
5.75	%,	03/15/2040	530	615	Computers - 0.47%
Celgene Corp					Apple Inc
2.30	%,	08/15/2018	440	445	1.00	%,	05/03/2018	500	493
Gilead Sciences Inc					2.85	%,	05/06/2021	550	564
2.05	%,	04/01/2019	40	40	3.85	%,	05/04/2043	550	535
2.35	%,	02/01/2020	300	304	Computer Sciences Corp
3.70	%,	04/01/2024	600	626	6.50	%,	03/15/2018	30	34
				$3,117	EMC Corp/MA
					1.88	%,	06/01/2018	550	548
Building Materials - 0.00%					Hewlett-Packard Co
Owens Corning					2.65	%,	06/01/2016	530	542
4.20	%,	12/15/2022	30	30	4.65	%,	12/09/2021	500	533
					6.00	%,	09/15/2041	30	33
Chemicals - 0.68%					International Business Machines Corp
Agrium Inc					1.63	%,	05/15/2020	500	483
5.25	%,	01/15/2045	300	318	5.70	%,	09/14/2017	900	1,010
Airgas Inc					6.22	%,	08/01/2027	200	255
2.95	%,	06/15/2016	30	31	Seagate HDD Cayman
CF Industries Inc					4.75	%,	06/01/2023	50	53
3.45	%,	06/01/2023	500	497					$5,083
4.95	%,	06/01/2043	240	244
Dow Chemical Co/The					Consumer Products - 0.01%
					Clorox Co/The
2.50	%,	02/15/2016	200	204	3.80	%,	11/15/2021	30	32
9.40	%,	05/15/2039	380	615

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2014 (unaudited)

				Principal					Principal
BONDS (continued)				Amount (000's) Value (000's)		BONDS (continued)			Amount (000's) Value (000's)

Consumer Products (continued)						Diversified Financial Services (continued)
Kimberly-Clark Corp						Jefferies Group LLC
2.40	%,	03/01/2022		$30	$30	6.88	%,	04/15/2021	$30	$35
7.50	%,	11/01/2018		25	30	8.50	%,	07/15/2019	33	41
					$92	Legg Mason Inc
						5.63	%,	01/15/2044	25	28
Cosmetics & Personal Care - 0.11%						National Rural Utilities Cooperative Finance
Procter & Gamble Co/The						Corp
4.70	%,	02/15/2019		530	593	3.05	%,	02/15/2022	530	540
4.85	%,	12/15/2015		530	554	Nomura Holdings Inc
					$1,147	4.13	%,	01/19/2016	25	26
Credit Card Asset Backed Securities - 0.28%						6.70	%,	03/04/2020	1,000	1,192
Capital One Multi-Asset Execution Trust										$13,597
5.75	%,	07/15/2020		100	112	Electric - 1.75%
Chase Issuance Trust						Ameren Illinois Co
1.15	%,	01/15/2019		1,000	1,003	2.70	%,	09/01/2022	530	525
Citibank Credit Card Issuance Trust						Arizona Public Service Co
1.11	%,	07/23/2018		50	50	3.35	%,	06/15/2024	40	41
2.88	%,	01/23/2023		605	623	Berkshire Hathaway Energy Co
5.30	%,	03/15/2018		50	53	6.13	%,	04/01/2036	450	563
Discover Card Execution Note Trust						Commonwealth Edison Co
1.04	%,	04/15/2019		491	493	4.70	%,	01/15/2044	150	168
2.12	%,	12/15/2021		500	504	Consolidated Edison Co of New York Inc
Synchrony Credit Card Master Note Trust						6.65	%,	04/01/2019	540	645
1.36	%,	08/17/2020		250	250	6.75	%,	04/01/2038	530	713
					$3,088	Dominion Gas Holdings LLC
Diversified Financial Services - 1.25%						3.55	%,	11/01/2023	30	31
Air Lease Corp						Dominion Resources Inc/VA
2.13	%,	01/15/2018		775	765	2.50	%,	12/01/2019	300	303
3.38	%,	01/15/2019		50	51	4.05	%,	09/15/2042	400	378
American Express Co						8.88	%,	01/15/2019	50	63
4.05	%,	12/03/2042		500	489	Duke Energy Carolinas LLC
7.00	%,	03/19/2018		56	65	4.00	%,	09/30/2042	30	31
American Express Credit Corp						6.00	%,	12/01/2028	500	622
1.13	%,	06/05/2017		50	50	6.45	%,	10/15/2032	500	664
2.38	%,	03/24/2017		500	513	Duke Energy Corp
2.80	%,	09/19/2016		50	52	2.15	%,	11/15/2016	500	511
Ameriprise Financial Inc						Duke Energy Florida Inc
4.00	%,	10/15/2023		25	26	5.65	%,	06/15/2018	30	34
Bear Stearns Cos LLC/The						Duke Energy Indiana Inc
5.55	%,	01/22/2017		50	54	4.20	%,	03/15/2042	30	31
6.40	%,	10/02/2017		100	113	Duke Energy Progress Inc
BlackRock Inc						4.38	%,	03/30/2044	400	427
3.38	%,	06/01/2022		30	31	Empresa Nacional de Electricidad SA/Chile
5.00	%,	12/10/2019		430	490	4.25	%,	04/15/2024	30	30
Capital One Bank USA NA						Entergy Arkansas Inc
1.15	%,	11/21/2016		250	250	3.75	%,	02/15/2021	30	32
2.25	%,	02/13/2019		400	400	Entergy Corp
Credit Suisse USA Inc						5.13	%,	09/15/2020	30	33
5.85	%,	08/16/2016		300	325	Exelon Generation Co LLC
7.13	%,	07/15/2032		300	419	4.25	%,	06/15/2022	500	524
Ford Motor Credit Co LLC						FirstEnergy Solutions Corp
1.70	%,	05/09/2016		500	504	6.80	%,	08/15/2039	530	560
2.60	%,	11/04/2019		500	502	Florida Power & Light Co
3.66	%,	09/08/2024		725	729	2.75	%,	06/01/2023	500	497
5.00	%,	05/15/2018		500	547	4.05	%,	10/01/2044	25	26
5.88	%,	08/02/2021		100	116	5.13	%,	06/01/2041	40	48
General Electric Capital Corp						5.63	%,	04/01/2034	200	249
2.30	%,	04/27/2017		100	103	Great Plains Energy Inc
2.30	%,	01/14/2019		1,000	1,022	4.85	%,	06/01/2021	30	34
2.90	%,	01/09/2017		750	780	Hydro-Quebec
2.95	%,	05/09/2016		1,000	1,034	8.05	%,	07/07/2024	530	745
3.15	%,	09/07/2022		500	511	Interstate Power & Light Co
4.63	%,	01/07/2021		50	56	3.25	%,	12/01/2024	300	304
5.38	%,	10/20/2016		150	163	Louisville Gas & Electric Co
5.88	%,	01/14/2038		1,000	1,242	5.13	%,	11/15/2040	30	36
6.38	%,	11/15/2067	(a)	50	54	Mississippi Power Co
6.75	%,	03/15/2032		100	134	4.25	%,	03/15/2042	30	30
HSBC Finance Corp						Nevada Power Co
6.68	%,	01/15/2021		100	119	5.45	%,	05/15/2041	40	49
Intercontinental Exchange Inc						7.13	%,	03/15/2019	434	522
4.00	%,	10/15/2023		25	26	NextEra Energy Capital Holdings Inc
						4.50	%,	06/01/2021	50	55

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2014 (unaudited)

			Principal						Principal
BONDS (continued)			Amount (000's) Value (000's)		BONDS (continued)				Amount (000's) Value (000's)

Electric (continued)					Electronics (continued)
NiSource Finance Corp					Thermo Fisher Scientific Inc
6.40	%,	03/15/2018	$539	$618	1.30	%,	02/01/2017		$60	$60
Northern States Power Co/MN					4.15	%,	02/01/2024		600	633
5.35	%,	11/01/2039	30	37	4.70	%,	05/01/2020		30	33
Oncor Electric Delivery Co LLC										$1,369
5.25	%,	09/30/2040	530	632
Pacific Gas & Electric Co					Environmental Control - 0.13%
3.75	%,	02/15/2024	125	131	Republic Services Inc
5.40	%,	01/15/2040	30	35	5.50	%,	09/15/2019		25	29
5.80	%,	03/01/2037	500	601	6.20	%,	03/01/2040		255	326
8.25	%,	10/15/2018	300	366	Waste Management Inc
PacifiCorp					3.50	%,	05/15/2024		1,000	1,014
5.65	%,	07/15/2018	30	34	7.00	%,	07/15/2028		39	51
PECO Energy Co										$1,420
1.20	%,	10/15/2016	500	503	Federal & Federally Sponsored Credit - 0.10%
2.38	%,	09/15/2022	460	447	Federal Farm Credit Banks
Potomac Electric Power Co					0.54	%,	11/07/2016		70	70
3.60	%,	03/15/2024	30	31	4.88	%,	01/17/2017		485	529
PPL Capital Funding Inc					5.13	%,	08/25/2016		500	539
3.50	%,	12/01/2022	1,000	1,017						$1,138
Progress Energy Inc
3.15	%,	04/01/2022	40	40	Finance - Mortgage Loan/Banker - 3.17%
PSEG Power LLC					Fannie Mae
2.75	%,	09/15/2016	60	62	0.00	%,	10/09/2019	(c)	85	77
Public Service Co of Colorado					0.50	%,	03/30/2016		1,500	1,505
3.95	%,	03/15/2043	30	31	0.88	%,	10/26/2017		1,094	1,091
Public Service Electric & Gas Co					0.88	%,	02/08/2018		1,000	993
3.05	%,	11/15/2024	300	301	0.88	%,	05/21/2018		1,000	990
3.50	%,	08/15/2020	372	392	0.95	%,	08/23/2017		194	193
Puget Sound Energy Inc					1.00	%,	12/28/2017		72	72
4.43	%,	11/15/2041	30	32	1.05	%,	05/25/2018		50	49
San Diego Gas & Electric Co					1.07	%,	09/27/2017		82	82
3.60	%,	09/01/2023	30	32	1.13	%,	04/27/2017		1,000	1,009
South Carolina Electric & Gas Co					1.13	%,	03/28/2018		70	70
5.45	%,	02/01/2041	40	48	1.25	%,	09/28/2016		1,100	1,116
Southern California Edison Co					1.25	%,	01/30/2017		1,500	1,522
1.13	%,	05/01/2017	30	30	1.38	%,	11/15/2016		1,100	1,117
5.50	%,	03/15/2040	750	941	1.63	%,	11/27/2018		125	126
5.95	%,	02/01/2038	30	39	1.75	%,	09/12/2019		1,000	1,004
Southern Co/The					1.88	%,	09/18/2018		100	102
2.45	%,	09/01/2018	540	554	1.88	%,	02/19/2019		1,000	1,016
Southwestern Electric Power Co					2.38	%,	04/11/2016		75	77
5.88	%,	03/01/2018	600	675	2.63	%,	09/06/2024		500	504
6.20	%,	03/15/2040	390	495	5.00	%,	03/15/2016		76	81
6.45	%,	01/15/2019	30	35	5.25	%,	09/15/2016		54	59
Southwestern Public Service Co					5.38	%,	06/12/2017		1,000	1,115
4.50	%,	08/15/2041	600	649	5.63	%,	07/15/2037		65	90
TransAlta Corp					6.00	%,	04/18/2036		54	58
6.50	%,	03/15/2040	30	31	6.63	%,	11/15/2030		500	727
Virginia Electric and Power Co					7.25	%,	05/15/2030		149	226
4.65	%,	08/15/2043	500	552	Federal Home Loan Banks
6.00	%,	05/15/2037	50	64	0.38	%,	02/19/2016		200	200
Wisconsin Power & Light Co					0.38	%,	06/24/2016		500	500
4.10	%,	10/15/2044	50	51	0.50	%,	09/28/2016		1,000	1,000
				$19,030	0.88	%,	05/24/2017		1,500	1,503
					1.25	%,	02/28/2018		110	110
Electrical Components & Equipment - 0.01%					1.63	%,	06/14/2019		800	799
Emerson Electric Co					1.88	%,	03/13/2020		500	501
2.63	%,	02/15/2023	30	29	2.00	%,	09/14/2018		500	513
4.88	%,	10/15/2019	30	34	4.13	%,	03/13/2020		100	112
				$63	4.75	%,	12/16/2016		1,475	1,599
Electronics - 0.13%					4.88	%,	05/17/2017		60	66
Arrow Electronics Inc					5.00	%,	11/17/2017		750	837
4.50	%,	03/01/2023	30	31	5.38	%,	05/18/2016		120	129
Honeywell International Inc					5.50	%,	07/15/2036		50	67
3.35	%,	12/01/2023	500	520	5.63	%,	06/11/2021		65	79
Jabil Circuit Inc					Freddie Mac
4.70	%,	09/15/2022	30	30	0.50	%,	01/28/2016		82	82
Koninklijke Philips NV					0.75	%,	01/12/2018		50	50
5.00	%,	03/15/2042	30	33	0.88	%,	10/14/2016		1,500	1,508
5.75	%,	03/11/2018	26	29	0.88	%,	02/22/2017		1,500	1,505
					0.88	%,	03/07/2018		800	794

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2014 (unaudited)

			Principal					Principal
BONDS (continued)			Amount (000's) Value (000's)		BONDS (continued)			Amount (000's) Value (000's)

Finance - Mortgage Loan/Banker (continued)					Gas (continued)
Freddie Mac (continued)					Southern California Gas Co
1.00	%,	03/08/2017	$1,500	$1,514	4.45	%,	03/15/2044	$50	$54
1.25	%,	10/02/2019	1,000	981					$1,552
1.40	%,	08/22/2019	163	161
2.38	%,	01/13/2022	1,000	1,014	Healthcare - Products - 0.13%
2.50	%,	05/27/2016	75	77	Baxter International Inc
3.00	%,	01/18/2028	59	56	0.95	%,	06/01/2016	100	100
3.75	%,	03/27/2019	500	547	3.65	%,	08/15/2042	30	28
4.75	%,	11/17/2015	87	91	Becton Dickinson and Co
4.88	%,	06/13/2018	63	71	5.00	%,	11/12/2040	30	32
5.00	%,	02/16/2017	73	80	Boston Scientific Corp
5.13	%,	10/18/2016	125	136	6.00	%,	01/15/2020	30	34
5.13	%,	11/17/2017	70	78	CareFusion Corp
5.25	%,	04/18/2016	1,500	1,601	3.88	%,	05/15/2024	30	31
5.50	%,	08/23/2017	169	190	Covidien International Finance SA
6.25	%,	07/15/2032	500	713	6.00	%,	10/15/2017	30	34
6.75	%,	03/15/2031	43	63	Medtronic Inc
				$34,398	4.45	%,	03/15/2020	30	33
					4.63	%,	03/15/2044	1,000	1,050
Food - 0.43%					5.55	%,	03/15/2040	40	48
Campbell Soup Co					Stryker Corp
4.25	%,	04/15/2021	30	32	4.38	%,	05/15/2044	25	26
ConAgra Foods Inc									$1,416
3.25	%,	09/15/2022	1,030	1,014
4.65	%,	01/25/2043	30	30	Healthcare - Services - 0.43%
Delhaize Group SA					Aetna Inc
5.70	%,	10/01/2040	30	32	1.50	%,	11/15/2017	530	528
General Mills Inc					6.63	%,	06/15/2036	13	17
1.40	%,	10/20/2017	550	550	Cigna Corp
3.15	%,	12/15/2021	30	31	4.00	%,	02/15/2022	600	632
Kellogg Co					Humana Inc
4.00	%,	12/15/2020	30	32	2.63	%,	10/01/2019	20	20
Kraft Foods Group Inc					Quest Diagnostics Inc
3.50	%,	06/06/2022	500	516	4.75	%,	01/30/2020	12	13
5.38	%,	02/10/2020	30	34	5.45	%,	11/01/2015	45	47
6.50	%,	02/09/2040	30	38	UnitedHealth Group Inc
Kroger Co/The					4.70	%,	02/15/2021	500	563
2.95	%,	11/01/2021	500	499	6.50	%,	06/15/2037	500	658
5.40	%,	07/15/2040	30	34	Ventas Realty LP
Mondelez International Inc					1.25	%,	04/17/2017	350	349
4.00	%,	02/01/2024	30	31	3.75	%,	05/01/2024	500	502
6.50	%,	02/09/2040	530	692	WellPoint Inc
Safeway Inc					2.30	%,	07/15/2018	500	506
3.95	%,	08/15/2020	30	31	3.50	%,	08/15/2024	450	452
Tyson Foods Inc					4.65	%,	01/15/2043	30	31
4.88	%,	08/15/2034	1,000	1,078	4.65	%,	08/15/2044	350	361
				$4,674					$4,679

Forest Products & Paper - 0.07%					Housewares - 0.02%
Georgia-Pacific LLC					Newell Rubbermaid Inc
7.75	%,	11/15/2029	20	28	2.88	%,	12/01/2019	200	201
International Paper Co
7.30	%,	11/15/2039	326	426	Insurance - 0.99%
7.95	%,	06/15/2018	200	237	ACE INA Holdings Inc
MeadWestvaco Corp					5.90	%,	06/15/2019	30	35
7.38	%,	09/01/2019	25	30	Aflac Inc
Plum Creek Timberlands LP					3.63	%,	11/15/2024	300	304
4.70	%,	03/15/2021	30	32	6.45	%,	08/15/2040	30	38
				$753	8.50	%,	05/15/2019	1,000	1,265
					American International Group Inc
Gas - 0.14%					4.88	%,	06/01/2022	850	952
Atmos Energy Corp					6.25	%,	05/01/2036	100	127
4.13	%,	10/15/2044	550	559
CenterPoint Energy Inc					Aon Corp
					5.00	%,	09/30/2020	780	877
6.50	%,	05/01/2018	30	35	AXA SA
National Grid PLC
6.30	%,	08/01/2016	30	33	8.60	%,	12/15/2030	30	41
					Berkshire Hathaway Finance Corp
ONE Gas Inc					1.60	%,	05/15/2017	400	405
3.61	%,	02/01/2024	50	52
Piedmont Natural Gas Co Inc					4.25	%,	01/15/2021	350	387
					5.75	%,	01/15/2040	450	559
4.10	%,	09/18/2034	25	26	Chubb Corp/The
Sempra Energy
6.00	%,	10/15/2039	634	793	6.50	%,	05/15/2038	26	36

See accompanying notes.

     Schedule of Investments Bond Market Index Fund November 30, 2014 (unaudited)

				Principal					Principal
BONDS (continued)				Amount (000's) Value (000's)		BONDS (continued)			Amount (000's) Value (000's)

Insurance (continued)						Machinery - Construction & Mining (continued)
CNA Financial Corp						Caterpillar Inc (continued)
5.75	%,	08/15/2021		$40	$46	3.80	%,	08/15/2042	$50	$48
First American Financial Corp										$1,640
4.60	%,	11/15/2024		300	304
Hartford Financial Services Group Inc/The						Machinery - Diversified - 0.11%
6.63	%,	03/30/2040		530	703	Cummins Inc
Lincoln National Corp						4.88	%,	10/01/2043	25	29
8.75	%,	07/01/2019		430	545	John Deere Capital Corp
Marsh & McLennan Cos Inc						1.20	%,	10/10/2017	30	30
2.35	%,	09/10/2019		25	25	1.55	%,	12/15/2017	25	25
MetLife Inc						2.25	%,	06/07/2016	339	348
4.72	%,	12/15/2044	(a)	450	481	2.75	%,	03/15/2022	530	530
4.75	%,	02/08/2021		750	836	Rockwell Automation Inc
6.40	%,	12/15/2066	(a)	430	478	6.25	%,	12/01/2037	129	170
7.72	%,	02/15/2019		130	159	Roper Industries Inc
PartnerRe Finance B LLC						1.85	%,	11/15/2017	30	30
5.50	%,	06/01/2020		40	45					$1,162
Progressive Corp/The						Media - 0.98%
3.75	%,	08/23/2021		30	32	21st Century Fox America Inc
4.35	%,	04/25/2044		30	32	3.00	%,	09/15/2022	40	40
Prudential Financial Inc						4.50	%,	02/15/2021	500	548
5.70	%,	12/14/2036		480	565	6.40	%,	12/15/2035	50	65
6.00	%,	12/01/2017		500	563	7.85	%,	03/01/2039	500	727
Reinsurance Group of America Inc						CBS Corp
4.70	%,	09/15/2023		30	32	5.75	%,	04/15/2020	30	34
Transatlantic Holdings Inc						7.88	%,	07/30/2030	30	41
5.75	%,	12/14/2015		40	42	Comcast Corp
Travelers Cos Inc/The						3.13	%,	07/15/2022	575	588
6.25	%,	06/15/2037		533	699	3.38	%,	02/15/2025	600	611
Unum Group						4.50	%,	01/15/2043	25	26
7.13	%,	09/30/2016		30	33	5.65	%,	06/15/2035	500	610
Voya Financial Inc						5.70	%,	05/15/2018	100	113
5.50	%,	07/15/2022		30	34	6.30	%,	11/15/2017	500	570
Willis Group Holdings PLC						6.40	%,	03/01/2040	500	660
4.13	%,	03/15/2016		40	41	6.45	%,	03/15/2037	60	78
					$10,721	DIRECTV Holdings LLC / DIRECTV
Internet - 0.09%						Financing Co Inc
Amazon.com Inc						3.80	%,	03/15/2022	530	544
2.50	%,	11/29/2022		40	38	5.88	%,	10/01/2019	520	601
eBay Inc						Discovery Communications LLC
2.60	%,	07/15/2022		450	426	5.05	%,	06/01/2020	30	33
Google Inc						6.35	%,	06/01/2040	40	48
3.63	%,	05/19/2021		40	43	Reed Elsevier Capital Inc
Symantec Corp						3.13	%,	10/15/2022	16	16
2.75	%,	06/15/2017		500	509	Thomson Reuters Corp
					$1,016	5.85	%,	04/15/2040	30	34
						Time Warner Cable Inc
Iron & Steel - 0.08%						4.50	%,	09/15/2042	500	502
Vale Overseas Ltd						7.30	%,	07/01/2038	60	81
5.63	%,	09/15/2019		380	421	8.75	%,	02/14/2019	830	1,041
6.88	%,	11/10/2039		50	55	Time Warner Inc
Vale SA						3.55	%,	06/01/2024	500	501
5.63	%,	09/11/2042		350	337	4.88	%,	03/15/2020	430	475
					$813	6.20	%,	03/15/2040	430	516
						Viacom Inc
Leisure Products & Services - 0.00%						2.50	%,	12/15/2016	30	31
Carnival Corp						3.88	%,	12/15/2021	530	551
3.95	%,	10/15/2020		25	26	4.38	%,	03/15/2043	330	307
						Walt Disney Co/The
Lodging - 0.00%						0.45	%,	12/01/2015	50	50
Wyndham Worldwide Corp						1.35	%,	08/16/2016	30	30
3.90	%,	03/01/2023		25	25	3.75	%,	06/01/2021	525	567
						7.00	%,	03/01/2032	30	43
										$10,682
Machinery - Construction & Mining - 0.15%
Caterpillar Financial Services Corp						Metal Fabrication & Hardware - 0.00%
0.70	%,	02/26/2016		500	501	Precision Castparts Corp
1.63	%,	06/01/2017		30	30	1.25	%,	01/15/2018	30	30
2.45	%,	09/06/2018		500	514
7.15	%,	02/15/2019		25	30
Caterpillar Inc						Mining - 0.46%
3.40	%,	05/15/2024		500	517	Barrick North America Finance LLC
						5.75	%,	05/01/2043	280	282

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2014 (unaudited)

				Principal							Principal
BONDS (continued)				Amount (000's) Value (000's)			BONDS (continued)				Amount (000's) Value (000's)

Mining (continued)							Mortgage Backed Securities (continued)
Barrick PD Australia Finance Pty Ltd							CD 2006-CD3 Mortgage Trust
4.95	%,	01/15/2020		$180	$195		5.62	%,	10/15/2048		$5	$5
BHP Billiton Finance USA Ltd							CD 2007-CD4 Commercial Mortgage Trust
1.63	%,	02/24/2017		400	405		5.32	%,	12/11/2049		348	371
2.05	%,	09/30/2018		250	253		Citigroup Commercial Mortgage Trust 2008-
Freeport-McMoRan Inc							C7
2.15	%,	03/01/2017		1,130	1,139		6.34	%,	12/10/2049	(a)	32	36
3.88	%,	03/15/2023		380	374		COMM 2012-CCRE2 Mortgage Trust
4.00	%,	11/14/2021		500	507		3.79	%,	08/15/2045		200	209
Goldcorp Inc							COMM 2013-CCRE6 Mortgage Trust
3.63	%,	06/09/2021		30	30		3.10	%,	03/10/2046	(a)	500	508
Newmont Mining Corp							COMM 2014-CCRE15 Mortgage Trust
5.13	%,	10/01/2019		50	54		4.07	%,	02/10/2047		500	539
Rio Tinto Alcan Inc							COMM 2014-LC15 Mortgage Trust
5.75	%,	06/01/2035		400	460		4.20	%,	04/10/2047		350	373
6.13	%,	12/15/2033		30	36		COMM 2014-UBS3 Mortgage Trust
Rio Tinto Finance USA Ltd							3.82	%,	06/10/2047		550	580
3.75	%,	09/20/2021		400	416		Commercial Mortgage Loan Trust 2008-LS1
6.50	%,	07/15/2018		412	475		6.24	%,	12/10/2049	(a)	15	16
Southern Copper Corp							Commercial Mortgage Trust 2007-GG9
5.38	%,	04/16/2020		40	44		5.44	%,	03/10/2039	(a)	141	151
Teck Resources Ltd							Credit Suisse Commercial Mortgage Trust
6.25	%,	07/15/2041		300	299		Series 2006-C4
					$4,969		5.47	%,	09/15/2039		259	274
							Credit Suisse Commercial Mortgage Trust
Miscellaneous Manufacturing - 0.38%							Series 2007-C2
3	M Co						5.54	%,	01/15/2049		500	539
1.38	%,	09/29/2016		25	25		Fannie Mae-Aces
2.00	%,	06/26/2022		500	483		2.30	%,	09/25/2022		465	457
5.70	%,	03/15/2037		30	38		2.48	%,	04/25/2022		500	500
Danaher Corp							2.51	%,	11/25/2022		1,000	997
5.63	%,	01/15/2018		25	28		2.59	%,	04/25/2023	(a)	394	393
Dover Corp							3.22	%,	08/25/2024	(a)	999	1,039
5.38	%,	03/01/2041		30	37		3.46	%,	01/25/2024	(a)	100	105
Eaton Corp							4.33	%,	03/25/2020		110	122
1.50	%,	11/02/2017		500	500		FHLMC Multifamily Structured Pass Through
2.75	%,	11/02/2022		20	20		Certificates
4.15	%,	11/02/2042		20	20		2.08	%,	12/25/2019	(a)	31	32
General Electric Co							2.87	%,	12/25/2021		350	362
4.50	%,	03/11/2044		1,000	1,084		3.02	%,	02/25/2023	(a)	113	119
Illinois Tool Works Inc							3.06	%,	07/25/2023	(a)	150	155
0.90	%,	02/25/2017		780	780		3.30	%,	04/25/2023		500	526
Ingersoll-Rand Luxembourg Finance SA							3.53	%,	06/25/2020		335	359
2.63	%,	05/01/2020		1,000	1,002		3.53	%,	10/25/2023		500	534
Parker-Hannifin Corp							4.33	%,	10/25/2020		500	558
3.50	%,	09/15/2022		30	31		GS Mortgage Securities Trust 2007-GG10
Tyco Electronics Group SA							5.99	%,	08/10/2045	(a)	65	71
7.13	%,	10/01/2037		37	50		GS Mortgage Securities Trust 2011-GC5
					$4,098		3.00	%,	08/10/2044		62	64
Mortgage Backed Securities - 2.04%							GS Mortgage Securities Trust 2013-GCJ14
Banc of America Commercial Mortgage Trust							4.24	%,	08/10/2046	(a)	50	55
2006-3							JP Morgan Chase Commercial Mortgage
5.89	%,	07/10/2044		42	44		Securities Trust 2006-LDP7
Banc of America Commercial Mortgage Trust							6.06	%,	04/15/2045	(a)	100	107
2007-1							JP Morgan Chase Commercial Mortgage
5.45	%,	01/15/2049		946	1,019		Securities Trust 2006-LDP8
Banc of America Commercial Mortgage Trust							5.40	%,	05/15/2045	(a)	462	489
2007-2							JP Morgan Chase Commercial Mortgage
5.63	%,	04/10/2049		23	23		Securities Trust 2007-LDP10
5.78	%,	04/10/2049	(a)	350	378		5.42	%,	01/15/2049		126	135
Banc of America Merrill Lynch Commercial							JPMBB Commercial Mortgage Securities
Mortgage Inc							Trust 2013-C14
5.35	%,	09/10/2047	(a)	92	94		4.41	%,	08/15/2046		500	543
Bear Stearns Commercial Mortgage Securities							JPMBB Commercial Mortgage Securities
Trust 2006-PWR12							Trust 2014-C18
5.89	%,	09/11/2038	(a)	2	2		4.08	%,	02/15/2047	(a)	50	54
Bear Stearns Commercial Mortgage Securities							JPMBB Commercial Mortgage Securities
Trust 2006-PWR13							Trust 2014-C19
5.54	%,	09/11/2041		12	13		3.67	%,	04/15/2047		500	527
Bear Stearns Commercial Mortgage Securities						LB	-UBS Commercial Mortgage Trust 2006-
Trust 2006-TOP24							C3
5.54	%,	10/12/2041		452	482		5.66	%,	03/15/2039		114	119

See accompanying notes.

     Schedule of Investments Bond Market Index Fund November 30, 2014 (unaudited)

				Principal					Principal
BONDS (continued)				Amount (000's) Value (000's)		BONDS (continued)			Amount (000's) Value (000's)

Mortgage Backed Securities (continued)						Office & Business Equipment (continued)
LB -UBS Commercial Mortgage Trust 2006-						Xerox Corp
C7						4.50	%,	05/15/2021	$30	$32
5.35	%,	10/15/2016		$400	$428	5.63	%,	12/15/2019	350	397
LB -UBS Commercial Mortgage Trust 2007-						6.75	%,	12/15/2039	250	306
C6						7.20	%,	04/01/2016	453	489
5.86	%,	07/15/2040	(a)	7	7					$1,256
LB -UBS Commercial Mortgage Trust 2007-
C7						Oil & Gas - 2.48%
5.87	%,	09/15/2045	(a)	376	416	Anadarko Petroleum Corp
Merrill Lynch Mortgage Trust 2006-C2						5.95	%,	09/15/2016	375	405
5.74	%,	08/12/2043		22	23	6.20	%,	03/15/2040	430	504
ML -CFC Commercial Mortgage Trust 2006-						Apache Corp
3						3.63	%,	02/01/2021	530	551
5.41	%,	07/12/2046		1,037	1,098	4.75	%,	04/15/2043	30	29
ML -CFC Commercial Mortgage Trust 2006-						BP Capital Markets PLC
4						1.85	%,	05/05/2017	600	609
5.17	%,	12/12/2049		500	531	3.25	%,	05/06/2022	640	638
Morgan Stanley Bank of America Merrill						4.75	%,	03/10/2019	30	33
Lynch Trust 2013-C11						Canadian Natural Resources Ltd
3.09	%,	08/15/2046	(a)	100	105	1.75	%,	01/15/2018	300	301
Morgan Stanley Bank of America Merrill						3.80	%,	04/15/2024	750	761
Lynch Trust 2013-C12						6.25	%,	03/15/2038	530	633
4.26	%,	10/15/2046		500	547	Cenovus Energy Inc
Morgan Stanley Bank of America Merrill						5.70	%,	10/15/2019	290	329
Lynch Trust 2014-C14						Chevron Corp
3.67	%,	02/15/2047		500	527	0.89	%,	06/24/2016	50	50
Morgan Stanley Capital I Trust 2006-HQ8						1.35	%,	11/15/2017	300	301
5.59	%,	03/12/2044	(a)	25	26	2.19	%,	11/15/2019	750	756
Morgan Stanley Capital I Trust 2006-IQ12						CNOOC Nexen Finance 2014 ULC
5.33	%,	12/15/2043		365	388	4.25	%,	04/30/2024	500	520
Morgan Stanley Capital I Trust 2007-IQ13						ConocoPhillips
5.36	%,	03/15/2044	(a)	290	313	1.05	%,	12/15/2017	100	99
Morgan Stanley Capital I Trust 2007-IQ14						2.88	%,	11/15/2021	300	302
5.61	%,	04/15/2049		86	86	6.00	%,	01/15/2020	500	587
Morgan Stanley Capital I Trust 2007-TOP25						6.50	%,	02/01/2039	490	652
5.51	%,	11/12/2049		990	1,066	Continental Resources Inc/OK
UBS Commercial Mortgage Trust 2012-C1						4.50	%,	04/15/2023	530	541
3.00	%,	05/10/2045		37	38	Devon Energy Corp
3.40	%,	05/10/2045	(a)	71	74	5.60	%,	07/15/2041	495	560
UBS-Barclays Commercial Mortgage Trust						6.30	%,	01/15/2019	445	514
2012	-C3					Ecopetrol SA
3.09	%,	08/10/2049	(a)	50	51	5.88	%,	09/18/2023	40	44
UBS-Barclays Commercial Mortgage Trust						Encana Corp
2012	-C4					3.90	%,	11/15/2021	540	561
2.85	%,	12/10/2045	(a)	100	100	Ensco PLC
Wachovia Bank Commercial Mortgage Trust						3.25	%,	03/15/2016	30	31
Series 2005-C22						EOG Resources Inc
5.44	%,	12/15/2044	(a)	12	12	2.63	%,	03/15/2023	480	464
Wachovia Bank Commercial Mortgage Trust						4.40	%,	06/01/2020	40	44
Series 2006-C26						EQT Corp
6.01	%,	06/15/2045		300	318	6.50	%,	04/01/2018	30	34
Wachovia Bank Commercial Mortgage Trust						Exxon Mobil Corp
Series 2006-C27						0.92	%,	03/15/2017	330	330
5.80	%,	07/15/2045		100	107	Hess Corp
Wachovia Bank Commercial Mortgage Trust						1.30	%,	06/15/2017	500	495
Series 2007-C34						7.30	%,	08/15/2031	540	685
5.68	%,	05/15/2046	(a)	100	109	Husky Energy Inc
WF-RBS Commercial Mortgage Trust						4.00	%,	04/15/2024	100	101
3.39	%,	11/15/2045		500	511	Kerr-McGee Corp
WFRBS Commercial Mortgage Trust 2013-						6.95	%,	07/01/2024	400	494
C14						Marathon Oil Corp
3.34	%,	06/15/2046		500	515	5.90	%,	03/15/2018	30	34
WFRBS Commercial Mortgage Trust 2014-						Marathon Petroleum Corp
C20						3.50	%,	03/01/2016	530	545
4.00	%,	05/15/2047		500	537	Murphy Oil Corp
WFRBS Commercial Mortgage Trust 2014-						3.70	%,	12/01/2022	40	38
LC14						Nabors Industries Inc
1.19	%,	03/15/2047		111	111	2.35	%,	09/15/2016	30	30
					$22,122	Nexen Energy ULC
						6.40	%,	05/15/2037	30	38
Office & Business Equipment - 0.12%						7.50	%,	07/30/2039	39	54
Pitney Bowes Inc
5.75	%,	09/15/2017		29	32

See accompanying notes.

     Schedule of Investments Bond Market Index Fund November 30, 2014 (unaudited)

				Principal					Principal
BONDS (continued)				Amount (000's) Value (000's)		BONDS (continued)			Amount (000's) Value (000's)

Oil & Gas (continued)						Packaging & Containers - 0.00%
Noble Energy Inc						Packaging Corp of America
4.15	%,	12/15/2021		$750	$790	4.50	%,	11/01/2023	$25	$26
Noble Holding International Ltd
6.20	%,	08/01/2040		65	63
Occidental Petroleum Corp						Pharmaceuticals - 0.81%
						Abbott Laboratories
4.13	%,	06/01/2016		290	303	5.13	%,	04/01/2019	30	34
Petrobras Global Finance BV
4.38	%,	05/20/2023		80	74	AbbVie Inc
						1.20	%,	11/06/2015	50	50
4.88	%,	03/17/2020		1,000	988	2.90	%,	11/06/2022	550	538
7.25	%,	03/17/2044		500	520
Petrobras International Finance Co SA						Actavis Inc
						1.88	%,	10/01/2017	500	498
6.13	%,	10/06/2016		500	522	6.13	%,	08/15/2019	34	39
6.88	%,	01/20/2040		65	65
7.88	%,	03/15/2019		550	604	AmerisourceBergen Corp
						3.40	%,	05/15/2024	30	30
Petro-Canada						AstraZeneca PLC
6.80	%,	05/15/2038		534	701
Petroleos Mexicanos						5.90	%,	09/15/2017	500	563
4.25	%,	01/15/2025	(d)	50	51	Bristol-Myers Squibb Co
4.88	%,	01/24/2022		80	85	3.25	%,	08/01/2042	40	35
5.50	%,	06/27/2044		30	31	5.88	%,	11/15/2036	16	20
						Cardinal Health Inc
5.75	%,	03/01/2018		850	935	4.60	%,	03/15/2043	30	32
6.63	%,	06/15/2035		750	878
Phillips 66						Eli Lilly & Co
						5.50	%,	03/15/2027	30	36
4.88	%,	11/15/2044		500	509	Express Scripts Holding Co
5.88	%,	05/01/2042		30	35
Pioneer Natural Resources Co						3.13	%,	05/15/2016	30	31
						3.90	%,	02/15/2022	500	524
3.95	%,	07/15/2022		30	30	4.75	%,	11/15/2021	50	55
Pride International Inc
7.88	%,	08/15/2040		1,000	1,264	GlaxoSmithKline Capital Inc
						5.65	%,	05/15/2018	430	487
Rowan Cos Inc						6.38	%,	05/15/2038	430	562
5.00	%,	09/01/2017		30	32
Shell International Finance BV						Johnson & Johnson
0.90	%,	11/15/2016		30	30	5.55	%,	08/15/2017	30	34
4.38	%,	03/25/2020		565	627	5.95	%,	08/15/2037	75	101
						McKesson Corp
5.50	%,	03/25/2040		430	523	1.29	%,	03/10/2017	500	499
Statoil ASA
2.25	%,	11/08/2019		1,000	1,005	2.70	%,	12/15/2022	500	482
						4.75	%,	03/01/2021	100	111
3.15	%,	01/23/2022		300	308	Mead Johnson Nutrition Co
5.25	%,	04/15/2019		58	66
Suncor Energy Inc						4.60	%,	06/01/2044	30	31
						Merck & Co Inc
6.85	%,	06/01/2039		13	17	6.55	%,	09/15/2037	290	405
Talisman Energy Inc
6.25	%,	02/01/2038		30	30	Merck Sharp & Dohme Corp
						5.00	%,	06/30/2019	530	599
Total Capital International SA						Mylan Inc/PA
0.75	%,	01/25/2016		30	30
2.13	%,	01/10/2019		400	403	4.20	%,	11/29/2023	30	31
						Novartis Capital Corp
2.88	%,	02/17/2022		400	401	4.40	%,	04/24/2020	30	34
Total Capital SA
4.25	%,	12/15/2021		550	605	4.40	%,	05/06/2044	30	33
						Novartis Securities Investment Ltd
Transocean Inc						5.13	%,	02/10/2019	500	565
3.80	%,	10/15/2022		50	43
6.00	%,	03/15/2018		30	32	Pfizer Inc
						3.40	%,	05/15/2024	100	103
Valero Energy Corp						4.30	%,	06/15/2043	500	515
9.38	%,	03/15/2019		500	629	6.20	%,	03/15/2019	380	445
					$26,926	7.20	%,	03/15/2039	25	36
Oil & Gas Services - 0.12%						Sanofi
Baker Hughes Inc						2.63	%,	03/29/2016	50	52
7.50	%,	11/15/2018		34	41	Teva Pharmaceutical Finance IV BV
Cameron International Corp						3.65	%,	11/10/2021	750	771
6.38	%,	07/15/2018		30	34	Wyeth LLC
Halliburton Co						5.50	%,	02/15/2016	390	413
3.25	%,	11/15/2021		530	546	Zoetis Inc
7.45	%,	09/15/2039		26	36	3.25	%,	02/01/2023	40	39
Weatherford International Ltd/Bermuda										$8,833
5.50	%,	02/15/2016		500	525
6.00	%,	03/15/2018		34	37	Pipelines - 0.62%
						Boardwalk Pipelines LP
6.75	%,	09/15/2040		30	33	3.38	%,	02/01/2023	30	28
					$1,252	Buckeye Partners LP
						4.35	%,	10/15/2024	25	25
						El Paso Pipeline Partners Operating Co LLC
						4.70	%,	11/01/2042	20	18

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2014 (unaudited)

				Principal					Principal
BONDS (continued)				Amount (000's) Value (000's)		BONDS (continued)			Amount (000's) Value (000's)

Pipelines (continued)						REITS (continued)
Enbridge Energy Partners LP						AvalonBay Communities Inc
5.20	%,	03/15/2020		$24	$27	2.85	%,	03/15/2023	$30	$29
Energy Transfer Partners LP						3.63	%,	10/01/2020	100	105
6.50	%,	02/01/2042		530	605	BioMed Realty LP
9.00	%,	04/15/2019		16	20	6.13	%,	04/15/2020	17	19
Enterprise Products Operating LLC						Boston Properties LP
4.85	%,	08/15/2042		400	413	3.13	%,	09/01/2023	20	20
5.20	%,	09/01/2020		430	484	5.63	%,	11/15/2020	30	34
6.88	%,	03/01/2033		39	51	5.88	%,	10/15/2019	430	496
8.38	%,	08/01/2066		100	109	Camden Property Trust
Kinder Morgan Energy Partners LP						3.50	%,	09/15/2024	25	25
3.50	%,	09/01/2023		390	375	CubeSmart LP
6.38	%,	03/01/2041		380	418	4.38	%,	12/15/2023	30	32
6.95	%,	01/15/2038		383	446	DDR Corp
ONEOK Partners LP						4.63	%,	07/15/2022	30	32
6.13	%,	02/01/2041		30	34	Duke Realty LP
8.63	%,	03/01/2019		530	654	3.75	%,	12/01/2024	300	301
Plains All American Pipeline LP / PAA						3.88	%,	10/15/2022	530	545
Finance Corp						EPR Properties
4.30	%,	01/31/2043		100	94	7.75	%,	07/15/2020	30	36
4.70	%,	06/15/2044		30	30	ERP Operating LP
8.75	%,	05/01/2019		170	214	2.38	%,	07/01/2019	300	301
Southern Natural Gas Co LLC						5.75	%,	06/15/2017	100	111
5.90	%,	04/01/2017(a)	,(d)	750	821	Federal Realty Investment Trust
Spectra Energy Capital LLC						4.50	%,	12/01/2044	300	305
8.00	%,	10/01/2019		30	37	HCP Inc
Spectra Energy Partners LP						3.75	%,	02/01/2019	400	423
4.75	%,	03/15/2024		30	32	3.88	%,	08/15/2024	200	203
Sunoco Logistics Partners Operations LP						4.20	%,	03/01/2024	200	208
5.50	%,	02/15/2020		30	34	6.70	%,	01/30/2018	39	45
Tennessee Gas Pipeline Co LLC						Health Care REIT Inc
7.50	%,	04/01/2017		30	34	2.25	%,	03/15/2018	500	506
TransCanada PipeLines Ltd						4.50	%,	01/15/2024	30	32
3.75	%,	10/16/2023		30	31	Highwoods Realty LP
6.10	%,	06/01/2040		30	37	3.20	%,	06/15/2021	30	30
6.50	%,	08/15/2018		30	35	Hospitality Properties Trust
7.25	%,	08/15/2038		750	1,006	4.65	%,	03/15/2024	40	41
Williams Cos Inc/The						Host Hotels & Resorts LP
7.50	%,	01/15/2031		29	33	6.00	%,	10/01/2021	30	34
Williams Partners LP						Kimco Realty Corp
3.90	%,	01/15/2025		500	495	3.20	%,	05/01/2021	750	759
5.25	%,	03/15/2020		30	33	Liberty Property LP
6.30	%,	04/15/2040		30	34	3.38	%,	06/15/2023	40	39
					$6,707	Omega Healthcare Investors Inc
						4.95	%,	04/01/2024	30	31
Regional Authority - 0.38%						Prologis LP
Province of British Columbia						2.75	%,	02/15/2019	390	398
2.65	%,	09/22/2021		400	414	Realty Income Corp
6.50	%,	01/15/2026		45	60	4.13	%,	10/15/2026	20	20
Province of Manitoba Canada						5.88	%,	03/15/2035	40	47
1.75	%,	05/30/2019		500	502	Simon Property Group LP
3.05	%,	05/14/2024		30	31	2.15	%,	09/15/2017	50	51
Province of Ontario Canada						2.20	%,	02/01/2019	500	506
3.20	%,	05/16/2024		440	459	2.75	%,	02/01/2023	250	245
4.00	%,	10/07/2019		400	440	4.75	%,	03/15/2042	164	178
4.95	%,	11/28/2016		400	433	Tanger Properties LP
5.45	%,	04/27/2016		560	599	3.75	%,	12/01/2024	300	302
Province of Quebec Canada						Weyerhaeuser Co
2.75	%,	08/25/2021		540	553	7.38	%,	10/01/2019	1,000	1,208
2.88	%,	10/16/2024		500	503	7.38	%,	03/15/2032	30	40
7.50	%,	09/15/2029		36	53					$8,385
Province of Saskatchewan Canada
8.50	%,	07/15/2022		17	24	Retail - 1.06%
					$4,071	AutoZone Inc
						1.30	%,	01/13/2017	30	30
REITS - 0.77%						Costco Wholesale Corp
American Tower Corp						0.65	%,	12/07/2015	45	45
4.70	%,	03/15/2022		50	53	CVS Health Corp
5.90	%,	11/01/2021		500	566	1.20	%,	12/05/2016	500	501
ARC Properties Operating Partnership						5.75	%,	06/01/2017	39	43
LP/Clark Acquisition LLC						6.13	%,	09/15/2039	300	379
2.00	%,	02/06/2017		30	29	Dollar General Corp
						1.88	%,	04/15/2018	30	29

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2014 (unaudited)

			Principal					Principal
BONDS (continued)			Amount (000's) Value (000's)		BONDS (continued)			Amount (000's) Value (000's)

Retail (continued)					Sovereign (continued)
Gap Inc/The					Brazilian Government International
5.95	%,	04/12/2021	$30	$34	Bond (continued)
Home Depot Inc/The					11.00%, 08/17/2040			$333	$357
5.40	%,	03/01/2016	600	636	10.13%, 05/15/2027			300	474
5.88	%,	12/16/2036	550	704	Canada Government International Bond
Kohl's Corp					0.88	%,	02/14/2017	600	603
4.00	%,	11/01/2021	30	31	Colombia Government International Bond
Lowe's Cos Inc					11.75%, 02/25/2020			300	429
3.88	%,	09/15/2023	30	32	10.38%, 01/28/2033			700	1,094
4.25	%,	09/15/2044	750	763	Export Development Canada
6.65	%,	09/15/2037	33	45	0.63	%,	12/15/2016	50	50
Macy's Retail Holdings Inc					1.75	%,	08/19/2019	50	50
5.13	%,	01/15/2042	500	536	Export-Import Bank of Korea
6.90	%,	04/01/2029	910	1,161	5.00	%,	04/11/2022	500	568
McDonald's Corp					Israel Government AID Bond
3.25	%,	06/10/2024	175	177	5.50	%,	09/18/2023	65	80
3.63	%,	05/20/2021	750	807	5.50	%,	04/26/2024	65	81
5.00	%,	02/01/2019	100	112	5.50	%,	09/18/2033	33	43
QVC Inc					Italy Government International Bond
3.13	%,	04/01/2019	30	30	5.38	%,	06/15/2033	40	47
Starbucks Corp					6.88	%,	09/27/2023	550	700
0.88	%,	12/05/2016	25	25	Japan Bank for International
Target Corp					Cooperation/Japan
3.88	%,	07/15/2020	500	540	1.13	%,	07/19/2017	500	502
4.00	%,	07/01/2042	500	495	2.50	%,	01/21/2016	100	102
TJX Cos Inc/The					3.00	%,	05/29/2024	300	313
2.75	%,	06/15/2021	25	25	Mexico Government International Bond
Walgreen Co					3.63	%,	03/15/2022	570	589
5.25	%,	01/15/2019	30	34	4.75	%,	03/08/2044	460	475
Walgreens Boots Alliance Inc					5.63	%,	01/15/2017	550	600
1.75	%,	11/17/2017	400	403	5.75	%,	10/12/2110	500	534
3.80	%,	11/18/2024	1,000	1,021	6.75	%,	09/27/2034	500	646
Wal-Mart Stores Inc					8.30	%,	08/15/2031	97	145
3.25	%,	10/25/2020	550	580	Panama Government International Bond
3.30	%,	04/22/2024	550	569	8.88	%,	09/30/2027	570	824
5.63	%,	04/15/2041	450	570	Peruvian Government International Bond
6.50	%,	08/15/2037	550	747	5.63	%,	11/18/2050	500	585
6.75	%,	10/15/2023	250	325	Philippine Government International Bond
Yum! Brands Inc					9.38	%,	01/18/2017	500	586
6.25	%,	03/15/2018	17	19	10.63%, 03/16/2025			600	963
6.88	%,	11/15/2037	17	22	Poland Government International Bond
				$11,470	5.00	%,	03/23/2022	500	564
					5.13	%,	04/21/2021	580	656
Semiconductors - 0.13%					South Africa Government International Bond
Intel Corp					5.88	%,	05/30/2022	100	114
3.30	%,	10/01/2021	50	53	5.88	%,	09/16/2025	500	571
4.00	%,	12/15/2032	500	500	Svensk Exportkredit AB
KLA-Tencor Corp					5.13	%,	03/01/2017	550	602
3.38	%,	11/01/2019	300	306	Tennessee Valley Authority
Texas Instruments Inc					4.50	%,	04/01/2018	54	60
0.88	%,	03/12/2017	550	550	4.63	%,	09/15/2060	500	558
				$1,409	5.25	%,	09/15/2039	250	313
Software - 0.28%					5.38	%,	04/01/2056	61	77
Fidelity National Information Services Inc					5.88	%,	04/01/2036	600	807
2.00	%,	04/15/2018	530	530	6.75	%,	11/01/2025	57	77
Fiserv Inc					Turkey Government International Bond
3.50	%,	10/01/2022	30	30	4.88	%,	04/16/2043	850	855
Microsoft Corp					5.75	%,	03/22/2024	750	843
1.63	%,	12/06/2018	500	505	7.00	%,	09/26/2016	600	656
3.63	%,	12/15/2023	50	54	8.00	%,	02/14/2034	600	833
4.20	%,	06/01/2019	50	55	Uruguay Government International Bond
Oracle Corp					4.13	%,	11/20/2045	86	76
2.38	%,	01/15/2019	600	613					$20,531
3.40	%,	07/08/2024	550	565	Supranational Bank - 1.67%
5.38	%,	07/15/2040	550	646	African Development Bank
				$2,998	0.75	%,	10/18/2016	600	602
Sovereign - 1.89%					2.38	%,	09/23/2021	15	15
Brazilian Government International Bond					Asian Development Bank
4.88	%,	01/22/2021	700	755	1.13	%,	03/15/2017	750	757
5.63	%,	01/07/2041	500	545	1.75	%,	09/11/2018	500	507
8.00	%,	01/15/2018	117	129	2.13	%,	11/24/2021	300	301
					5.82	%,	06/16/2028	39	51

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2014 (unaudited)

				Principal						Principal
BONDS (continued)				Amount (000's) Value (000's)		BONDS (continued)				Amount (000's) Value (000's)

Supranational Bank (continued)						Telecommunications (continued)
Corp Andina de Fomento						Qwest Corp
3.75	%,	01/15/2016		$11	$11	6.88	%,	09/15/2033		$20	$20
4.38	%,	06/15/2022		59	64	7.25	%,	09/15/2025		565	673
Council Of Europe Development Bank						Rogers Communications Inc
1.50	%,	02/22/2017		580	590	6.80	%,	08/15/2018		30	35
1.75	%,	11/14/2019		300	301	Telefonica Emisiones SAU
European Bank for Reconstruction &						5.13	%,	04/27/2020		100	112
Development						7.05	%,	06/20/2036		530	691
1.00	%,	02/16/2017		1,000	1,008	Verizon Communications Inc
European Investment Bank						1.10	%,	11/01/2017		500	495
0.88	%,	04/18/2017		1,000	1,003	2.55	%,	06/17/2019		750	763
1.00	%,	06/15/2018		1,000	991	2.63	%,	02/21/2020	(d)	750	751
1.13	%,	09/15/2017		1,200	1,207	3.50	%,	11/01/2024		1,000	1,000
2.13	%,	07/15/2016		1,000	1,027	4.15	%,	03/15/2024		100	105
2.50	%,	04/15/2021		150	155	4.86	%,	08/21/2046	(d)	750	782
2.88	%,	09/15/2020		1,100	1,164	5.01	%,	08/21/2054	(d)	527	549
4.88	%,	01/17/2017		1,100	1,197	5.05	%,	03/15/2034		50	54
4.88	%,	02/15/2036		300	378	6.25	%,	04/01/2037		30	36
FMS Wertmanagement AoeR						6.40	%,	02/15/2038		750	933
0.63	%,	04/18/2016		100	100	6.55	%,	09/15/2043		100	129
Inter-American Development Bank						7.75	%,	12/01/2030		750	1,042
0.88	%,	11/15/2016		100	101	Vodafone Group PLC
2.38	%,	08/15/2017		750	779	1.63	%,	03/20/2017		500	502
3.20	%,	08/07/2042		500	482	6.15	%,	02/27/2037		40	47
3.88	%,	09/17/2019		600	663						$17,513
4.38	%,	01/24/2044		50	60
International Bank for Reconstruction &						Toys, Games & Hobbies - 0.00%
Development						Mattel Inc
0.50	%,	05/16/2016		530	530	2.35	%,	05/06/2019		30	30
0.75	%,	12/15/2016		1,000	1,003
0.88	%,	04/17/2017		150	151	Transportation - 0.47%
1.13	%,	07/18/2017		530	534	Burlington Northern Santa Fe LLC
7.63	%,	01/19/2023		933	1,303	4.10	%,	06/01/2021		400	434
International Finance Corp						4.40	%,	03/15/2042		30	31
1.13	%,	11/23/2016		560	564	4.55	%,	09/01/2044		400	416
1.75	%,	09/16/2019		550	553	5.40	%,	06/01/2041		400	466
					$18,152	7.95	%,	08/15/2030		30	43
						Canadian National Railway Co
Telecommunications - 1.61%						2.25	%,	11/15/2022		30	29
America Movil SAB de CV						5.55	%,	03/01/2019		39	45
5.00	%,	03/30/2020		30	33	Canadian Pacific Railway Co
5.63	%,	11/15/2017		39	44
6.13	%,	03/30/2040		750	903	4.45	%,	03/15/2023		30	33
						CSX Corp
AT&T Inc						3.40	%,	08/01/2024		100	101
0.90	%,	02/12/2016		500	500
1.60	%,	02/15/2017		100	101	4.75	%,	05/30/2042		430	456
						6.25	%,	03/15/2018		530	606
2.30	%,	03/11/2019		150	152	FedEx Corp
3.90	%,	03/11/2024		500	518
4.35	%,	06/15/2045		500	473	3.88	%,	08/01/2042		30	28
						Norfolk Southern Corp
5.35	%,	09/01/2040		540	585	3.25	%,	12/01/2021		40	41
6.15	%,	09/15/2034		400	482
6.30	%,	01/15/2038		500	606	3.85	%,	01/15/2024		200	211
						4.84	%,	10/01/2041		30	33
6.50	%,	09/01/2037		56	70	5.75	%,	04/01/2018		500	567
British Telecommunications PLC
1.25	%,	02/14/2017		1,000	1,000	Ryder System Inc
5.95%,		01/15/2018		10	11	2.35	%,	02/26/2019		40	40
9.62%,		12/15/2030	(a)	30	47	Union Pacific Corp
Cisco Systems Inc						4.16	%,	07/15/2022		500	550
						4.75	%,	09/15/2041		30	33
1.10	%,	03/03/2017		500	502	United Parcel Service Inc
5.50	%,	02/22/2016		500	530
5.90	%,	02/15/2039		430	531	1.13	%,	10/01/2017		500	499
						3.13	%,	01/15/2021		30	31
Deutsche Telekom International Finance BV						4.88	%,	11/15/2040		30	34
5.75	%,	03/23/2016		30	32
8.75	%,	06/15/2030	(a)	530	779	5.13	%,	04/01/2019		325	367
Harris Corp											$5,094
4.40	%,	12/15/2020		40	43	Trucking & Leasing - 0.01%
Juniper Networks Inc						GATX Corp
3.10	%,	03/15/2016		30	31	4.75	%,	06/15/2022		50	55
Orange SA
4.13	%,	09/14/2021		30	32
5.38	%,	01/13/2042		30	34
9.00	%,	03/01/2031	(a)	500	755

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2014 (unaudited)

				Principal						Principal
BONDS (continued)				Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)				Amount (000's) Value (000's)

Water - 0.00%						New York (continued)
American Water Capital Corp						Port Authority of New York & New Jersey
6.59	%,	10/15/2037		$13	$18	4.46	%,	10/01/2062		$500	$508
											$1,240
TOTAL BONDS					$375,716
				Principal		Ohio - 0.01%
						American Municipal Power Inc
MUNICIPAL BONDS - 0.85%				Amount (000's) Value (000's)		7.50	%,	02/15/2050		30	44
California - 0.36%						Ohio State University/The
Bay Area Toll Authority						4.91	%,	06/01/2040		30	35
6.26	%,	04/01/2049		$575	$797						$79
East Bay Municipal Utility District Water
System Revenue						Texas - 0.06%
5.87	%,	06/01/2040		20	26	Dallas Area Rapid Transit
Los Angeles Department of Water & Power						5.02	%,	12/01/2048		30	36
6.01	%,	07/01/2039		30	38	State of Texas
Los Angeles Unified School District/CA						5.52	%,	04/01/2039		500	645
5.76	%,	07/01/2029		530	647						$681
Regents of the University of California						Washington - 0.00%
Medical Center Pooled Revenue						State of Washington
6.55	%,	05/15/2048		20	27	5.09	%,	08/01/2033		30	35
State of California
6.65	%,	03/01/2022		350	435	TOTAL MUNICIPAL BONDS					$9,242
7.30	%,	10/01/2039		750	1,082	U.S. GOVERNMENT & GOVERNMENT				Principal
7.70	%,	11/01/2030		250	315	AGENCY OBLIGATIONS - 63.75%				Amount (000's) Value (000's)
University of California						Federal Home Loan Mortgage Corporation (FHLMC) -
5.77	%,	05/15/2043		530	659	7.94%
					$4,026	2.00	%,	03/01/2028		$100	$100
						2.00	%,	12/01/2029	(f)	900	898
Connecticut - 0.00%						2.45	%,	10/01/2043	(a)	45	46
State of Connecticut
5.85	%,	03/15/2032		30	37	2.50	%,	08/01/2027		166	170
						2.50	%,	08/01/2028		386	395
						2.50	%,	12/01/2029	(f)	5,150	5,249
Florida - 0.00%						2.50	%,	12/01/2043	(f)	100	97
State Board of Administration Finance Corp						2.60	%,	10/01/2044	(a)	890	916
2.11	%,	07/01/2018		30	30	2.97	%,	11/01/2044	(a)	697	723
						3.00	%,	12/01/2026	(f)	4,050	4,213
Georgia - 0.07%						3.00	%,	06/01/2027		250	261
Municipal Electric Authority of Georgia						3.00	%,	07/01/2029		165	172
6.64	%,	04/01/2057		540	707	3.00	%,	10/01/2029		50	52
State of Georgia						3.00	%,	04/01/2033		120	124
4.50	%,	11/01/2025		30	33	3.00	%,	09/01/2034		689	709
					$740	3.00	%,	10/01/2034		477	491
						3.00	%,	01/01/2043		188	190
Illinois - 0.14%						3.00	%,	01/01/2043		194	196
Chicago Transit Authority						3.00	%,	07/01/2043		222	224
6.20	%,	12/01/2040		30	35	3.00	%,	09/01/2043		290	294
City of Chicago IL						3.00	%,	10/01/2043		216	219
6.31	%,	01/01/2044		30	31	3.00	%,	12/01/2044	(f)	10,475	10,582
State of Illinois						3.50	%,	10/01/2025		74	78
4.95	%,	06/01/2023		85	89	3.50	%,	11/01/2025		24	26
5.10	%,	06/01/2033		700	686	3.50	%,	02/01/2026		77	82
5.37	%,	03/01/2017		700	756	3.50	%,	06/01/2026		36	39
					$1,597	3.50	%,	12/01/2026	(f)	2,200	2,330
						3.50	%,	04/01/2032		131	138
New Jersey - 0.08%						3.50	%,	05/01/2034		769	809
New Jersey Economic Development
Authority (credit support from AGM)						3.50	%,	11/01/2041		80	83
0.00	%,	02/15/2023(c)	,(e)	50	36	3.50	%,	01/01/2042		69	72
New Jersey State Turnpike Authority						3.50	%,	04/01/2042		75	78
7.10	%,	01/01/2041		200	286	3.50	%,	06/01/2042		79	82
						3.50	%,	06/01/2042		386	403
New Jersey Transportation Trust Fund						3.50	%,	07/01/2042		198	206
Authority
1.76	%,	12/15/2018		400	395	3.50	%,	08/01/2042		64	67
						3.50	%,	01/01/2044		110	114
6.56	%,	12/15/2040		46	60	3.50	%,	08/01/2044		49	52
					$777	3.50	%,	12/01/2044	(f)	12,200	12,690
New York - 0.13%						4.00	%,	07/01/2024		39	41
City of New York NY						4.00	%,	08/01/2025		47	51
6.27	%,	12/01/2037		500	654	4.00	%,	10/01/2025		39	41
Metropolitan Transportation Authority						4.00	%,	03/01/2026		11	12
6.55	%,	11/15/2031		30	39	4.00	%,	12/01/2026	(f)	1,375	1,459
New York City Water & Sewer System						4.00	%,	12/01/2030		75	80
5.72	%,	06/15/2042		30	39	4.00	%,	11/01/2033		454	489

See accompanying notes.

     Schedule of Investments Bond Market Index Fund November 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT				Principal		U.S. GOVERNMENT & GOVERNMENT				Principal
AGENCY OBLIGATIONS (continued)				Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)				Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)
(continued)						Federal National Mortgage Association (FNMA) (continued)
						2.50	%,	07/01/2033		$36	$36
4.00	%,	07/01/2034		$294	$317	2.50	%,	02/01/2043		74	72
4.00	%,	07/01/2039		116	125	2.50	%,	12/01/2043	(f)	1,000	975
4.00	%,	12/01/2040		124	132	3.00	%,	11/01/2026		155	162
4.00	%,	12/01/2040		149	159	3.00	%,	12/01/2026	(f)	6,350	6,612
4.00	%,	10/01/2041		174	186
4.00	%,	12/01/2041	(f)	13,125	13,996	3.00	%,	02/01/2027		103	108
						3.00	%,	07/01/2027		128	134
4.00	%,	12/01/2041		110	118	3.00	%,	01/01/2029		273	285
4.00	%,	02/01/2044		540	578
4.50	%,	01/01/2024		27	29	3.00	%,	11/01/2029		100	104
4.50%,		08/01/2025		67	72	3.00	%,	01/01/2033		122	126
4.50%,		12/01/2026	(f)	1,000	1,052	3.00	%,	04/01/2033		118	122
4.50	%,	10/01/2030		408	446	3.00	%,	09/01/2034		1,082	1,115
						3.00	%,	04/01/2042		304	308
4.50	%,	05/01/2031		41	45	3.00	%,	04/01/2043		308	312
4.50	%,	02/01/2039		49	53
4.50	%,	04/01/2039		61	66	3.00	%,	05/01/2043		294	298
						3.00	%,	06/01/2043		316	319
4.50	%,	09/01/2039		65	70	3.00	%,	07/01/2043		275	278
4.50	%,	10/01/2039		53	59
4.50	%,	11/01/2039		83	90	3.00	%,	07/01/2043		142	144
						3.00	%,	08/01/2043		184	186
4.50	%,	02/01/2040		54	59	3.00	%,	08/01/2043		95	96
4.50	%,	02/01/2040		61	67	3.00	%,	12/01/2044	(f)	18,500	18,699
4.50	%,	02/01/2040		22	24	3.04	%,	12/01/2041	(a)	51	53
4.50	%,	05/01/2040		34	38	3.17	%,	12/01/2040	(a)	47	50
4.50	%,	07/01/2040		51	55	3.48	%,	02/01/2041	(a)	13	14
4.50	%,	08/01/2040		50	54	3.50	%,	10/01/2025		72	77
4.50	%,	08/01/2040		41	45
4.50	%,	08/01/2040		68	74	3.50	%,	11/01/2025		84	89
4.50	%,	09/01/2040		61	67	3.50	%,	01/01/2026		59	62
						3.50	%,	08/01/2026		73	78
4.50	%,	05/01/2041		52	57	3.50	%,	09/01/2026		68	72
4.50	%,	06/01/2041		37	40	3.50	%,	12/01/2026	(f)	3,275	3,469
4.50	%,	08/01/2041		100	109
4.50	%,	12/01/2041	(f)	8,200	8,902	3.50	%,	04/01/2032		67	71
5.00	%,	04/01/2021		48	51	3.50	%,	07/01/2032		54	57
						3.50	%,	09/01/2032		62	65
5.00	%,	03/01/2030		11	13	3.50	%,	10/01/2033		33	35
5.00	%,	09/01/2033		24	27
5.00	%,	08/01/2035		26	29	3.50	%,	07/01/2034		1,056	1,113
						3.50	%,	09/01/2034		765	806
5.00	%,	08/01/2036		43	48	3.50	%,	10/01/2034		248	261
5.00	%,	11/01/2036		43	48
5.00	%,	01/01/2039		43	48	3.50	%,	03/01/2041		101	106
						3.50	%,	10/01/2041		72	75
5.00	%,	01/01/2039		45	50	3.50	%,	12/01/2041	(f)	20,750	21,627
5.00	%,	08/01/2039		10	11
5.00	%,	09/01/2039		38	42	3.50	%,	12/01/2041		94	98
						3.50	%,	03/01/2042		214	224
5.00	%,	01/01/2040		73	82	3.50	%,	04/01/2042		257	269
5.00	%,	08/01/2040		72	80
5.00	%,	09/01/2040		23	25	3.50	%,	05/01/2042		183	191
5.00%,		09/01/2041		56	62	3.50	%,	07/01/2042		234	244
5.00%,		12/01/2041	(f)	5,200	5,758	3.50	%,	08/01/2042		153	159
5.50	%,	01/01/2018		26	28	3.50	%,	09/01/2042		142	148
						3.50	%,	10/01/2042		210	219
5.50	%,	07/01/2036		79	89	3.50	%,	06/01/2043		294	307
5.50	%,	09/01/2037		37	41
5.50	%,	11/01/2037		44	50	3.50	%,	02/01/2044		45	47
						4.00	%,	09/01/2025		66	71
5.50	%,	04/01/2038		16	18	4.00	%,	03/01/2026		88	95
5.50	%,	07/01/2038		22	25	4.00%,		09/01/2026		71	76
5.50	%,	09/01/2038		42	47	4.00%,		12/01/2026	(f)	2,200	2,337
5.50	%,	01/01/2040		35	40
5.50	%,	03/01/2040		24	26	4.00	%,	04/01/2029		33	36
5.50%,		06/01/2040		52	59	4.00	%,	12/01/2030		40	43
5.50%,		12/01/2041	(f)	3,300	3,688	4.00	%,	11/01/2031		48	52
6.00	%,	12/01/2037		49	55	4.00	%,	11/01/2033		782	844
6.00	%,	05/01/2038		109	123	4.00	%,	10/01/2034		497	536
6.00%,		07/01/2038		66	75	4.00	%,	03/01/2039		54	58
6.00%,		12/01/2041	(f)	2,000	2,264	4.00	%,	08/01/2039		173	184
6.50	%,	06/01/2017		13	14	4.00	%,	10/01/2040		116	124
						4.00	%,	12/01/2040		80	86
6.50	%,	09/01/2039		78	90	4.00	%,	12/01/2040		75	80
					$86,133	4.00	%,	01/01/2041		266	285
Federal National Mortgage Association (FNMA) - 13.08%						4.00	%,	01/01/2041		39	41
2.00	%,	11/01/2028		99	99	4.00	%,	02/01/2041		248	265
2.00	%,	12/01/2029	(f)	1,200	1,197	4.00	%,	02/01/2041		197	210
2.50	%,	01/01/2028		364	372	4.00	%,	02/01/2041		104	111
2.50	%,	07/01/2028		353	361	4.00	%,	03/01/2041		126	135
2.50	%,	08/01/2028		31	32	4.00	%,	09/01/2041		108	116
2.50	%,	12/01/2029	(f)	7,725	7,876	4.00	%,	12/01/2041		175	187

See accompanying notes.

     Schedule of Investments Bond Market Index Fund November 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT				Principal		U.S. GOVERNMENT & GOVERNMENT				Principal
AGENCY OBLIGATIONS (continued)				Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)				Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)						Federal National Mortgage Association (FNMA) (continued)
4.00	%,	12/01/2041		$338	$361	6.00	%,	05/01/2038		$10	$11
4.00	%,	05/01/2042		90	96	6.00	%,	09/01/2038		3	3
4.00	%,	12/01/2042	(f)	23,800	25,410	6.00	%,	04/01/2040		165	187
4.50	%,	02/01/2018		53	56	6.00	%,	12/01/2041	(f)	3,200	3,627
4.50	%,	04/01/2019		6	7	6.50	%,	06/01/2016		2	2
4.50	%,	11/01/2019		21	22	6.50	%,	12/01/2016		41	43
4.50	%,	05/01/2025		72	78	6.50	%,	05/01/2018		1	1
4.50	%,	12/01/2026	(f)	2,700	2,845	6.50	%,	07/01/2020		7	7
4.50	%,	07/01/2029		19	21	6.50	%,	06/01/2024		3	3
4.50	%,	08/01/2030		42	46	6.50	%,	12/01/2031		4	5
4.50	%,	02/01/2039		70	76	6.50	%,	03/01/2032		7	8
4.50	%,	04/01/2039		117	129	6.50	%,	10/01/2039		108	123
4.50	%,	04/01/2039		54	58						$141,819
4.50	%,	06/01/2039		78	85	Government National Mortgage Association (GNMA) -
4.50	%,	08/01/2039		75	83	7.89%
4.50	%,	10/01/2039		55	60	2.00	%,	06/20/2043	(a)	35	36
4.50	%,	12/01/2039		104	114	2.50	%,	06/20/2027		83	85
4.50	%,	02/01/2040		101	111	2.50	%,	09/20/2027		46	47
4.50	%,	05/01/2040		83	91	2.50	%,	04/20/2028		89	92
4.50	%,	10/01/2040		114	124	2.50	%,	07/20/2043		32	32
4.50	%,	02/01/2041		98	107	2.50	%,	12/01/2044	(f)	300	296
4.50	%,	04/01/2041		185	202	2.50	%,	12/01/2044		300	296
4.50	%,	11/01/2041		74	81	3.00	%,	02/15/2027		328	345
4.50	%,	11/01/2041		92	100	3.00	%,	04/15/2027		46	48
4.50	%,	12/01/2041	(f)	13,450	14,617	3.00	%,	09/20/2027		89	93
5.00	%,	04/01/2018		2	2	3.00	%,	08/20/2029		368	390
5.00	%,	06/01/2018		15	15	3.00	%,	09/20/2029		395	419
5.00	%,	12/01/2020		107	113	3.00	%,	02/20/2041	(a)	55	58
5.00	%,	12/01/2026	(f)	500	527	3.00	%,	11/20/2041	(a)	109	114
5.00	%,	03/01/2034		34	37	3.00	%,	09/20/2042		227	233
5.00	%,	04/01/2035		37	41	3.00	%,	12/20/2042		393	404
5.00	%,	06/01/2035		90	101	3.00	%,	03/20/2043		227	233
5.00	%,	07/01/2035		97	108	3.00	%,	03/20/2043		281	289
5.00	%,	02/01/2037		14	15	3.00	%,	05/15/2043		143	147
5.00	%,	04/01/2037		3	4	3.00	%,	05/15/2043		101	103
5.00	%,	07/01/2037		70	78	3.00	%,	12/01/2044		10,700	10,959
5.00	%,	12/01/2039		50	56	3.00	%,	12/01/2044	(f)	2,250	2,305
5.00	%,	01/01/2040		59	66	3.50	%,	12/20/2026		413	443
5.00	%,	05/01/2040		93	103	3.50	%,	03/20/2027		29	31
5.00	%,	06/01/2040		90	99	3.50	%,	03/20/2041	(a)	60	63
5.00	%,	06/01/2040		18	19	3.50	%,	12/01/2041	(f)	2,325	2,440
5.00	%,	05/01/2041		110	122	3.50	%,	02/15/2042		139	146
5.00	%,	12/01/2041	(f)	7,250	8,038	3.50	%,	02/20/2042		285	300
5.50	%,	02/01/2015		2	2	3.50	%,	05/20/2042		574	604
5.50	%,	01/01/2025		21	22	3.50	%,	06/20/2042		577	607
5.50	%,	06/01/2034		9	10	3.50	%,	07/15/2042		91	96
5.50	%,	04/01/2035		5	5	3.50	%,	08/20/2042		133	140
5.50	%,	09/01/2035		12	14	3.50	%,	08/20/2044	(a)	594	626
5.50	%,	10/01/2035		18	20	3.50	%,	12/01/2044		17,000	17,858
5.50	%,	04/01/2036		11	12	4.00	%,	05/15/2026		55	59
5.50	%,	04/01/2036		65	73	4.00	%,	07/20/2026		122	130
5.50	%,	09/01/2036		99	112	4.00	%,	09/15/2040		59	63
5.50	%,	02/01/2037		8	9	4.00	%,	01/15/2041		55	60
5.50	%,	05/01/2037		73	82	4.00	%,	01/15/2041		68	73
5.50	%,	06/01/2037		15	17	4.00	%,	01/20/2041		179	193
5.50	%,	07/01/2037		13	15	4.00	%,	07/15/2041		129	139
5.50	%,	08/01/2037		8	9	4.00	%,	07/20/2041		44	47
5.50	%,	06/01/2038		9	10	4.00	%,	09/20/2041		41	44
5.50	%,	06/01/2038		13	15	4.00	%,	10/15/2041		50	54
5.50	%,	08/01/2038		2	2	4.00	%,	11/20/2041		79	85
5.50	%,	09/01/2038		8	9	4.00	%,	12/01/2041	(f)	3,000	3,218
5.50	%,	09/01/2038		52	58	4.00	%,	12/20/2041		56	60
5.50	%,	10/01/2038		12	14	4.00	%,	01/20/2042		49	52
5.50	%,	12/01/2038		66	75	4.00	%,	02/20/2042		63	67
5.50	%,	12/01/2039		56	63	4.00	%,	06/20/2043		20	22
5.50	%,	12/01/2041	(f)	5,250	5,878	4.00	%,	02/20/2044		199	214
6.00	%,	06/01/2017		57	60	4.00	%,	03/20/2044		128	137
6.00	%,	07/01/2035		157	180	4.00	%,	04/20/2044		279	300
6.00	%,	11/01/2037		6	7	4.00	%,	08/20/2044		99	106
6.00	%,	11/01/2037		3	4	4.00	%,	09/20/2044		150	161
6.00	%,	02/01/2038		2	3	4.00	%,	12/01/2044		12,400	13,300
6.00	%,	05/01/2038		8	9	4.50	%,	06/15/2034		7	8

See accompanying notes.

     Schedule of Investments Bond Market Index Fund November 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT				Principal		U.S. GOVERNMENT & GOVERNMENT			Principal
AGENCY OBLIGATIONS (continued)				Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)			Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)
(continued)						U.S. Treasury (continued)
						0.63	%,	05/31/2017	$1,420	$1,416
4.50	%,	03/20/2039		$145	$159	0.63	%,	08/31/2017	2,155	2,143
4.50	%,	11/15/2039		25	27
4.50	%,	12/15/2039		163	181	0.63	%,	09/30/2017	2,030	2,016
						0.63	%,	11/30/2017	2,000	1,982
4.50	%,	06/15/2040		127	140	0.63	%,	04/30/2018	3,213	3,165
4.50	%,	08/15/2040		128	140
4.50	%,	02/20/2041		99	110	0.75	%,	01/15/2017	1,990	1,998
						0.75	%,	03/15/2017	1,000	1,003
4.50	%,	02/20/2041		95	105	0.75	%,	06/30/2017	1,719	1,718
4.50	%,	03/20/2041		92	102
4.50	%,	05/15/2041		57	63	0.75	%,	10/31/2017	3,350	3,337
						0.75	%,	12/31/2017	3,300	3,279
4.50	%,	06/20/2041		65	72	0.75	%,	02/28/2018	3,062	3,036
4.50	%,	07/20/2041		127	140
4.50	%,	08/20/2041		65	71	0.75	%,	03/31/2018	3,024	2,995
4.50%,		09/20/2041		58	64	0.88	%,	11/30/2016	4,063	4,094
4.50%,		12/01/2041	(f)	4,300	4,704	0.88	%,	12/31/2016	1,550	1,561
4.50	%,	09/20/2043		49	53	0.88	%,	01/31/2017	2,130	2,144
						0.88	%,	02/28/2017	2,113	2,126
4.50	%,	12/01/2044		7,350	8,044	0.88	%,	04/15/2017	550	553
5.00	%,	08/15/2033		109	122
5.00	%,	04/20/2038		56	61	0.88	%,	04/30/2017	1,206	1,212
						0.88	%,	05/15/2017	955	959
5.00	%,	06/20/2039		75	84	0.88	%,	06/15/2017	1,520	1,526
5.00	%,	09/15/2039		156	174
5.00	%,	02/15/2040		11	12	0.88	%,	07/15/2017	1,891	1,897
						0.88	%,	08/15/2017	1,895	1,899
5.00	%,	05/20/2040		60	67	0.88	%,	10/15/2017	280	280
5.00	%,	06/20/2040		77	87
5.00	%,	05/20/2041		100	112	0.88	%,	01/31/2018	212	211
						0.88	%,	07/31/2019	1,520	1,481
5.00	%,	05/20/2044		48	53	1.00	%,	08/31/2016	1,705	1,723
5.00	%,	12/01/2044		3,700	4,068
5.00	%,	12/01/2044	(f)	2,700	2,984	1.00	%,	09/30/2016	955	965
						1.00	%,	10/31/2016	1,635	1,652
5.50	%,	05/20/2032		3	3	1.00	%,	03/31/2017	1,000	1,008
5.50	%,	07/15/2034		32	36
5.50	%,	02/15/2035		80	91	1.00	%,	09/15/2017	1,890	1,900
						1.00	%,	05/31/2018	3,203	3,192
5.50	%,	10/20/2038		78	89	1.00	%,	08/31/2019	1,545	1,511
5.50	%,	01/15/2039		50	56	1.00	%,	09/30/2019	1,693	1,654
5.50	%,	07/20/2040		45	51
5.50	%,	12/01/2041	(f)	1,800	2,009	1.00	%,	11/30/2019	1,760	1,716
5.50	%,	12/01/2044		1,900	2,113	1.13	%,	12/31/2019	940	921
						1.13	%,	03/31/2020	1,000	976
6.00	%,	07/20/2028		1	1	1.13	%,	04/30/2020	1,000	974
6.00	%,	07/15/2032		4	5
6.00	%,	12/15/2032		5	6	1.25	%,	10/31/2018	2,990	2,991
						1.25	%,	11/30/2018	2,430	2,428
6.00	%,	11/20/2037		63	72	1.25	%,	01/31/2019	439	438
6.00	%,	01/15/2039		54	61
6.50	%,	05/15/2023		2	3	1.25	%,	10/31/2019	1,296	1,281
						1.25	%,	02/29/2020	1,000	983
6.50	%,	05/20/2032		21	24	1.38	%,	06/30/2018	3,000	3,026
7.00	%,	01/15/2028		4	4
7.00	%,	03/15/2029		7	8	1.38	%,	07/31/2018	635	640
						1.38	%,	09/30/2018	4,091	4,116
7.00	%,	07/15/2031		5	5	1.38	%,	11/30/2018	299	300
8.00	%,	08/20/2029		1	1	1.38	%,	12/31/2018	705	707
					$85,607	1.38	%,	02/28/2019	141	141
U.S. Treasury - 34.84%						1.38	%,	01/31/2020	1,000	991
0.25	%,	02/29/2016		2,070	2,071	1.38	%,	05/31/2020	1,013	999
0.25	%,	04/15/2016		2,844	2,846	1.50	%,	06/30/2016	1,550	1,579
0.25	%,	05/15/2016		853	853	1.50	%,	07/31/2016	3,500	3,567
0.38	%,	01/15/2016		3,965	3,974	1.50	%,	08/31/2018	4,403	4,454
0.38	%,	01/31/2016		3,575	3,583	1.50	%,	12/31/2018	3,100	3,125
0.38	%,	02/15/2016		4,000	4,008	1.50	%,	01/31/2019	1,190	1,199
0.38	%,	03/15/2016		2,069	2,074	1.50	%,	02/28/2019	700	705
0.38	%,	03/31/2016		3,045	3,050	1.50	%,	05/31/2019	3,500	3,514
0.38	%,	04/30/2016		3,500	3,507	1.50	%,	10/31/2019	165	165
0.38	%,	05/31/2016		1,186	1,188	1.63	%,	03/31/2019	3,616	3,655
0.38	%,	10/31/2016		1,990	1,987	1.63	%,	04/30/2019	1,000	1,010
0.50	%,	06/15/2016		3,649	3,662	1.63	%,	06/30/2019	3,500	3,531
0.50	%,	06/30/2016		2,000	2,006	1.63	%,	07/31/2019	3,500	3,528
0.50	%,	07/31/2016		3,500	3,510	1.63	%,	08/31/2019	2,155	2,171
0.50	%,	08/31/2016		3,500	3,507	1.63	%,	08/15/2022	3,000	2,921
0.50	%,	09/30/2016		1,575	1,578	1.63	%,	11/15/2022	4,000	3,882
0.50	%,	07/31/2017		1,030	1,022	1.75	%,	05/31/2016	3,000	3,066
0.63	%,	07/15/2016		3,500	3,517	1.75	%,	10/31/2018	392	399
0.63	%,	08/15/2016		3,500	3,515	1.75	%,	09/30/2019	2,150	2,176
0.63	%,	10/15/2016		3,700	3,713	1.75	%,	05/15/2022	3,190	3,142
0.63	%,	11/15/2016		3,350	3,360	1.75	%,	05/15/2023	4,500	4,381
0.63	%,	12/15/2016		2,500	2,506	1.88	%,	08/31/2017	1,860	1,913
0.63	%,	02/15/2017		1,990	1,992	1.88	%,	09/30/2017	1,743	1,792

See accompanying notes.

     Schedule of Investments Bond Market Index Fund November 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT			Principal		U.S. GOVERNMENT & GOVERNMENT			Principal
AGENCY OBLIGATIONS (continued)			Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)			Amount (000's) Value (000's)

U.S. Treasury (continued)					U.S. Treasury (continued)
1.88	%,	10/31/2017	$200	$206		4.38	%,	02/15/2038	$555	$707
1.88	%,	06/30/2020	1,000	1,012		4.38	%,	05/15/2040	1,910	2,453
2.00	%,	01/31/2016	2,000	2,042		4.38	%,	05/15/2041	93	120
2.00	%,	04/30/2016	2,943	3,016		4.50	%,	02/15/2016	1,500	1,577
2.00	%,	07/31/2020	1,745	1,777		4.50	%,	02/15/2036	300	389
2.00	%,	09/30/2020	1,670	1,696		4.50	%,	05/15/2038	330	428
2.00	%,	11/30/2020	1,490	1,510		4.50	%,	08/15/2039	120	156
2.00	%,	02/28/2021	1,845	1,866		4.63	%,	02/15/2017	100	109
2.00	%,	05/31/2021	1,800	1,816		4.63	%,	02/15/2040	2,070	2,746
2.00	%,	11/15/2021	4,000	4,027		4.75	%,	02/15/2037	425	571
2.00	%,	02/15/2022	2,000	2,010		4.75	%,	02/15/2041	1,559	2,124
2.00	%,	02/15/2023	3,961	3,947		5.00	%,	05/15/2037	200	278
2.13	%,	02/29/2016	4,000	4,095		5.38	%,	02/15/2031	380	523
2.13	%,	08/31/2020	1,360	1,391		5.50	%,	08/15/2028	716	971
2.13	%,	01/31/2021	1,815	1,850		6.00	%,	02/15/2026	585	800
2.13	%,	08/15/2021	4,000	4,060		6.13	%,	11/15/2027	1,025	1,451
2.25	%,	03/31/2016	2,878	2,954		6.38	%,	08/15/2027	625	899
2.25	%,	03/31/2021	1,560	1,600		6.50	%,	11/15/2026	590	847
2.25	%,	04/30/2021	1,880	1,927		6.63	%,	02/15/2027	810	1,178
2.38	%,	03/31/2016	1,425	1,466		6.75	%,	08/15/2026	530	772
2.38	%,	07/31/2017	1,700	1,771		6.88	%,	08/15/2025	275	397
2.38	%,	05/31/2018	67	70		7.25	%,	05/15/2016	261	287
2.38	%,	06/30/2018	125	131		7.50	%,	11/15/2024	1,000	1,479
2.38	%,	12/31/2020	4,810	4,977		7.63	%,	02/15/2025	1,000	1,499
2.38	%,	08/15/2024	2,365	2,403						$377,932
2.50	%,	06/30/2017	1,625	1,698	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
2.50	%,	08/15/2023	4,000	4,130	OBLIGATIONS					$691,491
2.50	%,	05/15/2024	2,550	2,622	Total Investments					$1,349,173
2.63	%,	02/29/2016	3,200	3,296	Liabilities in Excess of Other Assets, Net - (24.39)%					$(264,573)
2.63	%,	04/30/2016	1,001	1,034	TOTAL NET ASSETS - 100.00%					$1,084,600
2.63	%,	08/15/2020	2,100	2,205
2.63	%,	11/15/2020	2,770	2,906
2.75	%,	11/30/2016	224	234	(a)	Variable Rate. Rate shown is in effect at November 30, 2014.
2.75	%,	05/31/2017	1,610	1,692	(b)	Fair value of these investments is determined in good faith by the Manager
2.75	%,	12/31/2017	1,100	1,160		under procedures established and periodically reviewed by the Board of
2.75	%,	02/15/2019	390	413		Directors. At the end of the period, the fair value of these securities totaled
2.75	%,	08/15/2042	534	517		$20 or 0.00% of net assets.
2.75	%,	11/15/2042	640	619	(c)	Non-Income Producing Security
2.88	%,	03/31/2018	460	488	(d)	Security exempt from registration under Rule 144A of the Securities Act of
2.88	%,	05/15/2043	3,405	3,374		1933. These securities may be resold in transactions exempt from
3.00	%,	08/31/2016	3,000	3,136		registration, normally to qualified institutional buyers. At the end of the
3.00	%,	09/30/2016	3,000	3,140		period, the value of these securities totaled $2,954 or 0.27% of net assets.
3.00	%,	02/28/2017	1,650	1,738	(e)	Credit support indicates investments that benefit from credit enhancement
3.13	%,	10/31/2016	3,500	3,678		or liquidity support provided by a third party bank, institution, or
3.13	%,	01/31/2017	870	918		government agency.
3.13	%,	04/30/2017	1,620	1,715	(f)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
3.13	%,	05/15/2019	3,500	3,761		Notes to Financial Statements for additional information.
3.13	%,	05/15/2021	3,000	3,235
3.13	%,	11/15/2041	458	480
3.13	%,	02/15/2042	120	125
3.13	%,	02/15/2043	170	177				Portfolio Summary (unaudited)
3.13	%,	08/15/2044	4,445	4,626	Sector					Percent
3.25	%,	05/31/2016	806	842	Government					42.05%
3.25	%,	07/31/2016	3,000	3,144	Mortgage Securities					30.95%
3.25	%,	12/31/2016	3,000	3,168	Exchange Traded Funds					25.15%
3.25	%,	03/31/2017	1,685	1,787	Financial					8.52%
3.38	%,	11/15/2019	2,115	2,304	Energy					3.22%
3.38	%,	05/15/2044	4,375	4,770	Consumer, Non-cyclical					3.14%
3.50	%,	02/15/2018	1,500	1,619	Communications					2.69%
3.50	%,	05/15/2020	1,945	2,136	Utilities					1.89%
3.63	%,	08/15/2019	3,300	3,625	Industrial					1.78%
3.63	%,	02/15/2020	2,348	2,591	Consumer, Cyclical					1.35%
3.63	%,	02/15/2021	2,000	2,216	Basic Materials					1.29%
3.63	%,	08/15/2043	1,090	1,243	Technology					1.00%
3.63	%,	02/15/2044	1,900	2,168	Asset Backed Securities					0.51%
3.75	%,	11/15/2018	2,440	2,676	General Obligation Unlimited					0.49%
3.75	%,	08/15/2041	53	62	Revenue Bonds					0.36%
3.75	%,	11/15/2043	2,000	2,331	Insured					0.00%
3.88	%,	05/15/2018	369	404	Liabilities in Excess of Other Assets, Net					(24.39)%
3.88	%,	08/15/2040	1,555	1,850	TOTAL NET ASSETS					100.00%
4.25	%,	11/15/2017	656	720
4.25	%,	11/15/2040	3,653	4,610

See accompanying notes.

Schedule of Investments
Capital Securities Fund
November 30, 2014 (unaudited)

PREFERRED STOCKS - 11.00%				Shares Held	Value (000 's)								Principal
								BONDS (continued)					Amount (000's) Value (000's)
Banks - 5.39%
CoBank ACB 6.13%				6,000		$549		Electric - 3.81%
Fifth Third Bancorp				119,734		3,278		RWE AG
						$3,827			7.00	%,	10/12/2072	(b)	$2,500	$2,706

Electric - 1.49%
Georgia Power Co 6.50%				10,000		1,059		Hand & Machine Tools - 0.90%
								Stanley Black & Decker Inc
									5.75	%,	12/15/2053		600	642
Telecommunications - 4.12%
Centaur Funding Corp 9.08% (a)				2,329		2,929
								Insurance - 22.13%
TOTAL PREFERRED STOCKS						$7,815		ACE Capital Trust II
				Principal					9.70	%,	04/01/2030		1,170	1,735
BONDS - 86.09%				Amount (000's)	Value	(000	's)	Allstate Corp/The
									5.75	%,	08/15/2053	(b)	300	316
Banks - 46.56%								Aon Corp
Abbey National Capital Trust I									8.21	%,	01/01/2027		1,000	1,297
8.96	%,	12/31/2049		$750		$960		Catlin Insurance Co Ltd
Banco do Brasil SA/Cayman									7.25	%,	07/29/2049	(a)	1,300	1,326
9.25	%,	10/31/2049(a)	,(b)	1,000		1,038		Dai-ichi Life Insurance Co Ltd/The
Bank of America Corp									5.10	%,	10/29/2049(a)	,(b)	100	104
6.50	%,	12/31/2049	(b)	500		514		Everest Reinsurance Holdings Inc
Barclays Bank PLC									6.60	%,	05/01/2067	(b)	400	412
7.75	%,	04/10/2023	(b)	1,200		1,310		Great-West Life & Annuity Insurance Capital
Barclays PLC								LP
6.63	%,	06/29/2049	(b)	636		618			6.63	%,	11/15/2034	(a)	1,200	1,344
BNP Paribas SA								Liberty Mutual Group Inc
7.20	%,	06/29/2049	(a)	1,600		1,856			7.80	%,	03/07/2087	(a)	700	821
Cooperatieve Centrale Raiffeisen-								Lincoln National Corp
Boerenleenbank BA/Netherlands									6.05	%,	04/20/2067	(b)	800	808
8.40	%,	11/29/2049	(b)	2,000		2,208		MetLife Inc
11.00%, 12/29/2049(a),(b)				1,000		1,293			10.75%, 08/01/2069				400	651
Corestates Capital III								Nationwide Financial Services Inc
0.80	%,	02/15/2027(a)	,(b)	2,000		1,740			6.75	%,	05/15/2067		500	523
Credit Agricole SA								Nippon Life Insurance Co
8.38	%,	12/31/2049(a)	,(b)	2,250		2,621			5.00	%,	10/18/2042(a)	,(b)	1,525	1,605
Credit Suisse Group AG								PartnerRe Finance II Inc
7.50	%,	12/29/2049(a)	,(b)	1,300		1,375			6.44	%,	12/01/2066	(b)	1,000	1,018
Goldman Sachs Group Inc/The								Prudential PLC
5.70	%,	12/29/2049	(b)	1,000		1,023			7.75	%,	01/29/2049		2,000	2,135
HSBC Capital Funding LP/Jersey								Sirius International Group Ltd
10.18%, 12/29/2049(a),(b)				500		750			7.51	%,	05/29/2049(a)	,(b)	600	627
JP Morgan Chase & Co								Voya Financial Inc
6.75	%,	01/29/2049	(b)	2,000		2,130			5.65	%,	05/15/2053	(b)	1,000	997
M&T Bank Corp														$15,719
6.45	%,	12/29/2049	(b)	1,300		1,374
Morgan Stanley								Pipelines - 0.56%
5.45	%,	07/29/2049	(b)	1,500		1,511		DCP Midstream LLC
									5.85	%,	05/21/2043(a)	,(b)	400	397
National Australia Bank Ltd/New York
8.00	%,	09/29/2049		600		651
Nordea Bank AB								Telecommunications - 2.23%
5.50	%,	09/29/2049(a)	,(b)	400		401		Koninklijke KPN NV
5.50	%,	09/29/2049	(b)	1,100		1,101			7.00	%,	03/28/2073	(b)	1,500	1,583
6.13	%,	12/29/2049(a)	,(b)	1,000		1,002
PNC Financial Services Group Inc/The
6.75	%,	07/29/2049	(b)	1,700		1,857		Transportation - 3.18%
Societe Generale SA								BNSF Funding Trust I
7.88	%,	12/29/2049(a)	,(b)	1,000		1,005			6.61	%,	12/15/2055	(b)	2,000	2,257
8.25	%,	09/29/2049	(b)	750		792
UBS AG/Jersey								TOTAL BONDS						$61,155
7.25	%,	02/22/2022	(b)	1,200		1,295		Total Investments						$68,970
Wells Fargo & Co								Other Assets in Excess of Liabilities, Net - 2.91%						$2,066
7.98	%,	12/31/2049	(b)	2,400		2,652		TOTAL NET ASSETS - 100.00%						$71,036
						$33,077

Diversified Financial Services - 6.72%								(a)	Security exempt from registration under Rule 144A of the Securities Act of
Charles Schwab Corp/The									1933. These securities may be resold in transactions exempt from
7.00	%,	02/28/2049	(b)	800		931			registration, normally to qualified institutional buyers. At the end of the
General Electric Capital Corp									period, the value of these securities totaled $22,234 or 31.30% of net
7.13	%,	12/29/2049	(b)	2,200		2,568			assets.
HSBC Finance Capital Trust IX								(b)	Variable Rate. Rate shown is in effect at November 30, 2014.
5.91	%,	11/30/2035		1,250		1,275
						$4,774

See accompanying notes.

		Schedule of Investments
		Capital Securities Fund
		November 30, 2014 (unaudited)

Portfolio Summary	(unaudited)
Sector		Percent
Financial		80.80%
Communications		6.35%
Utilities		5.30%
Industrial		4.08%
Energy		0.56%
Other Assets in Excess of Liabilities, Net		2.91%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Credit Opportunities Explorer Fund
November 30, 2014 (unaudited)

INVESTMENT COMPANIES - 9.57%	Shares Held	Value (000 's)					Principal
			BONDS (continued)				Amount (000's) Value (000's)
Publicly Traded Investment Fund - 9.57%
BlackRock Liquidity Funds FedFund Portfolio	1,905,758	$1,906	Forest Products & Paper - 1.16%
			Mercer International Inc
TOTAL INVESTMENT COMPANIES		$1,906	7.75	%,	12/01/2022	(b)	$15	$15
PREFERRED STOCKS - 1.26%	Shares Held	Value (000 's)	Sappi Papier Holding GmbH
			8.38	%,	06/15/2019	(b)	200	216
Banks - 1.26%								$231
CoBank ACB (a)	2,500	251
			Healthcare - Services - 0.61%
TOTAL PREFERRED STOCKS		$251	Centene Corp
	Principal		4.75	%,	05/15/2022		120	121
BONDS - 83.98%	Amount (000's)	Value (000 's)

Automobile Manufacturers - 0.92%			Home Builders - 0.74%
Jaguar Land Rover Automotive PLC			WCI Communities Inc
5.63%, 02/01/2023(b)	$175	$184	6.88	%,	08/15/2021		145	147

Banks - 15.98%			Insurance - 4.73%
Bank of America Corp			MetLife Capital Trust IV
5.13%, 12/29/2049(c)	500	484	7.88	%,	12/15/2067	(b)	610	784
Barclays PLC			Voya Financial Inc
8.25%, 12/29/2049(c)	200	208	5.65	%,	05/15/2053	(c)	160	159
Citigroup Inc								$943
5.80%, 11/29/2049(c)	750	752
			Internet - 4.02%
Intesa Sanpaolo SpA			Alibaba Group Holding Ltd
5.02%, 06/26/2024(b)	750	747	3.60	%,	11/28/2024	(b)	800	800
JP Morgan Chase & Co
5.00%, 12/29/2049(c)	500	491
PNC Bank NA			Iron & Steel - 0.64%
1.50%, 10/18/2017	500	502	Signode Industrial Group Lux SA/Signode
		$3,184	Industrial Group US Inc
			6.38	%,	05/01/2022	(b)	130	127
Building Materials - 3.56%
Cemex SAB de CV
7.25%, 01/15/2021(b)	200	212	Media - 2.46%
Owens Corning			DISH DBS Corp
4.20%, 12/01/2024	500	497	6.75	%,	06/01/2021		135	147
		$709	Unitymedia KabelBW GmbH
			6.13	%,	01/15/2025	(b)	200	209
Chemicals - 0.63%			WideOpenWest Finance LLC /
NOVA Chemicals Corp			WideOpenWest Capital Corp
5.25%, 08/01/2023(b)	120	126	13.38%, 10/15/2019				120	134
								$490

Distribution & Wholesale - 0.03%			Metal Fabrication & Hardware - 0.65%
HD Supply Inc			Wise Metals Intermediate Holdings LLC/Wise
5.25%, 12/15/2021(b),(d)	5	5	Holdings Finance Corp
			9.75%, PIK 10.50%, 06/15/2019(b),(e)				120	130
Diversified Financial Services - 1.01%
Consolidated Energy Finance SA			Mining - 2.55%
6.75%, 10/15/2019(b)	200	201	Freeport-McMoRan Inc
			5.40	%,	11/14/2034		500	508
Electric - 0.77%
Dynegy Finance I Inc / Dynegy Finance II			Mortgage Backed Securities - 5.41%
Inc			CD 2007-CD4 Commercial Mortgage Trust
7.63%, 11/01/2024(b)	145	153	5.37	%,	12/11/2049		200	209
			Commercial Mortgage Pass Through
Electronics - 2.51%			Certificates
			4.93	%,	10/15/2045(b)	,(c)	200	213
Keysight Technologies Inc
4.55%, 10/30/2024(b)	500	500	Fannie Mae REMICS
			6.49	%,	12/25/2036	(c)	517	95
			JP Morgan Chase Commercial Mortgage
Engineering & Construction - 3.80%			Securities Trust 2007-C1
SBA Tower Trust			6.16	%,	02/15/2051	(c)	200	217
2.90%, 10/15/2044(b)	750	757	JPMBB Commercial Mortgage Securities
			Trust 2014-C24
			1.24	%,	11/15/2047	(c)	2,725	191
Entertainment - 0.76%			4.58	%,	11/15/2047	(c)	150	153
CCM Merger Inc
9.13%, 05/01/2019(b)	140	151						$1,078
			Oil & Gas - 9.76%
Food - 2.51%			Ensco PLC
Grupo Bimbo SAB de CV			4.50	%,	10/01/2024		250	251
4.88%, 06/27/2044(b)	500	500

See accompanying notes.

Schedule of Investments
Credit Opportunities Explorer Fund
November 30, 2014 (unaudited)

				Principal		SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)				Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Oil & Gas (continued)						Electronics - 0.37%
Linn Energy LLC / Linn Energy Finance						Isola USA Corp, Term Loan B
Corp						9.25%, 11/29/2018(c)		$74	$73
6.50	%,	09/15/2021		$120	$104
Noble Energy Inc
5.05	%,	11/15/2044		350	352	Entertainment - 0.49%
						CCM Merger Inc, Term Loan B
Ocean Rig UDW Inc						0.00%, 07/30/2021(c),(f)		98	98
7.25	%,	04/01/2019	(b)	175	137
Pacific Rubiales Energy Corp
5.38	%,	01/26/2019	(b)	400	397	Forest Products & Paper - 0.49%
Seventy Seven Energy Inc						NewPage Corp, Term Loan B
6.50	%,	07/15/2022	(b)	130	99	9.50%, 02/05/2021(c)		100	97
Transocean Inc

3.80	%,	10/15/2022		700	604	Healthcare - Services - 0.47%
					$1,944	MPH Acquisition Holdings LLC, Term Loan
Pharmaceuticals - 3.60%						B
Actavis Funding SCS						3.75%, 03/19/2021(c)		96	94
4.85	%,	06/15/2044		600	595
Salix Pharmaceuticals Ltd						Insurance - 0.51%
6.00	%,	01/15/2021	(b)	120	122
						Asurion LLC, Term Loan
					$717	0.00%, 02/19/2021(c),(f)		100	101
Pipelines - 3.85%
Kinder Morgan Inc/DE						Mining - 0.51%
5.55	%,	06/01/2045		500	508	American Rock Salt Co LLC, Term Loan
Sunoco Logistics Partners Operations LP						8.00%, 05/16/2022(c)		100	101
5.35	%,	05/15/2045		250	258
					$766
						Oil & Gas - 0.93%
Retail - 1.23%						Drillships Financing Holding Inc, Term Loan
Landry's Holdings II Inc						B1
10.25%, 01/01/2018(b)				120	124	6.00%, 03/31/2021(c)		100	92
Michaels Stores Inc						Seadrill Operating LP, Term Loan B
5.88	%,	12/15/2020	(b)	120	121	4.00%, 02/12/2021(c)		105	94
					$245				$186
Software - 0.87%						TOTAL SENIOR FLOATING RATE INTERESTS			$830
Activision Blizzard Inc						Total Investments			$19,715
6.13	%,	09/15/2023	(b)	160	174	Other Assets in Excess of Liabilities, Net - 1.02%			$204
						TOTAL NET ASSETS - 100.00%			$19,919

Telecommunications - 7.26%
Altice SA						(a) Non-Income Producing Security
7.75	%,	05/15/2022	(b)	200	207	(b)	Security exempt from registration under Rule 144A of the Securities Act of
Sprint Corp						1933. These securities may be resold in transactions exempt from
7.13	%,	06/15/2024		145	143	registration, normally to qualified institutional buyers. At the end of the
Verizon Communications Inc						period, the value of these securities totaled $7,994 or 40.13% of net assets.
6.55	%,	09/15/2043		700	904	(c)	Variable Rate. Rate shown is in effect at November 30, 2014.
Wind Acquisition Finance SA						(d) Security purchased on a when-issued basis.
7.38	%,	04/23/2021	(b)	200	193	(e)	Payment in kind; the issuer has the option of paying additional securities
					$1,447	in lieu of cash.
Transportation - 1.96%						(f)	This Senior Floating Rate Note will settle after November 30, 2014, at
Eletson Holdings						which time the interest rate will be determined.
9.63	%,	01/15/2022	(b)	145	145
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc						Portfolio Summary (unaudited)
8.13	%,	11/15/2021	(b)	120	122
						Sector			Percent
Navios South American Logistics Inc / Navios						Financial			23.50%
Logistics Finance US Inc						Energy			14.53%
7.25	%,	05/01/2022	(b)	120	123
						Communications			13.74%
					$390	Industrial			13.00%
TOTAL BONDS					$16,728	Exchange Traded Funds			9.57%
SENIOR FLOATING RATE INTERESTS - Principal						Consumer, Non-cyclical			7.19%
4.17%				Amount (000's) Value (000's)		Basic Materials			6.23%
Aerospace & Defense - 0.15%						Mortgage Securities			5.41%
B/E Aerospace Inc, Term Loan B						Consumer, Cyclical			4.17%
0.00	%,	11/19/2021(c)	,(f)	$30	$30	Technology			0.87%
						Utilities			0.77%
						Other Assets in Excess of Liabilities, Net			1.02%
Chemicals - 0.25%						TOTAL NET ASSETS			100.00%
AZ Chem US Inc, Term Loan
0.00	%,	06/10/2022(c)	,(f)	50	50

See accompanying notes.

		Schedule of Investments
Credit Opportunities Explorer Fund
November 30, 2014 (unaudited)

Exchange Cleared Credit Default Swaps

Buy Protection
		(Pay)/
		Receive Fixed Expiration			Notional			Unrealized Appreciation/
Reference Entity		Rate		Date	Amount		Fair Value		(Depreciation)
CDX.NA.HY.23 5Y		(5.00)%	12/20/2019			$2,000	$(146)		$(20)
Total							$(146)		$(20)

Amounts in thousands

Futures Contracts

									Unrealized
Type	Long/Short	Contracts		Notional Value			Fair Value	Appreciation/(Depreciation)
US 10 Year Note; March 2015	Short		9		$1,134	$		1,144	$(10)
US 5 Year Note; March 2015	Short		38		4,518			4,541	(23)
US Long Bond; March 2015	Short		10		1,404			1,426	(22)
US Ultra Bond; March 2015	Short		9		1,417			1,447	(30)
Total									$(85)

Amounts in thousands except contracts

See accompanying notes.

     Schedule of Investments Diversified Real Asset Fund November 30, 2014 (unaudited)

COMMON STOCKS - 52.92%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Agriculture - 0.38%					Engineering & Construction (continued)
Adecoagro SA (a)	31,844		$290		SBA Communications Corp (a)	170,600		$20,757
Archer-Daniels-Midland Co	88,586		4,667					$45,229
Bunge Ltd	58,559		5,315
Japfa Comfeed Indonesia Tbk PT (b)	9,580,400		899		Environmental Control - 0.40%
					Pennon Group PLC	537,600		7,501
SLC Agricola SA	224,300		1,255		Waste Connections Inc	117,600		5,552
			$12,426					$13,053

Automobile Manufacturers - 0.10%					Food - 1.49%
Mahindra & Mahindra Ltd	98,065		2,095
Mahindra & Mahindra Ltd - Warrants (a),(c)	49,747		1,059		Ajinomoto Co Inc	155,000		2,899
					Almarai Co - Warrants (a),(c)	94,661		1,851
			$3,154		Aryzta AG (a)	24,688		1,968
Beverages - 0.03%					Cal-Maine Foods Inc	43,323		1,814
Mcleod Russel India Ltd - Warrants (a),(c)	248,331		979		China Mengniu Dairy Co Ltd	283,000		1,146
					ConAgra Foods Inc	121,728		4,445
					Cosan Ltd	154,916		1,417
Building Materials - 0.23%					Darling Ingredients Inc (a)	137,293		2,554
Ainsworth Lumber Co Ltd (a)	453,407		1,051
Boise Cascade Co (a)	26,754		955		Fuji Oil Co Ltd/Osaka	121,400		1,723
					Hormel Foods Corp	61,989		3,290
Duratex SA	420,400		1,385		Iwatsuka Confectionery Co Ltd (b)	20,400		1,108
Louisiana-Pacific Corp (a)	200,571		3,057
					JBS SA	502,600		2,326
Norbord Inc	44,059		889		Kato Sangyo Co Ltd	36,300		694
			$7,337		Marfrig Global Foods SA (a)	558,000		1,407
Chemicals - 1.44%					Saputo Inc	140,327		4,068
Agrium Inc	67,456		6,511		Sysco Corp	146,508		5,898
CF Industries Holdings Inc	17,919		4,805		Tate & Lyle PLC	346,945		3,273
China BlueChemical Ltd	3,604,000		1,303		Toyo Suisan Kaisha Ltd	63,200		2,140
Givaudan SA (a)	2,240		3,990		Tyson Foods Inc	42,584		1,803
Israel Chemicals Ltd	378,965		2,585		Want Want China Holdings Ltd	1,861,000		2,441
Koninklijke DSM NV	38,252		2,515					$48,265
Mosaic Co/The	129,317		5,919		Forest Products & Paper - 2.67%
Potash Corp of Saskatchewan Inc	65,638		2,256		Acadian Timber Corp (b)	67,270		912
Potash Corp of Saskatchewan Inc	121,011		4,207		BillerudKorsnas AB	73,167		1,079
Sensient Technologies Corp	32,976		1,944		Canfor Corp (a)	242,591		5,830
Syngenta AG	18,095		5,962		Clearwater Paper Corp (a)	15,737		1,043
(a)
Tessenderlo Chemie NV	53,072		1,368		Deltic Timber Corp (b)	85,022		5,293
Tessenderlo Chemie NV - Rights (a)	53,072		88
					Empresas CMPC SA	2,394,691		5,962
Uralkali OJSC	24,777		330		Fibria Celulose SA ADR(a)	709,809		8,383
Yara International ASA	63,282		2,685		Holmen AB	90,545		3,053
			$46,468		Interfor Corp (a)	222,341		3,441
Coal - 0.05%					International Paper Co	19,885		1,070
Consol Energy Inc	39,346		1,540		KapStone Paper and Packaging Corp (a)	48,707		1,455
					Klabin SA	1,279,200		6,874
					Masisa SA (b)	4,063,047		150
Commercial Services - 1.57%					MeadWestvaco Corp	59,224		2,653
Atlantia SpA	638,700		16,089		Metsa Board OYJ	135,237		652
CCR SA	1,722,100		11,843		Mondi PLC	360,100		6,146
COSCO Pacific Ltd	4,415,800		5,986		Nine Dragons Paper Holdings Ltd	1,239,000		1,056
Multi-Color Corp	38,972		2,137		Pope Resources a Delaware LP (b)	42,932		2,804
Transurban Group	2,087,993		14,777		Portucel SA	156,795		544
			$50,832		Smurfit Kappa Group PLC	133,084		3,082
Consumer Products - 0.07%					Smurfit Kappa Group PLC	27,633		636
Kimberly-Clark Corp	19,787		2,307		Stora Enso OYJ	281,787		2,495
					Sumitomo Forestry Co Ltd	108,400		1,115
					Suzano Papel e Celulose SA	1,632,900		6,782
Cosmetics & Personal Care - 0.26%					TFS Corp Ltd	1,025,820		1,102
Svenska Cellulosa AB SCA	227,987		5,375		UPM-Kymmene OYJ	125,520		2,082
Unicharm Corp	138,000		3,158		Wausau Paper Corp	54,363		541
			$8,533		West Fraser Timber Co Ltd	141,125		7,328
Electric - 0.74%					Western Forest Products Inc	1,171,832		2,500
Cia Energetica de Minas Gerais ADR	528,500		2,917					$86,063
GDF Suez	251,000		6,186		Gas - 3.21%
Infraestructura Energetica Nova SAB de CV	444,400		2,664		Beijing Enterprises Holdings Ltd	1,682,700		13,418
Origin Energy Ltd	1,153,200		12,000		ENN Energy Holdings Ltd	1,939,600		11,839
			$23,767		NiSource Inc	360,600		15,087
Electronics - 0.12%					Sempra Energy	252,800		28,245
Trimble Navigation Ltd (a)	141,441		3,978		Snam SpA	3,301,600		17,496
					Tokyo Gas Co Ltd	2,099,200		11,443
					Western Gas Equity Partners LP (b)	96,300		6,048
Engineering & Construction - 1.40%								$103,576
Ferrovial SA	752,312		15,409
Flughafen Zuerich AG (b)	13,800		9,063		Holding Companies - Diversified - 0.21%
					Cengage Learning Holdings II LP (a)	11,792		307

See accompanying notes.

     Schedule of Investments Diversified Real Asset Fund November 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Holding Companies - Diversified (continued)					Oil & Gas (continued)
Empresas COPEC SA	232,847		$2,750		Cheniere Energy Inc (a)	9,706		$641
Wharf Holdings Ltd/The	532,233		3,830		Cimarex Energy Co	12,791		1,342
			$6,887		Cobalt International Energy Inc (a)	44,583		401
					Concho Resources Inc (a)	26,061		2,482
Home Builders - 0.38%					Crew Energy Inc (a)	56,213		353
Iida Group Holdings Co Ltd	145,400		1,597		Denbury Resources Inc	74,300		614
Lennar Corp	80,601		3,808		Devon Energy Corp	32,923		1,942
Pulte Group Inc	138,886		3,004		EOG Resources Inc	27,092		2,349
Taylor Wimpey PLC	792,990		1,659		Genel Energy PLC (a)	38,698		396
Toll Brothers Inc (a)	60,429		2,114
					Gulfport Energy Corp (a)	18,388		878
			$12,182		Helmerich & Payne Inc	7,603		529
Home Furnishings - 0.04%					Hess Corp	12,306		898
Rational AG	4,057		1,291		Kosmos Energy Ltd (a)	36,937		308
					Laredo Petroleum Inc (a)	58,506		611
					Lekoil Ltd (a)	314,489		177
Iron & Steel - 0.03%					Marathon Oil Corp	49,202		1,423
Reliance Steel & Aluminum Co	14,776		945		Marathon Petroleum Corp	27,742		2,499
					MEG Energy Corp (a)	30,370		493
Leisure Products & Services - 0.04%					MEG Energy Corp (a),(d)	6,400		104
Ardent Leisure Group	546,387		1,407		Newfield Exploration Co (a)	21,207		577
					Noble Energy Inc	54,555		2,683
					NuVista Energy Ltd (a)	48,641		353
Lodging - 0.03%					Oasis Petroleum Inc (a)	19,380		356
Accor SA	22,469		1,059		Occidental Petroleum Corp	15,666		1,250
					Oil Search Ltd	62,104		420
Machinery - Diversified - 0.88%					Patterson-UTI Energy Inc	42,837		758
AGCO Corp	179,286		7,564		PDC Energy Inc (a)	26,628		786
Andritz AG	28,587		1,541		Phillips 66	22,290		1,628
Deere & Co	108,520		9,400		Pioneer Natural Resources Co	4,755		681
Kubota Corp	380,000		5,949		Range Resources Corp	23,672		1,554
Manitowoc Co Inc/The	107,768		2,170		Rice Energy Inc (a)	33,700		839
Valmet OYJ	162,257		1,787		Rosetta Resources Inc (a)	34,076		1,003
			$28,411		Rowan Cos PLC	17,525		382
					Seven Generations Energy Ltd (a)	21,451		288
Metal Fabrication & Hardware - 0.07%					Southwestern Energy Co (a)	12,654		407
Valmont Industries Inc	16,746		2,264		Suncor Energy Inc	66,695		2,107
					Tullow Oil PLC	41,612		276
					Valero Energy Partners LP (b)	156,770		6,540
Mining - 0.34%
African Rainbow Minerals Ltd	32,817		396		Western Refining Inc	15,706		646
					Whiting Petroleum Corp (a)	19,845		829
Agnico Eagle Mines Ltd	15,658		368
B2Gold Corp (a)	264,968		431					$52,158
Barrick Gold Corp	38,205		454		Oil & Gas Services - 0.48%
BHP Billiton Ltd ADR	18,367		948		Cameron International Corp (a)	44,691		2,292
Eldorado Gold Corp	180,821		1,127		Core Laboratories NV	8,310		1,071
First Quantum Minerals Ltd	66,706		1,085		Dril-Quip Inc (a)	29,685		2,367
Freeport-McMoRan Inc	18,877		507		Flotek Industries Inc (a)	32,525		634
Glencore PLC	237,401		1,186		FMC Technologies Inc (a)	12,446		595
Guyana Goldfields Inc (a)	117,225		287
					Halliburton Co	56,234		2,373
Guyana Goldfields Inc (a),(c)	31,955		77		Independence Contract Drilling Inc (a)	40,021		276
Ivanhoe Mines Ltd (a)	103,713		89
Kinross Gold Corp (a)	99,209		278		National Oilwell Varco Inc	26,374		1,768
Northern Dynasty Minerals Ltd (a)	29,655		12		Schlumberger Ltd	37,651		3,236
Platinum Group Metals Ltd (a)	57,507		36		Superior Energy Services Inc	44,347		856
								$15,468
Randgold Resources Ltd ADR	18,180		1,176
Rio Tinto PLC ADR	25,590		1,192		Packaging & Containers - 0.63%
Silver Wheaton Corp	24,126		481		Ball Corp	73,284		4,915
Southern Copper Corp	14,119		423		Constellium NV (a)	48,137		758
Tahoe Resources Inc	21,768		338		Crown Holdings Inc (a)	65,700		3,252
			$10,891		FP Corp	50,900		1,503
					Graphic Packaging Holding Co (a)	390,545		4,862
Miscellaneous Manufacturing - 0.09%					Huhtamaki OYJ	25,921		657
LSB Industries Inc (a)	43,852		1,450
					Mayr Melnhof Karton AG	5,382		559
Raven Industries Inc	71,700		1,613		Packaging Corp of America	50,405		3,744
			$3,063					$20,250

Oil & Gas - 1.62%					Pipelines - 18.89%
Africa Oil Corp (a)	22,619		59
Africa Oil Corp (a)	6,686		17		Access Midstream Partners LP	133,454		8,365
					Buckeye Partners LP	369,042		28,368
Anadarko Petroleum Corp	33,419		2,645		DCP Midstream Partners LP (b)	314,221		15,054
Antero Midstream Partners LP (a)	162,444		4,498
Antero Resources Corp (a)	17,775		834		Enbridge Energy Partners LP	188,252		7,060
Bankers Petroleum Ltd (a)	88,747		267		Enbridge Inc	922,912		42,372
Bonanza Creek Energy Inc (a)	16,717		455		Energy Transfer Equity LP	728,401		43,260
					EnLink Midstream Partners LP	155,982		4,350
Canadian Natural Resources Ltd	17,441		580

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Pipelines (continued)					REITS (continued)
Enterprise Products Partners LP	1,076,480		$40,196		Equity Residential	44,637		$3,162
Genesis Energy LP	212,152		9,341		Essex Property Trust Inc	46,030		9,317
Inter Pipeline Ltd	468,700		13,370		Extra Space Storage Inc	60,508		3,586
Koninklijke Vopak NV	58,600		2,942		Federal Realty Investment Trust	28,046		3,721
Magellan Midstream Partners LP (b)	553,523		45,882		Federation Centres	1,003,064		2,360
MarkWest Energy Partners LP	284,718		20,232		First Industrial Realty Trust Inc	172,338		3,421
MPLX LP (b)	197,670		13,127		General Growth Properties Inc	227,345		6,084
Oiltanking Partners LP (b)	238,555		11,515		Goodman Group	804,181		3,724
ONEOK Inc	277,336		15,021		Great Portland Estates PLC	415,121		4,651
Pembina Pipeline Corp	295,440		10,225		Health Care REIT Inc	54,721		4,031
Phillips 66 Partners LP	107,235		6,675		Host Hotels & Resorts Inc	286,738		6,664
Plains All American Pipeline LP (b)	761,534		39,181		Kenedix Office Investment Corp	483		2,662
Plains GP Holdings LP	212,157		5,512		Kenedix Residential Investment Corp	609		1,665
Regency Energy Partners LP	381,558		10,871		Keppel REIT	765,000		727
SemGroup Corp	191,500		14,169		Kilroy Realty Corp	64,330		4,418
Shell Midstream Partners LP (a)	130,629		4,771		Klepierre	124,307		5,577
Spectra Energy Corp	1,273,795		48,251		Land Securities Group PLC	414,031		7,670
Sunoco Logistics Partners LP (b)	761,526		36,660		Link REIT/The	275,000		1,749
Targa Resources Partners LP	213,729		11,719		Mirvac Group	1,712,469		2,554
Tesoro Logistics LP (b)	334,913		19,181		Nippon Building Fund Inc	192		968
TransCanada Corp	413,400		19,685		Nomura Real Estate Master Fund Inc	1,097		1,422
Veresen Inc	377,700		5,909		Paramount Group Inc (a)	96,089		1,806
Western Gas Partners LP (b)	250,517		17,769		Pebblebrook Hotel Trust	109,197		4,714
Williams Cos Inc/The	750,888		38,858		Plum Creek Timber Co Inc	208,176		8,677
			$609,891		Potlatch Corp	179,591		7,462
					Prologis Inc	198,113		8,376
Publicly Traded Investment Fund - 0.01%					Public Storage	23,735		4,453
Phaunos Timber Fund Ltd (a)	785,432		326
					Rayonier Inc	234,164		6,388
					Saul Centers Inc	22,771		1,246
Real Estate - 2.12%					Scentre Group (a)	861,000		2,536
Brookdale Senior Living Inc (a)	65,450		2,318		Simon Property Group Inc	109,827		19,857
CapitaLand Ltd	1,194,000		3,039		SL Green Realty Corp	61,416		7,133
China Resources Land Ltd	610,000		1,539		Spring Real Estate Investment Trust	1,765,000		851
Deutsche Annington Immobilien SE	125,913		4,058		STORE Capital Corp (a)	44,124		920
Fabege AB	225,802		2,971		Strategic Hotels & Resorts Inc (a)	193,097		2,564
Hongkong Land Holdings Ltd	633,300		4,380		Sun Communities Inc	31,047		1,828
Hufvudstaden AB	136,992		1,790		Sunstone Hotel Investors Inc	199,775		3,198
Jones Lang LaSalle Inc	15,374		2,239		Taubman Centers Inc	32,955		2,620
Kerry Properties Ltd	532,500		1,916		Unibail-Rodamco SE	13,492		3,566
LEG Immobilien AG	28,019		2,077		Ventas Inc	114,295		8,178
Mitsubishi Estate Co Ltd	438,600		9,881		Vornado Realty Trust	55,599		6,203
Mitsui Fudosan Co Ltd	333,000		9,634		Washington Prime Group Inc	47,623		821
New World Development Co Ltd	2,602,000		3,099		Weingarten Realty Investors	84,695		3,083
Nomura Real Estate Holdings Inc	118,200		2,173		Wereldhave NV	26,061		2,045
Shimao Property Holdings Ltd	672,000		1,604		Westfield Corp	807,437		5,686
Sponda OYJ	403,175		1,784		Weyerhaeuser Co	295,505		10,434
ST Modwen Properties PLC	187,293		1,122		Workspace Group PLC	258,042		2,768
Sumitomo Realty & Development Co Ltd	51,000		1,764					$332,450
Sun Hung Kai Properties Ltd	535,750		7,820
UNITE Group PLC/The	442,939		3,190		Storage & Warehousing - 0.04%
			$68,398		Safestore Holdings PLC	327,493		1,253

REITS - 10.29%					Telecommunications - 0.21%
AEON REIT Investment Corp	1,633		2,358		Eutelsat Communications SA	206,500		6,827
American Realty Capital Properties Inc	183,749		1,727
American Tower Corp	404,719		42,500
Apartment Investment & Management Co	115,853		4,316		Textiles - 0.05%
Astro Japan Property Group (b)	120,599		484		Mohawk Industries Inc (a)	10,691		1,642
AvalonBay Communities Inc	43,685		7,024
Boardwalk Real Estate Investment Trust	56,235		3,229		Transportation - 1.37%
Boston Properties Inc	47,044		6,099		ALL - America Latina Logistica SA	523,600		1,237
Camden Property Trust	48,465		3,716		Genesee & Wyoming Inc (a)	62,300		6,142
Canadian Real Estate Investment Trust	64,135		2,729		Groupe Eurotunnel SA	726,100		9,389
CapitaCommercial Trust	1,375,000		1,775		Kansas City Southern	59,900		7,124
CatchMark Timber Trust Inc	153,137		1,700		Teekay Corp	161,900		8,050
CBL & Associates Properties Inc	45,471		884		Union Pacific Corp	105,900		12,366
Crown Castle International Corp	325,200		27,021					$44,308
CubeSmart	214,054		4,611
Daiwa Office Investment Corp	344		1,734		Water - 0.94%
DDR Corp	159,262		2,919		American Water Works Co Inc	199,600		10,589
Duke Realty Corp	194,027		3,772		Cia de Saneamento Basico do Estado de Sao	768,400		5,686
Education Realty Trust Inc	134,390		1,564		Paulo ADR
EPR Properties	40,990		2,295		Severn Trent PLC	186,400		5,944
Equity One Inc	100,984		2,447

See accompanying notes.

     Schedule of Investments Diversified Real Asset Fund November 30, 2014 (unaudited)

COMMON STOCKS (continued)					Shares Held	Value (000 's)						Principal

Water (continued)							BONDS (continued)					Amount (000's)	Value (000 's)
United Utilities Group PLC					565,800	$7,985	Sovereign (continued)
						$30,204	Italy Buoni Poliennali Del Tesoro
TOTAL COMMON STOCKS						$1,709,082	2.10	%,	09/15/2016		EUR	1,238	$1,586
INVESTMENT COMPANIES - 4.24%					Shares Held	Value (000 's)	2.35	%,	09/15/2024	(d)		5,561	7,755
							2.55	%,	09/15/2041			696	958
Publicly Traded Investment Fund - 4.24%							2.60	%,	09/15/2023			337	481
BlackRock Liquidity Funds FedFund Portfolio					3,215,158	3,215	New Zealand Government Bond
JP Morgan Prime Money Market Fund					133,759,703	133,760	3.06	%,	09/20/2030	(e)	NZD	5,032	4,346
						$136,975	United Kingdom Gilt Inflation Linked
TOTAL INVESTMENT COMPANIES						$136,975	0.13	%,	03/22/2044		GBP	829	1,597
					Principal								$32,740
BONDS - 9.24%					Amount (000's)	Value (000 's)	TOTAL BONDS						$298,472
Federal & Federally Sponsored Credit - 2.45%							COMMODITY INDEXED STRUCTURED					Principal
Federal Farm Credit Banks							NOTES - 3.41%					Amount (000's)	Value (000 's)
0.14	%,	03/29/2016	(e)		$8,500	$8,496
0.14	%,	08/01/2016	(e)		9,000	9,000	Banks - 2.99%
0.15	%,	10/26/2015	(e)		5,200	5,201	BNP Paribas SA; Dow Jones - UBS
							Commodity Index Linked Note
0.19	%,	09/19/2016	(e)		10,000	9,998	0.06	%,	09/04/2015	(e)		$15,400	9,996
0.20	%,	12/02/2015	(e)		10,200	10,205	0.06	%,	12/03/2015	(e)		3,300	2,989
0.21	%,	10/22/2015	(e)		5,500	5,503
0.26	%,	04/11/2016	(e)		3,000	3,003	CIBC; Dow Jones - UBS Commodity Index
							Linked Note
0.27	%,	06/20/2016	(e)		7,800	7,809	0.04	%,	01/27/2015	(e)		8,400	5,887
0.28	%,	07/27/2016	(e)		5,800	5,808	0.06	%,	07/27/2015	(e)		4,200	2,260
0.30	%,	11/07/2016	(e)		4,200	4,208	0.07	%,	08/31/2015	(e)		3,900	2,430
Federal Farm Credit Discount Notes							0.12	%,	12/21/2015	(e)		4,700	4,012
0.14	%,	07/27/2015	(f)		10,000	9,994
							Deutsche Bank AG/London; Dow Jones - UBS
						$79,225	Commodity Index Linked Note
Finance - Mortgage Loan/Banker - 5.76%							0.01	%,	03/02/2015(d)	,(e)		11,500	7,622
Fannie Mae							0.02	%,	08/27/2015(d)	,(e)		3,900	2,429
0.17%, 07/25/2016(e)					11,000	11,005	0.02	%,	12/17/2015(d)	,(e)		8,000	6,501
0.17	%,	08/15/2016	(e)		11,750	11,757	JP Morgan Chase Bank NA; Dow Jones - UBS
0.48	%,	10/03/2016	(e)		9,500	9,548	Commodity Index Linked Note
Fannie Mae Discount Notes							0.13	%,	12/11/2014(d)	,(e)		10,100	7,601
0.12%, 05/04/2015 (f)					8,000	7,997	0.13	%,	04/23/2015(d)	,(e)		3,600	2,099
0.14	%,	06/01/2015	(f)		10,000	9,996	0.23	%,	07/10/2015(d)	,(e)		3,400	1,908
0.15	%,	10/01/2015	(f)		9,000	8,990	Royal Bank of Canada; Dow Jones - UBS
Federal Home Loan Bank Discount Notes							Commodity Index Linked Note
0.14	%,	09/21/2015	(f)		5,000	4,995	0.06	%,	03/23/2015(d)	,(e)		5,500	3,550
0.17	%,	08/03/2015	(f)		10,000	9,993	0.06	%,	07/29/2015(d)	,(e)		3,000	1,487
Federal Home Loan Banks							0.06	%,	07/29/2015(d)	,(e)		3,400	1,738
0.16%, 12/16/2015 (e)					5,000	5,002	0.06	%,	08/31/2015(d)	,(e)		7,000	4,442
0.21	%,	10/01/2015	(e)		8,000	8,005	0.06	%,	12/21/2015(d)	,(e)		3,400	2,993
0.22	%,	08/14/2015	(e)		6,000	6,004	Societe Generale SA; Dow Jones - UBS
0.22	%,	08/19/2015	(e)		7,500	7,505	Commodity Index Linked Note
0.22	%,	10/07/2015	(e)		9,500	9,507	0.15	%,	09/08/2015(d)	,(e)		10,400	6,794
0.22	%,	10/07/2015	(e)		12,000	12,009	0.16	%,	11/23/2015(d)	,(e)		2,200	1,527
0.22	%,	10/07/2015	(e)		5,550	5,554	0.16	%,	11/23/2015(d)	,(e)		6,000	4,229
							0.16	%,	11/23/2015(d)	,(e)		2,200	1,992
0.22	%,	12/04/2015			7,000	6,999
0.34	%,	02/22/2016			5,500	5,503	UBS AG; Dow Jones - UBS Commodity
0.35	%,	01/28/2016			5,000	5,003	Index Linked Note
							0.08	%,	06/15/2015(d)	,(e)		3,400	1,660
1.30	%,	08/11/2016			4,500	4,534	0.08	%,	10/13/2015	(e)		5,700	4,140
Freddie Mac							0.08	%,	10/13/2015	(e)		1,800	1,169
0.13%,		10/16/2015(e)			4,000	4,003	0.08	%,	10/13/2015	(e)		4,300	2,806
0.27	%,	12/09/2015			6,000	5,998	0.13	%,	04/27/2015(d)	,(e)		4,100	2,313
0.31	%,	01/02/2015			5,500	5,501
0.31	%,	02/23/2015			4,800	4,802							$96,574
Freddie Mac Discount Notes							Sovereign - 0.42%
0.16	%,	08/05/2015	(f)		7,000	6,995
0.17	%,	11/04/2015	(f)		8,800	8,788	Svensk Exportkredit AB; Dow Jones - UBS
							Commodity Index Linked Note
						$185,993	0.23	%,	02/02/2015	(e)		18,900	13,397
Media - 0.02%
iHeartCommunications Inc							TOTAL COMMODITY INDEXED STRUCTURED NOTES						$109,971
9.00	%,	12/15/2019			523	514	SENIOR FLOATING RATE INTERESTS - Principal
							15.31%					Amount (000's)	Value (000	's)

Sovereign - 1.01%							Advertising - 0.22%
Bundesrepublik Deutschland Bundesobligation							Advantage Sales & Marketing Inc, Delay-
Inflation Linked Bond							Draw Term Loan B-DD
0.75	%,	04/15/2018		EUR	1,357	1,746	4.87	%,	07/21/2021	(e)		$58	$58
Deutsche Bundesrepublik Inflation Linked							Advantage Sales & Marketing Inc, Term
Bond							Loan
1.50	%,	04/15/2016			11,326	14,271	7.50	%,	07/21/2022	(e)		1,000	992

See accompanying notes.

     Schedule of Investments Diversified Real Asset Fund November 30, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS				Principal		SENIOR FLOATING RATE INTERESTS				Principal
(continued)				Amount (000's) Value (000's)		(continued)				Amount (000's) Value (000's)

Advertising (continued)						Commercial Services (continued)
Advantage Sales & Marketing Inc, Term Loan						Harland Clarke Holdings Corp, Term Loan
B						B2
4.25	%,	07/21/2021	(e)	$1,742	$1,727	5.48	%,	06/30/2017	(e)	$500	$499
Affinion Group Inc, Term Loan B						Harland Clarke Holdings Corp, Term Loan
6.75	%,	10/09/2016	(e)	2,743	2,627	B3
Checkout Holding Corp, Term Loan B						7.00	%,	04/26/2018	(e)	3,513	3,545
4.50	%,	04/03/2021	(e)	1,746	1,701	Harland Clarke Holdings Corp, Term Loan
					$7,105	B4
						6.00	%,	08/30/2019	(e)	981	983
Aerospace & Defense - 0.25%						Interactive Data Corp, Term Loan B
Accudyne Industries Borrower SCA, Term						4.50	%,	04/23/2021	(e)	1,995	2,004
Loan						iQor US Inc, Term Loan B
4.00	%,	12/05/2019	(e)	423	413
						6.00	%,	02/19/2021	(e)	2,905	2,752
B/E Aerospace Inc, Term Loan						Laureate Education Inc, Term Loan B
0.00	%,	11/19/2021(e)	,(g)	2,600	2,602
						5.00	%,	06/16/2018	(e)	1,520	1,473
Sequa Corp, Term Loan B						Millennium Laboratories LLC, Term Loan B
5.25	%,	05/29/2017	(e)	1,211	1,181
						5.25	%,	04/15/2021	(e)	3,342	3,352
TransDigm Inc, Term Loan D						Pharmaceutical Product Development LLC,
3.75	%,	05/21/2021	(e)	3,990	3,951
						Term Loan
					$8,147	4.00	%,	12/05/2018	(e)	2,940	2,932
Airlines - 0.31%						ServiceMaster Co LLC/The, Term Loan B
American Airlines Inc, Term Loan B						4.25	%,	06/25/2021	(e)	7,518	7,467
3.75	%,	06/21/2019	(e)	2,963	2,934	Truven Health Analytics Inc, Term Loan B
4.25	%,	10/08/2021	(e)	2,000	1,999	4.50	%,	05/25/2019	(e)	2,529	2,479
Delta Air Lines Inc, Term Loan B											$37,339
3.25	%,	04/20/2017	(e)	848	841
						Computers - 0.03%
Delta Air Lines Inc, Term Loan B1						SunGard Data Systems Inc, Term Loan E
3.25	%,	10/18/2018	(e)	2,456	2,424
						4.00	%,	03/07/2020	(e)	872	869
US Airways Inc, Term Loan B1
3.50	%,	05/23/2019	(e)	1,980	1,944
					$10,142	Consumer Products - 0.38%
						Dell International LLC, Term Loan B
Automobile Manufacturers - 0.23%						4.50	%,	03/24/2020	(e)	9,420	9,423
Chrysler Group LLC, Term Loan B						Dell International LLC, Term Loan C
3.25	%,	12/05/2018	(e)	7,469	7,417	3.75	%,	09/24/2018	(e)	1,946	1,930
						Prestige Brands Inc, Term Loan B2
Beverages - 0.12%						4.50	%,	08/13/2021	(e)	822	826
DE Master Blenders, Term Loan											$12,179
3.50	%,	07/02/2021	(e)	4,000	3,975
						Distribution & Wholesale - 0.14%
						HD Supply Inc, Term Loan B
Biotechnology - 0.05%						4.00	%,	06/28/2018	(e)	4,686	4,668
STHI Holding Corp, Term Loan B
4.50	%,	07/30/2021	(e)	1,750	1,745
						Diversified Financial Services - 0.30%
						Clipper Acquisitions Corp, Term Loan B1
Building Materials - 0.03%						3.00	%,	02/06/2020	(e)	1,965	1,914
Quikrete Holdings Inc, Term Loan B						Delos Finance Sarl, Term Loan B
4.00	%,	09/18/2020	(e)	952	944	3.50	%,	02/26/2021	(e)	1,250	1,247
						Home Loan Servicing Solutions Ltd, Term
						Loan B
Chemicals - 0.16%						4.50	%,	06/19/2020	(e)	988	946
Axalta Coating Systems US Holdings Inc,						Ocwen Loan Servicing LLC, Term Loan
Term Loan						5.00	%,	02/15/2018	(e)	626	600
3.75	%,	02/01/2020	(e)	475	468
						RCS Capital Corp, Term Loan
Minerals Technologies Inc, Term Loan B						6.50	%,	03/29/2019	(e)	988	921
4.00	%,	04/14/2021	(e)	2,877	2,874
						TransFirst Inc, Term Loan
Univar Inc, Term Loan B						5.50	%,	11/12/2021	(e)	2,000	2,006
5.00	%,	06/30/2017	(e)	1,750	1,740
						Walter Investment Management Corp, Term
					$5,082	Loan
Commercial Services - 1.16%						4.75	%,	12/11/2020	(e)	2,206	2,033
Acosta Holdco Inc, Term Loan B											$9,667
5.00	%,	08/13/2021	(e)	1,429	1,434
						Electric - 0.13%
Brand Energy & Infrastructure Services Inc,						Calpine Corp, Delay-Draw Term Loan DD
Term Loan B						4.00	%,	10/30/2020	(e)	1,489	1,479
4.75	%,	11/20/2020	(e)	993	986
						EFS Cogen Holdings I LLC, Term Loan B
Catalent Pharma Solutions Inc, Term Loan B						3.75	%,	12/17/2020	(e)	1,757	1,756
4.25	%,	05/07/2021	(e)	5,885	5,890
						Energy Future Intermediate Holding Co LLC,
Ceridian HCM Holding Inc, Term Loan B2-						DIP Term Loan
EXT						4.25	%,	06/19/2016	(e)	1,000	1,001
4.50	%,	05/01/2017	(e)	1,083	1,074
											$4,236
CHG Buyer Corp, Term Loan
9.00	%,	11/13/2020	(e)	468	469

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS				Principal		SENIOR FLOATING RATE INTERESTS				Principal
(continued)				Amount (000's) Value (000's)		(continued)				Amount (000's) Value (000's)

Engineering & Construction - 0.06%						Healthcare - Services (continued)
AECOM Technology Corp, Term Loan B						DaVita HealthCare Partners Inc, Term Loan
3.75	%,	09/17/2021	(e)	$1,919	$1,924	B
						3.50	%,	06/24/2021	(e)	$1,461	$1,455
						Drumm Investors LLC, Term Loan
Entertainment - 0.52%						6.75	%,	05/04/2018	(e)	3,415	3,428
AMC Entertainment Inc, Term Loan B
3.50	%,	04/23/2020	(e)	879	871	Genesis Healthcare DE LLC, Term Loan B
						10.00%, 10/02/2017(e)				549	574
CCM Merger Inc, Term Loan B
4.50	%,	07/30/2021	(e)	1,530	1,529	Heartland Dental LLC, Term Loan
						5.50	%,	12/21/2018	(e)	2,464	2,461
Delta 2 Lux Sarl, Term Loan B
4.75	%,	07/30/2021	(e)	4,568	4,532	IASIS Healthcare LLC, Term Loan B2
						4.50	%,	05/03/2018	(e)	4,202	4,207
7.75	%,	07/29/2022	(e)	2,000	1,989
						LHP Operations Co LLC, Term Loan B
IMG Worldwide Holdings LLC, Term Loan						9.00	%,	06/29/2018	(e)	304	291
B
5.25	%,	05/06/2021	(e)	1,995	1,944	Skilled Healthcare Group Inc, Term Loan B
						7.00	%,	04/09/2016	(e)	459	460
Pinnacle Entertainment Inc, Term Loan B2
3.75	%,	08/05/2020	(e)	750	742	United Surgical Partners International Inc,
						Term Loan
SGMS Escrow Corp, Term Loan B2						4.75	%,	04/03/2019	(e)	5,147	5,144
6.00	%,	09/17/2021	(e)	4,000	3,936
						US Renal Care Inc, Term Loan
WMG Acquisition Corp, Term Loan B						4.25	%,	07/03/2019	(e)	1,990	1,990
3.75	%,	07/07/2020	(e)	1,314	1,284
					$16,827						$26,406

Environmental Control - 0.02%						Holding Companies - Diversified - 0.28%
ADS Waste Holdings Inc, Term Loan B2						Emerald Expositions Holding Inc, Term Loan
3.75	%,	10/09/2019	(e)	737	723	B
						4.75	%,	06/17/2020	(e)	3,058	3,065
						Opal Acquisition Inc, Term Loan B
Food - 1.23%						5.00	%,	11/20/2020	(e)	1,985	1,982
Albertson's Holdings LLC, Term Loan B4						Travelport Finance Luxembourg Sarl, Term
4.50	%,	08/11/2021	(e)	12,000	12,030	Loan B
4.75	%,	08/21/2025	(e)	400	401	6.00	%,	08/13/2021	(e)	4,000	4,011
Albertsons LLC, Term Loan B2											$9,058
4.75	%,	05/21/2019	(e)	4,463	4,456
HJ Heinz Co, Term Loan B2						Insurance - 0.12%
3.50	%,	03/27/2020	(e)	7,134	7,128	HUB International Ltd, Term Loan B
						4.25	%,	09/17/2020	(e)	990	979
Pinnacle Foods Finance LLC, Term Loan G
3.00	%,	04/29/2020	(e)	2,175	2,143	USI Inc/NY, Term Loan B
						4.25	%,	12/27/2019	(e)	2,948	2,916
Pinnacle Foods Finance LLC, Term Loan H
3.00	%,	04/29/2020	(e)	495	488						$3,895
SUPERVALU Inc, Term Loan						Internet - 0.26%
4.50	%,	03/21/2019	(e)	4,456	4,433	EIG Investors Corp, Term Loan B
US Foods Inc, Term Loan B						5.00	%,	11/09/2019	(e)	3,686	3,686
4.50	%,	05/31/2019	(e)	7,300	7,294	TIBCO Software Inc, Term Loan
Wilton Brands LLC, Term Loan B						0.00	%,	11/25/2020(e)	,(g)	4,167	4,080
7.50	%,	08/22/2018	(e)	1,331	1,251	VFH Parent LLC, Term Loan B
					$39,624	5.77	%,	11/05/2019	(e)	307	307
Gas - 0.02%						Zayo Group LLC, Term Loan B
						4.00	%,	06/15/2019	(e)	301	300
Southcross Holdings LP, Term Loan
6.00	%,	07/29/2021	(e)	730	713						$8,373
						Investment Companies - 0.01%
Healthcare - Products - 0.61%						American Capital Ltd, Term Loan B
						3.50	%,	08/22/2017	(e)	327	325
Carestream Health Inc, Term Loan
9.50	%,	12/15/2019	(e)	729	723
Carestream Health Inc, Term Loan B						Leisure Products & Services - 0.15%
5.00	%,	06/05/2019	(e)	4,637	4,639	Bombardier Recreational Products Inc, Term
Kinetic Concepts Inc, Term Loan E1						Loan B
4.00	%,	05/04/2018	(e)	11,326	11,267	4.00	%,	01/23/2019	(e)	2,580	2,559
Kinetic Concepts Inc, Term Loan E2						Equinox Holdings Inc, Term Loan B
3.50	%,	11/04/2016	(e)	2,992	2,966	4.50	%,	01/31/2020	(e)	1,231	1,223
					$19,595	Sabre GLBL Inc, Term Loan B2
						4.50	%,	02/19/2019	(e)	990	986
Healthcare - Services - 0.82%
Ardent Medical Services Inc, Term Loan B											$4,768
6.75	%,	05/19/2018	(e)	548	552	Leisure Time - 0.04%
CHS/Community Health Systems Inc, Term						Planet Fitness, Term Loan
Loan D						4.75	%,	03/26/2021	(e)	1,285	1,282
4.25	%,	01/27/2021	(e)	3,555	3,561	Sabre GLBL Inc, Term Loan C
CHS/Community Health Systems Inc, Term						4.00	%,	02/15/2018	(e)	180	178
Loan E											$1,460
3.48	%,	01/25/2017	(e)	32	32
CRC Health Corp, Term Loan
5.25	%,	03/29/2021	(e)	2,250	2,251

See accompanying notes.

     Schedule of Investments Diversified Real Asset Fund November 30, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS				Principal		SENIOR FLOATING RATE INTERESTS				Principal
(continued)				Amount (000's) Value (000's)		(continued)				Amount (000's) Value (000's)

Lodging - 0.50%						Media (continued)
Boyd Gaming Corp, Term Loan B						Virgin Media Investment Holdings Ltd, Term
4.00	%,	08/07/2020	(e)	$1,868	$1,850	Loan B
CityCenter Holdings LLC, Term Loan B						3.50	%,	02/15/2020	(e)	$1,500	$1,484
4.25	%,	10/09/2020	(e)	2,273	2,269	WideOpenWest Finance LLC, Term Loan B
Hilton Worldwide Finance LLC, Term Loan						4.75	%,	03/26/2019	(e)	3,731	3,720
B						Ziggo BV, Delay-Draw Term Loan B3-DD
3.50	%,	09/23/2020	(e)	7,986	7,912	3.50	%,	01/15/2022	(e)	1,960	1,927
Intrawest Operations Group LLC, Term Loan						Ziggo BV, Term Loan B1
B						3.25	%,	01/15/2022	(e)	1,849	1,818
5.50	%,	11/26/2020	(e)	1,117	1,121	Ziggo BV, Term Loan B2
MGM Resorts International, Term Loan B						3.50	%,	01/15/2022	(e)	1,191	1,172
3.50	%,	12/13/2019	(e)	2,950	2,904						$77,773
					$16,056
						Miscellaneous Manufacturing - 0.24%
Machinery - Construction & Mining - 0.04%						Gates Global LLC, Term Loan
North American Lifting Holdings Inc, Term						4.25	%,	06/11/2021	(e)	7,800	7,719
Loan
5.50	%,	11/26/2020	(e)	1,289	1,278
						Oil & Gas - 0.23%
						Drillships Financing Holding Inc, Term Loan
Machinery - Diversified - 0.36%						B1
Gardner Denver Inc, Term Loan						6.00	%,	02/02/2021	(e)	1,998	1,838
4.25	%,	07/23/2020	(e)	2,719	2,650	Fieldwood Energy LLC, Term Loan
Husky Injection Molding Systems Ltd, Term						8.37	%,	09/20/2020	(e)	2,417	2,189
Loan						Offshore Group Investment Ltd, Term Loan
7.25	%,	06/24/2022	(e)	1,000	979	B
RBS Global Inc, Term Loan B						5.75	%,	03/22/2019	(e)	910	737
4.00	%,	05/14/2020	(e)	2,234	2,218	Pacific Drilling SA, Term Loan B
Xerium Technologies Inc, Term Loan B						4.50	%,	05/18/2018	(e)	682	631
6.25	%,	05/02/2019	(e)	2,548	2,539	Seadrill Operating LP, Term Loan B
Zebra Technologies Corp, Term Loan B						4.00	%,	02/12/2021	(e)	1,084	978
4.75	%,	09/30/2021	(e)	3,366	3,391	Western Refining Inc, Term Loan B
					$11,777	4.25	%,	11/25/2020	(e)	993	988
											$7,361
Media - 2.41%
CCO Safari LLC, Term Loan G						Packaging & Containers - 0.13%
4.25	%,	08/12/2021	(e)	1,250	1,258	BWAY Holding Co, Term Loan B
Cengage Learning Acquisitions Inc, Term						5.50	%,	08/07/2020	(e)	1,197	1,200
Loan EXIT						Crown Americas LLC, Term Loan B
7.00	%,	03/06/2020	(e)	799	799	0.50	%,	10/21/2022	(e)	3,000	3,011
Cumulus Media Holdings Inc, Term Loan B											$4,211
4.25	%,	12/18/2020	(e)	10,710	10,529
Gray Television Inc, Term Loan						Pharmaceuticals - 0.71%
3.75	%,	06/10/2021	(e)	665	659	BioScrip Inc, Delay-Draw Term Loan B-DD
						6.50	%,	07/22/2020	(e)	313	312
iHeartCommunications Inc, Term Loan D-
EXT						BioScrip Inc, Term Loan B
						6.50	%,	06/05/2020	(e)	522	520
6.90	%,	01/22/2019	(e)	19,455	18,279
iHeartCommunications Inc, Term Loan E						Generic Drug Holdings Inc, Term Loan B
						5.00	%,	10/04/2019	(e)	1,185	1,182
7.65	%,	07/30/2019	(e)	2,736	2,621
MCC Iowa LLC, Term Loan G						Grifols Worldwide Operations USA Inc, Term
4.00	%,	08/15/2020	(e)	980	970	Loan B
						3.15	%,	03/05/2021	(e)	1,990	1,971
McGraw-Hill Global Education Holdings
LLC, Term Loan						JLL/Delta Dutch Newco BV, Term Loan B
						4.25	%,	01/22/2021	(e)	1,995	1,948
5.75	%,	03/22/2019	(e)	2,529	2,532
Media General Inc, Delay-Draw Term Loan						Par Pharmaceutical Cos Inc, Term Loan B1
						4.00	%,	09/30/2019	(e)	1,627	1,603
B -DD
4.25	%,	07/30/2020	(e)	1,360	1,362	PRA Holdings Inc, Term Loan
						4.50	%,	09/18/2020	(e)	4,153	4,135
Media General Inc, Term Loan
0.00	%,	07/30/2020(e)	,(g)	3,000	2,992	Quintiles Transnational Corp, Term Loan B3
						3.75	%,	06/08/2018	(e)	2,488	2,472
Mediacom Illinois LLC, Delay-Draw Term
Loan G -DD						Salix Pharmaceuticals Ltd, Term Loan B
						4.25	%,	12/17/2019	(e)	1,500	1,480
3.75	%,	06/18/2021	(e)	500	498
MTL Publishing LLC, Term Loan B						Valeant Pharmaceuticals International Inc,
3.75	%,	03/05/2018	(e)	3,209	3,182	Term Loan BE
						3.50	%,	06/26/2020	(e)	5,553	5,514
Numericable US LLC, Term Loan B1
4.50	%,	04/23/2020	(e)	4,289	4,291	Valeant Pharmaceuticals International Inc,
Numericable US LLC, Term Loan B2						Term Loan D2
						3.50	%,	02/13/2019	(e)	1,744	1,731
4.50	%,	04/23/2020	(e)	3,711	3,712
Springer Science+Business Media GmbH,											$22,868
Term Loan B3						Pipelines - 0.01%
4.75	%,	08/14/2020	(e)	1,208	1,205	Southcross Energy Partners LP, Term Loan B
Tribune Media Co, Term Loan B						5.25	%,	07/29/2021	(e)	487	488
4.00	%,	11/20/2020	(e)	12,827	12,763

See accompanying notes.

     Schedule of Investments Diversified Real Asset Fund November 30, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS				Principal		SENIOR FLOATING RATE INTERESTS				Principal
(continued)				Amount (000's) Value (000's)		(continued)				Amount (000's) Value (000's)

Real Estate - 0.16%						Software (continued)
Capital Automotive LP, Term Loan						Magic Newco LLC, Term Loan B
6.00	%,	04/18/2020	(e)	$1,861	$1,880	5.00	%,	12/02/2018	(e)	$1,975	$1,978
Capital Automotive LP, Term Loan B						Micro Focus US Inc, Term Loan
4.00	%,	04/05/2019	(e)	1,067	1,065	4.50	%,	10/07/2021	(e)	600	580
Realogy Group LLC, Term Loan B						5.25	%,	10/07/2021	(e)	400	390
3.75	%,	03/05/2020	(e)	2,216	2,207						$22,369
					$5,152
						Telecommunications - 0.60%
REITS - 0.04%						Avaya Inc, Term Loan B6
Starwood Property Trust Inc, Term Loan B						6.50	%,	03/31/2018	(e)	3,988	3,967
3.50	%,	04/17/2020	(e)	1,237	1,213	Cincinnati Bell Inc, Term Loan B
						4.00	%,	08/20/2020	(e)	990	985
						FairPoint Communications Inc, Term Loan B
Retail - 0.96%						7.40	%,	02/14/2019	(e)	3,942	3,960
1011778 BC ULC, Term Loan B
4.50	%,	09/25/2021	(e)	6,722	6,737	Intelsat Jackson Holdings SA, Term Loan B2
						3.75	%,	06/30/2019	(e)	2,135	2,121
BJ's Wholesale Club Inc, Term Loan
8.50	%,	03/21/2020	(e)	250	250	Level 3 Financing Inc, Term Loan B
						4.50	%,	01/31/2022	(e)	3,000	3,009
BJ's Wholesale Club Inc, Term Loan B
4.50	%,	09/26/2019	(e)	3,316	3,296	Syniverse Holdings Inc, Term Loan B
						4.00	%,	04/23/2019	(e)	1,939	1,905
Doosan Infracore International Inc, Term Loan

B						Telx Group Inc/The, Term Loan				500	491
4.50	%,	05/14/2021	(e)	3,657	3,653	7.50%,		04/03/2021 (e)
						Telx Group Inc/The, Term Loan B
Hillman Group Inc/The, Term Loan B						4.50	%,	04/03/2020	(e)	998	988
4.50	%,	06/30/2021	(e)	748	749
						Windstream Corp, Term Loan B4
Hudson's Bay Co, Term Loan B						3.50	%,	01/10/2020	(e)	1,965	1,951
5.51	%,	10/07/2020	(e)	1,850	1,853
Jo-Ann Stores LLC, Term Loan											$19,377
4.00	%,	03/19/2018	(e)	1,687	1,632	Textiles - 0.07%
Michaels Stores Inc, Term Loan B						Polymer Group Inc, Term Loan B
3.75	%,	01/24/2020	(e)	1,051	1,041	5.25	%,	12/13/2019	(e)	2,233	2,235
New Albertsons Inc, Term Loan B
4.75	%,	06/25/2021	(e)	6,654	6,620
Pilot Travel Centers LLC, Term Loan B						Transportation - 0.02%
4.25	%,	09/30/2021	(e)	1,000	1,003	CEVA Group PLC, SYNTH LOC
						6.50	%,	03/19/2021	(e)	172	162
Rite Aid Corp, Term Loan 1
5.75	%,	07/07/2020	(e)	2,000	2,017	CEVA Group PLC, Term Loan
						6.49	%,	03/19/2021	(e)	31	29
Rite Aid Corp, Term Loan 2						6.50	%,	03/12/2021	(e)	248	235
4.88	%,	06/11/2021	(e)	1,500	1,499
						6.50	%,	03/19/2021	(e)	180	170
Serta Simmons Holdings LLC, Term Loan B
4.25	%,	09/19/2019	(e)	699	696						$596
					$31,046	TOTAL SENIOR FLOATING RATE INTERESTS					$494,535
						U.S. GOVERNMENT & GOVERNMENT				Principal
Semiconductors - 0.49%						AGENCY OBLIGATIONS - 14.90%				Amount (000's) Value (000's)
Avago Technologies Cayman Ltd, Term Loan
B						U.S. Treasury - 1.68%
3.75	%,	04/16/2019	(e)	998	997	0.07	%,	01/31/2016	(e)	$5,500	$5,499
						0.09	%,	07/31/2016	(e)	11,600	11,600
Freescale Semiconductor Inc, Term Loan B4
4.25	%,	02/13/2020	(e)	7,238	7,173	0.25	%,	05/15/2016		6,000	6,000
Freescale Semiconductor Inc, Term Loan B5						0.38	%,	01/15/2016		6,000	6,013
5.00	%,	01/15/2021	(e)	2,235	2,237	0.38	%,	01/31/2016		5,000	5,011
NXP BV, Term Loan D						0.38	%,	03/31/2016		4,500	4,507
3.25	%,	01/10/2020	(e)	2,928	2,904	1.25	%,	10/31/2015		7,000	7,072
Sensata Technologies BV, Term Loan B						2.13	%,	12/31/2015		5,000	5,104
3.50	%,	10/08/2021	(e)	2,500	2,499	3.13	%,	08/15/2044		3,155	3,284
					$15,810						$54,090

Software - 0.69%						U.S. Treasury Inflation-Indexed Obligations - 13.22%
Applied Systems Inc, Term Loan B						0.13	%,	04/15/2016		21,351	21,491
7.50	%,	01/24/2022	(e)	1,000	999	0.13	%,	04/15/2017		19,051	19,291
Blackboard Inc, Term Loan B3						0.13	%,	04/15/2018		21,223	21,436
4.75	%,	10/04/2018	(e)	1,443	1,441	0.13	%,	04/15/2019		29,104	29,240
BMC Software Finance Inc, Term Loan B						0.13	%,	01/15/2022		17,942	17,735
5.00	%,	08/07/2020	(e)	4,086	4,021	0.13	%,	07/15/2022		6,666	6,597
Ellucian Inc, Term Loan B						0.13	%,	01/15/2023		13,445	13,186
4.00	%,	07/19/2018	(e)	5,171	5,140	0.13	%,	07/15/2024		37,417	36,440
Emdeon Inc, Term Loan B2						0.38	%,	07/15/2023		25,975	26,040
3.75	%,	11/02/2018	(e)	2,923	2,905	0.63	%,	07/15/2021		840	865
Genesys Telecommunications Laboratories						0.63	%,	01/15/2024		42,853	43,600
Inc, Term Loan						0.63	%,	02/15/2043		14,686	13,544
4.50	%,	11/04/2020	(e)	1,985	1,973	0.75	%,	02/15/2042		8,362	7,983
Infor US Inc, Term Loan B5						1.13	%,	01/15/2021		16,774	17,730
3.75	%,	06/03/2020	(e)	2,987	2,942	1.25	%,	07/15/2020		5,828	6,225
						1.38	%,	07/15/2018		2,191	2,329

See accompanying notes.

				Schedule of Investments
				Diversified Real Asset Fund
				November 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT			Principal
AGENCY OBLIGATIONS (continued)			Amount (000's)	Value (000 's)

U.S. Treasury Inflation-Indexed Obligations (continued)
1.38	%,	01/15/2020	$8,621	$9,204
1.38	%,	02/15/2044	22,356	24,850
1.75	%,	01/15/2028	9,323	10,623
2.00	%,	01/15/2026	2,920	3,381
2.13	%,	02/15/2040	5,062	6,481
2.13	%,	02/15/2041	4,296	5,536
2.38	%,	01/15/2025	19,736	23,430
2.38	%,	01/15/2027	4,922	5,941
2.50	%,	07/15/2016	8,060	8,499
2.50	%,	01/15/2029	10,172	12,692
3.38	%,	04/15/2032	728	1,036
3.63	%,	04/15/2028	13,253	18,338
3.88	%,	04/15/2029	9,151	13,175
				$426,918
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS				$481,008
TOTAL PURCHASED OPTIONS - 0.00%				$38
TOTAL PURCHASED CAPPED OPTIONS - 0.00%				$2
TOTAL PURCHASED INTEREST RATE SWAPTIONS -
0.01%				$304
Total Investments				$3,230,387
Liabilities in Excess of Other Assets, Net - (0.03)%				$(971)
TOTAL NET ASSETS - 100.00%				$3,229,416

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $3,966 or 0.12% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $68,744 or 2.13% of net assets.
(e)	Variable Rate. Rate shown is in effect at November 30, 2014.
(f)	Rate shown is the discount rate of the original purchase.
(g)	This Senior Floating Rate Note will settle after November 30, 2014, at which time the interest rate will be determined.

Portfolio Summary	(unaudited)
Sector			Percent
Government			24.54%
Energy			21.28%
Financial			16.04%
Consumer, Non-cyclical			8.88%
Industrial			6.34%
Utilities			5.04%
Basic Materials			4.64%
Exchange Traded Funds			4.24%
Communications			3.72%
Consumer, Cyclical			3.60%
Technology			1.21%
Diversified			0.49%
Purchased Interest Rate Swaptions			0.01%
Purchased Capped Options			0.00%
Purchased Options			0.00%
Liabilities in Excess of Other Assets, Net			(0.03)%
TOTAL NET ASSETS			100.00%

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Citigroup Inc	12/15/2014	EUR	1,765,000	$2,250	$2,195	$—	$(55)
Total						$—	$(55)
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	01/21/2015	NZD	2,684,000	$2,106	$2,094	$12	$—

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2014 (unaudited)

Foreign Currency Contracts (continued)

Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Fair Value	Asset	Liability
Barclays Bank PLC	12/04/2014	EUR	20,411,000	$25,624	$25,380	$244	$—
Barclays Bank PLC	12/15/2014	EUR	6,118,000	7,797	7,608	189	—
BNP Paribas	12/04/2014	EUR	372,000	463	463	—	—
BNP Paribas	12/15/2014	JPY	268,617,452	2,396	2,264	132	—
BNP Paribas	01/07/2015	EUR	21,155,000	26,423	26,307	116	—
Citigroup Inc	12/15/2014	AUD	476,468	415	405	10	—
Deutsche Bank AG	12/15/2014	AUD	2,008,532	1,744	1,707	37	—
Deutsche Bank AG	12/15/2014	EUR	1,300,000	1,660	1,617	43	—
JP Morgan Chase	12/04/2014	EUR	371,700	460	462	—	(2)
JP Morgan Chase	01/21/2015	NZD	2,489,000	1,954	1,942	12	—
UBS AG	12/04/2014	GBP	941,000	1,506	1,470	36	—
UBS AG	12/15/2014	EUR	895,000	1,131	1,113	18	—
UBS AG	01/07/2015	GBP	941,000	1,484	1,469	15	—
Total	$864	$(2)

Amounts in thousands except contracts

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
90 Day Eurodollar; December 2014	Long	335	$83,537	$83,551	$	14
90 Day Eurodollar; December 2015	Long	242	59,986	60,046	60
90 Day Eurodollar; December 2017	Short	103	25,092	25,150	(58)
90 Day Eurodollar; June 2015	Short	118	29,358	29,394	(36)
Euro Bund 10 Year Bund; December 2014	Short	19	3,558	3,611	(53)
Euro Buxl 30 Year Bond; December 2014	Short	4	730	746	(16)
Euro-BTP; December 2014	Short	8	1,286	1,333	(47)
Japan 10 Year Bond TSE; December 2014	Short	13	15,958	16,088	(130)
US 10 Year Note; March 2015	Long	312	39,404	39,639	235
US 2 Year Note; March 2015	Short	16	3,502	3,506	(4)
US 5 Year Note; March 2015	Short	13	1,544	1,553	(9)
US Long Bond; March 2015	Short	12	1,682	1,712	(30)
US Ultra Bond; March 2015	Short	140	21,992	22,514	(522)
Total	$	(596)

Amounts in thousands except contracts

Interest Rate Swaps

(Pay)/
Receive	Upfront
Floating	Fixed	Expiration	Notional	Premiums	Unrealized	Fair Value
Counterparty (Issuer)	Floating Rate Index	Rate	Rate	Date	Amount	Paid/(Received) Appreciation/(Depreciation) Asset Liability
Barclays Bank PLC	US CPI Urban	Receive	2.07%	03/10/2018	$7,960	$—	$(32)	$—	$(32)
Consumers
NAS(CPURNSA)
Barclays Bank PLC	US CPI Urban	Pay	1.85%	03/10/2016	7,960	—	(23)	—	(23)
Consumers
NAS(CPURNSA)
Total	$—	$(55)	$—	$(55)

Amounts in thousands

Exchange Cleared Interest Rate Swaps

(Pay)/
Receive
Floating	Fixed	Expiration	Notional
Floating Rate Index	Rate	Rate	Date	Amount	Fair Value	Unrealized Appreciation/(Depreciation)
3 Month LIBOR	Receive	2.62%	07/02/2024	$4,700	$(138)	$	(138)
3 Month LIBOR	Receive	3.05%	02/15/2040	1,400	(47)	(47)
3 Month LIBOR	Receive	3.06%	02/15/2040	1,400	(52)	(52)
6 Month GBP	Receive	2.83%	08/29/2044	GBP	1,270	(182)	(184)
LIBOR
Total	$(419)	$	(421)

Amounts in thousands

See accompanying notes.

			Schedule of Investments
Diversified Real Asset Fund
November 30, 2014 (unaudited)

Interest Rate Swaptions

			Pay/
			Receive							Upfront
Purchased Swaptions		Floating Rate Floating Exercise Expiration						Notional	Premiums		Fair	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date			Amount	Paid/(Received) Value			Appreciation/(Depreciation)
Call - 30 Year Interest Barclays Bank PLC		3 Month	Pay	3.00%	11/22/2017			$2,200		$154	$180	$26
Rate Swap		LIBOR
Put - 30 Year Interest	Barclays Bank PLC	3 Month	Receive	4.00%	11/22/2017			3,100		141	124	(17)
Rate Swap		LIBOR
Total										$295	$304	$9

			Pay/
			Receive							Upfront
Written Swaptions		Floating Rate Floating Exercise Expiration						Notional	Premiums		Fair	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date			Amount	Paid/(Received) Value			Appreciation/(Depreciation)
Call - 10 Year Interest Barclays Bank PLC		3 Month	Receive	2.80%	02/24/2015			$10,300		$(126)	$(421)	$(295)
Rate Swap		LIBOR
Put - 10 Year Interest	Barclays Bank PLC	3 Month	Pay	2.80%	02/24/2015			10,300		(126)	—	126
Rate Swap		LIBOR
Put - 10 Year Interest	Barclays Bank PLC	3 Month	Pay	3.20%	07/01/2015			11,700		(215)	(39)	176
Rate Swap		LIBOR
Total										$(467)	$(460)	$7

Amounts in thousands

Options

							Upfront Premiums					Unrealized
Purchased Options Outstanding	Exercise Price		Expiration Date	Contracts				Paid/(Received)		Fair Value		Appreciation/(Depreciation)
Call - EUR versus USD	EUR	1.28	12/19/2014	7,685,000			$		25		$6	$(19)
Put - Euro-Bobl Future; December 2014		$99.13	12/15/2014		230				38		4	(34)
Put - Euro-Bobl Future; December 2014		$98.75	12/15/2014		558				90		3	(87)
Put - Eurodollar 3 Year Midcurve Future; $		97.50	12/15/2014		347				113		17	(96)
December 2014
Put - US Long Bond Future; January 2015 $		136.00	12/29/2014		163				91		8	(83)
Total							$		357		$38	$(319)

							Upfront Premiums					Unrealized
Written Options Outstanding	Exercise Price		Expiration Date	Contracts				Paid/(Received)		Fair Value		Appreciation/(Depreciation)
Call - Euro-Bobl Future; December 2014		$99.00	12/15/2014		462		$		(69)		$(292)	$(223)
Put - Eurodollar 3 Year Midcurve Future; $		97.13	12/15/2014		347				(25)		(1)	24
December 2014
Put - Japan 10 Year Bond TSE Future;	JPY	145.50	12/01/2014		1				(2)		—	2
December 2014
Total							$		(96)		$(293)	$(197)

Amounts in thousands except contracts

Purchased Capped Options

									Upfront
Counterparty		Strike		Expiration	Notional				Premiums			Unrealized
Description	(Issuer)	Index	Exercise Index	Date	Amount			Paid/(Received) Fair Value				Appreciation/(Depreciation)
Floor - Eurostat	Barclays Bank PLC	0.15%	Max (0, 0% -	11/19/2015		EUR		3,280		$6	$2	$(4)
Eurozone HICP ex			CPTFEMU)
Tobacco NSA
Total								$		6	$2	$(4)

Amounts in thousands

See accompanying notes.

Schedule of Investments
Dynamic High Yield Explorer Fund
November 30, 2014 (unaudited)

INVESTMENT COMPANIES - 5.20%				Shares Held	Value (000 's)		Principal
						BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 5.20%
BlackRock Liquidity Funds FedFund Portfolio				773,050	$773	Packaging & Containers - 1.55%
						Beverage Packaging Holdings Luxembourg II
TOTAL INVESTMENT COMPANIES					$773	SA / Beverage Packaging Holdings II
				Principal		5.63%, 12/15/2016(a)	$230	$231
BONDS - 36.07%				Amount (000's)	Value (000 's)

Automobile Manufacturers - 4.09%						Pharmaceuticals - 2.43%
Jaguar Land Rover Automotive PLC						Salix Pharmaceuticals Ltd
4.13	%,	12/15/2018	(a)	$595	$608	6.00%, 01/15/2021(a)	355	362

Banks - 2.80%						Real Estate - 1.16%
Barclays PLC						Crescent Resources LLC / Crescent Ventures
8.25	%,	12/29/2049	(b)	400	416	Inc
						10.25%, 08/15/2017(a)	160	173

Computers - 0.37%
iGATE Corp						Retail - 2.40%
4.75	%,	04/15/2019		55	55	Landry's Holdings II Inc
						10.25%, 01/01/2018(a)	150	155
						Michaels Stores Inc
Diversified Financial Services - 1.06%						5.88%, 12/15/2020(a)	200	202
Icahn Enterprises LP / Icahn Enterprises								$357
Finance Corp
4.88	%,	03/15/2019		155	157	Software - 0.91%
						Activision Blizzard Inc
						6.13%, 09/15/2023(a)	125	136
Electric - 2.66%
Dynegy Finance I Inc / Dynegy Finance II
Inc						Telecommunications - 1.57%
6.75	%,	11/01/2019	(a)	380	395	Sprint Communications Inc
						6.00%, 12/01/2016	220	233

Forest Products & Paper - 0.28%
Mercer International Inc						Transportation - 1.28%
7.75	%,	12/01/2022	(a)	40	41	Navios Maritime Holdings Inc / Navios
						Maritime Finance II US Inc
						8.13%, 02/15/2019	200	190
Home Builders - 1.08%
Lennar Corp						TOTAL BONDS		$5,363
4.13	%,	12/01/2018		160	161	SENIOR FLOATING RATE INTERESTS - Principal
						53.65%	Amount (000's) Value (000's)

Internet - 1.06%						Aerospace & Defense - 0.81%
Zayo Group LLC / Zayo Capital Inc						B/E Aerospace Inc, Term Loan B
10.13%, 07/01/2020				140	157	0.00%, 11/19/2021(b),(c)	$120	$120

Lodging - 0.24%						Automobile Parts & Equipment - 1.00%
MGM Resorts International						Federal-Mogul Holdings Corp, Term Loan C
6.00	%,	03/15/2023		35	36	4.75%, 04/02/2021(b)	150	149

Media - 3.81%						Building Materials - 1.18%
DISH DBS Corp						GYP Holdings III Corp, Term Loan B
4.25	%,	04/01/2018		355	361	7.75%, 03/25/2022(b)	175	175
5.88	%,	11/15/2024	(a)	55	55
RCN Telecom Services LLC / RCN Capital
Corp						Chemicals - 6.97%
8.50	%,	08/15/2020	(a)	140	150	AZ Chem US Inc, Term Loan
					$566	7.50%, 06/10/2022(b)	225	223
						Emerald Performance Materials LLC, Term
Mining - 1.18%						Loan
FMG Resources August 2006 Pty Ltd						7.75%, 07/22/2022(b)	450	443
8.25	%,	11/01/2019	(a)	190	176
						Ineos US Finance LLC, Term Loan B
						3.75%, 05/04/2018(b)	175	172
Oil & Gas - 6.14%						Taminco Global Chemical Corp, Term Loan
Chesapeake Energy Corp						B
3.48	%,	04/15/2019	(b)	225	223	3.25%, 02/15/2019(b)	199	199
Halcon Resources Corp								$1,037
9.75	%,	07/15/2020		160	122	Coal - 0.59%
Ocean Rig UDW Inc
7.25	%,	04/01/2019	(a)	360	281	Arch Coal Inc, Term Loan
						6.25%, 05/16/2018(b)	100	88
QEP Resources Inc
6.80	%,	04/01/2018		95	101
Seadrill Ltd
6.13	%,	09/15/2017	(a)	200	186
					$913

See accompanying notes.

Schedule of Investments
Dynamic High Yield Explorer Fund
November 30, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Computers - 2.48%			Oil & Gas - 4.42%
Oberthur Technologies of America Corp,			Drillships Financing Holding Inc, Term Loan
Term Loan B2			B1
4.50%, 10/18/2019(b)	$274	$270	6.00%, 03/31/2021(b)		$249	$230
Spansion LLC, Term Loan B			Seadrill Operating LP, Term Loan B
3.75%, 12/18/2019(b)	100	98	4.00%, 02/12/2021(b)		474	427
		$368				$657

Consumer Products - 0.84%			Oil & Gas Services - 0.96%
Dell International LLC, Term Loan B			FTS International Inc, Term Loan
4.50%, 03/24/2020(b)	125	125	5.75%, 04/09/2021(b)		150	142

Diversified Financial Services - 1.01%			Pharmaceuticals - 4.64%
Delos Finance Sarl, Term Loan B			Grifols Worldwide Operations USA Inc, Term
3.50%, 02/26/2021(b)	150	150	Loan B
			3.16%, 03/05/2021(b)		175	173
			JLL/Delta Dutch Newco BV, Term Loan B
Electronics - 2.06%			0.00%, 01/22/2021(b),(c)		150	146
Isola USA Corp, Term Loan B
9.25%, 11/29/2018(b)	313	306	Par Pharmaceutical Cos Inc, Term Loan B1
			4.00%, 09/30/2019(b)		175	172
			Valeant Pharmaceuticals International Inc,
Entertainment - 4.76%			Term Loan D2
CCM Merger Inc, Term Loan B			3.50%, 02/13/2019(b)		200	199
4.50%, 07/30/2021(b)	441	440				$690
WMG Acquisition Corp, Term Loan B
3.75%, 07/07/2020(b)	274	268	Retail - 2.66%
		$708	Michaels Stores Inc, Term Loan B
			4.00%, 01/20/2028(b)		224	223
Forest Products & Paper - 3.43%			Neiman Marcus Group LTD LLC, Term
NewPage Corp, Term Loan B			Loan
9.50%, 02/05/2021(b)	525	510	4.25%, 10/25/2020(b)		175	173
						$396

Healthcare - Products - 0.34%			Software - 0.91%
Kinetic Concepts Inc, Term Loan E1			Evergreen Skills Lux Sarl, Term Loan
4.00%, 05/04/2018(b)	50	50	3.75%, 04/08/2021(b)		138	136

Healthcare - Services - 1.89%			TOTAL SENIOR FLOATING RATE INTERESTS			$7,978
MPH Acquisition Holdings LLC, Term Loan			Total Investments			$14,114
B			Other Assets in Excess of Liabilities, Net - 5.08%			$756
3.75%, 03/19/2021(b)	286	281	TOTAL NET ASSETS - 100.00%			$14,870
			(a)	Security exempt from registration under Rule 144A of the Securities Act of
Insurance - 1.86%			1933. These securities may be resold in transactions exempt from
Asurion LLC, Term Loan			registration, normally to qualified institutional buyers. At the end of the
0.00%, 02/19/2021(b),(c)	275	277	period, the value of these securities totaled $3,151 or 21.19% of net assets.
			(b)	Variable Rate. Rate shown is in effect at November 30, 2014.
			(c)	This Senior Floating Rate Note will settle after November 30, 2014, at
Lodging - 1.93%			which time the interest rate will be determined.
Caesars Entertainment Operating Co Inc, Term
Loan B7			Portfolio Summary (unaudited)
9.75%, 03/01/2017(b)	159	147
			Sector			Percent
Hilton Worldwide Finance LLC, Term Loan			Consumer, Cyclical			18.16%
B			Basic Materials			14.91%
3.50%, 09/23/2020(b)	142	140
			Communications			12.30%
		$287	Energy			12.11%
Media - 5.86%			Consumer, Non-cyclical			10.14%
CCO Safari LLC, Term Loan G			Financial			7.89%
4.25%, 08/12/2021(b)	200	201	Industrial			6.88%
Cumulus Media Holdings Inc, Term Loan B			Exchange Traded Funds			5.20%
4.25%, 12/23/2020(b)	245	241	Technology			4.67%
iHeartCommunications Inc, Term Loan D-			Utilities			2.66%
EXT			Other Assets in Excess of Liabilities, Net			5.08%
6.91%, 01/30/2019(b)	300	282	TOTAL NET ASSETS			100.00%
Univision Communications Inc, Term Loan
C4
4.00%, 03/01/2020(b)	150	148
		$872

Mining - 3.05%
American Rock Salt Co LLC, Term Loan
8.00%, 05/16/2022(b)	450	454

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2014 (unaudited)

COMMON STOCKS - 47.78%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.09%					Automobile Parts & Equipment - 0.62%
Gendai Agency Inc	8,300		$46		Aisan Industry Co Ltd	25,000		$195
Havas SA	1,445		12		Aisin Seiki Co Ltd	10,852		388
Interpublic Group of Cos Inc/The (a)	33,215		674		Allison Transmission Holdings Inc	61,767		2,032
Moshi Moshi Hotline Inc	18,100		176		Continental AG (a)	1,556		327
Omnicom Group Inc (a)	10,736		830		Daikyonishikawa Corp	10,700		318
Tri-Stage Inc	4,000		43		Denso Corp	16,550		773
			$1,781		Exedy Corp	18,600		461
					Hyundai Mobis Co Ltd	519		115
Aerospace & Defense - 1.15%					Johnson Controls Inc (a)	11,430		572
Aerovironment Inc (b)	10,160		282
					Keihin Corp	28,600		403
B/E Aerospace Inc (a),(b)	70,409		5,483
					Koito Manufacturing Co Ltd	5,067		159
Boeing Co/The (a)	12,110		1,627
					KYB Co Ltd	107,100		451
Esterline Technologies Corp (b)	3,170		377		Pirelli & C. SpA (a)	45,611		646
General Dynamics Corp (a)	11,090		1,612
					Sumitomo Electric Industries Ltd	44,830		583
IHI Corp	77,769		393		Tachi-S Co Ltd	5,700		76
Jamco Corp	17,660		441		Takata Corp	23,800		258
Kawasaki Heavy Industries Ltd	51,000		224		Tokai Rika Co Ltd	21,200		427
L-3 Communications Holdings Inc (a)	10,868		1,354
					Topre Corp	7,700		101
Lockheed Martin Corp (a)	13,322		2,552
					Toyoda Gosei Co Ltd	31,200		610
Moog Inc (b)	2,140		156
					Toyota Boshoku Corp	45,700		569
Northrop Grumman Corp (a)	23,912		3,370
					Toyota Industries Corp	9,460		473
Raytheon Co (a)	14,383		1,535		TRW Automotive Holdings Corp (a),(b)	23,313		2,411
Rockwell Collins Inc (a)	16,308		1,395
					TS Tech Co Ltd	25,050		592
Safran SA	6,745		436					$12,940
TransDigm Group Inc	3,135		620
United Technologies Corp (a)	17,835		1,963		Banks - 1.54%
			$23,820		Agricultural Bank of China Ltd	248,000		117
					Aozora Bank Ltd	16,566		54
Agriculture - 0.40%					Banco Bradesco SA ADR(a)	13,340		206
Altria Group Inc (a)	26,851		1,349
					Banco de Credito e Inversiones	115		6
Archer-Daniels-Midland Co (a)	12,570		662
					Banco do Brasil SA	13,500		155
Astra Agro Lestari Tbk PT	11,500		23		Banco Santander SA ADR(a)	4,402		39
IOI Corp Bhd	19,400		28		Banco Santander SA (a)	46,941		422
Lorillard Inc	40,840		2,579		Bangkok Bank PCL	7,100		44
Philip Morris International Inc (a)	13,048		1,135		Bank Handlowy w Warszawie SA (a)	300		10
Reynolds American Inc (a)	35,570		2,344
					Bank Negara Indonesia Persero Tbk PT	164,000		81
Swedish Match AB	3,075		106		Bank of America Corp (a)	66,250		1,129
			$8,226		Bank of China Ltd	454,000		234
Airlines - 0.57%					Bank of Communications Co Ltd	33,000		27
Alaska Air Group Inc (a)	4,760		281		Bank of Hawaii Corp (a)	6,890		397
American Airlines Group Inc	135,655		6,584		Bank of New York Mellon Corp/The	11,210		449
Delta Air Lines Inc	36,688		1,712		Bank Rakyat Indonesia Persero Tbk PT	88,100		83
Deutsche Lufthansa AG (a)	15,110		269		Bank Zachodni WBK SA (a)	383		45
					Bankinter SA (a)	22,832		204
(b) International Consolidated Airlines Group SA	7,406		53		BB&T Corp (a)	16,491		620
Korean Air Lines Co Ltd (b)	4,414		167		BOK Financial Corp	12,592		812
Southwest Airlines Co (a)	14,531		608		CaixaBank SA	21,702		120
United Continental Holdings Inc (b)	36,124		2,211		CaixaBank SA - Rights (b)	21,702		1
					Capital One Financial Corp (a)	4,750		395
			$11,885
					China CITIC Bank Corp Ltd	48,000		36
Apparel - 0.10%					China Construction Bank Corp	363,000		275
Asics Corp	11,157		284		China Merchants Bank Co Ltd	13,500		28
Descente Ltd	5,901		56		Citigroup Inc	21,455		1,158
Iconix Brand Group Inc (a),(b)	16,290		658		Compartamos SAB de CV	44,400		95
Michael Kors Holdings Ltd (a),(b)	5,710		438		Credicorp Ltd	300		50
Moncler SpA	9,557		142		Cullen/Frost Bankers Inc	3,318		248
Skechers U.S.A. Inc (b)	6,638		408		Danske Bank A/S (a)	6,371		181
			$1,986		DNB ASA (a)	19,412		322
					Eighteenth Bank Ltd/The	49,000		143
Automobile Manufacturers - 0.77%					First Republic Bank/CA	12,785		659
China Motor Corp	31,000		28		FirstRand Ltd	16,638		74
Dongfeng Motor Group Co Ltd	72,000		109		Grupo Financiero Inbursa SAB de CV	5,700		15
Fiat Chrysler Automobiles NV (b)	44,892		560
					Higashi-Nippon Bank Ltd/The	46,000		133
Ford Motor Co	609,716		9,591		HSBC Holdings PLC ADR	3,200		159
Fuji Heavy Industries Ltd	20,491		749		Hudson Valley Holding Corp	6,434		161
General Motors Co	9,155		306		ICICI Bank Ltd ADR	800		47
Hino Motors Ltd	26,200		353		Industrial & Commercial Bank of China Ltd	430,000		291
Honda Motor Co Ltd	53,400		1,615		Intesa Sanpaolo SpA	3,473		11
Isuzu Motors Ltd	20,222		264		Itau Unibanco Holding SA ADR(a)	14,707		221
Kia Motors Corp	489		24		JP Morgan Chase & Co (a),(c)	54,928		3,305
Mitsubishi Motors Corp	40,800		419		Jyske Bank A/S (a),(b)	1,606		83
PACCAR Inc	24,738		1,658		Kasikornbank PCL - NVDR	12,200		92
Tata Motors Ltd ADR(a)	5,900		269
					Krung Thai Bank PCL	71,950		52
			$15,945		M&T Bank Corp	19,461		2,452

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Banks (continued)					Building Materials (continued)
Malayan Banking Bhd	25,300		$71		Indocement Tunggal Prakarsa Tbk PT	12,200		$25
MB Financial Inc	2		—		Lafarge SA	23,590		1,677
Mediobanca SpA	14,772		132		Lennox International Inc	20,393		1,910
Mitsubishi UFJ Financial Group Inc	401,258		2,311		Louisiana-Pacific Corp (b)	17,037		260
Morgan Stanley	2,447		86		Martin Marietta Materials Inc	15,135		1,817
Nordea Bank AB	19,076		238		Masco Corp (a)	20,486		496
Northern Trust Corp (a)	5,407		366		Norbord Inc	108,943		2,200
Oita Bank Ltd/The	36,000		137		Owens Corning Inc	45,816		1,596
PNC Financial Services Group Inc/The	30,758		2,690		Sanitec Oyj (b)	49,528		638
Seven Bank Ltd	54,731		237		Sanwa Holdings Corp	49,972		353
Shinsei Bank Ltd	362,000		680		Sika AG	79		300
Signature Bank/New York NY (a),(b)	4,780		580					$13,321
Skandinaviska Enskilda Banken AB	23,706		313
State Bank of India Ltd	1,008		52		Chemicals - 2.41%
Sumitomo Mitsui Financial Group Inc	42,115		1,581		Air Products & Chemicals Inc	72,267		10,394
					Akzo Nobel NV (a)	132,531		9,154
SunTrust Banks Inc (a)	12,257		482
					Brenntag AG (a)	3,819		210
Susquehanna Bancshares Inc	45,189		595
Swedbank AB	5,399		141		China BlueChemical Ltd	44,000		16
					Dow Chemical Co/The (a)	151,299		7,364
Synovus Financial Corp (a)	23,630		611
Tochigi Bank Ltd/The	42,000		184		Ecolab Inc	2,670		291
Turkiye Halk Bankasi AS	3,227		23		EMS-Chemie Holding AG	30		11
					FMC Corp (a)	22,730		1,237
Turkiye Vakiflar Bankasi Tao	36,192		83
UniCredit SpA	37,849		280		Fujimi Inc	17,100		238
					Givaudan SA (b)	216		385
Unione di Banche Italiane SCpA	36,793		283
Wells Fargo & Co (a)	53,698		2,925		Hitachi Chemical Co Ltd	29,300		543
Wilshire Bancorp Inc	79,965		766		Indorama Ventures PCL	32,200		22
					Intrepid Potash Inc (b)	6,800		97
Yamanashi Chuo Bank Ltd/The	34,000		142
			$31,930		JSR Corp	32,400		579
					Kansai Paint Co Ltd	4,029		64
Beverages - 1.40%					Koninklijke DSM NV (a)	4,889		321
AMBEV SA ADR	17,200		113		LANXESS AG	9,233		458
Anheuser-Busch InBev NV	6,320		743		Linde AG	292		55
Anheuser-Busch InBev NV ADR	82,178		9,614		Lonza Group AG (b)	4,282		504
Arca Continental SAB de CV	21,562		139		Lotte Chemical Corp	306		48
Asahi Group Holdings Ltd	24,210		755		LyondellBasell Industries NV (a)	10,200		804
Carlsberg A/S	1,202		107		Methanex Corp	25,387		1,311
Coca-Cola Co/The (a)	134,223		6,017		Mexichem SAB de CV (b)	9,400		34
Coca-Cola Enterprises Inc (a)	33,624		1,477		Mitsubishi Gas Chemical Co Inc	123,100		704
Diageo PLC ADR	5,790		713		Mitsui Chemicals Inc	212,640		595
Dr Pepper Snapple Group Inc (a)	10,312		763		Mosaic Co/The (a)	29,538		1,352
Fomento Economico Mexicano SAB de CV	400		39		Nippon Shokubai Co Ltd	12,100		151
ADR					Nitto Denko Corp	11,400		602
Heineken NV	813		64		Platform Specialty Products Corp (b)	104,806		2,621
Molson Coors Brewing Co	84,803		6,560		Praxair Inc (c)	14,970		1,922
Monster Beverage Corp (b)	7,075		793		Rockwood Holdings Inc	31,597		2,463
PepsiCo Inc (a)	5,375		538		Sherwin-Williams Co/The	2,461		603
Suntory Beverage & Food Ltd	1,642		58		Sigma-Aldrich Corp	13,107		1,790
Treasury Wine Estates Ltd	166,899		671		Sinopec Shanghai Petrochemical Co Ltd	757,000		235
			$29,164		Sumitomo Bakelite Co Ltd	109,720		410
					Symrise AG	6,625		396
Biotechnology - 0.58%					Taminco Corp (b)	13,843		359
Alnylam Pharmaceuticals Inc (b),(c)	5,745		578
Amgen Inc (a)	6,554		1,083		Teijin Ltd	37,000		100
Arena Pharmaceuticals Inc (b)	89,886		377		Tokyo Ohka Kogyo Co Ltd	11,678		346
Biogen Idec Inc (b),(c)	5,262		1,619		Tronox Ltd	11,338		256
Celgene Corp (a),(b)	19,977		2,271		Ube Industries Ltd/Japan	63,000		90
Gilead Sciences Inc (b)	7,850		788		Wacker Chemie AG	6,034		699
					Yara International ASA (a)	6,792		288
Illumina Inc (b)	2,405		459
Incyte Corp (b)	6,455		488					$50,122
Innate Pharma SA (b)	14,143		156		Coal - 0.00%
PTC Therapeutics Inc (b)	4,590		205		Adaro Energy Tbk PT	504,200		45
Regeneron Pharmaceuticals Inc (b)	5,400		2,247		Jastrzebska Spolka Weglowa SA (b)	507		3
Repligen Corp (b)	17,860		408					$48
Vertex Pharmaceuticals Inc (b)	11,260		1,327
			$12,006		Commercial Services - 0.85%
					Adecco SA (b)	336		24
Building Materials - 0.64%					ADT Corp/The (a)	14,590		510
Buzzi Unicem SpA (a)	4,775		71		Aeon Delight Co Ltd	9,300		209
Cemex SAB de CV ADR(a),(b)	3,328		42		Apollo Education Group Inc (a),(b)	11,450		357
Fortune Brands Home & Security Inc	12,580		565		Atlantia SpA	3,462		87
Geberit AG	29		10		Automatic Data Processing Inc	10,751		921
Headwaters Inc (b)	31,308		438		CoStar Group Inc (b)	6,670		1,136
HeidelbergCement AG (a)	6,945		526		DeVry Education Group Inc (a)	6,510		318
Holcim Ltd (b)	5,380		397		Estacio Participacoes SA	14,900		163

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2014 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Commercial Services (continued)						Cosmetics & Personal Care (continued)
Hertz Global Holdings Inc (b)		212,274		$5,040		Unicharm Corp	3,843		$88
Kroton Educacional SA		14,400		100					$4,505
MasterCard Inc (a)		11,580		1,011
McGraw Hill Financial Inc	(a),(c)	8,304		777		Distribution & Wholesale - 0.28%
Monster Worldwide Inc (b)		144,998		631		Hanwha Corp	1,205		32
						HD Supply Holdings Inc (b)	94,327		2,743
Moody's Corp		4,311		435
OHL Mexico SAB de CV	(b)	4,800		11		Hitachi High-Technologies Corp	5,184		150
						LKQ Corp (a),(b)	45,860		1,332
Outsourcing Inc		10,600		151
Prosegur Cia de Seguridad SA		1,035		6		Meiji Electric Industries Co Ltd	7,708		72
						SK Networks Co Ltd (b)	5,491		47
Randstad Holding NV (a)		312		15
Recruit Holdings Co Ltd		6,900		227		Tomoe Engineering Co Ltd	13,900		199
						WESCO International Inc (b)	13,864		1,142
RR Donnelley & Sons Co	(a)	843		14
Securitas AB		15,471		187		Yondoshi Holdings Inc	8,800		150
SEI Investments Co (c)		11,186		443					$5,867
Tokyo TY Financial Group Inc (b)		7,123		196		Diversified Financial Services - 1.02%
Total System Services Inc (a)		99,450		3,281		Affiliated Managers Group Inc (a),(b)	1,225		249
United Rentals Inc (a),(b)		4,620		523		American Express Co (a)	17,903		1,655
Vectrus Inc (a),(b)		582		16		Ameriprise Financial Inc (a)	16,040		2,114
Western Union Co/The (a)		50,650		941		BlackRock Inc (a)	22,931		8,234
Zhejiang Expressway Co Ltd		10,000		11		Bolsas y Mercados Espanoles SA	783		32
				$17,741		Carfinco Financial Group Inc	4,734		46
						CME Group Inc/IL (a)	3,020		256
Computers - 1.50%
Accenture PLC - Class A		20,061		1,732		CTBC Financial Holding Co Ltd	49,775		34
						E*Trade Financial Corp (a),(b)	51,630		1,178
Apple Inc (a)		93,845		11,161
						Ellie Mae Inc (b)	6,714		272
Arcam AB (b)		7,579		163
Cadence Design Systems Inc (b),(c)		88,761		1,675		Fubon Financial Holding Co Ltd	108,248		177
						GAM Holding AG (b)	10,078		178
Chicony Electronics Co Ltd		6,171		17
Computer Sciences Corp (a)		16,838		1,067		Greenhill & Co Inc	11,230		498
DTS Corp		5,482		111		IBJ Leasing Co Ltd	12,200		241
EMC Corp/MA		11,140		338		Ichiyoshi Securities Co Ltd	13,400		145
						Invesco Ltd (a)	15,800		638
Ferrotec Corp		26,300		133
Fujitsu Ltd		173,201		990		Investec Ltd	9,834		91
						Investment Technology Group Inc (b)	15,320		302
Hewlett-Packard Co (a)		49,350		1,928
IHS Inc (b)		22,213		2,720		Jaccs Co Ltd	22,000		108
Infosys Ltd ADR(a)		3,200		223		Japan Exchange Group Inc	4,402		113
International Business Machines Corp (a)		15,467		2,508		Kenedix Inc	49,600		263
						Legg Mason Inc (a)	26,584		1,509
Inventec Corp		99,000		66
Itochu Techno-Solutions Corp		11,100		435		Mirae Asset Securities Co Ltd	1,057		47
Japan Digital Laboratory Co Ltd		6,600		95		Mitsubishi UFJ Lease & Finance Co Ltd	63,700		300
						NASDAQ OMX Group Inc/The (a)	13,516		607
Melco Holdings Inc		14,200		215
Mobile Create Co Ltd		7,100		45		Partners Group Holding AG	239		69
NET One Systems Co Ltd		45,400		261		Pocket Card Co Ltd	28,900		148
						Raymond James Financial Inc (a)	11,253		633
NetApp Inc (a)		7,210		307
Obic Co Ltd		16,969		540		RMB Holdings Ltd	12,982		73
Roland DG Corp		1,492		52		Samsung Card Co Ltd	1,438		62
SanDisk Corp		6,602		683		Shinhan Financial Group Co Ltd	1,670		75
SCSK Corp		11,800		300		Taishin Financial Holding Co Ltd	83,549		39
						Visa Inc (a)	1,740		449
Seagate Technology PLC (a)		33,290		2,201
Stratasys Ltd (b)		4,330		441		Zenkoku Hosho Co Ltd	12,480		374
Synopsys Inc (a),(b)		6,443		280					$21,209
TDK Corp		4,728		285		Electric - 0.72%
Wipro Ltd ADR(a)		16,825		217		AES Corp/VA (a)	93,631		1,299
Zuken Inc		5,800		50		Ameren Corp (a)	26,230		1,131
				$31,239		Centrais Eletricas Brasileiras SA	3,300		8
Consumer Products - 0.04%						China Resources Power Holdings Co Ltd	26,000		76
Kimberly-Clark de Mexico SAB de CV		20,900		48		Cia Energetica de Minas Gerais ADR	9,420		52
Samsonite International SA		218,110		723		Cleco Corp	13,786		741
Unilever Indonesia Tbk PT		10,100		26		Dominion Resources Inc/VA	7,830		568
						Duke Energy Corp (a)	21,433		1,733
				$797		E.ON SE (a)	16,657		295
Cosmetics & Personal Care - 0.22%						Endesa SA (a)	16,253		314
Amorepacific Corp		28		63		Enel SpA	113,469		547
Amorepacific Group		55		58		EnerNOC Inc (b)	48,780		712
Artnature Inc		15,400		175		Enersis SA ADR	5,000		84
Avon Products Inc (a)		80,011		782		FirstEnergy Corp (a)	30,828		1,137
Kao Corp		3,265		121		Fortum OYJ	3,371		85
Kose Corp		2,871		101		Hera SpA	45,592		116
Pigeon Corp		2,432		150		Huaneng Power International Inc	12,000		14
Pola Orbis Holdings Inc		3,543		126		Iberdrola SA (a)	59,945		443
Procter & Gamble Co/The (a)		27,214		2,461		Integrys Energy Group Inc (a)	19,217		1,400
Svenska Cellulosa AB SCA		16,130		380		Korea Electric Power Corp	4,868		202
						Pepco Holdings Inc	62,548		1,720

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000 's)	COMMON STOCKS (continued)	Shares Held	Value (000 's)

Electric (continued)			Engineering & Construction (continued)
PGE SA (a)	37,330	$214	Boskalis Westminster NV	5,614	$315
Pinnacle West Capital Corp (a)	7,400	468	Chiyoda Corp	12,000	106
Red Electrica Corp SA	100	9	COMSYS Holdings Corp	7,412	110
RWE AG	3,723	135	Enka Insaat ve Sanayi AS	26,345	68
Southern Co/The (a)	9,540	452	Ferrovial SA (a)	5,523	113
Tauron Polska Energia SA (a)	25,270	39	Flughafen Zuerich AG (d)	45	29
Tenaga Nasional BHD	51,600	217	Grupo Aeroportuario del Pacifico SAB de CV	300	21
Terna Rete Elettrica Nazionale SpA	29,343	142	ADR
UIL Holdings Corp (a)	13,340	531	Hochtief AG (a)	1,219	92
		$14,884	Jacobs Engineering Group Inc (b)	21,959	1,020
			Kumagai Gumi Co Ltd (b)	25,441	82
Electrical Components & Equipment - 0.37%			Mirait Holdings Corp	8,403	91
Acuity Brands Inc	19,504	2,695	Multiplan Empreendimentos Imobiliarios SA	200	4
Advanced Energy Industries Inc (b)	26,310	538
			Skanska AB	12,990	279
Brother Industries Ltd	13,151	246	Taisei Corp	15,301	80
Capstone Turbine Corp (b)	503,933	423
			Takasago Thermal Engineering Co Ltd	4,478	57
Casio Computer Co Ltd	8,051	122	TAV Havalimanlari Holding AS	16,046	137
Delta Electronics Inc	7,000	42	Tecnicas Reunidas SA	4,177	197
Emerson Electric Co (a)	12,957	826
			Totetsu Kogyo Co Ltd	1,857	40
Funai Electric Co Ltd	31,000	412			$6,681
Generac Holdings Inc (b)	15,317	664
Nidec Corp	8,307	550	Entertainment - 0.06%
Osram Licht AG (b)	2,336	97	Avex Group Holdings Inc	14,400	205
Prysmian SpA	8,188	147	DHX Media Ltd	57,305	466
SunPower Corp (b)	17,991	507	Multimedia Games Holding Co Inc (a),(b)	14,525	527
Ushio Inc	36,000	360			$1,198
W-Scope Corp (b)	9,473	51
		$7,680	Environmental Control - 0.31%
			Clean Harbors Inc (b)	34,971	1,635
Electronics - 0.98%			Stericycle Inc (a),(b)	4,960	639
Agilent Technologies Inc (a)	17,683	756	Umicore SA	6,723	273
Alps Electric Co Ltd	13,127	262	Waste Management Inc (a)	81,670	3,980
Anritsu Corp	40,900	283			$6,527
AU Optronics Corp (b)	92,000	43
Dai-ichi Seiko Co Ltd	10,180	219	Food - 0.97%
			Aryzta AG (b)	2,852	227
Futaba Corp/Chiba	9,300	126
Gentex Corp/MI (a)	60,000	2,133	BIM Birlesik Magazalar AS	3,711	82
			BRF SA ADR(a)	3,500	91
Hamamatsu Photonics KK	3,702	187	Campbell Soup Co (a)	16,299	738
Hon Hai Precision Industry Co Ltd	80,984	254	Chiquita Brands International Inc (b)	36,720	531
Hosiden Corp	52,100	326
Hoya Corp	7,061	251	Chocoladefabriken Lindt & Sprungli AG - PC	6	30
			ConAgra Foods Inc (a)	18,140	662
IMAX Corp (b)	11,300	354
Japan Display Inc	45,800	150	Delhaize Group SA	6,520	476
Keyence Corp	372	172	Distribuidora Internacional de Alimentacion	18,573	129
Keysight Technologies Inc (a),(b)	8,841	311	SA (a)
Kinsus Interconnect Technology Corp	22,000	81	Ebro Foods SA	4,772	86
Koninklijke Philips NV	17,564	529	Greencore Group PLC	96,982	445
Kuroda Electric Co Ltd	19,800	253	Gruma SAB de CV	5,800	64
			Grupo Bimbo SAB de CV (b)	17,919	50
LG Display Co Ltd ADR(a)	7,200	110
Methode Electronics Inc	9,058	351	Grupo Lala SAB de CV	7,600	16
			Hershey Co/The (a)	47,538	4,767
Mitsumi Electric Co Ltd	61,500	513
Murata Manufacturing Co Ltd	2,649	286	ICA Gruppen AB	667	26
Nichicon Corp	51,200	414	Indofood Sukses Makmur Tbk PT	30,200	17
Nippon Ceramic Co Ltd	10,500	154	JBS SA	24,600	114
			JM Smucker Co/The (a)	12,290	1,260
Omron Corp	3,930	183
SCREEN Holdings Co Ltd	145,000	942	Kesko OYJ	7,922	308
TE Connectivity Ltd	27,434	1,761	Kikkoman Corp	7,734	184
Tokyo Seimitsu Co Ltd	23,600	462	Koninklijke Ahold NV	27,828	491
			Kraft Foods Group Inc (a)	41,177	2,478
Torex Semiconductor Ltd	679	48
Tyco International Plc	161,363	6,922	MEIJI Holdings Co Ltd	2,753	247
			Mondelez International Inc (a)	55,410	2,172
Watts Water Technologies Inc	8,373	506
Yaskawa Electric Corp	17,100	222	Nestle SA	8,035	603
Yokogawa Electric Corp	59,100	747	Nutrisystem Inc	23,520	446
			Orkla ASA (a)	31,951	238
		$20,311	Post Holdings Inc (b)	12,290	492
Energy - Alternate Sources - 0.03%			Safeway Inc (a)	32,029	1,116
GCL-Poly Energy Holdings Ltd (b)	2,331,695	633	Seven & I Holdings Co Ltd	3,159	118
			Sysco Corp (a)	18,474	744
			Uni-President Enterprises Corp	65,725	106
Engineering & Construction - 0.32%
Acciona SA (b)	4,737	350	Whole Foods Market Inc	8,300	407
ACS Actividades de Construccion y Servicios	9,349	330	Yaoko Co Ltd	2,921	174
SA (a)					$20,135
AECOM Technology Corp (a),(b)	95,102	3,045	Forest Products & Paper - 0.14%
Airports of Thailand PCL	13,600	115	Fibria Celulose SA ADR(b)	2,500	30

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Forest Products & Paper (continued)					Holding Companies - Diversified (continued)
Holmen AB	1,846		$62		Remgro Ltd	1,378		$32
International Paper Co (a)	45,380		2,442		WL Ross Holding Corp (b)	11,600		127
Stora Enso OYJ (a)	1,164		10					$462
UPM-Kymmene OYJ	22,635		376
			$2,920		Home Builders - 0.48%
					DR Horton Inc	106,855		2,724
Gas - 0.26%					Hyundai Development Co-Engineering &	1,331		42
Atmos Energy Corp (a)	13,390		719		Construction
CenterPoint Energy Inc	35,030		839		Iida Group Holdings Co Ltd	15,237		167
China Gas Holdings Ltd	46,000		86		KB Home	18,718		329
Enagas SA (a)	11,694		391		Lennar Corp	24,937		1,178
Gas Natural SDG SA (a)	4,418		125		NVR Inc (b)	2,001		2,518
National Fuel Gas Co (a)	4,460		309		Pulte Group Inc (c)	111,171		2,405
Perusahaan Gas Negara Persero Tbk PT	108,000		53		West Holdings Corp	6,800		67
Questar Corp (a)	11,960		287		Winnebago Industries Inc	22,920		577
Shizuoka Gas Co Ltd	12,900		81					$10,007
Snam SpA (a)	24,599		130
UGI Corp	47,430		1,788		Home Furnishings - 0.31%
Vectren Corp (a)	15,200		672		Electrolux AB	16,825		499
					Harman International Industries Inc (a)	12,360		1,342
			$5,480
					Hoshizaki Electric Co Ltd	4,200		216
Hand & Machine Tools - 0.11%					Leggett & Platt Inc (a)	12,980		546
Asahi Diamond Industrial Co Ltd	10,800		115		Matsushita Electric Industrial Co Ltd	5,203		67
DMG Mori Seiki Co Ltd	58,100		694		Whirlpool Corp (a)	20,687		3,851
SMC Corp/Japan	867		238					$6,521
Stanley Black & Decker Inc (a)	9,568		904
THK Co Ltd	4,400		107		Housewares - 0.00%
Vacon Oyj	6,087		257		Turkiye Sise ve Cam Fabrikalari AS	9,404		15
			$2,315
					Insurance - 2.04%
Healthcare - Products - 0.99%					ACE Ltd	24,359		2,785
Asahi Intecc Co Ltd	8,862		436
Baxter International Inc (a)	13,780		1,006		Aegon NV	9,243		73
					Aflac Inc (a)	6,888		411
Becton Dickinson and Co	19,155		2,688		Alleghany Corp (b),(c)	2,041		932
Boston Scientific Corp (a),(b)	176,524		2,272
					Allstate Corp/The (a)	14,690		1,001
CareFusion Corp (b)	29,197		1,728
					American International Group Inc (c)	59,214		3,245
Coloplast A/S	2,067		179		Aon PLC (a)	25,172		2,328
Covidien PLC	46,469		4,693		Aspen Insurance Holdings Ltd (a)	40,030		1,771
CR Bard Inc (a)	2,719		455
					Assurant Inc (a)	17,330		1,171
Hologic Inc (a),(b)	70,327		1,885
					Baloise Holding AG	334		44
Medtronic Inc	28,546		2,108		Berkshire Hathaway Inc - Class B (b)	7,641		1,136
Nihon Kohden Corp	2,456		123
Nobel Biocare Holding AG (b)	44,967		794		Cincinnati Financial Corp	16,130		822
Nobel Biocare Holding AG - REG (b)	45		1		Dai-ichi Life Insurance Co Ltd/The	43,500		631
					Delta Lloyd NV (a)	30,345		697
Olympus Corp (b)	5,510		201
Sonova Holding AG	743		112		Dongbu Insurance Co Ltd	1,530		77
					Fairfax Financial Holdings Ltd	2,234		1,135
Straumann Holding AG	344		89		First American Financial Corp (a)	18,900		605
Stryker Corp (a)	13,250		1,231
					Gjensidige Forsikring ASA (a)	14,027		241
Sysmex Corp	2,807		121
Topcon Corp	8,987		200		Hannover Rueck SE	2,000		178
Tornier NV (b)	8,200		219		Hanwha Life Insurance Co Ltd	8,200		62
					Liberty Holdings Ltd	9,473		112
			$20,541		Markel Corp (b)	3,361		2,342
Healthcare - Services - 0.60%					Marsh & McLennan Cos Inc	51,034		2,888
Acadia Healthcare Co Inc (b)	11,092		688		Mercury General Corp (a)	6,700		370
Aetna Inc (a)	14,515		1,266		MetLife Inc (a)	42,891		2,385
Bumrungrad Hospital PCL	3,000		13		MMI Holdings Ltd/South Africa	8,140		23
Cigna Corp (a)	5,760		593		Muenchener Rueckversicherungs-Gesellschaft	1,245		256
CMIC Holdings Co Ltd	12,800		183		AG in Muenchen
Covance Inc (b)	14,351		1,473		Navigators Group Inc/The (a),(b)	3,890		284
Envision Healthcare Holdings Inc (b)	56,653		2,003		Old Republic International Corp (a)	61,780		935
Gentiva Health Services Inc (b)	12,400		241		Platinum Underwriters Holdings Ltd	4,092		304
Laboratory Corp of America Holdings (a),(b)	20,263		2,120		Porto Seguro SA	7,800		95
Message Co Ltd	7,100		190		Progressive Corp/The (a)	21,481		585
Netcare Ltd	9,194		30		Protective Life Corp	29,556		2,060
Quest Diagnostics Inc (a)	6,790		443		Reinsurance Group of America Inc (a)	7,153		613
Tenet Healthcare Corp (b)	11,430		549		RenaissanceRe Holdings Ltd (a)	23,525		2,304
UnitedHealth Group Inc	18,671		1,842		Sampo Oyj	2,727		135
Universal Health Services Inc	2,655		278		Samsung Fire & Marine Insurance Co Ltd	129		36
WellPoint Inc (a)	4,769		610		Sanlam Ltd	21,229		140
			$12,522		Sony Financial Holdings Inc	31,540		478
					Swiss Life Holding AG (b)	3,373		772
Holding Companies - Diversified - 0.02%					Swiss Re AG (b)	3,953		338
Alfa SAB de CV	37,200		99		T&D Holdings Inc	114,248		1,385
GEA Group AG	4,279		204		Tokio Marine Holdings Inc	18,275		597

See accompanying notes.

     Schedule of Investments Global Multi-Strategy Fund November 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Insurance (continued)					Lodging (continued)
Torchmark Corp (a)	19,645		$1,056		Wynn Resorts Ltd (a)	8,226		$1,469
Tryg A/S	426		49					$2,782
UnipolSai SpA	124,480		356
Universal Insurance Holdings Inc	25,650		498		Machinery - Construction & Mining - 0.04%
Voya Financial Inc	19,745		827		Hitachi Ltd	17,827		138
White Mountains Insurance Group Ltd	1,327		841		Mitsubishi Electric Corp	40,170		483
			$42,409		Modec Inc	7,800		135
								$756
Internet - 2.35%
Alibaba Group Holding Ltd ADR(b)	117,629		13,132		Machinery - Diversified - 0.21%
Amazon.com Inc (b)	4,045		1,370		Amada Co Ltd	9,000		81
Angie's List Inc (b),(c)	23,598		140		Bucher Industries AG	420		104
AOL Inc (b)	24,139		1,114		Daifuku Co Ltd	14,400		152
Baidu Inc ADR(b)	2,811		689		Denyo Co Ltd	16,800		231
Conversant Inc (a),(b)	39,949		1,399		Eagle Industry Co Ltd	3,900		73
COOKPAD Inc	6,100		193		Fuji Machine Manufacturing Co Ltd	20,700		191
Corindus Vascular Robotics Inc (b)	165,373		670		Hisaka Works Ltd	16,800		137
Coupons.com Inc (b)	55,390		846		Husqvarna AB	45,791		337
Covisint Corp (b)	7,875		18		IDEX Corp	10,707		823
CyberAgent Inc	14,412		575		Kubota Corp	22,100		346
Digital Garage Inc	5,500		88		Makino Milling Machine Co Ltd	91,710		658
eBay Inc (a),(b)	31,310		1,718		MAN SE	501		57
en-japan Inc	11,400		158		Metso OYJ	4,268		133
					OC Oerlikon Corp AG (b)	26,971		333
F5 Networks Inc (a),(b)	10,395		1,343
Facebook Inc (b)	36,204		2,813		Toshiba Machine Co Ltd	71,000		280
Google Inc - C Shares (a),(b)	1,670		905		Tsubakimoto Chain Co	10,400		86
Groupon Inc (b)	218,929		1,649		Zuiko Corp	5,430		241
IAC/InterActiveCorp	8,442		551					$4,263
Infomart Corp	13,200		236		Media - 2.14%
Internet Initiative Japan Inc	6,500		137		Axel Springer SE	1,716		101
Matsui Securities Co Ltd	10,400		98		BEC World PCL	4,900		8
NAVER Corp	193		131		Cablevision Systems Corp (a)	55,818		1,134
Netflix Inc (a),(b)	9,010		3,123		CBS Corp	24,740		1,358
Optimal Payments PLC (b)	116,681		705		Comcast Corp - Class A (a)	161,521		9,213
Pandora Media Inc (b)	28,346		557		DIRECTV (a),(b)	34,500		3,026
Priceline Group Inc/The (a),(b)	220		255		Discovery Communications Inc - A Shares	4,504		157
Proto Corp	9,300		128		(a),(b)
Rakuten Inc	66,024		890		Discovery Communications Inc - C Shares	4,504		153
Sapient Corp (b)	36,457		901		(a),(b)
Symantec Corp (a)	42,204		1,101		DISH Network Corp (b)	122,904		9,760
Tencent Holdings Ltd	18,000		289		FactSet Research Systems Inc	8,196		1,123
TIBCO Software Inc (a),(b)	8,562		206		Grupo Televisa SAB ADR	1,900		71
TripAdvisor Inc (b)	9,170		675		Journal Communications Inc (a),(b)	18,929		188
United Internet AG	6,924		305		Liberty Global PLC - A Shares (b)	31,733		1,650
Yahoo! Inc (b)	179,223		9,273		Liberty Global PLC - C Shares (b)	80,045		3,996
Yelp Inc (b)	8,893		508		Naspers Ltd	1,159		150
			$48,889		Nielsen NV	11,515		481
Iron & Steel - 0.17%					Nippon Television Holdings Inc	50,000		740
Acerinox SA (a)	8,249		125		ProSiebenSat.1 Media AG	9,180		390
					Time Warner Cable Inc (a)	38,262		5,712
Aichi Steel Corp	39,000		135		Tribune Media Co (b)	2,284		155
Chubu Steel Plate Co Ltd	14,900		63
Hitachi Metals Ltd	37,135		642		TV Asahi Holdings Corp	41,800		690
Japan Steel Works Ltd/The	122,000		434		Twenty-First Century Fox Inc - A Shares	26,527		976
					Viacom Inc (a)	40,030		3,027
Kobe Steel Ltd	95,000		151
Nucor Corp (a)	8,913		478		Wolters Kluwer NV	9,234		271
Tokyo Steel Manufacturing Co Ltd	109,000		580					$44,530
Toyo Kohan Co Ltd	19,000		98		Metal Fabrication & Hardware - 0.03%
Vale SA ADR(a)	6,300		49		Aurubis AG	4,585		253
Yamato Kogyo Co Ltd	21,950		616		Hyosung Corp	502		31
Yodogawa Steel Works Ltd	42,000		153		Maruichi Steel Tube Ltd	13,500		296
			$3,524		Neturen Co Ltd	9,900		67
Leisure Products & Services - 0.12%					NSK Ltd	3,887		49
Harley-Davidson Inc	22,717		1,583					$696
HIS Co Ltd	3,900		94		Mining - 0.10%
Jarden Corp (a),(b)	7,380		326		African Rainbow Minerals Ltd	1,412		17
Shimano Inc	1,468		199		Boliden AB	17,119		289
TUI AG	11,893		203		Cia de Minas Buenaventura SAA ADR	800		7
Yamaha Motor Co Ltd	6,165		131		Compass Minerals International Inc (a)	4,220		367
			$2,536		KGHM Polska Miedz SA	2,322		85
Lodging - 0.13%					Korea Zinc Co Ltd	36		14
Wyndham Worldwide Corp (a),(c)	15,742		1,313		Koza Altin Isletmeleri AS	8,533		50
					Mitsubishi Materials Corp	318,000		998

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Mining (continued)					Oil & Gas (continued)
Norsk Hydro ASA	7,719		$45		Polskie Gornictwo Naftowe i Gazownictwo	57,477		$83
Northam Platinum Ltd (b)	2,219		7		SA (a)
OSAKA Titanium Technologies Co Ltd	4,300		77		PTT Exploration & Production PCL	20,000		83
Southern Copper Corp	700		21		Range Resources Corp	6,995		459
			$1,977		Reliance Industries Ltd (e)	2,177		69
					Repsol SA (a)	23,236		522
Miscellaneous Manufacturing - 0.86%					Rosneft OAO	4,308		20
3M Co (a)	7,877		1,261
					Sasol Ltd ADR(a)	3,200		135
Barnes Group Inc (c)	4,925		181
					SK Holdings Co Ltd	535		82
Danaher Corp	102,621		8,575		Southwestern Energy Co (a),(b)	52,772		1,699
Dover Corp	7,350		566		Statoil ASA (a)	22,528		427
Eaton Corp PLC (a),(c)	23,626		1,602
					Statoil ASA ADR	5,983		114
FUJIFILM Holdings Corp	3,936		130		Suncor Energy Inc	24,630		778
General Electric Co (a)	54,500		1,444
					Surgutneftegas OAO ADR	6,174		36
Glory Ltd	9,100		237		Tatneft OAO ADR	2,125		65
Konica Minolta Inc	5,325		62		Valero Energy Corp (a)	8,400		408
Largan Precision Co Ltd	3,000		231					$42,244
Mitsuboshi Belting Co Ltd	8,310		60
Nikkiso Co Ltd	17,900		175		Oil & Gas Services - 0.39%
Pall Corp	9,249		889		Aker Solutions ASA (b)	9,265		56
Parker-Hannifin Corp (a)	2,275		294		Amec Foster Wheeler PLC ADR	36,503		528
Pentair PLC (a)	7,030		455		Baker Hughes Inc (a)	27,576		1,572
Polypore International Inc (b)	7,547		388		Cameron International Corp (a),(b)	15,937		817
Sumitomo Riko Co Ltd	25,700		215		Dresser-Rand Group Inc (b)	19,878		1,612
Tenma Corp	15,900		211		Halliburton Co (a),(c)	44,546		1,880
Toshiba Corp	137,000		610		McDermott International Inc (b)	83,833		298
Trelleborg AB	5,414		88		Subsea 7 SA	17,128		171
Wartsila OYJ Abp	5,827		260		Trican Well Service Ltd	162,120		1,097
			$17,934					$8,031

Office & Business Equipment - 0.13%					Packaging & Containers - 0.22%
Canon Inc	32,100		1,025		Ball Corp (a)	20,269		1,359
Seiko Epson Corp	3,293		159		Berry Plastics Group Inc (b)	6,371		184
Xerox Corp (a)	114,299		1,596		Packaging Corp of America (a)	17,800		1,322
			$2,780		Sealed Air Corp (a)	13,854		548
					Silgan Holdings Inc (c)	14,183		716
Oil & Gas - 2.03%					Sonoco Products Co (a)	9,750		410
Anadarko Petroleum Corp (a),(c)	18,843		1,492
								$4,539
BG Group PLC	110,973		1,559
Cheniere Energy Inc (b)	51,286		3,384		Pharmaceuticals - 5.13%
Chesapeake Energy Corp (a)	46,850		949		Abbott Laboratories (a)	19,608		873
Chevron Corp (a),(c)	25,287		2,753		AbbVie Inc (a)	11,670		808
China Petroleum & Chemical Corp ADR(a)	1,710		138		Actavis PLC (b)	60,256		16,306
CNOOC Ltd ADR(a)	500		72		Actelion Ltd (b)	5,443		645
Cobalt International Energy Inc (b)	100,105		901		Agios Pharmaceuticals Inc (b)	2,285		230
ConocoPhillips (a)	13,900		918		Allergan Inc/United States	56,260		12,033
Devon Energy Corp (a)	25,722		1,517		AmerisourceBergen Corp (a)	18,840		1,715
Diamondback Energy Inc (b)	3,869		218		Astellas Pharma Inc	17,705		255
Energen Corp	9,380		560		AstraZeneca PLC ADR	10,405		772
Eni SpA	21,073		420		AstraZeneca PLC	35,660		2,646
EOG Resources Inc (a)	2,280		198		Auxilium Pharmaceuticals Inc (b)	36,140		1,249
Exxon Mobil Corp (a)	43,884		3,973		Bayer AG (a)	743		112
Gazprom OAO ADR	29,788		174		Bristol-Myers Squibb Co (c)	185,539		10,956
Grupa Lotos SA (a),(b)	2,261		18		Cardinal Health Inc (a)	55,639		4,573
Hess Corp (a)	13,600		992		Chugai Pharmaceutical Co Ltd	5,692		154
Imperial Oil Ltd	32,903		1,434		CSPC Pharmaceutical Group Ltd	68,000		60
Inpex Corp	80,831		856		Daiichi Sankyo Co Ltd	26,800		395
Japan Petroleum Exploration Co Ltd	15,000		461		Dr Reddy's Laboratories Ltd ADR	1,500		88
Karoon Gas Australia Ltd (b)	135,461		323		Eisai Co Ltd	20,360		730
Kodiak Oil & Gas Corp (a),(b)	120,780		885		Eli Lilly & Co	8,703		593
Lukoil OAO ADR	1,755		82		Endo International PLC (a),(b)	16,640		1,218
Marathon Oil Corp (a)	29,536		854		Express Scripts Holding Co (a),(b)	53,363		4,437
Marathon Petroleum Corp (a)	20,354		1,834		Furiex Pharmaceuticals Inc - Rights (b),(d),(f)	4,411		43
Murphy Oil Corp (a)	10,331		500		GlaxoSmithKline PLC ADR	9,327		433
Nabors Industries Ltd (a)	22,210		291		Herbalife Ltd	1,355		59
Neste Oil OYJ	2,166		51		Johnson & Johnson (a)	50,549		5,472
NOVATEK OAO	335		32		Kobayashi Pharmaceutical Co Ltd	923		53
Occidental Petroleum Corp (a),(c)	17,492		1,396		Lannett Co Inc (a),(b)	13,170		647
Paragon Offshore PLC (a)	3,383		12		Mallinckrodt PLC (b)	4		—
Patterson-UTI Energy Inc	26,830		475		McKesson Corp (a)	4,633		976
PetroChina Co Ltd ADR(a)	700		75		Mead Johnson Nutrition Co	39,998		4,153
Petroleo Brasileiro SA ADR(a)	12,800		131		Meda AB	24,186		347
Phillips 66 (a)	26,790		1,956		Merck & Co Inc (a),(c)	122,192		7,381
Pioneer Natural Resources Co (a),(c)	37,561		5,380		Merck KGaA	4,287		426

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Pharmaceuticals (continued)					REITS (continued)
Mitsubishi Tanabe Pharma Corp	3,652		$56		AmREIT Inc	5,767		$154
Mylan Inc/PA (a),(b)	26,717		1,566		Aviv REIT Inc	14,252		480
Nippon Shinyaku Co Ltd	13,762		401		Capstead Mortgage Corp (a)	47,560		619
Novartis AG	5,162		499		Corio NV (a)	6,330		320
Novo Nordisk A/S	3,871		176		Daiwa Office Investment Corp	39		197
Omnicare Inc (a)	51,960		3,654		Essex Property Trust Inc	2		1
Ono Pharmaceutical Co Ltd	9,899		847		Extra Space Storage Inc	8,280		491
Orion Oyj	14,186		486		Fibra Uno Administracion SA de CV	12,200		40
Pfizer Inc (a)	182,044		5,671		General Growth Properties Inc (a)	69,230		1,853
PharMerica Corp (a),(b)	4,413		96		Getty Realty Corp (a)	16,670		302
Portola Pharmaceuticals Inc (b)	22,976		646		Glimcher Realty Trust (a)	106,837		1,470
Receptos Inc (b)	1,470		199		GLP J-Reit	172		198
Roche Holding AG	6,416		1,920		Government Properties Income Trust (a)	13,220		300
Rohto Pharmaceutical Co Ltd	6,100		79		Growthpoint Properties Ltd	11,320		28
Salix Pharmaceuticals Ltd (b)	23,163		2,379		HCP Inc (a)	7,530		337
Sanofi ADR	23,300		1,125		Highwoods Properties Inc (a)	9,030		390
Santen Pharmaceutical Co Ltd	1,840		103		Host Hotels & Resorts Inc (a)	14,433		336
Shionogi & Co Ltd	20,770		517		Lamar Advertising Co (a)	63,580		3,388
Sihuan Pharmaceutical Holdings Group Ltd	154,000		115		Liberty Property Trust	16,080		569
Sino Biopharmaceutical Ltd	240,000		237		Macerich Co/The	4,893		387
Takeda Pharmaceutical Co Ltd	33,000		1,383		Paramount Group Inc (b)	6,700		126
TESARO Inc (b)	5,190		179		Plum Creek Timber Co Inc	31,319		1,305
TherapeuticsMD Inc (b),(f)	15,388		59		Potlatch Corp (a)	23,330		969
TherapeuticsMD Inc (b)	298,614		1,147		Public Storage (a)	3,920		736
Zoetis Inc	46,749		2,100		Simon Property Group Inc (a)	6,340		1,146
			$106,478		Tanger Factory Outlet Centers Inc (a)	19,250		704
					Ventas Inc (a)	27,140		1,942
Pipelines - 0.12%					Vornado Realty Trust (a)	3,073		343
Kinder Morgan Inc/DE (a)	60,355		2,496
					Weingarten Realty Investors (a)	34,060		1,240
					Weyerhaeuser Co	47,020		1,660
Publicly Traded Investment Fund - 0.12%								$23,401
iShares China Large-Cap ETF	38,648		1,569
iShares Core S&P Mid-Cap ETF	5,273		761		Retail - 3.29%
					Adastria Holdings Co Ltd	17,910		347
Nomura TOPIX Exchange Traded Fund	12,020		146		Advance Auto Parts Inc (c)	40,703		5,987
			$2,476		Autogrill SpA (a),(b)	3,131		24
Real Estate - 0.25%					AutoZone Inc (a),(b)	3,008		1,737
Agile Property Holdings Ltd	4,000		2		Belle International Holdings Ltd	39,000		44
BR Malls Participacoes SA	2,200		16		CarMax Inc (b)	4,262		243
BR Properties SA	700		3		Cawachi Ltd	13,000		193
Bumi Serpong Damai Tbk PT	38,800		6		CST Brands Inc	10,690		467
CBRE Group Inc (a),(b)	21,549		727		CVS Health Corp (a)	20,427		1,866
China Overseas Land & Investment Ltd	22,000		66		Dollar General Corp (a),(b)	142,943		9,540
China Resources Land Ltd	10,000		25		Domino's Pizza Inc (a)	25,584		2,401
China Vanke Co Ltd (b)	7,000		14		Don Quijote Holdings Co Ltd	3,800		237
Country Garden Holdings Co Ltd	19,000		8		Doutor Nichires Holdings Co Ltd	10,700		147
Emlak Konut Gayrimenkul Yatirim Ortakligi	7,174		9		Family Dollar Stores Inc (a)	57,398		4,537
AS					Fast Retailing Co Ltd	154		56
Evergrande Real Estate Group Ltd	23,000		9		GameStop Corp (a)	33,180		1,255
Franshion Properties China Ltd	16,000		5		Gap Inc/The (a)	69,768		2,763
Guangzhou R&F Properties Co Ltd	3,600		4		GOME Electrical Appliances Holding Ltd	765,000		112
Highwealth Construction Corp	3,000		6		Hennes & Mauritz AB	3,624		155
IOI Properties Group Bhd	7,600		6		Home Depot Inc/The (a),(c)	52,818		5,250
Jones Lang LaSalle Inc (a)	10,801		1,573		Honeys Co Ltd	24,280		205
Kennedy-Wilson Holdings Inc	27,568		717		HSN Inc	5,570		406
Leopalace21 Corp (b)	123,600		699		Hugo Boss AG	852		112
Lippo Karawaci Tbk PT	63,500		6		Hyundai Department Store Co Ltd	320		37
Longfor Properties Co Ltd	7,000		9		Kate Spade & Co (b)	21,055		674
Mitsubishi Estate Co Ltd	33,380		752		Kohl's Corp (a)	30,810		1,837
New World China Land Ltd	8,000		5		L Brands Inc (a)	9,230		747
Realogy Holdings Corp (b)	4,869		224		Lowe's Cos Inc (a),(c)	143,159		9,137
Redefine Properties Ltd	14,262		13		Macy's Inc (a)	4,328		281
Relo Holdings Inc	3,382		221		McDonald's Corp (a)	42,079		4,074
Ruentex Development Co Ltd	3,000		5		MSC Industrial Direct Co Inc	19,152		1,488
Shimao Property Holdings Ltd	7,500		18		Nishimatsuya Chain Co Ltd	33,800		305
Shui On Land Ltd	18,500		5		Office Depot Inc (b)	32,598		216
Sino-Ocean Land Holdings Ltd	8,000		5		Outerwall Inc (b)	2,820		198
SOHO China Ltd	4,500		3		Pal Co Ltd	14,000		379
UEM Sunrise Bhd	8,300		4		Pandora A/S (a)	873		77
Yuexiu Property Co Ltd	20,000		4		President Chain Store Corp	8,000		62
			$5,169		PVH Corp (a)	5,415		688
					Ryohin Keikaku Co Ltd	1,372		161
REITS - 1.13%					Shimamura Co Ltd	4,700		393
American Realty Capital Healthcare Trust Inc	120,922		1,370		Signet Jewelers Ltd	3,870		507

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Retail (continued)					Software (continued)
Staples Inc (a)	25,249		$355		Koei Tecmo Holdings Co Ltd	7,756		$112
Tiffany & Co	5,133		554		Microsoft Corp (a),(c)	112,623		5,385
TJX Cos Inc/The (a)	46,251		3,060		NSD Co Ltd	7,500		103
Tsuruha Holdings Inc	9,986		563		Oracle Corp (a)	74,682		3,167
Tuesday Morning Corp (b)	17,935		382		Progress Software Corp (b)	12,330		318
USS Co Ltd	5,396		78		Take-Two Interactive Software Inc (b)	20,770		575
Walgreen Co (a)	23,110		1,586		Tangoe Inc (b)	21,149		275
Wal-Mart Stores Inc (a)	12,761		1,117					$25,891
Welcia Holdings Co Ltd	4,100		130
Woolworths Holdings Ltd/South Africa	7,093		51		Telecommunications - 1.60%
					Alcatel-Lucent ADR(b)	52,730		187
World Fuel Services Corp	16,002		725		America Movil SAB de CV ADR(a)	15,600		370
Xebio Co Ltd	19,500		315		ARRIS Group Inc (b)	12,664		377
			$68,261		AT&T Inc (a)	58,818		2,081
Savings & Loans - 0.24%					CalAmp Corp (b)	25,110		469
B of I Holding Inc (a),(b)	6,750		533		CenturyLink Inc (a)	57,860		2,359
Hudson City Bancorp Inc (a)	279,303		2,734		China Mobile Ltd ADR(a)	9,300		574
New York Community Bancorp Inc	72,440		1,151		China Telecom Corp Ltd	128,000		78
People's United Financial Inc	33,670		498		Cisco Systems Inc (a)	286,676		7,924
			$4,916		Deutsche Telekom AG (a)	11,351		193
					DiGi.Com Bhd	39,700		74
Semiconductors - 1.87%					DigitalGlobe Inc (b)	47,655		1,287
Analog Devices Inc	9,918		542		Far EasTone Telecommunications Co Ltd	10,000		22
Applied Materials Inc (a)	37,525		902
Broadcom Corp (a)	7,000		302		GN Store Nord A/S	8,156		175
					Gogo Inc (b)	66,890		1,058
Cirrus Logic Inc (b)	43,380		793
First Solar Inc (b)	7,980		389		Harris Corp	10,910		782
					Jazztel PLC (b)	55,833		888
Infineon Technologies AG	17,226		168		Juniper Networks Inc (a)	65,578		1,453
Inotera Memories Inc (b)	237,000		357
					KDDI Corp	11,302		724
Intel Corp	63,193		2,354		Koninklijke KPN NV	134,115		446
International Rectifier Corp (a),(b)	43,385		1,730
Lam Research Corp (a)	18,096		1,495		Leap Wireless International Inc - Rights	6		—
					(b),(d),(f)
Maxim Integrated Products Inc	18,327		542		Loral Space & Communications Inc (b)	4,105		322
MediaTek Inc	13,000		195		Mobile Telesystems OJSC ADR	6,400		78
Microchip Technology Inc	8,010		362		Motorola Solutions Inc	16,796		1,104
Micron Technology Inc (b)	115,176		4,141
					MTN Group Ltd	7,352		145
Mimasu Semiconductor Industry Co Ltd	22,200		190		Nippon Telegraph & Telephone Corp	13,299		711
Miraial Co Ltd	11,700		171		Nokia OYJ	9,541		79
NXP Semiconductor NV (b)	152,418		11,860
					Orange Polska SA (a)	10,429		29
Rohm Co Ltd	12,904		836		ParkerVision Inc (b)	333,753		344
Rovi Corp (b)	15,902		354
					RF Micro Devices Inc (b)	25,110		367
Samsung Electronics Co Ltd	1,049		603		Sistema JSFC	7,495		43
Sanken Electric Co Ltd	24,060		204		SK Telecom Co Ltd ADR	4,800		136
Shinkawa Ltd	26,900		140		SoftBank Corp	16,750		1,116
Shinko Electric Industries Co Ltd	71,500		468		Swisscom AG	458		278
SK Hynix Inc (b)	7,972		346
					TDC A/S (a)	66,886		541
STMicroelectronics NV	32,197		242		Tele2 AB	2,394		31
Sumco Corp	145,280		1,860		Telefonaktiebolaget LM Ericsson	63,269		795
SunEdison Inc (b)	139,846		3,028
					Telefonica Deutschland Holding AG	1,104		6
Taiwan Semiconductor Manufacturing Co Ltd	5,800		136		Telekomunikasi Indonesia Persero Tbk PT	2,100		97
ADR(a)					ADR(a)
Texas Instruments Inc	4,237		231		Telenor ASA (a)	12,078		255
Tokyo Electron Ltd	26,491		1,846		TeliaSonera AB	21,614		154
TriQuint Semiconductor Inc (a),(b)	62,767		1,530
					Tim Participacoes SA ADR(a)	115,347		2,808
Xilinx Inc (a)	12,170		553
					Verizon Communications Inc (a)	41,004		2,074
			$38,870		Vodafone Group PLC ADR	5,488		201
Software - 1.25%					Zayo Group Holdings Inc (b)	2,800		77
Activision Blizzard Inc (c)	14,055		304					$33,312
Adobe Systems Inc (b)	6,435		474
Akamai Technologies Inc (b)	45,145		2,917		Toys, Games & Hobbies - 0.12%
					Hasbro Inc (a)	12,529		742
Alpha Systems Inc	3,500		46		Mattel Inc	40,906		1,290
CA Inc (a)	83,800		2,610
CareView Communications Inc (b)	506,913		243		Nintendo Co Ltd	4,650		540
Citrix Systems Inc (a),(b)	12,330		818					$2,572
Compuware Corp	96,779		999		Transportation - 0.82%
Concur Technologies Inc (a),(b)	16,577		2,135		AP Moeller - Maersk A/S - B shares (a)	182		380
Constant Contact Inc (b)	781		26		bpost SA	21,305		552
Cresco Ltd	14,056		175		Canadian National Railway Co	9,648		685
Dena Co Ltd	29,600		365		Central Japan Railway Co	609		88
Digital River Inc (b)	25,247		641		CH Robinson Worldwide Inc (a)	5,265		388
Fidelity National Information Services Inc (a)	49,849		3,050		CSX Corp (a)	9,184		335
Fiserv Inc (a),(b)	12,762		912		Deutsche Post AG (a)	23,093		766
Gree Inc	36,000		241		DSV A/S	4,848		152

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	PREFERRED STOCKS (continued)				Shares Held	Value (000	's)

Transportation (continued)				Computers - 0.01%
Expeditors International of Washington Inc (a)	5,875	$275		Pure Storage Inc (b),(d),(f),(i)				8,348	$131
FedEx Corp (a)	11,011	1,962
Kansas City Southern	2,015	240
MISC Bhd	12,200	26		Consumer Products - 0.00%
Mitsui OSK Lines Ltd	138,880	440		Henkel AG & Co KGaA				250	28
Norfolk Southern Corp (a)	11,781	1,315
Swift Transportation Co (b)	28,989	843		Diversified Financial Services - 0.08%
Tsakos Energy Navigation Ltd	128,082	916		Ally Financial Inc (e)				1,522	1,528
Union Pacific Corp (a)	17,790	2,077		LendingClub Corp (b),(d),(f),(j)				4,760	48
United Parcel Service Inc (a),(c)	46,806	5,145							$1,576
UTI Worldwide Inc (b)	27,351	323
West Japan Railway Co	3,219	154		Electric - 0.00%
		$17,062		Cia Energetica de Sao Paulo				10,600	107

Trucking & Leasing - 0.03%				Electronics - 0.01%
AMERCO	1,960	545		Veracode Inc (b),(d),(f),(k)				6,031	111

TOTAL COMMON STOCKS		$992,703
INVESTMENT COMPANIES - 20.17%	Shares Held	Value (000	's)	Internet - 0.02%
				Uber Technologies Inc (b),(d),(f),(l)				3,799	514
Publicly Traded Investment Fund - 20.17%
BlackRock Liquidity Funds FedFund Portfolio	23,820,501	23,821
JP Morgan Prime Money Market Fund	395,182,468	395,182		Private Equity - 0.01%
		$419,003		Forward Venture Services LLC (b),(d),(f),(m)				5,465	155
TOTAL INVESTMENT COMPANIES		$419,003
CONVERTIBLE PREFERRED STOCKS -				Software - 0.00%
0.52%	Shares Held	Value (000	's)	New Relic Inc (b),(d),(f),(n)				1,079	46
				Nutanix Inc (b),(d),(f),(o)				3,575	48
Electric - 0.22%
Dominion Resources Inc/VA	4,900	253							$94
Dominion Resources Inc/VA - Series A	4,239	247		TOTAL PREFERRED STOCKS					$3,072
Dominion Resources Inc/VA - Series B	2,368	139						Principal
NextEra Energy Inc - 5.59% (a)	1,525	104		BONDS - 20.65%				Amount (000's)	Value (000 's)
NextEra Energy Inc - 5.79%	4,875	274		Aerospace & Defense - 0.07%
NextEra Energy Inc - 5.89%	53,250	3,505		KLX Inc
		$4,522		5.88	%,	12/01/2022(e)	,(p)	$530	$539
Food - 0.07%				Meccanica Holdings USA Inc
Post Holdings Inc (e)	725	59		6.25	%,	01/15/2040	(e)	905	870
Tyson Foods Inc	26,839	1,409		Rockwell Collins Inc
				0.58	%,	12/15/2016	(q)	115	115
		$1,468
									$1,524
Internet - 0.00%
Dropbox Inc (b),(d),(f),(g)	2,671	51		Automobile Asset Backed Securities - 0.25%
				AmeriCredit Automobile Receivables Trust
				2013-4
Iron & Steel - 0.02%				3.31	%,	10/08/2019	(q)	294	301
ArcelorMittal	18,050	352		BMW Vehicle Owner Trust 2014-A
				0.97	%,	11/26/2018		470	471
Mining - 0.02%				Ford Credit Auto Owner Trust
Alcoa Inc	8,068	430		1.06	%,	05/15/2019		515	516
				Ford Credit Auto Owner Trust 2013-C
				0.55	%,	04/15/2016	(q)	91	91
Oil & Gas - 0.02%				Honda Auto Receivables 2013-4 Owner
Chesapeake Energy Corp (e)	300	319		Trust
				0.69	%,	09/18/2017	(q)	740	741
Pharmaceuticals - 0.00%				Honda Auto Receivables Owner Trust
Omnicare Capital Trust II	650	56		0.99	%,	09/17/2018		560	560
				Honda Auto Receivables Owner Trust 2014-
				3
REITS - 0.17%				0.88	%,	06/15/2018	(q)	400	400
Crown Castle International Corp	7,400	785		1.31	%,	10/15/2020	(q)	260	260
Health Care REIT Inc (a)	7,825	511		Hyundai Auto Receivables Trust 2014-A
iStar Financial Inc	9,001	552		1.07	%,	07/16/2018		130	130
Weyerhaeuser Co	28,482	1,672		Nissan Auto Lease Trust 2014-B
		$3,520		1.12	%,	09/15/2017		400	401
Software - 0.00%				Nissan Auto Receivables 2013-B Owner
Cloudera Inc (b),(d),(f),(h)	3,756	89		Trust
				0.52	%,	04/15/2016	(q)	156	156
TOTAL CONVERTIBLE PREFERRED STOCKS		$10,807		Nissan Auto Receivables 2013-C Owner
				Trust
PREFERRED STOCKS - 0.15%	Shares Held	Value (000	's)	0.67	%,	08/15/2018	(q)	645	645
Automobile Manufacturers - 0.02%				Toyota Auto Receivables 2014-C Owner
Porsche Automobil Holding SE (a)	4,091	356		Trust
				0.93	%,	07/16/2018		360	361

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2014 (unaudited)

				Principal							Principal
BONDS (continued)				Amount (000's) Value (000's)			BONDS (continued)				Amount (000's) Value (000's)

Automobile Asset Backed Securities (continued)							Building Materials (continued)
USAA Auto Owner Trust							Owens Corning
0.57	%,	08/15/2017	(q)		$215	$215	4.20	%,	12/01/2024		$405	$403
						$5,248						$1,019

Automobile Floor Plan Asset Backed Securities - 0.12%							Chemicals - 0.38%
Ally Master Owner Trust							Albemarle Corp
0.52	%,	01/16/2018	(q)		1,230	1,230	4.15	%,	12/01/2024		590	601
0.62	%,	01/15/2019	(q)		900	901	Hercules Inc
Ford Credit Auto Owner Trust 2014-REV2							6.50	%,	06/30/2029		330	297
2.31	%,	04/15/2026(e)	,(q)		445	448	Mexichem SAB de CV
						$2,579	5.88	%,	09/17/2044	(e)	555	544
							OCP SA
Automobile Manufacturers - 0.21%							5.63	%,	04/25/2024	(e)	6,000	6,354
Daimler Finance North America LLC												$7,796
0.91	%,	08/01/2016(e)	,(q)		855	861
General Motors Co							Commercial Services - 0.05%
5.20	%,	04/01/2045			1,280	1,316	ServiceMaster Co LLC/The
Nissan Motor Acceptance Corp							7.00	%,	08/15/2020		1,045	1,100
0.78	%,	03/03/2017(e)	,(q)		925	927
0.94	%,	09/26/2016(e)	,(q)		875	881
Volkswagen International Finance NV							Computers - 0.01%
0.67	%,	11/18/2016(e)	,(q)		450	451	IHS Inc
							5.00	%,	11/01/2022	(e)	240	244
						$4,436

Automobile Parts & Equipment - 0.01%							Cosmetics & Personal Care - 0.02%
Nexteer Automotive Group Ltd							Procter & Gamble Co/The
5.88	%,	11/15/2021	(e)		230	234
							0.31	%,	11/04/2016	(q)	445	445

Banks - 2.41%							Credit Card Asset Backed Securities - 0.85%
ADCB Finance Cayman Ltd							American Express Credit Account Master
3.13	%,	05/28/2023	(q)		5,000	4,938
							Trust
Banco do Brasil SA/Cayman							0.42	%,	01/15/2020	(q)	1,065	1,064
9.00	%,	06/29/2049	(e)		3,000	2,940
							0.44	%,	05/15/2020	(q)	520	520
Bank of America Corp							0.98	%,	05/15/2019	(q)	265	266
1.27	%,	01/15/2019	(q)		435	440
							1.26	%,	01/15/2020	(q)	815	817
4.20	%,	08/26/2024			1,265	1,291	1.43	%,	06/15/2020		610	612
6.00	%,	09/01/2017			1,100	1,225	1.49	%,	04/15/2020	(q)	210	211
BBVA Bancomer SA/Texas							American Express Credit Account Master
6.50	%,	03/10/2021			6,600	7,293	Trust 2013-1
Chinatrust Commercial Bank Hong Kong							0.57	%,	02/16/2021	(q)	410	411
5.63	%,	03/29/2049	(q)		4,000	4,020
							American Express Credit Account Secured
CIT Group Inc							Note Trust 2012-4
4.75	%,	02/15/2015	(e)		600	603
							0.39	%,	05/15/2020	(q)	520	519
Intesa Sanpaolo SpA							BA Credit Card Trust
5.02	%,	06/26/2024	(e)		3,060	3,049
							0.53	%,	06/15/2021	(q)	315	315
JP Morgan Chase & Co							Barclays Dryrock Issuance Trust
4.25	%,	11/02/2018		NZD	1,365	1,055	2.41	%,	07/15/2022	(q)	455	462
Lloyds Banking Group PLC							Capital One Multi-Asset Execution Trust
0.00	%,	11/04/2024	(b)		$1,200	1,212
							0.20	%,	11/15/2019	(q)	530	527
Morgan Stanley							0.96	%,	09/16/2019	(q)	425	426
4.35	%,	09/08/2026			1,345	1,364	1.48	%,	07/15/2020		555	559
Novo Banco SA							Chase Issuance Trust
2.63	%,	05/08/2017		EUR	4,000	4,493	0.20	%,	04/15/2019	(q)	755	751
4.00	%,	01/21/2019			5,000	5,799	0.40	%,	11/15/2018	(q)	865	865
4.75	%,	01/15/2018			3,000	3,563	1.01	%,	10/15/2018	(q)	900	903
Royal Bank of Scotland Group PLC							1.26	%,	07/15/2019	(q)	600	601
6.13	%,	12/15/2022			$2,820	3,084	1.38	%,	11/15/2019	(f)	890	890
Russian Agricultural Bank OJSC Via RSHB							Citibank Credit Card Issuance Trust
Capital SA							0.27	%,	12/17/2018	(q)	470	468
5.10	%,	07/25/2018			3,000	2,810	0.35	%,	08/24/2018	(q)	595	595
Societe Generale SA							0.36	%,	05/09/2018	(q)	1,490	1,490
5.00	%,	01/17/2024	(e)		900	929
							0.59	%,	09/10/2020	(q)	915	917
						$50,108	0.73	%,	02/07/2018	(q)	900	901
Beverages - 0.19%							1.02	%,	02/22/2019	(q)	565	565
CEDC Finance Corp International Inc							1.32	%,	09/07/2018	(q)	440	444
9.00	%,	04/30/2018	(q)		3,140	2,920	1.73	%,	04/09/2020	(q)	600	604
Coca-Cola Co/The							Discover Card Execution Note Trust
0.33	%,	11/01/2016	(q)		985	986	1.39	%,	04/15/2020		615	615
						$3,906	World Financial Network Credit Card Master
							Trust
Building Materials - 0.05%							0.53	%,	12/15/2019	(q)	305	305
Atrium Windows & Doors Inc												$17,623
7.75	%,	05/01/2019	(e)		645	616

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2014 (unaudited)

				Principal							Principal
BONDS (continued)				Amount (000's) Value (000's)			BONDS (continued)				Amount (000's) Value (000's)

Diversified Financial Services - 1.21%							Food (continued)
Air Lease Corp							SUPERVALU Inc
4.25	%,	09/15/2024			$1,570	$1,572	7.75	%,	11/15/2022			$210	$208
Ally Financial Inc													$836
2.75	%,	01/30/2017			100	99
3.13	%,	01/15/2016			100	101	Gas - 0.69%
3.25	%,	09/29/2017			550	549	Fermaca Enterprises S de RL de CV
3.50	%,	07/18/2016			100	102	6.38	%,	03/30/2038			10,100	10,580
4.63	%,	06/26/2015			400	406	Intergas Finance BV
4.75	%,	09/10/2018			1,300	1,345	6.38	%,	05/14/2017			3,500	3,710
5.50	%,	02/15/2017			1,100	1,156							$14,290
8.30	%,	02/12/2015			1,100	1,114	Healthcare - Products - 0.07%
China Cinda Finance 2014 Ltd							Baxter International Inc
4.00	%,	05/14/2019			5,000	5,075	0.40	%,	12/11/2014	(q)		1,430	1,430
Corp Financiera de Desarrollo SA
3.25	%,	07/15/2019	(e)		200	201
5.25	%,	07/15/2029(e)	,(q)		265	274	Healthcare - Services - 0.10%
Financiera de Desarrollo Territorial SA							Fresenius Medical Care US Finance II Inc
							4.75	%,	10/15/2024	(e)		425	426
Findeter
7.88	%,	08/12/2024	(e)	COP	3,380,000	1,561	HCA Inc
Ford Motor Credit Co LLC							4.25	%,	10/15/2019			885	890
1.01	%,	01/17/2017	(q)		$625	628	Universal Health Services Inc
							3.75	%,	08/01/2019	(e)		725	723
General Electric Capital Corp
0.46	%,	01/14/2016	(q)		460	461							$2,039
7.13	%,	12/29/2049	(q)		1,000	1,167
							Holding Companies - Diversified - 0.68%
Hyundai Capital Services Inc							Alfa SAB de CV
1.03	%,	03/18/2017(e)	,(q)		950	951	6.88	%,	03/25/2044	(e)		400	445
Jefferies Finance LLC / JFIN Co-Issuer Corp							Dubai Holding Commercial Operations MTN
6.88	%,	04/15/2022	(e)		500	467
							Ltd
Ladder Capital Finance Holdings LLLP /							6.00	%,	02/01/2017		GBP	6,000	9,602
Ladder Capital Finance Corp							Hutchison Whampoa International 14 Ltd
5.88	%,	08/01/2021	(e)		2,075	2,044	3.63	%,	10/31/2024	(e)		$4,100	4,098
MAF Global Securities Ltd													$14,145
7.13	%,	10/29/2049	(q)		4,900	5,317
Textron Financial Corp							Insurance - 0.14%
6.00	%,	02/15/2067(e)	,(q)		700	639	Assicurazioni Generali SpA
						$25,229	7.75	%,	12/12/2042		EUR	1,200	1,889
							Old Republic International Corp
Electric - 0.83%							4.88	%,	10/01/2024			$1,020	1,064
Cia de Eletricidade do Estado da Bahia													$2,953
11.75%, 04/27/2016(e)				BRL	350	133
Duke Energy Progress Inc							Internet - 0.16%
0.43	%,	03/06/2017	(q)		$220	220	Alibaba Group Holding Ltd
EDP Finance BV							4.50	%,	11/28/2034	(e)		2,000	2,029
0.00	%,	01/15/2020(b)	,(e)		1,200	1,217	Equinix Inc
Enel SpA							5.38	%,	01/01/2022			1,315	1,321
8.75	%,	09/24/2073(e)	,(q)		2,615	3,048							$3,350
Saudi Electricity Global Sukuk Co 3
5.50	%,	04/08/2044(e)	,(r)		11,500	12,578	Investment Companies - 0.38%
							ICD Sukuk Co Ltd
						$17,196	3.51	%,	05/21/2020			8,000	7,950
Electronics - 0.16%
Jabil Circuit Inc							Iron & Steel - 0.16%
4.70	%,	09/15/2022			680	678	Essar Steel Algoma Inc
Keysight Technologies Inc							9.50	%,	11/15/2019	(e)		1,380	1,409
4.55	%,	10/30/2024	(e)		2,075	2,076
							Samarco Mineracao SA
Sanmina Corp							5.75	%,	10/24/2023			2,000	1,998
4.38	%,	06/01/2019	(e)		605	599
													$3,407
						$3,353
							Leisure Products & Services - 0.01%
Engineering & Construction - 0.53%							24 Hour Holdings III LLC
Odebrecht Finance Ltd							8.00	%,	06/01/2022	(e)		265	239
8.25	%,	04/25/2018	(e)	BRL	300	101
Odebrecht Offshore Drilling Finance Ltd
6.63	%,	10/01/2023			$41	40	Lodging - 0.12%
6.75	%,	10/01/2022	(r)		10,968	10,803	Choice Hotels International Inc
						$10,944	5.75	%,	07/01/2022			800	856
							MGM Resorts International
Food - 0.04%							6.00	%,	03/15/2023			1,540	1,563
BRF SA													$2,419
7.75	%,	05/22/2018	(e)	BRL	1,500	506
Cosan Luxembourg SA							Machinery - Construction & Mining - 0.03%
9.50	%,	03/14/2018	(e)		350	122	Caterpillar Financial Services Corp
							0.46	%,	03/03/2017	(q)		530	531

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2014 (unaudited)

				Principal							Principal
BONDS (continued)				Amount (000's) Value (000's)			BONDS (continued)				Amount (000's) Value (000's)

Media - 0.30%							Mortgage Backed Securities (continued)
CCOH Safari LLC							Bear Stearns ARM Trust 2005-12
5.50	%,	12/01/2022			$735	$743	2.59	%,	02/25/2036	(q)	$514	$401
5.75	%,	12/01/2024			715	719	Bear Stearns Commercial Mortgage Securities
DISH DBS Corp							Trust 2004-PWR2
5.88	%,	11/15/2024	(e)		1,275	1,285	6.65	%,	05/11/2039(e)	,(q)	105	106
Grupo Televisa SAB							BLCP Hotel Trust 2014-CLRN
7.25	%,	05/14/2043		MXN	4,370	270	2.66	%,	08/15/2029(e)	,(q)	300	300
NBCUniversal Enterprise Inc							3.83	%,	08/15/2029(e)	,(q)	300	299
5.25	%,	12/19/2049	(e)		$635	661	Chase Mortgage Finance Trust Series 2007-
Time Warner Cable Inc							A1
4.50	%,	09/15/2042			1,375	1,381	2.55	%,	02/25/2037	(q)	292	287
Unitymedia KabelBW GmbH							CHL Mortgage Pass-Through Trust 2003-57
6.13	%,	01/15/2025	(e)		1,200	1,256	5.50	%,	01/25/2034		196	205
						$6,315	CHL Mortgage Pass-Through Trust 2004-12
							2.58	%,	08/25/2034	(q)	231	216
Miscellaneous Manufacturing - 0.01%							CHL Mortgage Pass-Through Trust 2004-
Textron Inc							HYB4
3.88	%,	03/01/2025			210	212	2.40	%,	09/20/2034	(q)	116	114
							CHL Mortgage Pass-Through Trust 2004-
Mortgage Backed Securities - 1.56%							HYB8
Adjustable Rate Mortgage Trust 2004-4							3.25	%,	01/20/2035	(q)	150	146
2.69	%,	03/25/2035	(q)		147	143	CHL Mortgage Pass-Through Trust 2005-11
Adjustable Rate Mortgage Trust 2004-5							0.43	%,	04/25/2035	(q)	177	152
2.59	%,	04/25/2035	(q)		172	168	CHL Mortgage Pass-Through Trust 2005-21
2.79	%,	04/25/2035	(q)		301	299	5.50	%,	10/25/2035	(q)	253	237
Alternative Loan Trust 2003-20CB							CHL Mortgage Pass-Through Trust 2006-20
5.75	%,	10/25/2033			152	156	6.00	%,	02/25/2037	(q)	351	327
Alternative Loan Trust 2003-4CB							Citicorp Mortgage Securities Trust Series
5.75	%,	04/25/2033	(q)		315	321	2006-4
Alternative Loan Trust 2003-9T1							6.00	%,	08/25/2036	(q)	109	112
5.50	%,	07/25/2033	(q)		125	127	Citigroup Commercial Mortgage Trust 2013-
Alternative Loan Trust 2004-14T2							375	P
5.50	%,	08/25/2034			149	157	3.63	%,	05/10/2035(e)	,(q)	370	351
Alternative Loan Trust 2004-27CB							Citigroup Mortgage Loan Trust 2005-11
6.00	%,	12/25/2034	(q)		543	544	2.51	%,	10/25/2035	(q)	353	349
Alternative Loan Trust 2004-28CB							Citigroup Mortgage Loan Trust Inc
5.75	%,	01/25/2035			108	111	2.56	%,	05/25/2035	(q)	162	160
Alternative Loan Trust 2004-J3							CitiMortgage Alternative Loan Trust Series
5.50	%,	04/25/2034			141	149	2006	-A3
Alternative Loan Trust 2005-J1							6.00	%,	07/25/2036		65	59
5.50	%,	02/25/2025			336	342	CitiMortgage Alternative Loan Trust Series
Alternative Loan Trust 2006-4CB							2006	-A4
5.50	%,	04/25/2036			141	134	6.00	%,	09/25/2036		377	331
Alternative Loan Trust 2006-J4							CitiMortgage Alternative Loan Trust Series
6.25	%,	07/25/2036	(q)		158	107	2007	-A6
Alternative Loan Trust 2007-4CB							6.00	%,	06/25/2037	(q)	184	152
5.75	%,	04/25/2037			171	154	6.00	%,	06/25/2037	(q)	287	237
Banc of America Alternative Loan Trust 2003-							COMM 2014-SAVA Mortgage Trust
10							1.30	%,	06/15/2034	(e)	145	145
5.50	%,	12/25/2033			195	201	1.91	%,	06/15/2034(e)	,(q)	145	144
5.50	%,	12/25/2033	(q)		293	300	2.55	%,	06/15/2034(e)	,(q)	290	290
Banc of America Alternative Loan Trust 2003-							Credit Suisse First Boston Mortgage Securities
8							Corp
5.50	%,	10/25/2033			198	204	2.51	%,	11/25/2033	(q)	121	117
Banc of America Alternative Loan Trust 2005-							2.54	%,	12/25/2033	(q)	96	93
6							2.58	%,	05/25/2034	(q)	342	336
5.25	%,	07/25/2035	(q)		295	266	5.25	%,	05/25/2028		54	55
Banc of America Funding 2004-B Trust							5.50	%,	11/25/2035		247	220
2.47	%,	11/20/2034	(q)		281	266	CSMC Mortgage-Backed Trust 2006-8
Banc of America Funding 2005-5 Trust							6.50	%,	10/25/2021	(q)	126	110
5.50	%,	09/25/2035			117	122	Del Coronado Trust 2013-DEL MZ
Banc of America Funding 2005-7 Trust							5.15	%,	03/15/2018(e)	,(f),(q)	200	200
5.75	%,	11/25/2035	(q)		219	225	Deutsche Alt-A Securities Inc Mortgage Loan
Banc of America Funding Corp							Trust Series 2005-3
0.60	%,	07/25/2037(e)	,(q)		161	121	5.25	%,	06/25/2035		161	163
Banc of America Mortgage 2005-A Trust							Deutsche Alt-A Securities Inc Mortgage Loan
2.71	%,	02/25/2035	(q)		94	92	Trust Series 2005-5
Bear Stearns ARM Trust 2004-10							5.50	%,	11/25/2035		165	156
2.64	%,	01/25/2035	(q)		7	7	Deutsche Alt-A Securities Inc Mortgage Loan
Bear Stearns ARM Trust 2004-6							Trust Series 2005-6
2.66	%,	09/25/2034	(q)		481	457	5.50	%,	12/25/2035	(q)	165	141

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2014 (unaudited)

				Principal								Principal
BONDS (continued)				Amount (000's)	Value (000	's)		BONDS (continued)				Amount (000's) Value (000's)

Mortgage Backed Securities (continued)								Mortgage Backed Securities (continued)
Extended Stay America Trust 2013-ESH								MASTR Alternative Loan Trust 2004-5
5.52	%,	12/05/2031(e)	,(q)	$857	$897			5.50	%,	06/25/2034		$137	$143
FDIC 2013-N1 Trust								6.00	%,	06/25/2034		148	156
4.50	%,	10/25/2018	(e)	185	187			MASTR Alternative Loan Trust 2004-8
Freddie Mac Structured Agency Credit Risk								6.00	%,	09/25/2034		338	346
Debt Notes								Merrill Lynch Alternative Note Asset Trust
1.81	%,	04/25/2024	(q)	500	479			Series 2007-F1
2.36	%,	02/25/2024	(q)	500	492			6.00	%,	03/25/2037		330	266
Ginnie Mae								6.00	%,	03/25/2037		179	145
1.05	%,	06/16/2052	(q)	1,706	115			Merrill Lynch Mortgage Investors Trust Series
1.05	%,	01/16/2053	(q)	9,508	714			MLCC 2006-2
GMACM Mortgage Loan Trust 2003-J7								2.12	%,	05/25/2036	(q)	83	83
5.00	%,	11/25/2033		31	31			Merrill Lynch Mortgage Investors Trust Series
GMACM Mortgage Loan Trust 2005-AR4								MLCC 2007-1
2.96	%,	07/19/2035	(q)	188	176			2.44	%,	01/25/2037	(q)	150	144
GP Portfolio Trust 2014-GGP								Morgan Stanley Capital I Trust 2007-HQ12
1.10	%,	02/15/2027(e)	,(q)	500	500			5.77	%,	04/12/2049	(q)	279	299
GS Mortgage Securities Trust 2007-GG10								Morgan Stanley Mortgage Loan Trust 2006-
5.99	%,	08/10/2045	(q)	1,275	1,307			11
GSR Mortgage Loan Trust 2004-14								6.00	%,	08/25/2036	(q)	238	207
2.73	%,	12/25/2034	(q)	231	229			Motel 6 Trust
GSR Mortgage Loan Trust 2005-4F								3.78	%,	10/05/2025	(e)	200	199
6.50	%,	02/25/2035		288	292			Provident Funding Mortgage Loan Trust 2005-
GSR Mortgage Loan Trust 2005-AR6								2
2.69	%,	09/25/2035	(q)	545	547			2.46	%,	10/25/2035	(q)	145	144
GSR Mortgage Loan Trust 2006-8F								RALI Series 2004-QS2 Trust
6.00	%,	09/25/2036		325	265			5.50	%,	02/25/2034		200	202
Hilton USA Trust 2013-HLT								Residential Asset Securitization Trust 2005-
3.71	%,	11/05/2030(e)	,(q)	275	279			A8	CB
4.41	%,	11/05/2030(e)	,(q)	190	195			5.38	%,	07/25/2035		502	407
5.61	%,	11/05/2030(e)	,(q)	215	221			Residential Asset Securitization Trust 2007-
IndyMac INDX Mortgage Loan Trust 2005-								A6
AR16	IP							6.00	%,	06/25/2037	(q)	229	208
0.80	%,	07/25/2045	(q)	347	324			RFMSI Series 2006-S1 Trust
JP Morgan Alternative Loan Trust								5.75	%,	01/25/2036		199	203
2.85	%,	03/25/2036	(q)	470	409			SCG Trust 2013-SRP1
5.54	%,	03/25/2036	(q)	32	26			2.65	%,	11/15/2026(e)	,(q)	365	366
JP Morgan Chase Commercial Mortgage								3.40	%,	11/15/2026(e)	,(q)	400	401
Securities Trust 2007-LDP10								Structured Adjustable Rate Mortgage Loan
5.46	%,	01/15/2049		250	262			Trust
JP Morgan Chase Commercial Mortgage								0.47	%,	07/25/2035	(q)	131	97
Securities Trust 2013-JWRZ MZ								2.36	%,	06/25/2034	(q)	348	344
6.15	%,	04/15/2018(e) ,(f),(q)		128	128			2.43	%,	11/25/2034	(q)	475	471
JP Morgan Mortgage Trust 2003-A2								Structured Asset Securities Corp Mortgage
1.99	%,	11/25/2033	(q)	231	230		Pass	-Through Certificates Series 2004-20
JP Morgan Mortgage Trust 2005-A2								5.75	%,	11/25/2034		196	206
2.37	%,	04/25/2035	(q)	356	346			Structured Asset Securities Corp Trust 2005-
JP Morgan Mortgage Trust 2005-A3								1
2.63	%,	06/25/2035	(q)	196	198			5.50	%,	02/25/2035		291	298
JP Morgan Mortgage Trust 2005-A5								WaMu Mortgage Pass-Through Certificates
2.66	%,	08/25/2035	(q)	149	149			Series 2004-AR14 Trust
JP Morgan Mortgage Trust 2005-S3								2.40	%,	01/25/2035	(q)	267	268
6.00	%,	01/25/2036	(q)	359	324			WaMu Mortgage Pass-Through Certificates
JP Morgan Mortgage Trust 2006-A1								Series 2004-CB2 Trust
2.42	%,	02/25/2036	(q)	276	246			5.50	%,	07/25/2034		95	100
JP Morgan Mortgage Trust 2006-A7								WaMu Mortgage Pass-Through Certificates
2.61	%,	01/25/2037	(q)	442	392			Series 2005-AR7 Trust
JP Morgan Mortgage Trust 2007-S1								2.36	%,	08/25/2035	(q)	1,200	1,177
5.75	%,	03/25/2037		371	317			WaMu Mortgage Pass-Through Certificates
Lehman Mortgage Trust 2006-1								Series 2006-AR19 Trust
5.50	%,	02/25/2036		49	49			1.92	%,	01/25/2047	(q)	401	383
MASTR Adjustable Rate Mortgages Trust								Washington Mutual Mortgage Pass-Through
2004-7								Certificates WMALT Series 2006-2 Trust
2.49	%,	07/25/2034	(q)	463	464			6.00	%,	03/25/2036	(q)	183	170
MASTR Adjustable Rate Mortgages Trust								Wells Fargo Mortgage Backed Securities
2006-2								2003-J Trust
2.59	%,	04/25/2036	(q)	265	254			2.61	%,	10/25/2033	(q)	64	65
MASTR Alternative Loan Trust 2003-9								Wells Fargo Mortgage Backed Securities
5.25	%,	11/25/2033		121	126			2004-A Trust
MASTR Alternative Loan Trust 2004-12								2.64	%,	02/25/2034	(q)	189	191
5.25	%,	12/25/2034		42	43

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2014 (unaudited)

				Principal							Principal
BONDS (continued)				Amount (000's) Value (000's)			BONDS (continued)				Amount (000's) Value (000's)

Mortgage Backed Securities (continued)							Oil & Gas (continued)
Wells Fargo Mortgage Backed Securities							Rosetta Resources Inc
2005-11 Trust							5.88	%,	06/01/2022		$20	$19
5.50	%,	11/25/2035			$70	$73	5.88	%,	06/01/2024		70	66
Wells Fargo Mortgage Backed Securities							RSP Permian Inc
2005-12 Trust							6.63	%,	10/01/2022	(e)	305	297
5.50	%,	11/25/2035			120	123	Shell International Finance BV
Wells Fargo Mortgage Backed Securities							0.44	%,	11/15/2016	(q)	455	456
2005-16 Trust							SM Energy Co
6.00	%,	01/25/2036	(q)		337	334	5.00	%,	01/15/2024		145	133
Wells Fargo Mortgage Backed Securities							6.13	%,	11/15/2022	(e)	326	328
2005-17 Trust							Ultra Petroleum Corp
5.50	%,	01/25/2036	(q)		145	147	6.13	%,	10/01/2024	(e)	130	118
Wells Fargo Mortgage Backed Securities							Whiting Petroleum Corp
2005-AR10 Trust							5.00	%,	03/15/2019		50	49
2.61	%,	06/25/2035	(q)		750	762	5.75	%,	03/15/2021		545	550
2.61	%,	06/25/2035	(q)		144	144						$61,436
						$32,369
							Oil & Gas Services - 0.11%
Oil & Gas - 2.96%							Oceaneering International Inc
Antero Resources Corp							4.65	%,	11/15/2024		2,205	2,242
5.13	%,	12/01/2022	(e)		55	53
Baytex Energy Corp
5.13	%,	06/01/2021	(e)		25	23	Other Asset Backed Securities - 0.34%
5.63	%,	06/01/2024	(e)		20	18	American Homes 4 Rent 2014-SFR2 Trust
							5.15	%,	10/17/2036(e)	,(q)	100	101
Bonanza Creek Energy Inc							6.23	%,	10/17/2036(e)	,(q)	345	347
5.75	%,	02/01/2023			45	40	Bayview Opportunity Master Fund IIIa Trust
BP Capital Markets PLC							2014-18NPL
0.65	%,	11/07/2016	(q)		385	386
							3.23	%,	07/28/2034(e)	,(q)	505	507
California Resources Corp
6.00	%,	11/15/2024	(e)		585	522	CLI Funding LLC 2014-2
							3.38	%,	10/18/2029	(e)	694	699
Chesapeake Energy Corp
3.48	%,	04/15/2019	(q)		1,000	992	Colony American Homes 2014-1
							2.10	%,	05/17/2031(e)	,(q)	290	279
4.88	%,	04/15/2022			440	436

6.63	%,	08/15/2020			25	27	Cronos Containers Program I Ltd
Chevron Corp							3.27%,		11/18/2029 (e)		785	785
0.40	%,	11/15/2017	(q)		1,480	1,481	Invitation Homes 2014-SFR1 Trust
							1.65	%,	06/17/2031(e)	,(q)	505	497
Cimarex Energy Co							OneMain Financial Issuance Trust 2014-1
4.38	%,	06/01/2024			110	109	2.43	%,	06/18/2024(e)	,(f),(q)	240	240
Delek & Avner Tamar Bond Ltd
4.44	%,	12/30/2020	(e)		10,350	10,556	OneMain Financial Issuance Trust 2014-2
							2.47	%,	09/18/2024(e)	,(f)	350	350
5.08	%,	12/30/2023	(e)		8,000	8,245
							3.02	%,	09/18/2024(e)	,(f),(q)	130	130
5.41	%,	12/30/2025	(e)		3,000	3,122
							5.31	%,	09/18/2024(e)	,(f),(q)	1,210	1,228
Forest Oil Corp							Rise Ltd
7.25	%,	06/15/2019			300	296	4.75	%,	02/15/2039(d)	,(f),(q)	477	479
Gazprom OAO Via Gaz Capital SA
4.30	%,	11/12/2015	(e)		5,600	5,614	Sierra Timeshare 2012-1 Receivables Funding
							LLC
Genel Energy Finance PLC							2.84	%,	11/20/2028	(e)	43	44
7.50	%,	05/14/2019			2,800	2,688
Gulf Keystone Petroleum Ltd							Sierra Timeshare 2013-1 Receivables Funding
							LLC
13.00%, 04/18/2017					600	492	1.59	%,	11/20/2029(e)	,(q)	202	202
MEG Energy Corp
6.38	%,	01/30/2023	(e)		180	159	Sierra Timeshare 2013-3 Receivables Funding
7.00	%,	03/31/2024	(e)		70	63	LLC
							2.20	%,	10/20/2030(e)	,(q)	483	482
Oasis Petroleum Inc

6.88	%,	03/15/2022			255	240	Springleaf Funding Trust 2014-A
OGX Austria GmbH							2.41%,		12/15/2022 (e),(f),(q)		290	290
0.00	%,	06/01/2018(b)	,(e)		600	4	TAL Advantage V LLC
							3.55	%,	11/20/2038(e)	,(q)	473	480
0.00	%,	04/01/2022(b)	,(e)		1,100	8
Pacific Rubiales Energy Corp												$7,140
5.38	%,	01/26/2019	(e)		6,000	5,955	Pharmaceuticals - 0.07%
5.63	%,	01/19/2025	(e)		6,000	5,535	BioScrip Inc
Petrobras Global Finance BV							8.88	%,	02/15/2021	(e)	250	232
5.63	%,	05/20/2043			2,900	2,512	Johnson & Johnson
Petroleos de Venezuela SA							0.31	%,	11/28/2016	(q)	430	430
5.50	%,	04/12/2037			1,100	472	Omnicare Inc
6.00	%,	05/16/2024			5,000	2,230	4.75	%,	12/01/2022		115	117
6.00	%,	11/15/2026			4,500	1,890	5.00	%,	12/01/2024		95	97
Petroleos Mexicanos							Valeant Pharmaceuticals International
4.25	%,	01/15/2025	(e)		4,000	4,046	6.38	%,	10/15/2020	(e)	645	669
7.65	%,	11/24/2021(e)	,(q)	MXN	6,500	501						$1,545
QEP Resources Inc
5.25	%,	05/01/2023			$750	705

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2014 (unaudited)

				Principal							Principal
BONDS (continued)				Amount (000's) Value (000's)			BONDS (continued)				Amount (000's) Value (000's)

Pipelines - 0.05%							Sovereign (continued)
Targa Resources Partners LP / Targa							Morocco Government International Bond
Resources Partners Finance Corp							3.50	%,	06/19/2024		EUR	8,000	$10,296
4.13	%,	11/15/2019	(e)		$595	$595							$67,233
4.25	%,	11/15/2023			35	33
5.25	%,	05/01/2023			135	138	Student Loan Asset Backed Securities - 0.01%
6.38	%,	08/01/2022			210	223	SoFi Professional Loan Program 2014-B
						$989	LLC
							1.41	%,	08/25/2032(e)	,(q)		$135	135
Real Estate - 0.54%
China Overseas Finance Cayman III Ltd
6.38	%,	10/29/2043			7,000	7,240	Telecommunications - 0.94%
							Altice SA
Lai Sun International Finance 2012 Ltd							7.25	%,	05/15/2022	(e)	EUR	540	698
5.70	%,	01/18/2018			1,780	1,792	7.75	%,	05/15/2022	(e)		$600	620
Realogy Group LLC / Realogy Co-Issuer							AT&T Inc
Corp							0.65	%,	03/30/2017	(q)		1,525	1,528
5.25	%,	12/01/2021	(e)		675	672
							Axtel SAB de CV
Rialto Holdings LLC / Rialto Corp							8.00	%,	01/31/2020	(q)		5,000	4,969
7.00	%,	12/01/2018	(e)		1,418	1,450
							Brasil Telecom SA
						$11,154	9.75	%,	09/15/2016	(e)	BRL	1,475	529
REITS - 0.33%							Level 3 Communications Inc
Host Hotels & Resorts LP							5.75	%,	12/01/2022(e)	,(p)		$655	658
5.25	%,	03/15/2022			265	291	Turk Telekomunikasyon AS
iStar Financial Inc							3.75	%,	06/19/2019			5,000	5,069
4.00	%,	11/01/2017			2,045	2,014	4.88	%,	06/19/2024			5,350	5,438
Trust F/1401													$19,509
6.95	%,	01/30/2044	(e)		4,000	4,495
							Transportation - 0.03%
						$6,800	Canadian National Railway Co
Retail - 0.02%							0.43	%,	11/06/2015	(q)		610	610
Foot Locker Inc
8.50	%,	01/15/2022			410	498	TOTAL BONDS						$429,041
											Principal
Semiconductors - 0.09%							CONVERTIBLE BONDS - 2.91%				Amount (000's) Value (000's)
KLA-Tencor Corp							Airlines - 0.03%
4.65	%,	11/01/2024			1,757	1,789	Lufthansa Malta Blues LP
							0.75	%,	04/05/2017		EUR	200	594
Shipbuilding - 0.01%
Huntington Ingalls Industries Inc							Automobile Manufacturers - 0.08%
5.00	%,	12/15/2021(e)	,(p)		185	188	Tesla Motors Inc
							1.50	%,	06/01/2018			$775	1,573
Software - 0.11%
MSCI Inc							Banks - 0.38%
5.25	%,	11/15/2024	(e)		650	674	Bank of New York Mellon Luxembourg
Oracle Corp							SA/The
0.43	%,	07/07/2017	(q)		1,075	1,076	0.00	%,	12/15/2050(b)	,(q)	EUR	10,000	7,819
Rolta Americas LLC
8.88	%,	07/24/2019	(e)		565	554
						$2,304	Biotechnology - 0.17%
							Acorda Therapeutics Inc
Sovereign - 3.24%							1.75	%,	06/15/2021	(a)		$100	108
1MDB Global Investments Ltd							BioMarin Pharmaceutical Inc
4.40	%,	03/09/2023			16,000	16,021	0.75	%,	10/15/2018			83	98
Bahrain Government International Bond							1.50	%,	10/15/2020			171	210
6.00	%,	09/19/2044	(e)		3,200	3,272	Emergent Biosolutions Inc
Brazilian Government International Bond							2.88	%,	01/15/2021	(e)		255	273
8.50	%,	01/05/2024		BRL	1,945	725	Gilead Sciences Inc
12.50%, 01/05/2016					250	100	1.63	%,	05/01/2016			160	705
Cyprus Government International Bond							Regeneron Pharmaceuticals Inc
4.63	%,	02/03/2020	(e)	EUR	3,000	3,622	1.88	%,	10/01/2016			450	2,220
4.75	%,	06/25/2019			8,000	9,749							$3,614
Hellenic Republic Government International
Bond							Coal - 0.01%
5.00	%,	08/22/2016		JPY	225,000	1,842	Alpha Natural Resources Inc
KazAgro National Management Holding JSC							4.88	%,	12/15/2020			100	48
3.26	%,	05/22/2019		EUR	10,700	13,120	Peabody Energy Corp
Mexican Bonos							4.75	%,	12/15/2041			125	76
6.50	%,	06/10/2021	(q)	MXN	45,750	3,485							$124
7.75	%,	12/14/2017	(q)		26,000	2,055	Diversified Financial Services - 0.01%
7.75	%,	11/13/2042	(q)		12,000	974	Element Financial Corp
8.50	%,	12/13/2018	(q)		24,000	1,972	5.13	%,	06/30/2019	(e)	CAD	325	320

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2014 (unaudited)

				Principal						Principal
CONVERTIBLE BONDS (continued)				Amount (000's) Value (000's)		CONVERTIBLE BONDS (continued)				Amount (000's) Value (000's)

Electric - 0.03%						Pharmaceuticals - 0.09%
NRG Yield Inc						Herbalife Ltd
3.50	%,	02/01/2019	(e)	$550	$615	2.00	%,	08/15/2019	(e)	$900	$704
						Mylan Inc/PA

Electrical Components & Equipment - 0.03%						3.75	%,	09/15/2015		275	1,210
General Cable Corp											$1,914
4.50	%,	11/15/2029(a)	,(q)	175	118	REITS - 0.16%
SunPower Corp						American Realty Capital Properties Inc
4.50	%,	03/15/2015		400	508	3.00	%,	08/01/2018		100	91
					$626	3.75	%,	12/15/2020		725	660
						Annaly Capital Management Inc
Electronics - 0.01%						5.00	%,	05/15/2015	(a)	350	353
Vishay Intertechnology Inc
2.25	%,	11/15/2040	(e)	275	300	Health Care REIT Inc
						3.00	%,	12/01/2029		825	1,204
						Starwood Property Trust Inc
Healthcare - Services - 0.14%						4.55	%,	03/01/2018		850	926
WellPoint Inc											$3,234
2.75	%,	10/15/2042		1,715	3,011
						Semiconductors - 0.84%
						Intel Corp
Home Builders - 0.02%						3.25	%,	08/01/2039		450	808
Lennar Corp						Microchip Technology Inc
3.25	%,	11/15/2021	(e)	175	357	2.13	%,	12/15/2037		1,500	2,680
						Micron Technology Inc
Insurance - 0.10%						2.13	%,	02/15/2033		200	657
MGIC Investment Corp						3.13	%,	05/01/2032		300	1,096
2.00	%,	04/01/2020		300	437	Novellus Systems Inc
5.00	%,	05/01/2017		400	449	2.63	%,	05/15/2041		3,848	9,146
Radian Group Inc						NXP Semiconductor NV
						1.00	%,	12/01/2019(e)	,(p)	275	281
2.25	%,	03/01/2019	(a)	700	1,149
					$2,035	SunEdison Inc
						0.25	%,	01/15/2020(a)	,(e)	125	130
Internet - 0.54%						2.00	%,	10/01/2018	(e)	500	803
Equinix Inc						2.75	%,	01/01/2021	(e)	1,100	1,800
4.75	%,	06/15/2016	(a)	1,325	3,740						$17,401
LinkedIn Corp
0.50	%,	11/01/2019	(e)	650	677	Software - 0.02%
MercadoLibre Inc						Nuance Communications Inc
2.25	%,	07/01/2019	(e)	350	445	2.75	%,	11/01/2031		355	348
Priceline Group Inc/The
0.35	%,	06/15/2020		548	613	Telecommunications - 0.15%
0.90	%,	09/15/2021	(e)	300	286	Ciena Corp
VeriSign Inc						3.75	%,	10/15/2018	(e)	270	311
3.25	%,	08/15/2037		3,000	5,398	Finisar Corp
					$11,159	0.50	%,	12/15/2033	(e)	205	189
						JDS Uniphase Corp
Investment Companies - 0.01%						0.63	%,	08/15/2033		610	630
Ares Capital Corp
5.75	%,	02/01/2016(a)	,(e)	50	52	Palo Alto Networks Inc
						0.00	%,	07/01/2019(a)	,(b),(e)	1,570	2,017
Prospect Capital Corp
4.75	%,	04/15/2020(a)	,(e),(q)	100	96						$3,147
					$148	Transportation - 0.03%
						Scorpio Tankers Inc
Iron & Steel - 0.02%						2.38	%,	07/01/2019(a)	,(e)	200	189
United States Steel Corp						UTi Worldwide Inc
2.75	%,	04/01/2019		325	475	4.50	%,	03/01/2019	(e)	400	445
											$634
Leisure Products & Services - 0.02%						TOTAL CONVERTIBLE BONDS					$60,337
Jarden Corp						SENIOR FLOATING RATE INTERESTS - Principal
1.13	%,	03/15/2034	(e)	460	487	2.11%				Amount (000's) Value (000's)

						Aerospace & Defense - 0.15%
Mining - 0.01%						Accudyne Industries Borrower SCA, Term
Stillwater Mining Co						Loan
1.75	%,	10/15/2032	(a)	100	116	4.00	%,	12/05/2019	(q)	$805	$785
						B/E Aerospace Inc, Term Loan
						0.00	%,	11/19/2021(q)	,(s)	650	651
Oil & Gas - 0.01%
Chesapeake Energy Corp						M/A-COM Technology Solutions Holdings
2.50	%,	05/15/2037		225	221	Inc, Term Loan B
						4.50	%,	05/03/2021	(q)	266	266
2.75	%,	11/15/2035		65	65
					$286	TransDigm Inc, Term Loan C
						3.75	%,	02/28/2020	(q)	770	762

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS				Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)				Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Aerospace & Defense (continued)						Diversified Financial Services - 0.04%
TransDigm Inc, Term Loan D						American Beacon Advisors Inc, Term Loan
3.75	%,	05/21/2021	(q)	$574	$569	B
					$3,033	4.75%, 11/20/2019(q)	$324	$324
						Aptean Holdings Inc, Term Loan B
Agriculture - 0.02%						5.25%, 02/21/2020(q)	448	436
Arysta Lifescience SPC LLC, Term Loan B						Duff & Phelps LLC, Term Loan B
4.50	%,	05/22/2020	(q)	212	211
						4.50%, 03/12/2020(q)	178	177
Pinnacle Operating Corp, Term Loan B								$937
4.75	%,	11/14/2018	(q)	167	166
					$377	Electric - 0.04%
						Calpine Construction Finance Co LP, Term
Automobile Parts & Equipment - 0.07%						Loan B1
Visteon Corp, Delay-Draw Term Loan B-DD						3.00%, 04/24/2020(q)	262	255
3.50	%,	04/09/2021	(q)	1,534	1,515
						Calpine Corp, Term Loan B3
						4.00%, 09/27/2019(q)	673	670
Building Materials - 0.07%								$925
Continental Building Products Operating Co
LLC, Term Loan B						Electrical Components & Equipment - 0.06%
4.00	%,	08/28/2020	(q)	554	545	Generac Power Systems Inc, Term Loan B
						3.25%, 06/22/2018(q)	1,190	1,165
Quikrete Holdings Inc, Term Loan B
4.00	%,	09/18/2020	(q)	971	963
					$1,508	Environmental Control - 0.01%
						Metal Services LLC, Term Loan B
Chemicals - 0.03%						6.00%, 06/30/2017(q)	157	156
Axalta Coating Systems US Holdings Inc,
Term Loan
3.75	%,	02/01/2020	(q)	232	229	Food - 0.05%
Emerald Performance Materials LLC, Term						Big Heart Pet Brands, Term Loan B
Loan						3.50%, 02/21/2020(q)	781	753
4.50	%,	07/23/2021	(q)	270	267	Reddy Ice Corp, Term Loan
MacDermid Inc, Term Loan B						6.75%, 05/01/2019(q)	110	99
4.00	%,	06/05/2020	(q)	153	151	Sprouts Farmers Markets Holdings LLC, Term
					$647	Loan
						4.00%, 04/12/2020(q)	119	119
Commercial Services - 0.15%								$971
Brickman Group Ltd LLC/The, Term Loan B
4.00	%,	12/18/2020	(q)	154	152	Food Service - 0.05%
Garda World Security Corp, Delay-Draw						Aramark Services Inc, Term Loan F
Term Loan B-DD						3.25%, 02/21/2021(q)	913	900
4.00	%,	11/06/2020	(q)	40	39	Brasa Inc, Term Loan
Garda World Security Corp, Term Loan B						11.00%, 01/18/2020(q)	46	46
4.00	%,	11/06/2020	(q)	155	153			$946
iQor US Inc, Term Loan B
6.00	%,	02/19/2021	(q)	597	565	Healthcare - Products - 0.05%
						Mallinckrodt International Finance SA, Term
Midas Intermediate Holdco II LLC, Delay-						Loan B
Draw Term Loan DD						3.50%, 03/05/2021(q)	753	746
4.74	%,	09/17/2021	(q)	17	17
						Ortho-Clinical Diagnostics Inc, Term Loan B
Midas Intermediate Holdco II LLC, Term						4.75%, 06/30/2021(q)	234	232
Loan B
4.75	%,	09/17/2021	(q)	154	155			$978
Millennium Laboratories LLC, Term Loan B						Healthcare - Services - 0.10%
5.25	%,	04/15/2021	(q)	490	492	Amsurg Corp, Term Loan B
Sedgwick Claims Management Services Inc,						3.75%, 07/08/2021(q)	814	811
Term Loan						DaVita HealthCare Partners Inc, Term Loan
3.75	%,	02/11/2021	(q)	463	453	B
ServiceMaster Co LLC/The, Term Loan B						3.50%, 06/24/2021(q)	1,205	1,199
4.25	%,	06/25/2021	(q)	1,039	1,032			$2,010
					$3,058
						Home Furnishings - 0.01%
Computers - 0.01%						Tempur Sealy International Inc, Term Loan
Oberthur Technologies of America Corp,						B
Term Loan B2						3.50%, 12/31/2019(q)	298	295
4.50	%,	10/09/2019	(q)	139	137

						Housewares - 0.03%
Distribution & Wholesale - 0.04%						Libbey Glass Inc, Term Loan B
American Builders & Contractors Supply Co						3.75%, 04/09/2021(q)	368	365
Inc, Term Loan B						Wilsonart International Holding LLC, Term
3.50	%,	04/05/2020	(q)	574	562	Loan B
American Tire Distributors Inc, Term Loan						4.00%, 10/24/2019(q)	364	358
5.75	%,	06/19/2018	(q)	120	120			$723
Spin Holdco Inc, Term Loan B
4.25	%,	11/08/2019	(q)	89	89	Insurance - 0.06%
					$771	Asurion LLC, Term Loan B1
						5.00%, 05/24/2019(q)	735	732

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS				Principal
(continued)	Amount (000's) Value (000's)			(continued)				Amount (000's) Value (000's)

Insurance (continued)				Oil & Gas (continued)
Asurion LLC, Term Loan B2				Power Buyer LLC, Term Loan
4.25%, 06/19/2020(q)	$119	$117		4.25	%,	05/06/2020	(q)	$529	$515
HUB International Ltd, Term Loan B									$543
4.25%, 09/17/2020(q)	507	502
		$1,351		Packaging & Containers - 0.06%
				Ardagh Holdings USA Inc, Delay-Draw Term
Internet - 0.05%			Loan B	-DD
Zayo Group LLC, Term Loan B				4.00	%,	12/17/2019	(q)	1,040	1,035
4.00%, 06/15/2019(q)	1,089	1,086		FPC Holdings Inc, Term Loan
				5.25	%,	11/15/2019	(q)	125	123

Investment Companies - 0.01%									$1,158
Grosvenor Capital Management Holdings				Pharmaceuticals - 0.15%
LLLP, Term Loan B				Amneal Pharmaceuticals LLC, Term Loan B
3.75%, 11/25/2020(q)	169	165		4.75	%,	10/31/2019	(q)	307	306
				Grifols Worldwide Operations USA Inc, Term
Leisure Products & Services - 0.02%				Loan B
				3.15	%,	03/05/2021	(q)	1,243	1,230
Performance Sports Group Ltd, Term Loan B
4.00%, 04/02/2021(q)	101	100		JLL/Delta Dutch Newco BV, Term Loan B
				4.25	%,	01/22/2021	(q)	234	229
SRAM LLC, Term Loan B
4.02%, 06/07/2018(q)	313	307		Quintiles Transnational Corp, Term Loan B3
				3.75	%,	06/08/2018	(q)	1,346	1,338
		$407
									$3,103
Leisure Time - 0.01%
Planet Fitness, Term Loan				Pipelines - 0.05%
4.75%, 03/26/2021(q)	225	225		Energy Transfer Equity LP, Term Loan
				3.25	%,	11/15/2019	(q)	1,065	1,052

Lodging - 0.05%
Hilton Worldwide Finance LLC, Term Loan				Private Equity - 0.00%
B				HarbourVest Partners LLC, Term Loan
				3.25	%,	02/04/2021	(q)	87	85
3.50%, 09/23/2020(q)	1,109	1,099

Machinery - Diversified - 0.03%				Retail - 0.08%
Mirror BidCo Corp, Term Loan B				1011778 BC ULC, Term Loan B
				4.50	%,	09/25/2021	(q)	1,410	1,412
4.25%, 12/28/2019(q)	77	76
Zebra Technologies Corp, Term Loan B				Hillman Group Inc/The, Term Loan B
				4.50	%,	06/30/2021	(q)	54	54
4.75%, 09/30/2021(q)	630	635
				Talbots Inc/The, Term Loan B
		$711		4.75	%,	03/13/2020	(q)	293	285
Media - 0.11%									$1,751
CCO Safari LLC, Term Loan G
4.25%, 08/12/2021(q)	214	216		Semiconductors - 0.07%
Sinclair Television Group Inc, Term Loan B				Entegris Inc, Term Loan B
				3.50	%,	03/25/2021	(q)	184	183
3.00%, 10/28/2016(q)	311	304
Springer Science+Business Media GmbH,				Microsemi Corp, Term Loan B2
				3.50	%,	02/19/2020	(q)	103	102
Term Loan B3
4.75%, 08/14/2020(q)	386	385		NXP BV, Term Loan D
				3.25	%,	01/10/2020	(q)	1,003	995
Time Inc, Delay-Draw Term Loan B-DD
4.25%, 04/21/2021(q)	289	289		Vat Holdings AG, Term Loan
				4.75	%,	01/28/2021	(q)	113	113
Tribune Media Co, Term Loan B
4.00%, 11/20/2020(q)	360	358							$1,393
Virgin Media Investment Holdings Ltd, Term				Software - 0.20%
Loan B				BMC Foreign Holding Co, Term Loan B
3.50%, 02/15/2020(q)	670	663		5.00	%,	08/07/2020	(q)	198	195
		$2,215		BMC Software Finance Inc, Term Loan B
				5.00	%,	08/07/2020	(q)	932	917
Metal Fabrication & Hardware - 0.02%
Crosby US Acquisition Corp, Term Loan				Dealertrack Technologies Inc, Term Loan B
				3.50	%,	02/26/2021	(q)	139	138
3.75%, 11/06/2020(q)	313	304
Doncasters US Finance LLC, Term Loan B				Evergreen Skills Lux Sarl, Term Loan
				3.75	%,	04/08/2021	(q)	296	292
4.50%, 04/05/2020(q)	96	96
		$400		IMS Health Inc, Term Loan B
				3.50	%,	03/05/2021	(q)	149	147
Miscellaneous Manufacturing - 0.01%				Infor US Inc, Term Loan B5
Gates Global LLC, Term Loan				3.75	%,	06/03/2020	(q)	546	538
4.25%, 06/11/2021(q)	273	270		Micro Focus US Inc, Term Loan
				5.25	%,	10/07/2021	(q)	686	670
				Nuance Communications Inc, Term Loan C
Oil & Gas - 0.03%				2.91	%,	03/31/2016	(q)	124	121
Power Buyer LLC, Delay-Draw Term Loan				Renaissance Learning Inc, Term Loan
DD				4.50%, 04/02/2021 (q)				271	267
4.25%, 05/06/2020(q)	29	28
				Verint Systems Inc, Term Loan B
				3.50	%,	09/06/2019	(q)	111	111

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS				Principal			REPURCHASE AGREEMENTS	Maturity
(continued)				Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)

Software (continued)							Banks (continued)
Vertafore Inc, Term Loan							Barclays Bank PLC Repurchase Agreement on $	5,467	$5,470
4.25	%,	11/03/2019	(q)	$747	$744		securities sold short; (0.45)% dated
					$4,140		10/08/2014 (collateralized by South Africa
							Government International Bond;
Telecommunications - 0.09%							$5,773,698 ; 5.88%; dated 09/16/25)(v)
Level 3 Financing Inc, Term Loan B							Barclays Bank PLC Repurchase Agreement on	3,435	3,443
4.50	%,	01/31/2022	(q)	429	430
							securities sold short; (0.50)% dated
LTS Buyer LLC, Term Loan B							05/29/2014 (collateralized by Republic of
4.00	%,	04/01/2020	(q)	303	299
							Serbia; $3,476,453; 7.25%; dated
Sable International Finance Ltd, Term Loan							09/28/21)(v)
0.00	%,	11/25/2016(q)	,(s)	995	992
							Barclays Bank PLC Repurchase Agreement on	3,936	3,944
SBA Senior Finance II LLC, Term Loan B							securities sold short; (0.50)% dated
3.25	%,	03/24/2021	(q)	209	207
							07/15/2014 (collateralized by Saudi
					$1,928		Electricity Global Sukuk Co 2; $4,085,452;
Transportation - 0.00%							3.47%; dated 04/08/23)(v)
OSG Bulk Ships Inc, Term Loan B-EXIT							Barclays Bank PLC Repurchase Agreement on	2,022	2,031
5.25	%,	07/22/2019	(q)	90	90		securities sold short; (0.55)% dated
							01/29/2014 (collateralized by Corp
							Nacional del Cobre de Chile; $2,170,844;
Trucking & Leasing - 0.03%							4.50%; dated 08/13/23)(v)
AWAS Aviation Capital Ltd, Term Loan							Barclays Bank PLC Repurchase Agreement on	6,611	6,615
3.50	%,	06/26/2018	(q)	161	160
							securities sold short; (0.55)% dated
IBC Capital Ltd, Term Loan							10/21/2014 (collateralized by Petronas
4.75	%,	08/05/2021	(q)	430	430
							Capital Ltd; $6,613,164; 7.88%; dated
					$590		05/22/22)(v)
TOTAL SENIOR FLOATING RATE INTERESTS					$43,914		Barclays Bank PLC Repurchase Agreement on	4,016	4,026
U.S. GOVERNMENT & GOVERNMENT				Principal			securities sold short; (0.60)% dated
AGENCY OBLIGATIONS - 4.78%				Amount (000's)	Value (000 's)		07/01/2014 (collateralized by Vale SA;
							$4,125,379 ; 3.75%; dated 01/10/23)(v)
U.S. Treasury - 0.68%
0.13	%,	04/30/2015		$8,300	$8,303		Barclays Bank PLC Repurchase Agreement on	3,297	3,298
0.25	%,	09/30/2015		5,200	5,205		securities sold short; (0.60)% dated
1.50	%,	06/30/2016		600	611		10/31/2014 (collateralized by Petronas
							Capital Ltd; $3,306,582; 7.88%; dated
					$14,119		05/22/22)(v)
U.S. Treasury Bill - 4.10%							Barclays Bank PLC Repurchase Agreement on	3,964	3,965
0.00	%,	01/22/2015(r)	,(t)	18,000	18,000		securities sold short; (0.60)% dated
0.01	%,	01/15/2015(r)	,(t)	40,000	39,999		11/13/2014 (collateralized by Petronas
0.02	%,	01/08/2015(r)	,(t)	25,421	25,421		Capital Ltd; $3,967,898; 7.88%; dated
0.05	%,	02/19/2015(t)	,(u)	1,100	1,100		05/22/22)(v)
0.05	%,	02/26/2015	(t)	621	621		Barclays Bank PLC Repurchase Agreement on	4,386	4,387
					$85,141		securities sold short; (0.70)% dated
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY							11/19/2014 (collateralized by Vale SA;
OBLIGATIONS					$99,260		$5,500,506 ; 3.75%; dated 01/10/23)(v)
				Maturity			Barclays Bank PLC Repurchase Agreement on	2,251	2,256
REPURCHASE AGREEMENTS - 4.06%				Amount (000's)	Value (000	's)	securities sold short; (0.75)% dated
							08/15/2014 (collateralized by PTTEP
Banks - 4.06%							Canada International Finance Ltd;
Barclays Bank PLC Repurchase Agreement on $				2,258	$2,258		$2,420,577 ; 6.35%; dated 06/12/42)(v)
securities sold short; (0.75)% dated							Barclays Bank PLC Repurchase Agreement on	2,387	2,392
08/19/2014 (collateralized by PTTEP							securities sold short; (0.75)% dated
Canada International Finance Ltd;							08/15/2014 (collateralized by Sinochem
$2,420,577 ; 6.35%; dated 06/12/42)(v)							Overseas Capital Co Ltd; $2,529,238;
Barclays Bank PLC Repurchase Agreement on				5,340	5,343		6.30%; dated 11/12/40)(v)
securities sold short; (0.18)% dated							Barclays Bank PLC Repurchase Agreement on	5,294	5,303
08/11/2014 (collateralized by Portugal							securities sold short; (0.75)% dated
Obrigacoes do Tesouro OT; $5,618,603;							09/05/2014 (collateralized by Sri Lanka
4.45%; dated 06/15/18)(v)							Government International Bond;
Barclays Bank PLC Repurchase Agreement on				3,578	3,580		$5,445,139 ; 6.25%; dated 07/27/21)(v)
securities sold short; (0.25)% dated							Barclays Bank PLC Repurchase Agreement on	975	985
09/08/2014 (collateralized by Petroleos de							securities sold short; (2.00)% dated
Venezuela SA; $2,693,958; 9.75%; dated							12/12/2013 (collateralized by Country
05/17/35)(v)							Garden Holdings Co Ltd; $1,011,875;
Barclays Bank PLC Repurchase Agreement on				5,464	5,467		7.50%; dated 01/10/23)(v)
securities sold short; (0.25)% dated							Barclays Bank PLC Repurchase Agreement on	3,057	3,082
09/11/2014 (collateralized by Portugal							securities sold short; (1.00)% dated
Obrigacoes do Tesouro OT; $5,618,603;							01/31/2014 (collateralized by Bangkok
4.45%; dated 06/15/18)(v)							Bank PCL/Hong Kong; $3,300,175;
Barclays Bank PLC Repurchase Agreement on				3,975	3,987		4.80%; dated 10/18/20)(v)
securities sold short; (1.30)% dated
03/25/2014 (collateralized by VTB Bank
OJSC Via VTB Capital SA; $4,081,047;
6.47%; dated 03/14/15)(v)

See accompanying notes.

     Schedule of Investments Global Multi-Strategy Fund November 30, 2014 (unaudited)

REPURCHASE AGREEMENTS	Maturity		(n) Restricted Security. At the end of the period, the value of this security
(continued)	Amount (000's)	Value (000's)	totaled $46 or 0.00% of the net assets.	The security was purchased April
			17, 2014 at a total cost of $31.
Banks (continued)			(o) Restricted Security. At the end of the period, the value of this security
Barclays Bank PLC Repurchase Agreement on $	464	$468	totaled $48 or 0.00% of net assets. The security was purchased August 26,
securities sold short; (2.00)% dated			2014 at a cost of $48.
03/17/2014 (collateralized by Country			(p) Security purchased on a when-issued basis.
Garden Holdings Co Ltd; $505,938;			(q) Variable Rate. Rate shown is in effect at November 30, 2014.
7.50%; dated 01/10/23)(v)
			(r) Security or portion of the security was pledged as collateral for reverse
Barclays Bank PLC Repurchase Agreement on	2,180	2,189	repurchase agreements. At the end of the period, the value of these
securities sold short; (1.25)% dated			securities totaled $85,684 or 4.12% of net assets.
08/12/2014 (collateralized by Bangkok			(s) This Senior Floating Rate Note will settle after November 30, 2014, at
Bank PCL/Hong Kong; $2,200,117;			which time the interest rate will be determined.
4.80%; dated 10/18/20)(v)
			(t) Rate shown is the discount rate of the original purchase.
Barclays Bank PLC Repurchase Agreement on	5,143	5,144	(u) Security or a portion of the security was pledged to cover margin
securities sold short; (1.25)% dated			requirements for futures contracts. At the end of the period, the value of
11/25/2014 (collateralized by Portugal			these securities totaled $575 or 0.03% of net assets.
Telecom International Finance BV;			(v) Although the maturity date of the repurchase agreement is open-ended
$5,272,153 ; 4.63%; dated 05/08/20)(v)
			through the maturity date of the collateral, the Fund has a right to
Barclays Bank PLC Repurchase Agreement on	932	944	terminate the repurchase agreement and demand repayment from the
securities sold short; (1.75)% dated			counterparty at any time with two days' notice. During periods of high
03/17/2014 (collateralized by KWG			demand for the collateral security, the fund may also pay the counterparty
Property Holding Ltd; $1,015,292; 8.63%;			a fee.
dated 02/05/20)(v)
Barclays Bank PLC Repurchase Agreement;	3,837	3,842
(2.00)% dated 11/05/2014 (collateralized
by Petroleos de Venezuela SA; $3,574,167;			Portfolio Summary (unaudited)
12.75%; dated 02/17/22)(v)			Sector	Percent
		$84,419	Exchange Traded Funds	20.29%
TOTAL REPURCHASE AGREEMENTS		$84,419	Financial	16.32%
TOTAL PURCHASED OPTIONS - 0.34%		$7,086	Consumer, Non-cyclical	12.71%
TOTAL PURCHASED INTEREST RATE SWAPTIONS -			Communications	8.54%
0.00%		$86	Government	8.02%
Total Investments		$2,149,728	Consumer, Cyclical	7.75%
Liabilities in Excess of Other Assets, Net - (3.47)%		$(72,156)	Industrial	7.50%
TOTAL NET ASSETS - 100.00%		$2,077,572	Technology	6.11%
			Energy	5.81%
			Basic Materials	3.46%
(a)		Security or a portion of the security was pledged as collateral for short	Utilities	2.79%
sales. At the end of the period, the value of these securities totaled			Asset Backed Securities	1.57%
$123,540 or 5.95% of net assets.			Mortgage Securities	1.56%
(b) Non-Income Producing Security			Diversified	0.70%
(c)		Security or a portion of the security was pledged to cover margin	Purchased Options	0.34%
requirements for options contracts. At the end of the period, the value of			Purchased Interest Rate Swaptions	0.00%
these securities totaled $22,996 or 1.11% of net assets.			Investments Sold Short	(17.20)%
(d) Security is Illiquid			Other Assets in Excess of Liabilities, Net	13.73%
(e)		Security exempt from registration under Rule 144A of the Securities Act of	TOTAL NET ASSETS	100.00%
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $148,550 or 7.15% of net assets.
(f)		Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$5,230 or 0.25% of net assets.
(g)		Restricted Security. At the end of the period, the value of this security totaled $51 or 0.00% of net assets. The security was purchased on January
29, 2014 at a cost of $51.
(h)		Restricted Security. At the end of the period, the value of this security
totaled $89 or 0.00% of the net assets.	The security was purchased
February 5, 2014 at a cost of $55.
(i)		Restricted Security. At the end of the period, the value of this security totaled $131 or 0.01% of net assets. The security was purchased on April
17, 2014 at a cost of $131.
(j)		Restricted Security. At the end of the period, the value of this security totaled $48 or 0.00% of net assets. The security was purchased on April
16, 2014 at a cost of $48.
(k)		Restricted Security. At the end of the period, the value of this security totaled $111 or 0.01% of net assets. The security was purchased August
27, 2014 at a cost of $111.
(l)		Restricted Security. At the end of the period, the value of this security totaled $514 or 0.02% of net assets. The security was purchased on June
6, 2014 at a cost of $236.
(m)		Restricted Security. At the end of the period, the value of this security totaled $155 or 0.01% of net assets. The security was purchased on
November 25, 2014 at a cost of $170.

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2014 (unaudited)

Credit Default Swaps

Buy Protection
				(Pay)/				Upfront	Unrealized
				Receive	Expiration			Premiums	Appreciation/			Fair Value
Counterparty (Issuer)	Reference Entity			Fixed Rate	Date	Notional Amount Paid/(Received) (Depreciation)						Asset	Liability
Citigroup Inc	Brazilian Government International			(1.00)%	12/20/2019		$800	$23		$(2	) $	21	$—
	Bond
Citigroup Inc	ITRAXX.ASIA			(1.00)%	06/20/2019		2,500	8		(32)		—	(24)
Citigroup Inc	Russian Agricultural Bank OJSC Via			(1.00)%	03/20/2019		5,000	331		372		703	—
	RSHB Capital SA
Goldman Sachs & Co	Indonesia Government International			(1.00)%	06/20/2019		5,000	82		(39)		43	—
	Bond
Goldman Sachs & Co	Venezuela Government International			(5.00)%	09/20/2019		550	122		120		242	—
	Bond
HSBC Securities Inc	Brazilian Government International			(1.00)%	12/20/2019		5,000	126		1		127	—
	Bond
HSBC Securities Inc	China Government International			(1.00)%	12/20/2018		5,000	(31)		(53)		—	(84)
	Bond
HSBC Securities Inc	Colombia Government International			(1.00)%	12/20/2019		5,000	(22)		14		—	(8)
	Bond
HSBC Securities Inc	ITRAXX.ASIA			(1.00)%	06/20/2019		5,000	12		(60)		—	(48)
HSBC Securities Inc	Mexico Government International			(1.00)%	12/20/2019		5,000	(41)		(3)		—	(44)
	Bond
HSBC Securities Inc	Petroleos Mexicanos			(1.00)%	12/20/2019		10,000	53		(5)		48	—
HSBC Securities Inc	Turkey Government International			(1.00)%	12/20/2019		10,000	456		(165)		291	—
	Bond
JP Morgan Chase	Abu Dhabi Government International			(1.00)%	09/20/2019		10,000	(222)		36		—	(186)
	Bond
JP Morgan Chase	China Government International			(1.00)%	09/20/2018		4,000	(13)		(56)		—	(69)
	Bond
JP Morgan Chase	Indonesia Government International			(1.00)%	09/20/2019		5,000	78		(15)		63	—
	Bond
JP Morgan Chase	South Africa Government			(1.00)%	12/20/2019		10,000	417		(105)		312	—
	International Bond
Merrill Lynch	Brazilian Government International			(1.00)%	12/20/2019		395	14		(4)		10	—
	Bond
Merrill Lynch	Brazilian Government International			(1.00)%	12/20/2019		1,185	40		(10)		30	—
	Bond
Merrill Lynch	Brazilian Government International			(1.00)%	12/20/2019		520	14		(1)		13	—
	Bond
Total								$1,447		$(7	) $	1,903	$(463)

Sell Protection
		Implied
		Credit Spread
		as of		(Pay)/				Upfront	Unrealized
		November		Receive	Expiration	Notional Amount Premiums			Appreciation/			Fair Value (b)
Counterparty (Issuer)	Reference Entity	30, 2014	(c)	Fixed Rate	Date	(a)	Paid/(Received) (Depreciation)					Asset Liability
Citigroup Inc	Transocean Inc	5.00%		1.00%	12/20/2019		$1,125	$(142)		$(52	) $	—	$(194)
Deutsche Bank AG	Transocean Inc	5.00%		1.00%	12/20/2019		600	(83)		(20)		—	(103)
Goldman Sachs & Co	Republic of Kazakhstan	1.87%		1.00%	12/20/2019		5,000	(152)		(53)		—	(205)
Total								$(377)		$(125	) $	—	$(502)

Amounts in thousands
Exchange Cleared Credit Default Swaps

Buy Protection
				(Pay)/
				Receive	Expiration					Unrealized Appreciation/
	Reference Entity			Fixed Rate	Date	Notional Amount Fair Value				(Depreciation)
	CDX.ITRAXX.EUR17			(5.00)%	06/20/2018	EUR	980	$(154)	$				(165)
Total								$(154)	$				(165)

Sell Protection
		Implied
		Credit Spread
		as of		(Pay)/
		November		Receive	Expiration Notional Amount					Unrealized Appreciation/
	Reference Entity	30, 2014	(c)	Fixed Rate	Date	(a)		Fair Value (b)		(Depreciation)
	CDX.NA.HY.23	N/A		5.00%	12/20/2019		$5,850	$424	$				80
Total								$424	$				80

Amounts in thousands

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2014 (unaudited)

Credit Default Swaps and Exchange Cleared Credit Default Swaps (continued)

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $12,575.

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	12/19/2014	AUD	100,451,386	$88,395	$85,357	$—	$(3,038)
Bank of America NA	12/19/2014	CAD	17,728,263	15,818	15,499	—	(319)
Bank of America NA	12/19/2014	CHF	17,974,313	18,765	18,610	7	(162)
Bank of America NA	12/19/2014	EUR	52,962,056	67,121	65,857	2	(1,266)
Bank of America NA	12/19/2014	GBP	18,134,711	29,059	28,322	—	(737)
Bank of America NA	12/19/2014	JPY	4,210,591,300	36,972	35,483	—	(1,489)
Bank of America NA	12/19/2014	MXN	85,263,510	6,287	6,122	—	(165)
Bank of America NA	12/19/2014	NZD	7,197,331	5,679	5,635	4	(48)
Bank of New York Mellon	12/17/2014	CAD	4,650,000	4,198	4,065	—	(133)
Bank of New York Mellon	12/17/2014	CHF	5,060,000	5,346	5,239	—	(107)
Bank of New York Mellon	12/17/2014	DKK	20,265,000	3,469	3,387	—	(82)
Bank of New York Mellon	12/17/2014	EUR	1,000,000	1,262	1,244	—	(18)
Bank of New York Mellon	12/17/2014	GBP	2,016,500	3,276	3,149	—	(127)
Bank of New York Mellon	12/17/2014	SEK	30,835,000	4,211	4,136	—	(75)
Bank of New York Mellon	12/30/2014	EUR	2,257,451	2,816	2,807	—	(9)
Credit Suisse	12/01/2014	EUR	540,000	675	671	—	(4)
Credit Suisse	12/01/2014	MXN	131,170,000	9,572	9,428	—	(144)
Credit Suisse	12/08/2014	AUD	6,005,000	5,142	5,107	—	(35)
Credit Suisse	12/11/2014	CHF	330,000	347	342	—	(5)
Credit Suisse	12/17/2014	AUD	17,361,500	15,706	14,755	—	(951)
Credit Suisse	12/17/2014	BRL	11,585,501	4,843	4,483	—	(360)
Credit Suisse	12/17/2014	CAD	8,774,613	7,889	7,672	—	(217)
Credit Suisse	12/17/2014	CHF	6,427,692	6,798	6,655	2	(145)
Credit Suisse	12/17/2014	CLP	35,000,000	59	57	—	(2)
Credit Suisse	12/17/2014	COP	250,000,000	128	113	—	(15)
Credit Suisse	12/17/2014	CZK	28,300,000	1,311	1,275	—	(36)
Credit Suisse	12/17/2014	DKK	1,040,500	180	174	—	(6)
Credit Suisse	12/17/2014	EUR	12,766,938	16,310	15,876	—	(434)
Credit Suisse	12/17/2014	GBP	6,029,015	9,715	9,416	—	(299)
Credit Suisse	12/17/2014	HKD	790,000	102	102	—	—
Credit Suisse	12/17/2014	HUF	234,000,000	960	950	—	(10)
Credit Suisse	12/17/2014	IDR	2,650,000,000	219	216	—	(3)
Credit Suisse	12/17/2014	ILS	350,000	93	90	—	(3)
Credit Suisse	12/17/2014	INR	113,038,501	1,837	1,815	—	(22)
Credit Suisse	12/17/2014	JPY	1,653,165,000	15,396	13,931	—	(1,465)
Credit Suisse	12/17/2014	KRW	8,237,622,001	7,876	7,414	—	(462)
Credit Suisse	12/17/2014	MXN	116,450,000	8,694	8,362	—	(332)
Credit Suisse	12/17/2014	MYR	6,989,500	2,185	2,059	—	(126)
Credit Suisse	12/17/2014	NOK	32,977,500	5,105	4,699	—	(406)
Credit Suisse	12/17/2014	NZD	21,420,499	17,304	16,774	26	(556)
Credit Suisse	12/17/2014	PHP	4,200,000	96	93	—	(3)
Credit Suisse	12/17/2014	PLN	5,887,001	1,782	1,748	2	(36)
Credit Suisse	12/17/2014	RUB	60,400,500	1,376	1,204	—	(172)
Credit Suisse	12/17/2014	SEK	61,504,000	8,483	8,250	—	(233)
Credit Suisse	12/17/2014	SGD	1,480,000	1,162	1,135	—	(27)
Credit Suisse	12/17/2014	TRY	13,820,499	6,182	6,206	39	(15)
Credit Suisse	12/17/2014	TWD	32,235,672	1,075	1,041	—	(34)
Credit Suisse	12/17/2014	ZAR	15,650,000	1,419	1,410	3	(12)
Credit Suisse	01/07/2015	EUR	392,106	491	488	—	(3)
Credit Suisse	03/18/2015	BRL	900,000	344	339	—	(5)
Credit Suisse	03/18/2015	CAD	2,549,500	2,278	2,224	—	(54)
Credit Suisse	03/18/2015	CHF	701,000	726	727	1	—
Credit Suisse	03/18/2015	CZK	2,000,000	90	90	—	—
Credit Suisse	03/18/2015	EUR	74,000	92	92	—	—

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2014 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Credit Suisse	03/18/2015	GBP	832,000	$1,303	$1,298	$—	$(5)
Credit Suisse	03/18/2015	NZD	1,525,000	1,179	1,184	5	—
Credit Suisse	03/18/2015	PLN	1,100,000	327	326	—	(1)
Credit Suisse	03/18/2015	SEK	550,000	74	74	—	—
Credit Suisse	03/18/2015	SGD	40,000	31	31	—	—
Credit Suisse	03/18/2015	TRY	100,000	44	44	—	—
Credit Suisse	03/18/2015	ZAR	700,000	62	62	—	—
Credit Suisse	06/17/2015	EUR	283,023	358	352	—	(6)
Deutsche Bank AG	12/01/2014	EUR	525,000	657	653	—	(4)
HSBC Securities Inc	12/17/2014	JPY	185,708,000	1,716	1,565	—	(151)
Merrill Lynch	12/15/2014	EUR	135,000	169	168	—	(1)
RBC Dominion Securities	12/17/2014	JPY	185,709,000	1,715	1,565	—	(150)
Royal Bank of Scotland PLC	12/17/2014	AUD	17,361,500	15,706	14,755	—	(951)
Royal Bank of Scotland PLC	12/17/2014	BRL	10,785,500	4,529	4,173	—	(356)
Royal Bank of Scotland PLC	12/17/2014	CAD	9,912,000	8,941	8,666	—	(275)
Royal Bank of Scotland PLC	12/17/2014	CHF	5,977,000	6,315	6,188	2	(129)
Royal Bank of Scotland PLC	12/17/2014	CLP	35,000,000	59	57	—	(2)
Royal Bank of Scotland PLC	12/17/2014	COP	250,000,000	128	113	—	(15)
Royal Bank of Scotland PLC	12/17/2014	CZK	28,300,000	1,311	1,275	—	(36)
Royal Bank of Scotland PLC	12/17/2014	DKK	824,500	143	138	—	(5)
Royal Bank of Scotland PLC	12/17/2014	EUR	11,282,752	14,402	14,030	—	(372)
Royal Bank of Scotland PLC	12/17/2014	GBP	5,272,500	8,501	8,235	—	(266)
Royal Bank of Scotland PLC	12/17/2014	HKD	790,000	102	102	—	—
Royal Bank of Scotland PLC	12/17/2014	HUF	242,000,000	996	982	—	(14)
Royal Bank of Scotland PLC	12/17/2014	IDR	2,650,000,000	219	216	—	(3)
Royal Bank of Scotland PLC	12/17/2014	ILS	350,000	93	90	—	(3)
Royal Bank of Scotland PLC	12/17/2014	INR	113,038,499	1,837	1,815	—	(22)
Royal Bank of Scotland PLC	12/17/2014	JPY	2,133,255,000	19,961	17,976	—	(1,985)
Royal Bank of Scotland PLC	12/17/2014	KRW	8,237,622,000	7,876	7,414	—	(462)
Royal Bank of Scotland PLC	12/17/2014	MXN	116,450,000	8,693	8,362	—	(331)
Royal Bank of Scotland PLC	12/17/2014	MYR	6,989,500	2,185	2,059	—	(126)
Royal Bank of Scotland PLC	12/17/2014	NOK	33,112,500	5,186	4,718	—	(468)
Royal Bank of Scotland PLC	12/17/2014	NZD	20,979,498	16,957	16,429	26	(554)
Royal Bank of Scotland PLC	12/17/2014	PHP	4,200,000	96	93	—	(3)
Royal Bank of Scotland PLC	12/17/2014	PLN	5,587,000	1,694	1,659	1	(36)
Royal Bank of Scotland PLC	12/17/2014	RUB	65,235,500	1,497	1,301	—	(196)
Royal Bank of Scotland PLC	12/17/2014	SEK	59,269,000	8,173	7,950	—	(223)
Royal Bank of Scotland PLC	12/17/2014	SGD	1,470,000	1,154	1,127	—	(27)
Royal Bank of Scotland PLC	12/17/2014	TRY	13,720,501	6,137	6,161	39	(15)
Royal Bank of Scotland PLC	12/17/2014	TWD	37,562,325	1,254	1,213	—	(41)
Royal Bank of Scotland PLC	12/17/2014	ZAR	13,450,000	1,220	1,212	3	(11)
Royal Bank of Scotland PLC	01/07/2015	EUR	301,909	408	375	—	(33)
Royal Bank of Scotland PLC	03/18/2015	CAD	753,500	692	657	—	(35)
Royal Bank of Scotland PLC	04/07/2015	GBP	445,928	750	696	—	(54)
Royal Bank of Scotland PLC	06/09/2015	EUR	22,000	27	27	—	—
Royal Bank of Scotland PLC	11/09/2015	EUR	9,222	12	12	—	—
Total						$162	$(21,774)
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	12/17/2014	JPY	549,149,000	$5,024	$4,627	$397	$—
Bank of America NA	12/19/2014	AUD	119,207,386	105,089	101,295	3,795	(1)
Bank of America NA	12/19/2014	CAD	54,317,263	48,754	47,487	1,267	—
Bank of America NA	12/19/2014	CHF	47,963,313	50,832	49,659	1,176	(3)
Bank of America NA	12/19/2014	EUR	80,695,056	103,442	100,342	3,100	—
Bank of America NA	12/19/2014	GBP	45,662,711	73,604	71,314	2,290	—
Bank of America NA	12/19/2014	JPY	5,327,741,300	49,553	44,897	4,656	—
Bank of America NA	12/19/2014	MXN	134,480,510	9,986	9,656	330	—
Bank of America NA	12/19/2014	NZD	21,001,331	16,696	16,442	297	(43)
Bank of New York Mellon	12/17/2014	CAD	4,650,000	4,200	4,065	135	—
Bank of New York Mellon	12/17/2014	CHF	5,060,000	5,416	5,239	177	—
Bank of New York Mellon	12/17/2014	DKK	20,265,000	3,524	3,387	137	—
Bank of New York Mellon	12/17/2014	EUR	11,330,000	14,666	14,089	577	—
Bank of New York Mellon	12/17/2014	GBP	2,066,500	3,349	3,227	122	—
Bank of New York Mellon	12/17/2014	JPY	86,700,000	812	731	81	—
Bank of New York Mellon	12/17/2014	SEK	30,835,000	4,335	4,136	199	—
Bank of New York Mellon	12/30/2014	EUR	53,082,066	66,432	66,007	425	—
Bank of New York Mellon	12/30/2014	GBP	6,454,710	10,186	10,080	106	—
Bank of New York Mellon	12/30/2014	JPY	252,243,151	2,145	2,126	19	—
Barclays Bank PLC	12/05/2014	KRW	6,425,000,000	5,930	5,796	134	—

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2014 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Citigroup Inc	12/17/2014	NZD	1,310,000	$1,033	$1,026	$7	$—
Credit Suisse	12/01/2014	EUR	540,000	688	671	17	—
Credit Suisse	12/01/2014	MXN	131,170,000	9,758	9,428	330	—
Credit Suisse	12/05/2014	MYR	9,925,000	2,971	2,932	39	—
Credit Suisse	12/05/2014	SGD	3,825,000	2,962	2,933	29	—
Credit Suisse	12/08/2014	NZD	6,660,000	5,115	5,221	—	(106)
Credit Suisse	12/10/2014	EUR	718,000	893	893	—	—
Credit Suisse	12/10/2014	TRY	4,900,000	2,159	2,203	—	(44)
Credit Suisse	12/11/2014	CHF	330,000	354	342	12	—
Credit Suisse	12/17/2014	AUD	9,854,500	8,679	8,375	304	—
Credit Suisse	12/17/2014	BRL	8,870,000	3,543	3,433	118	(8)
Credit Suisse	12/17/2014	CAD	10,398,305	9,375	9,091	284	—
Credit Suisse	12/17/2014	CHF	8,711,323	9,261	9,019	245	(3)
Credit Suisse	12/17/2014	CLP	642,116,000	1,079	1,054	25	—
Credit Suisse	12/17/2014	COP	535,000,000	262	241	21	—
Credit Suisse	12/17/2014	CZK	37,150,000	1,737	1,673	64	—
Credit Suisse	12/17/2014	DKK	2,872,000	492	480	12	—
Credit Suisse	12/17/2014	EUR	13,357,804	17,036	16,610	431	(5)
Credit Suisse	12/17/2014	GBP	9,900,258	15,877	15,462	415	—
Credit Suisse	12/17/2014	HKD	8,378,000	1,081	1,080	1	—
Credit Suisse	12/17/2014	HUF	180,500,001	743	732	12	(1)
Credit Suisse	12/17/2014	IDR	3,933,820,000	322	321	3	(2)
Credit Suisse	12/17/2014	ILS	10,940,000	3,035	2,811	224	—
Credit Suisse	12/17/2014	JPY	3,105,750,499	28,535	26,171	2,364	—
Credit Suisse	12/17/2014	KRW	10,760,000,000	9,999	9,685	317	(3)
Credit Suisse	12/17/2014	MXN	146,796,501	11,026	10,541	485	—
Credit Suisse	12/17/2014	MYR	3,150,000	960	928	32	—
Credit Suisse	12/17/2014	NOK	68,261,998	10,353	9,727	626	—
Credit Suisse	12/17/2014	NZD	9,145,000	7,252	7,161	130	(39)
Credit Suisse	12/17/2014	PEN	33,000	11	11	—	—
Credit Suisse	12/17/2014	PHP	20,700,000	466	461	5	—
Credit Suisse	12/17/2014	PLN	3,400,000	1,037	1,010	27	—
Credit Suisse	12/17/2014	RUB	69,000,000	1,683	1,376	307	—
Credit Suisse	12/17/2014	SEK	126,358,503	17,630	16,950	680	—
Credit Suisse	12/17/2014	SGD	8,325,000	6,618	6,384	234	—
Credit Suisse	12/17/2014	THB	2,576,000	80	78	2	—
Credit Suisse	12/17/2014	TRY	3,975,000	1,732	1,785	1	(54)
Credit Suisse	12/17/2014	TWD	28,500,000	941	920	21	—
Credit Suisse	12/17/2014	ZAR	6,830,999	607	616	1	(10)
Credit Suisse	12/22/2014	EUR	1,376,000	1,726	1,711	15	—
Credit Suisse	12/22/2014	MXN	1,060,200	78	76	2	—
Credit Suisse	12/24/2014	BRL	5,320,000	2,029	2,055	—	(26)
Credit Suisse	12/29/2014	EUR	4,700,000	5,860	5,844	16	—
Credit Suisse	01/02/2015	EUR	540,000	675	671	4	—
Credit Suisse	01/02/2015	MXN	131,170,000	9,550	9,411	139	—
Credit Suisse	01/07/2015	CAD	52,651	47	46	1	—
Credit Suisse	01/07/2015	SEK	4,804,216	659	645	14	—
Credit Suisse	03/18/2015	AUD	3,154,000	2,672	2,663	9	—
Credit Suisse	03/18/2015	EUR	537,000	668	668	—	—
Credit Suisse	03/18/2015	JPY	253,086,000	2,147	2,135	12	—
Credit Suisse	03/18/2015	MXN	700,000	51	50	1	—
Credit Suisse	03/18/2015	NOK	4,070,000	595	578	17	—
Credit Suisse	03/18/2015	PHP	1,000,000	22	22	—	—
Credit Suisse	03/18/2015	RUB	4,000,000	85	78	7	—
Credit Suisse	06/17/2015	EUR	983,229	1,272	1,224	48	—
Deutsche Bank AG	12/01/2014	EUR	525,000	667	653	14	—
JP Morgan Chase	12/17/2014	JPY	7,897,211,000	73,927	66,547	7,380	—
Merrill Lynch	12/05/2014	TWD	90,300,000	2,956	2,917	39	—
Merrill Lynch	12/10/2014	TRY	4,000,000	1,760	1,798	—	(38)
Merrill Lynch	12/15/2014	COP	3,330,000,000	1,578	1,500	78	—
Merrill Lynch	12/15/2014	EUR	135,000	168	168	—	—
National Australia Bank	12/17/2014	JPY	455,592,000	3,858	3,839	19	—
Royal Bank of Scotland PLC	12/17/2014	AUD	10,625,500	9,395	9,030	365	—
Royal Bank of Scotland PLC	12/17/2014	BRL	8,870,000	3,543	3,433	118	(8)
Royal Bank of Scotland PLC	12/17/2014	CAD	10,398,303	9,375	9,091	284	—
Royal Bank of Scotland PLC	12/17/2014	CHF	7,139,692	7,638	7,392	246	—
Royal Bank of Scotland PLC	12/17/2014	CLP	642,116,000	1,079	1,054	25	—
Royal Bank of Scotland PLC	12/17/2014	COP	675,000,000	334	304	30	—
Royal Bank of Scotland PLC	12/17/2014	CZK	37,150,000	1,737	1,673	64	—
Royal Bank of Scotland PLC	12/17/2014	EUR	13,308,562	17,021	16,549	475	(3)
Royal Bank of Scotland PLC	12/17/2014	GBP	10,004,257	16,049	15,624	425	—
Royal Bank of Scotland PLC	12/17/2014	HKD	6,795,000	877	876	1	—
Royal Bank of Scotland PLC	12/17/2014	HUF	180,500,001	743	732	12	(1)

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2014 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Royal Bank of Scotland PLC	12/17/2014	IDR	3,933,820,000	$322	$321	$3	$(2)
Royal Bank of Scotland PLC	12/17/2014	ILS	10,940,000	3,035	2,811	224	—
Royal Bank of Scotland PLC	12/17/2014	JPY	3,458,587,498	31,620	29,144	2,476	—
Royal Bank of Scotland PLC	12/17/2014	KRW	10,210,000,000	9,538	9,189	350	(1)
Royal Bank of Scotland PLC	12/17/2014	MXN	148,196,501	11,131	10,642	489	—
Royal Bank of Scotland PLC	12/17/2014	MYR	3,650,000	1,115	1,075	40	—
Royal Bank of Scotland PLC	12/17/2014	NOK	65,617,999	9,961	9,350	611	—
Royal Bank of Scotland PLC	12/17/2014	NZD	9,145,000	7,252	7,161	130	(39)
Royal Bank of Scotland PLC	12/17/2014	PEN	33,000	11	11	—	—
Royal Bank of Scotland PLC	12/17/2014	PHP	19,700,000	443	438	5	—
Royal Bank of Scotland PLC	12/17/2014	PLN	3,600,000	1,098	1,070	28	—
Royal Bank of Scotland PLC	12/17/2014	RUB	53,000,000	1,329	1,057	272	—
Royal Bank of Scotland PLC	12/17/2014	SEK	123,866,500	17,289	16,615	674	—
Royal Bank of Scotland PLC	12/17/2014	SGD	8,325,000	6,618	6,384	234	—
Royal Bank of Scotland PLC	12/17/2014	THB	2,576,000	80	78	2	—
Royal Bank of Scotland PLC	12/17/2014	TRY	3,975,000	1,732	1,785	1	(54)
Royal Bank of Scotland PLC	12/17/2014	TWD	28,500,000	941	920	21	—
Royal Bank of Scotland PLC	12/17/2014	ZAR	6,831,000	607	616	1	(10)
Royal Bank of Scotland PLC	01/07/2015	EUR	694,015	949	863	86	—
Royal Bank of Scotland PLC	04/07/2015	EUR	1,500	2	2	—	—
Royal Bank of Scotland PLC	04/07/2015	GBP	445,928	750	696	54	—
Royal Bank of Scotland PLC	06/09/2015	EUR	22,000	28	27	1	—
Royal Bank of Scotland PLC	11/09/2015	EUR	9,222	11	11	—	—
Royal Bank of Scotland PLC	04/05/2016	EUR	1,500	2	2	—	—
Royal Bank of Scotland PLC	04/05/2017	EUR	1,500	2	2	—	—
UBS AG	12/17/2014	JPY	921,926,000	8,578	7,769	809	—
Total						$43,616	$(504)

Amounts in thousands except contracts

See accompanying notes.

		Schedule of Investments
Global Multi-Strategy Fund
November 30, 2014 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
3 Month Euro Swiss; June 2015	Long	2	$518		$518	$—
3 Month Euro Swiss; March 2015	Short	8	2,072		2,072	—
90 Day Eurodollar; December 2015	Long	14	3,473		3,474	1
90 Day Eurodollar; June 2015	Long	42	10,456		10,462	6
90 Day Eurodollar; June 2016	Long	8	1,975		1,976	1
90 Day Eurodollar; March 2015	Long	74	18,439		18,453	14
90 Day Eurodollar; March 2016	Long	9	2,227		2,228	1
90 Day Eurodollar; March 2016	Long	2,474	612,136		612,470	334
90 Day Eurodollar; September 2015	Long	90	22,347		22,381	34
90 Day Eurodollar; September 2016	Long	10	2,463		2,464	1
90 Day Short Sterling; December 2015	Long	41	7,909		7,934	25
90 Day Short Sterling; June 2015	Short	32	6,190		6,206	(16)
90 Day Short Sterling; June 2016	Long	35	6,731		6,756	25
90 Day Short Sterling; March 2015	Short	6	1,163		1,164	(1)
90 Day Short Sterling; March 2016	Long	37	7,126		7,151	25
90 Day Short Sterling; March 2016	Long	1,073	206,814		207,389	575
90 Day Short Sterling; September 2015	Short	74	14,303		14,337	(34)
90 Day Short Sterling; September 2016	Long	35	6,721		6,747	26
AEX Index; December 2014	Long	18	1,871		1,907	36
ASX 90 Day Bank Bill; March 2015	Short	2	1,691		1,691	—
Australia 10 Year Bond; December 2014	Long	229	23,667		24,408	741
Australia 10 Year Bond; December 2014	Short	116	11,854		12,364	(510)
Australia 3 Year Bond; December 2014	Long	70	6,540		6,573	33
CAC40 Index; December 2014	Long	72	3,886		3,924	38
CAC40 Index; December 2014	Short	48	2,535		2,616	(81)
Canada 10 Year Bond; March 2015	Long	229	27,266		27,582	316
Canadian Bank Acceptance; June 2015	Short	93	20,056		20,069	(13)
Canadian Bank Acceptance; March 2015	Short	121	26,107		26,114	(7)
Canadian Bank Acceptance; September 2015	Short	59	12,718		12,727	(9)
DAX Index; December 2014	Long	4	1,171		1,240	69
DAX Index; December 2014	Long	9	2,777		2,791	14
DJ Euro Stoxx 50; December 2014	Long	249	9,654		10,044	390
DJ Euro Stoxx 50; December 2014	Long	26	1,002		1,049	47
DJ Euro Stoxx 50; December 2014	Short	23	827		928	(101)
E-Mini DJIA Index; December 2014	Long	23	1,991		2,048	57
E-Mini DJIA Index; December 2014	Long	199	17,041		17,723	682
eMini MSCI Emerging Markets; December 2014	Short	160	8,417		7,986	431
Euribor; December 2015	Long	26	8,070		8,076	6
Euribor; June 2015	Long	144	44,723		44,731	8
Euribor; June 2016	Long	37	11,475		11,487	12
Euribor; March 2015	Long	162	50,311		50,317	6
Euribor; March 2016	Long	1,508	468,040		468,291	251
Euribor; March 2016	Long	32	9,927		9,937	10
Euribor; September 2015	Long	199	61,800		61,815	15
Euribor; September 2016	Long	36	11,170		11,173	3
Euro Bund 10 Year Bund; December 2014	Long	337	63,030		64,051	1,021
FTSE/MIB Index; December 2014	Short	3	359		374	(15)
FTSE100 Index; December 2014	Long	47	4,817		4,941	124
FTSE100 Index; December 2014	Long	48	5,053		5,047	(6)
Hang Seng Index; December 2014	Long	81	12,494		12,523	29
H-Shares Index; December 2014	Long	12	829		864	35
IBEX 35 Index; December 2014	Long	13	1,676		1,739	63
Japan Topix Index; December 2014	Long	42	4,587		4,990	403
Japan Topix Index; December 2014	Long	118	13,072		14,020	948
Japan Topix Index; December 2014	Short	326	35,331		38,733	(3,402)
KLCI Index; December 2014	Short	15	409		403	6
KOSPI 200 Index; December 2014	Short	11	1,244		1,261	(17)
Mex Bolsa Index; December 2014	Short	7	232		222	10
Mini Japan 10 Year Bond; December 2014	Long	369	45,506		45,673	167
Mini Japan 10 Year Bond; December 2014	Short	256	31,429		31,687	(258)

See accompanying notes.

				Schedule of Investments
Global Multi-Strategy Fund
November 30, 2014 (unaudited)

Futures Contracts (continued)

										Unrealized
Type		Long/Short		Contracts	Notional Value			Fair Value		Appreciation/(Depreciation)
MSCI Singapore Index; December 2014			Long	12		$693	$		694	$1
MSCI Taiwan Index; December 2014			Long	24		818			824	6
Nasdaq 100 E-Mini; December 2014			Long	224		18,207			19,435	1,228
Nasdaq 100 E-Mini; December 2014			Long	22		1,817			1,909	92
Nikkei 225; December 2014			Long	211		14,356			15,499	1,143
Russell 2000 Mini; December 2014			Long	104		12,171			12,185	14
Russell 2000 Mini; December 2014			Long	2		236			234	(2)
S&P 500 Emini; December 2014			Short	77		7,836			7,955	(119)
S&P 500 Emini; December 2014			Short	1,010		99,814		104,348		(4,534)
S&P 500 Emini; December 2014			Short	38		3,521			3,926	(405)
S&P 500 Emini; December 2014			Short	99		9,725			10,228	(503)
S&P 500 Emini; December 2014			Long	186		18,455			19,217	762
S&P Mid 400 Emini; December 2014			Short	155		21,981			22,332	(351)
S&P Mid 400 Emini; December 2014			Long	9		1,270			1,297	27
S&P/TSE 60 Index; December 2014			Long	7		1,054			1,055	1
SET50 Index; December 2014			Long	52		335			340	5
SGX CNX Nifty Index; December 2014			Long	14		240			241	1
South Africa All Share Index; December 2014			Short	8		313			320	(7)
SPI 200 Index; December 2014			Short	29		3,252			3,293	(41)
UK 10 Year Gilt; March 2015			Long	109		19,809			20,012	203
US 10 Year Note; December 2014			Short	200		25,052			25,531	(479)
US 10 Year Note; March 2015			Short	18		2,271			2,287	(16)
US 5 Year Note; December 2014			Short	75		8,942			9,015	(73)
US 5 Year Note; March 2015			Short	70		8,329			8,365	(36)
US Long Bond; December 2014			Short	135		18,724			19,448	(724)
US Long Bond; March 2015			Short	29		4,078			4,136	(58)
US Long Bond; March 2015			Long	358		50,329			51,060	731
Total										$(565)

Amounts in thousands except contracts

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive	Fixed		Notional
Floating Rate Index Floating Rate			Rate	Expiration Date	Amount	Fair Value		Unrealized Appreciation/(Depreciation)
	3 Month LIBOR	Receive	0.63%	10/21/2016	$37,100		$9	$		9
Total							$9	$		9

Amounts in thousands

Interest Rate Swaptions

			Pay/
			Receive					Upfront
Purchased Swaptions		Floating Rate Floating Exercise Expiration				Notional		Premiums	Fair	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount	Paid/(Received) Value Appreciation/(Depreciation)
Call - 1 Year Interest Merrill Lynch		MXN TIIE	Pay	4.26% 10/24/2015	MXN 279,000 $			78	$86	$8
Rate Swap		Banxico
Total								$78	$86	$8

Amounts in thousands

Options

						Upfront Premiums				Unrealized
Purchased Options Outstanding	Exercise Price		Expiration Date	Contracts		Paid/(Received)		Fair Value	Appreciation/(Depreciation)
Call - Cheniere Energy Inc		$70.00	12/22/2014		283		$121		$40	$(81)
Call - Dow Chemical Co/The		$50.00	01/19/2015		162		33		14	(19)
Call - Ford Motor Co		$15.00	01/19/2015		970		39		96	57
Call - iShares MSCI Japan ETF		$12.00	03/23/2015		5,380		250	158		(92)
Call - McDonald's Corp		$95.00	01/19/2015		394		110	121		11
Call - USD versus CNY		$6.20	02/04/2015	10,250,000			55		17	(38)
Call - USD versus COP		$2,122.00	01/09/2015	4,750,000			74	225		151
Call - USD versus JPY		$114.85	01/09/2015	14,000,000			221	492		271
Call - USD versus KRW		$1,095.00	01/09/2015	8,000,000			116	167		51

See accompanying notes.

		Schedule of Investments
Global Multi-Strategy Fund
November 30, 2014 (unaudited)

Options (continued)

				Upfront Premiums		Unrealized
Purchased Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - USD versus KRW	$1,175.00	01/09/2015	8,000,000	$18	$11	$(7)
Call - USD versus ZAR	$11.39	01/09/2015	4,000,000	76	29	(47)
Call - Valeant Pharmaceuticals	$135.00	12/22/2014	149	99	175	76
International Inc
Put - Materials Select Sector SPDR Fund	$45.00	12/22/2014	1,085	81	7	(74)
Put - S&P 500 Index	$1,950.00	03/23/2015	600	2,222	1,884	(338)
Put - S&P 500 Index	$2,025.00	12/22/2014	151	149	152	3
Put - S&P 500 Index	$1,850.00	09/16/2015	600	3,770	3,498	(272)
Total				$7,434	$7,086	$(348)

				Upfront Premiums		Unrealized
Written Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - Cheniere Energy Inc	$1,150.00	12/22/2014	208	$(24)	$(5)	$19
Call - iShares MSCI Japan ETF	$92.50	03/23/2015	2,690	(34)	(16)	18
Call - Time Warner Cable Inc	$130.00	01/20/2015	2	(2)	(4)	(2)
Call - USD versus KRW	$13.00	01/09/2015	16,000,000	(61)	(50)	11
Put - CVS Health Corp	$130.00	01/19/2015	54	(4)	(7)	(3)
Put - S&P 500 Index	$1,800.00	03/23/2015	300	(494)	(413)	81
Put - S&P 500 Index	$1,675.00	09/16/2015	600	(2,038)	(1,898)	140
Total				$(2,657)	$(2,393)	$264

Amounts in thousands except contracts

Synthetic Futures

						Unrealized
Counterparty (Issuer)	Reference Entity			Expiration Date	Notional Value	Appreciation/(Depreciation)
Bank of America NA	Canada 10 Year Bond Future; March 2015			03/31/2015	$6,166	$83
Bank of America NA	Euro 30 Year Bond Future; December 2014			12/10/2014	1,118	61
Bank of America NA	Euro Bund 10 Year Bund Future; December 2014			12/10/2014	14,083	358
Bank of America NA	Euro-Bobl 5 Year Future; December 2014			12/10/2014	7,796	39
Bank of America NA	Euro-Schatz 2 Year Future; December 2014			12/10/2014	10,999	(5)
Bank of America NA	Tel Aviv 25 Index Future; December 2014			12/26/2014	375	8
Bank of America NA	UK 10 Year Gilt Future; March 2015			03/31/2015	7,687	71
Bank of America NA	US 10 Year Note Future; March 2015			03/31/2015	4,405	41
Bank of America NA	US 2 Year Note Future; March 2015			03/31/2015	8,099	10
Bank of America NA	US 5 Year Note Future; March 2015			03/31/2015	2,378	12
Bank of America NA	US Long Bond Future; March 2015			03/31/2015	1,829	25
Bank of America NA	WIG 20 Index Future; December 2014			12/19/2014	(31)	1
Morgan Stanley	HSCEI China Index Future; December 2014			12/31/2014	1,044	36
Morgan Stanley	MSCI Taiwan Index Future; December 2014			12/30/2014	1,158	10
Morgan Stanley	SGX CNX Nifty Index Future; December 2014			12/24/2014	86	—
Morgan Stanley	Swiss Market Index Future; December 2014			12/19/2014	(6,683)	(410)
Morgan Stanley	Taiwan TAIEX Index Future; December 2014			12/17/2014	235	4
Total						$344

Amounts in thousands

Total Return Equity Basket Swaps

						Unrealized
Counterparty	Fund Pays	Fund Receives		Expiration Date	Fair Value	Appreciation/(Depreciation)
Bank of America NA	Floating rate based on the	Total return on a custom basket of long		08/15/2019	$(316)	$7
	Federal Funds Rate	and short securities traded in USD
	plus/less spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long		04/10/2015	428	11
	month LIBOR plus/less	and short securities traded in USD
	spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long		01/22/2015	1,850	874
	week LIBOR plus/less	and short securities traded in GBP
	spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long		08/20/2015	1,441	254
	week EUR LIBOR	and short French securities
	plus/less spread
Deutsche Bank AG	Floating rate based on the	Total return on a custom basket of long		10/16/2015	290	(13)
Overnight RBA Cash Rate		and short securities traded in AUD
	plus/less spread
Morgan Stanley	Floating rate based on 1	Total return on a custom basket of long		08/07/2015	(4,025)	(122)
	month Euribor plus/less	and short securities traded in EUR
	spread

See accompanying notes.

			Schedule of Investments
Global Multi-Strategy Fund
November 30, 2014 (unaudited)

Total Return Equity Basket Swaps (continued)

						Unrealized
Counterparty	Fund Pays		Fund Receives	Expiration Date	Fair Value	Appreciation/(Depreciation)
Morgan Stanley	Floating rate based on 1	Total return on a custom basket of long		08/07/2015	$—	$3
	month LIBOR plus/less	and short securities traded in JPY
	spread
Morgan Stanley	Floating rate based on 1	Total return on a custom basket of long		08/07/2015	7,818	71
	month LIBOR plus/less	and short securities traded in USD
	spread
Morgan Stanley	Floating rate based on the	Total return on a custom basket of long		08/19/2016	2,114	(515)
	Bank of Japan Estimate	and short securities traded in JPY
	Unsecured Overnight Call
	Rate plus/less spread
Morgan Stanley	Floating rate based on the	Total return on a custom basket of long		09/04/2015	10,610	2,742
	Federal Funds Rate	and short securities traded in USD
	plus/less spread
Total					$20,210	$3,312

Amounts in thousands

Reverse Repurchase Agreements

Counterparty	Coupon Rate		Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
Barclays Bank PLC		(0.10%)	01/15/2015	$35,611		$(35,613)
Barclays Bank PLC		(0.10%)	11/14/2015	9,750		(9,750)
Barclays Bank PLC		(0.10%)	11/21/2015	3,900		(3,900)
Barclays Bank PLC		(0.10%)	11/02/2015	3,412		(3,413)
Barclays Bank PLC		(0.45%)	07/12/2015	3,944		(3,950)
Barclays Bank PLC		(0.45%)	08/08/2015	4,806		(4,813)
Barclays Bank PLC		(0.12%)	01/08/2015	20,909		(20,912)
Total						$(82,351)

Amounts in thousands

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2014 (unaudited)

Short Sales Outstanding

COMMON STOCKS - (13.56)%	Shares	Value	(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Advertising - (0.02)%					Beverages (continued)
Alliance Data Systems Corp (a)	1,262		$361		Monster Beverage Corp (a)	15,570		$1,746
DKSH Holding AG	1,400		107					$6,121
			$468		Biotechnology - (0.23)%
Aerospace & Defense - 0.00%					Acorda Therapeutics Inc (a)	1,645		60
Finmeccanica SpA (a)	5,736		56		Alexion Pharmaceuticals Inc (a)	1,220		238
MTU Aero Engines AG	329		29		Cubist Pharmaceuticals Inc (a)	6,910		524
			$85		Medicines Co/The (a)	25,480		683
					Momenta Pharmaceuticals Inc (a)	104,293		1,223
Agriculture - (0.04)%					Regeneron Pharmaceuticals Inc (a)	4,263		1,774
Reynolds American Inc	12,321		812		Vertex Pharmaceuticals Inc (a)	2,550		301
								$4,803

Airlines - (0.04)%					Building Materials - (0.08)%
(a)
JetBlue Airways Corp	37,849		553		Holcim Ltd (a)	21,838		1,612
SkyWest Inc	25,660		321
			$874
					Chemicals - (0.43)%
Apparel - (0.23)%					Air Products & Chemicals Inc	17,120		2,463
Adidas AG	4,980		400		Albemarle Corp	29,037		1,714
Nike Inc	12,581		1,249		BASF SE	3,952		358
Perry Ellis International Inc (a)	11,410		301
					CF Industries Holdings Inc	1,320		354
Ralph Lauren Corp	9,460		1,749		Clariant AG (a)	13,221		239
Tod's SpA	970		89		Eastman Chemical Co	3,476		288
VF Corp	14,240		1,071		K+S AG	14,832		445
			$4,859		Kraton Performance Polymers Inc (a)	34,700		639
Automobile Manufacturers - (0.17)%					Novozymes A/S	5,867		258
					OCI NV (a)	21,233		762
Bayerische Motoren Werke AG	2,019		231
Daimler AG	1,419		119		PPG Industries Inc	2,050		448
General Motors Co	27,980		935		Solvay SA	169		23
Tesla Motors Inc (a)	5,913		1,446		Syngenta AG	1,625		535
Volvo AB - B Shares	65,629		718		Wacker Chemie AG	2,527		293
			$3,449					$8,819

Automobile Parts & Equipment - (0.14)%					Coal - (0.06)%
					Alpha Natural Resources Inc (a)	7,871		17
BorgWarner Inc	13,678		774
Goodyear Tire & Rubber Co/The	52,630		1,443		Consol Energy Inc	15,110		591
Nokian Renkaat OYJ	20,587		580		Peabody Energy Corp	56,580		572
Rheinmetall AG	1,987		84					$1,180
			$2,881		Commercial Services - (0.39)%
Banks - (0.54)%					Abertis Infraestructuras SA	2,061		44
Banca Popolare dell'Emilia Romagna SC (a)	2,794		20		Career Education Corp (a)	73,120		428
Banco Bilbao Vizcaya Argentaria SA	11,308		121		Cintas Corp	8,250		604
					Gartner Inc (a)	12,580		1,075
Banco de Sabadell SA	113,987		323
Banco Popolare SC (a)	13,536		186		Kelly Services Inc	37,810		584
					Live Nation Entertainment Inc (a)	27,210		729
Banco Popular Espanol SA	73,783		405
Banco Santander SA	4,533		41		Moody's Corp	6,643		671
Bankia SA (a)	62,593		110		Quanta Services Inc (a)	20,370		621
BB&T Corp	11,435		430		SGS SA	52		112
Citigroup Inc	9,980		539		Towers Watson & Co	25,980		2,935
Comerica Inc	4,800		224		Wirecard AG	9,656		409
Commerzbank AG (a)	25,986		397					$8,212
Credit Suisse Group AG (a)	37,218		993
					Computers - (0.10)%
Deutsche Bank AG	5,838		191		Gemalto NV	842		72
Fifth Third Bancorp	23,010		463		Indra Sistemas SA	9,273		95
KBC Groep NV (a)	1,780		102		NCR Corp (a)	13,780		408
M&T Bank Corp	31,539		3,975		SanDisk Corp	2,979		308
Morgan Stanley	15,790		555		Teradata Corp (a)	28,400		1,282
PNC Financial Services Group Inc/The	5,310		464					$2,165
Regions Financial Corp	39,765		400
SVB Financial Group (a)	4,350		457		Consumer Products - (0.02)%
Svenska Handelsbanken AB	2,414		118		Church & Dwight Co Inc	5,210		400
UBS AG (a)	26,754		480
Zions Bancorporation	15,430		433		Cosmetics & Personal Care - (0.08)%
			$11,427		Beiersdorf AG	1,166		103
Beverages - (0.30)%					Estee Lauder Cos Inc/The	19,462		1,443
Anheuser-Busch InBev NV	685		80					$1,546
Constellation Brands Inc (a)	5,346		515
					Distribution & Wholesale - (0.10)%
Davide Campari-Milano SpA	3,963		28		Fastenal Co	7,590		343
Keurig Green Mountain Inc	8,080		1,148		Genuine Parts Co	2,510		258
Molson Coors Brewing Co	33,660		2,604

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2014 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value	(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Distribution & Wholesale (continued)					Food (continued)
WW Grainger Inc	5,982		$1,470		Hormel Foods Corp	9,349		$496
			$2,071		Marine Harvest ASA	17,850		253
					Metro AG (a)	5,925		201
Diversified Financial Services - (0.20)%					Post Holdings Inc (a)	1,246		50
Charles Schwab Corp/The	20,881		591		Suedzucker AG	12,867		200
Deutsche Boerse AG	551		40		Tyson Foods Inc	27,364		1,159
Element Financial Corp (a)	9,832		124
					WhiteWave Foods Co/The (a)	35,370		1,296
Intercontinental Exchange Inc	7,030		1,589					$4,476
Julius Baer Group Ltd (a)	17,009		770
T Rowe Price Group Inc	10,837		905		Forest Products & Paper - (0.02)%
			$4,019		MeadWestvaco Corp	8,510		381

Electric - (0.75)%
A2A SpA	213,046		222		Gas - (0.03)%
Alliant Energy Corp	3,990		251		Sempra Energy	5,230		584
Consolidated Edison Inc	42,030		2,654
Dominion Resources Inc/VA	2,925		212		Hand & Machine Tools - (0.13)%
Edison International	4,394		279		Lincoln Electric Holdings Inc	19,686		1,418
Enel Green Power SpA	55,705		134		Sandvik AB	52,883		554
Exelon Corp	23,959		867		Schindler Holding AG - PC	158		22
Integrys Energy Group Inc	41,560		3,027		Snap-on Inc	5,827		789
NextEra Energy Inc	35,294		3,684					$2,783
NRG Yield Inc	7,089		336
PPL Corp	27,820		989		Healthcare - Products - (0.64)%
SCANA Corp	21,410		1,221		Becton Dickinson and Co	2,265		318
Westar Energy Inc	13,360		522		Cooper Cos Inc/The	7,414		1,252
Wisconsin Energy Corp	20,944		1,035		DENTSPLY International Inc	24,680		1,357
			$15,433		Edwards Lifesciences Corp (a)	21,920		2,842
					Elekta AB	55,346		564
Electrical Components & Equipment - (0.08)%					Getinge AB	3,509		81
Energizer Holdings Inc	2,608		339		Haemonetics Corp (a)	26,370		974
General Cable Corp	23,674		326		Hanger Inc (a)	12,780		274
Hubbell Inc	3,470		370		Henry Schein Inc (a)	6,280		862
SunPower Corp (a)	15,446		435
					IDEXX Laboratories Inc (a)	2,660		397
			$1,470		Intuitive Surgical Inc (a)	1,330		689
Electronics - (0.25)%					Luminex Corp (a)	20,690		383
Amphenol Corp	9,038		485		Medtronic Inc	30,204		2,231
Avnet Inc	48,370		2,118		Qiagen NV (a)	3,235		77
Electro Scientific Industries Inc	18,640		134		STERIS Corp	3,667		234
FLIR Systems Inc	10,500		333		Varian Medical Systems Inc (a)	4,220		373
Trimble Navigation Ltd (a)	31,660		891		William Demant Holding A/S (a)	2,712		194
Tyco International PLC	14,740		632		Wright Medical Group Inc (a)	7,954		233
Vishay Intertechnology Inc	17,841		247					$13,335
Waters Corp (a)	3,800		440
					Healthcare - Services - (0.31)%
			$5,280		Community Health Systems Inc (a)	36,780		1,732
Energy - Alternate Sources - (0.01)%					Fresenius Medical Care AG & Co KGaA	585		43
Vestas Wind Systems A/S (a)	8,010		296		Humana Inc	3,460		477
					Kindred Healthcare Inc	3,187		63
					Laboratory Corp of America Holdings (a)	3,791		397
Engineering & Construction - (0.11)%					Mednax Inc (a)	5,408		354
Bilfinger SE	6,195		367		Rhoen Klinikum AG	1,476		43
Fraport AG Frankfurt Airport Services	1,851		113		WellCare Health Plans Inc (a)	11,000		811
Worldwide					WellPoint Inc	19,459		2,489
Jacobs Engineering Group Inc (a)	19,120		888
								$6,409
KBR Inc	33,130		558
Obrascon Huarte Lain SA	16,197		440		Holding Companies - Diversified - (0.02)%
YIT OYJ	8,111		55		Bollore SA	26		13
			$2,421		Leucadia National Corp	16,484		381
								$394
Entertainment - 0.00%
GTECH SpA	288		7		Home Builders - (0.21)%
					DR Horton Inc	31,280		797
					Lennar Corp	20,690		978
Environmental Control - (0.02)%					M/I Homes Inc (a)	14,830		340
Clean Harbors Inc (a)	7,490		350
					Pulte Group Inc	36,040		780
					Toll Brothers Inc (a)	41,480		1,451
Food - (0.21)%								$4,346
Barry Callebaut AG (a)	43		46
Chr Hansen Holding A/S	1,256		53		Insurance - (0.79)%
					Allianz SE	824		142
Colruyt SA	1,969		92		American Equity Investment Life Holding Co	47,640		1,286
Dean Foods Co	36,950		630		American Financial Group Inc/OH	31,210		1,885

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2014 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000	's)	COMMON STOCKS (continued)	Shares	Value (000	's)

Insurance (continued)				Media (continued)
American International Group Inc	38,540	$2,112		Mediaset Espana Comunicacion SA (a)	18,973	$233
Arthur J Gallagher & Co	15,130	726		Mediaset SpA (a)	106,744	433
Assicurazioni Generali SpA	17,702	383		Modern Times Group MTG AB	4,236	135
Everest Re Group Ltd	3,680	646		News Corp (a)	106,860	1,659
Genworth Financial Inc (a)	93,920	854		Nielsen NV	9,780	409
Hartford Financial Services Group Inc/The	41,320	1,706		Schibsted ASA	13,153	865
HCC Insurance Holdings Inc	17,350	921		Twenty-First Century Fox Inc - A Shares	36,480	1,343
Lincoln National Corp	29,160	1,651				$10,219
Mapfre SA	63,196	232
Mediolanum SpA	34,413	239		Metal Fabrication & Hardware - (0.05)%
MGIC Investment Corp (a)	48,019	447		Assa Abloy AB	2,901	158
				RTI International Metals Inc (a)	12,570	288
Prudential Financial Inc	14,310	1,216
Radian Group Inc	58,113	991		SKF AB	4,356	90
RenaissanceRe Holdings Ltd	1,117	109		Tenaris SA	24,309	401
Unum Group	17,610	585				$937
XL Group PLC	13,440	477		Mining - (0.10)%
Zurich Insurance Group AG (a)	54	17		Alcoa Inc	4,989	86
		$16,625		Freeport-McMoRan Inc	42,260	1,135
Internet - (0.66)%				Newmont Mining Corp	27,020	497
				Stillwater Mining Co (a)	46,620	612
Blue Nile Inc (a)	7,050	244
Equinix Inc	25,625	5,821				$2,330
LinkedIn Corp (a)	1,390	315		Miscellaneous Manufacturing - (0.06)%
VeriSign Inc (a)	80,307	4,826		Alfa Laval AB	6,607	131
XO Group Inc (a)	6,230	90		Donaldson Co Inc	11,680	456
Yahoo! Inc (a)	47,730	2,470		Lydall Inc (a)	7,220	192
		$13,766		Siemens AG	975	115
Investment Companies - 0.00%				Sulzer AG	221	25
Ares Capital Corp	235	4		Trinity Industries Inc	11,630	373
Prospect Capital Corp	484	5				$1,292
		$9		Oil & Gas - (0.53)%
Iron & Steel - (0.16)%				Apache Corp	21,230	1,361
Allegheny Technologies Inc	18,380	619		Cabot Oil & Gas Corp	26,966	891
				Gulfport Energy Corp (a)	26,606	1,270
ArcelorMittal	83,367	1,021
Reliance Steel & Aluminum Co	8,485	543		Helmerich & Payne Inc	4,245	295
				Newfield Exploration Co (a)	15,480	421
Salzgitter AG	3,817	126
SSAB AB - A Shares (a)	12,865	91		Noble Corp PLC	57,560	1,036
ThyssenKrupp AG	18,077	477		QEP Resources Inc	33,590	687
United States Steel Corp	10,668	356		Range Resources Corp	27,420	1,800
		$3,233		Rowan Cos PLC	73,649	1,603
				Seadrill Ltd	41,169	588
Leisure Products & Services - (0.19)%				Transocean Ltd	11,051	232
Carnival Corp	60,860	2,688		Whiting Petroleum Corp (a)	20,695	864
Harley-Davidson Inc	6,840	477				$11,048
Polaris Industries Inc	5,629	882
		$4,047		Oil & Gas Services - (0.21)%
				Flotek Industries Inc (a)	33,260	648
Lodging - (0.02)%				Fred Olsen Energy ASA	2,320	24
Marriott International Inc/DE	5,160	407		Fugro NV	10,520	241
				Halliburton Co	18,333	774
				National Oilwell Varco Inc	7,450	499
Machinery - Construction & Mining - (0.05)%				Petroleum Geo-Services ASA	1,759	9
Atlas Copco AB - A Shares	12,423	358		Saipem SpA (a)	7,216	103
Caterpillar Inc	6,932	698		SBM Offshore NV (a)	63,328	854
		$1,056		SEACOR Holdings Inc (a)	13,060	929
Machinery - Diversified - (0.30)%				TGS Nopec Geophysical Co ASA	10,189	227
AGCO Corp	8,460	357				$4,308
CNH Industrial NV	56,063	439		Packaging & Containers - (0.07)%
FLSmidth & Co A/S	7,227	306		Owens-Illinois Inc (a)	40,850	1,047
Hexagon AB	12,708	404		Rock-Tenn Co	6,480	368
Kone OYJ	10,072	463
Nordson Corp	7,090	554				$1,415
Wabtec Corp/DE	40,650	3,597		Pharmaceuticals - (0.29)%
Zardoya Otis SA	9,359	100		Actavis PLC (a)	1,039	281
		$6,220		Eli Lilly & Co	15,480	1,054
				Endo International PLC (a)	10,838	793
Media - (0.49)%
Comcast Corp - Class A	61,827	3,526		Galenica AG	12	10
EW Scripps Co/The (a)	9,775	191		Grifols SA	15,804	704
Liberty Global PLC - A Shares (a)	8,133	423		H Lundbeck A/S	5,907	132
Liberty Global PLC - C Shares (a)	20,072	1,002		Mead Johnson Nutrition Co	8,559	889

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2014 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value	(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Pharmaceuticals (continued)					Semiconductors (continued)
Omnicare Inc	780		$55		KLA-Tencor Corp	15,504		$1,077
Perrigo Co PLC	11,870		1,902		Lam Research Corp	101,909		8,422
STADA Arzneimittel AG	3,713		134		Microchip Technology Inc	55,801		2,519
UCB SA	715		56		Micron Technology Inc (a)	61,503		2,211
			$6,010		Skyworks Solutions Inc	10,950		739
					SunEdison Inc (a)	102,117		2,211
Pipelines - (0.19)%					Ultratech Inc (a)	14,350		279
Koninklijke Vopak NV	7,309		367					$24,781
Spectra Energy Corp	59,030		2,236
Williams Cos Inc/The	24,970		1,292		Software - (0.43)%
			$3,895		Akamai Technologies Inc (a)	8,030		519
					Amadeus IT Holding SA	5,043		201
REITS - (0.62)%					ANSYS Inc (a)	3,738		312
American Realty Capital Properties Inc	14,001		132		Autodesk Inc (a)	8,100		502
AvalonBay Communities Inc	9,075		1,459		Cerner Corp (a)	44,652		2,876
Duke Realty Corp	22,513		437		Digital River Inc (a)	12,330		313
Health Care REIT Inc	31,372		2,311		Interactive Intelligence Group Inc (a)	19,970		903
Iron Mountain Inc	33,853		1,287		Medidata Solutions Inc (a)	7,640		326
Klepierre	7,216		324		Paychex Inc	7,100		337
Macerich Co/The	13,156		1,040		Red Hat Inc (a)	4,550		283
Omega Healthcare Investors Inc	12,827		490		Salesforce.com Inc (a)	20,600		1,233
Realty Income Corp	21,356		992		SAP SE	12,988		915
SL Green Realty Corp	3,690		428		Software AG	9,868		262
Starwood Property Trust Inc	19,461		468					$8,982
Taubman Centers Inc	10,107		804
UDR Inc	24,100		742		Telecommunications - (0.33)%
Ventas Inc	19,359		1,385		Altice SA (a)	3,951		265
Washington Prime Group Inc	21,391		369		AT&T Inc	37,668		1,333
			$12,668		Belgacom SA	311		12
					Elisa OYJ	3,961		115
Retail - (0.67)%					Leap Wireless International Inc - Rights (a),(b)	7,565		19
Biglari Holdings Inc (a)	560		208
Cabela's Inc (a)	10,697		580		Lumos Networks Corp	16,390		271
CarMax Inc (a)	12,353		704		Motorola Solutions Inc	18,080		1,188
Chipotle Mexican Grill Inc (a)	1,650		1,095		Oplink Communications Inc	15,494		375
					Palo Alto Networks Inc (a)	7,157		880
Cie Financiere Richemont SA	3,955		371		RF Micro Devices Inc (a)	106,390		1,554
Costco Wholesale Corp	2,100		298		Telecom Italia SpA (a)	280,975		316
Dollar Tree Inc (a)	11,835		809
Dufry AG (a)	237		38		Telefonica SA	1,723		28
					Telefonica SA - Rights (a)	1,723		1
Foot Locker Inc	7,286		417		Telenet Group Holding NV (a)	751		43
Group 1 Automotive Inc	5,930		531		ViaSat Inc (a)	5,710		379
Inditex SA	9,645		281		Vodafone Group PLC ADR	1		—
Lumber Liquidators Holdings Inc (a)	8,340		530
								$6,779
Luxottica Group SpA	1,123		60
MarineMax Inc (a)	15,100		279		Textiles - (0.03)%
MSC Industrial Direct Co Inc	7,320		569		Mohawk Industries Inc (a)	4,489		689
Nordstrom Inc	11,150		851
Pep Boys-Manny Moe & Jack/The (a)	52,520		512
Ross Stores Inc	7,769		711		Transportation - (0.12)%
					Cargotec Oyj	13,487		438
Salvatore Ferragamo SpA	24,822		676		Hornbeck Offshore Services Inc (a)	20,980		557
Signet Jewelers Ltd	7,648		1,002		Kansas City Southern	3,604		429
Sonic Automotive Inc	10,770		277
Swatch Group AG/The - BR	1,913		944		Kuehne + Nagel International AG	1,546		209
Tiffany & Co	4,428		478		Panalpina Welttransport Holding AG	1,437		197
					Scorpio Tankers Inc	10,274		85
Tractor Supply Co	3,460		266		Tidewater Inc	10,887		336
Williams-Sonoma Inc	7,789		581
World Duty Free SpA (a)	8,374		81		TNT Express NV	4,050		27
					UTI Worldwide Inc (a)	19,036		225
World Fuel Services Corp	15,320		694
			$13,843					$2,503
					Water - (0.03)%
Savings & Loans - (0.01)%					Aqua America Inc	27,980		744
Sterling Bancorp/DE	12,352		165

					TOTAL COMMON STOCKS (proceeds $263,631)			$281,739
Semiconductors - (1.20)%					PREFERRED STOCKS - (0.03)%	Shares	Value	(000	's)
Aixtron SE (a)	35,264		418
Altera Corp	11,730		441		Automobile Manufacturers - (0.01)%
Analog Devices Inc	23,200		1,268		Volkswagen AG	588		136
Applied Materials Inc	83,370		2,005
ASML Holding NV	10,153		1,072
Exar Corp (a)	53,880		492
Intel Corp	17,204		641
International Rectifier Corp (a)	24,710		986

See accompanying notes.

			Schedule of Investments
			Global Multi-Strategy Fund
			November 30, 2014 (unaudited)

			Short Sales Outstanding

PREFERRED STOCKS (continued)		Shares	Value (000	's)

Chemicals - (0.02)%
Fuchs Petrolub SE		7,976	$329

TOTAL PREFERRED STOCKS (proceeds $438)			$465
	Principal
BONDS - (3.61)%	Amount (000's)		Value (000	's)

Banks - (0.46)%
Bangkok Bank PCL/Hong Kong
4.80%, 10/18/2020		$5,000	$5,472
VTB Bank OJSC Via VTB Capital SA
6.47%, 03/04/2015		4,000	4,018
			$9,490

Electric - (0.20)%
Saudi Electricity Global Sukuk Co 2
3.47%, 04/08/2023		4,000	4,065

Holding Companies - Diversified - (0.12)%
Sinochem Overseas Capital Co Ltd
6.30%, 11/12/2040		2,000	2,522

Iron & Steel - (0.32)%
Vale SA
3.75%, 01/10/2023	EUR	5,000	6,668

Mining - (0.10)%
Corp Nacional del Cobre de Chile
4.50%, 08/13/2023		$2,000	2,144

Oil & Gas - (0.91)%
Petroleos de Venezuela SA
9.75%, 05/17/2035		5,000	2,675
Petronas Capital Ltd
7.88%, 05/22/2022		10,500	13,867
PTTEP Canada International Finance Ltd
6.35%, 06/12/2042		2,000	2,361
			$18,903

Real Estate - (0.09)%
Country Garden Holdings Co Ltd
7.50%, 01/10/2023		1,000	983
KWG Property Holding Ltd
8.63%, 02/05/2020		1,000	987
			$1,970

Sovereign - (1.16)%
Portugal Obrigacoes do Tesouro OT
4.45%, 06/15/2018	EUR	7,000	9,653
Republic of Serbia
7.25%, 09/28/2021		$3,000	3,438
South Africa Government International Bond
5.88%, 09/16/2025		5,000	5,713
Sri Lanka Government International Bond
6.25%, 07/27/2021		5,000	5,338
			$24,142

Telecommunications - (0.25)%
Portugal Telecom International Finance BV
4.63%, 05/08/2020	EUR	4,000	5,142

TOTAL BONDS (proceeds $75,543)			$75,046
TOTAL SHORT SALES (proceeds $339,612)			$357,250

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $19 or 0.00% of net assets.

See accompanying notes.

     Schedule of Investments Global Opportunities Fund November 30, 2014 (unaudited)

COMMON STOCKS - 96.54%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 2.10%					Home Builders - 0.51%
Lockheed Martin Corp	63,809		$12,223		Barratt Developments PLC	1,008,097		$7,229
United Technologies Corp	159,949		17,607
			$29,830		Insurance - 3.62%
Agriculture - 7.79%					Direct Line Insurance Group PLC	3,123,125		14,351
Archer-Daniels-Midland Co	464,561		24,473		Everest Re Group Ltd	111,534		19,562
Imperial Tobacco Group PLC	633,870		29,261		Hannover Rueck SE	196,649		17,543
Japan Tobacco Inc	523,061		16,767					$51,456
KT&G Corp	160,441		14,056		Internet - 1.99%
Philip Morris International Inc	302,928		26,334		Google Inc - A Shares (a)	33,345		18,309
			$110,891		Google Inc - C Shares (a)	18,467		10,006
Automobile Manufacturers - 3.89%								$28,315
Fuji Heavy Industries Ltd	417,800		15,261		Investment Companies - 1.01%
Toyota Motor Corp	652,483		40,115		Investor AB	384,454		14,426
			$55,376

Automobile Parts & Equipment - 1.96%					Media - 4.05%
Bridgestone Corp	556,800		19,147		Comcast Corp - Class A	384,644		21,940
Lear Corp	91,590		8,784		ITV PLC	3,231,582		10,769
			$27,931		Shaw Communications Inc	380,900		10,283
Banks - 8.53%					Time Warner Inc	171,697		14,615
KeyCorp	1,319,682		17,816					$57,607
Royal Bank of Canada	278,600		20,261		Miscellaneous Manufacturing - 1.87%
Sumitomo Mitsui Financial Group Inc	683,440		25,660		Danaher Corp	153,943		12,864
Toronto-Dominion Bank/The	424,600		21,395		Siemens AG	116,681		13,791
Wells Fargo & Co	664,212		36,186					$26,655
			$121,318
					Oil & Gas - 2.82%
Beverages - 0.77%					Royal Dutch Shell PLC - A Shares	475,561		15,825
Anheuser-Busch InBev NV	93,735		11,017		Statoil ASA	934,419		17,689
					Valero Energy Corp	136,681		6,644
Biotechnology - 4.36%								$40,158
Amgen Inc	94,298		15,588		Pharmaceuticals - 13.20%
Gilead Sciences Inc (a)	463,214		46,470
					Cardinal Health Inc	190,726		15,676
			$62,058		McKesson Corp	163,943		34,552
Computers - 5.05%					Mylan Inc/PA (a)	211,241		12,381
Apple Inc	335,424		39,892		Novartis AG	210,779		20,383
DST Systems Inc	175,230		17,392		Pfizer Inc	883,989		27,536
Hewlett-Packard Co	372,330		14,543		Roche Holding AG	130,219		38,967
			$71,827		Shire PLC	536,965		38,275
								$187,770
Distribution & Wholesale - 0.56%
ITOCHU Corp	689,900		7,931		Real Estate - 2.60%
					Brookfield Asset Management Inc	426,100		21,423
					Cheung Kong Holdings Ltd	851,000		15,585
Diversified Financial Services - 1.01%								$37,008
ORIX Corp	518,000		6,847
Shinhan Financial Group Co Ltd	168,701		7,544		REITS - 1.00%
			$14,391		Duke Realty Corp	733,276		14,255

Electric - 4.06%
Enel SpA	2,831,803		13,661		Retail - 3.98%
Huaneng Power International Inc	9,690,000		11,374		Alimentation Couche-Tard Inc	302,600		10,717
Korea Electric Power Corp	448,686		18,599		Home Depot Inc/The	200,556		19,935
PPL Corp	397,590		14,126		Wal-Mart Stores Inc	296,136		25,924
			$57,760					$56,576

Electronics - 1.10%					Software - 3.72%
Omron Corp	336,100		15,644		Microsoft Corp	428,979		20,510
					Oracle Corp	765,008		32,444
								$52,954
Food - 4.48%
Aryzta AG (a)	242,416		19,321		Telecommunications - 6.48%
Kroger Co/The	481,256		28,798		Belgacom SA	366,058		14,452
Tyson Foods Inc	367,948		15,579		Nippon Telegraph & Telephone Corp	340,200		18,192
			$63,698		Orange SA	1,298,514		22,883
					Telekom Malaysia Bhd	7,633,900		15,980
Gas - 1.19%					Verizon Communications Inc	408,608		20,671
Gas Natural SDG SA	600,242		17,003					$92,178

					Transportation - 0.64%
Healthcare - Services - 2.20%					Seino Holdings Co Ltd	968,000		9,111
HCA Holdings Inc (a)	244,133		17,014
Universal Health Services Inc	136,217		14,251		TOTAL COMMON STOCKS			$1,373,638
			$31,265

See accompanying notes.

			Schedule of Investments
			Global Opportunities Fund
			November 30, 2014 (unaudited)

INVESTMENT COMPANIES - 3.26%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 3.26%
Morgan Stanley Institutional Liquidity Funds -	46,423,150		$46,423
Government Portfolio

TOTAL INVESTMENT COMPANIES			$46,423
Total Investments			$1,420,061
Other Assets in Excess of Liabilities, Net - 0.20%			$2,912
TOTAL NET ASSETS - 100.00%			$1,422,973

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Country			Percent
United States			50.72%
Japan			12.27%
Canada			5.93%
Switzerland			5.53%
United Kingdom			4.33%
Korea, Republic Of			2.83%
Ireland			2.69%
Germany			2.20%
Belgium			1.79%
France			1.61%
Bermuda			1.38%
Norway			1.24%
Spain			1.19%
Malaysia			1.12%
Netherlands			1.11%
Hong Kong			1.09%
Sweden			1.01%
Italy			0.96%
China			0.80%
Other Assets in Excess of Liabilities, Net			0.20%
TOTAL NET ASSETS			100.00%

See accompanying notes.

Schedule of Investments
International Equity Index Fund
November 30, 2014 (unaudited)

COMMON STOCKS - 97.81%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.40%					Automobile Parts & Equipment (continued)
Dentsu Inc	12,400		$465		GKN PLC	94,225		$507
Hakuhodo DY Holdings Inc	13,400		130		JTEKT Corp	11,800		196
JCDecaux SA	3,849		127		Koito Manufacturing Co Ltd	5,500		173
Publicis Groupe SA	10,697		786		NGK Insulators Ltd	15,000		333
WPP PLC	75,632		1,581		NGK Spark Plug Co Ltd	10,300		311
			$3,089		NHK Spring Co Ltd	9,100		79
					NOK Corp	5,500		137
Aerospace & Defense - 1.06%					Nokian Renkaat OYJ	6,513		184
Airbus Group NV	33,761		2,057		Pirelli & C. SpA	13,655		194
BAE Systems PLC	181,180		1,358		Stanley Electric Co Ltd	8,200		178
Cobham PLC	65,360		307		Sumitomo Electric Industries Ltd	43,300		564
Finmeccanica SpA (a)	23,232		225
					Sumitomo Rubber Industries Ltd	9,800		149
IHI Corp	80,000		405		Toyoda Gosei Co Ltd	3,700		72
Kawasaki Heavy Industries Ltd	82,000		361		Toyota Industries Corp	9,400		470
Meggitt PLC	46,249		363		Valeo SA	4,333		533
Rolls-Royce Holdings PLC (a)	108,289		1,421
					Yokohama Rubber Co Ltd/The	12,000		110
Safran SA	15,561		1,006					$9,481
Thales SA	5,343		283
Zodiac Aerospace	10,674		354		Banks - 14.34%
			$8,140		Aozora Bank Ltd	66,000		214
					Australia & New Zealand Banking Group Ltd	158,244		4,292
Agriculture - 1.48%					Banca Monte dei Paschi di Siena SpA (a)	249,658		203
British American Tobacco PLC	107,004		6,327		Banco Bilbao Vizcaya Argentaria SA	340,771		3,660
Golden Agri-Resources Ltd	405,000		143		Banco Comercial Portugues SA (a)	2,022,189		209
Imperial Tobacco Group PLC	54,942		2,536		Banco de Sabadell SA	195,822		555
Japan Tobacco Inc	63,100		2,023		Banco Espirito Santo SA (a),(b)	131,709		20
Swedish Match AB	11,510		397		Banco Popolare SC (a)	20,791		286
			$11,426		Banco Popular Espanol SA	102,539		563
Airlines - 0.22%					Banco Santander SA	709,473		6,385
ANA Holdings Inc	67,000		165		Bank Hapoalim BM	60,652		303
					Bank Leumi Le-Israel BM (a)	76,131		269
Cathay Pacific Airways Ltd	68,000		150
Deutsche Lufthansa AG	13,234		236		Bank of East Asia Ltd	73,600		308
					Bank of Ireland (a)	1,579,148		648
easyJet PLC	9,113		235
International Consolidated Airlines Group SA	58,508		418		Bank of Kyoto Ltd/The	20,000		168
(a)					Bank of Queensland Ltd	20,810		218
Japan Airlines Co Ltd	6,900		202		Bank of Yokohama Ltd/The	67,000		377
Qantas Airways Ltd (a)	31,520		51		Bankia SA (a)	264,462		463
Singapore Airlines Ltd	31,000		256		Bankinter SA	38,700		346
			$1,713		Barclays PLC	942,707		3,597
					Bendigo & Adelaide Bank Ltd	25,746		279
Apparel - 0.71%					BNP Paribas SA	60,808		3,903
Adidas AG	12,010		965		BOC Hong Kong Holdings Ltd	212,500		750
Asics Corp	9,200		234		CaixaBank SA	129,943		717
Burberry Group PLC	25,481		655		CaixaBank SA - Rights (a)	103,327		7
Christian Dior SA	3,130		600		Chiba Bank Ltd/The	43,000		286
LVMH Moet Hennessy Louis Vuitton SA	16,031		2,881		Chugoku Bank Ltd/The	9,300		130
Yue Yuen Industrial Holdings Ltd	42,500		152		Commerzbank AG (a)	55,553		848
			$5,487		Commonwealth Bank of Australia	93,072		6,383
					Credit Agricole SA	59,159		832
Automobile Manufacturers - 3.59%					Credit Suisse Group AG (a)	87,647		2,339
Bayerische Motoren Werke AG	19,007		2,171		Danske Bank A/S	37,635		1,068
Daihatsu Motor Co Ltd	11,000		151		DBS Group Holdings Ltd	99,000		1,504
Daimler AG	55,273		4,660		Deutsche Bank AG	79,178		2,584
Fiat Chrysler Automobiles NV (a)	50,268		628
					DNB ASA	56,101		931
Fuji Heavy Industries Ltd	33,700		1,231		Erste Group Bank AG	16,037		434
Hino Motors Ltd	14,800		199		Fukuoka Financial Group Inc	44,000		240
Honda Motor Co Ltd	93,600		2,830		Gunma Bank Ltd/The	22,000		131
Isuzu Motors Ltd	34,100		446		Hachijuni Bank Ltd/The	23,000		141
Mazda Motor Corp	31,000		804		Hang Seng Bank Ltd	43,900		731
Mitsubishi Motors Corp	36,700		377		Hiroshima Bank Ltd/The	29,000		140
Nissan Motor Co Ltd	142,700		1,331		Hokuhoku Financial Group Inc	70,000		142
Peugeot SA (a)	22,477		288
					HSBC Holdings PLC	1,099,269		10,939
Renault SA	11,034		885		ING Groep NV (a)	221,448		3,237
Suzuki Motor Corp	20,900		659		Intesa Sanpaolo SpA	668,075		2,056
Toyota Motor Corp	157,000		9,652		Intesa Sanpaolo SpA - RSP	53,530		144
Volkswagen AG	1,694		383		Iyo Bank Ltd/The	13,900		144
Volvo AB - B Shares	88,091		963		Joyo Bank Ltd/The	38,000		192
			$27,658		KBC Groep NV (a)	14,375		822
Automobile Parts & Equipment - 1.23%					Lloyds Banking Group PLC (a)	3,277,781		4,113
Aisin Seiki Co Ltd	11,000		393		Mediobanca SpA	34,618		310
Bridgestone Corp	37,300		1,283		Mitsubishi UFJ Financial Group Inc	732,000		4,216
Cie Generale des Etablissements Michelin	10,705		984		Mizrahi Tefahot Bank Ltd (a)	7,944		84
Continental AG	6,315		1,328		Mizuho Financial Group Inc	1,324,700		2,284
Denso Corp	27,900		1,303		National Australia Bank Ltd	135,808		3,762
See accompanying notes.					75

Schedule of Investments
International Equity Index Fund
November 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Banks (continued)					Chemicals (continued)
Natixis SA	53,671		$379		Croda International PLC	7,795		$299
Nordea Bank AB	174,366		2,177		Daicel Corp	16,000		184
Oversea-Chinese Banking Corp Ltd	167,000		1,341		EMS-Chemie Holding AG	470		174
Raiffeisen Bank International AG	6,727		139		Givaudan SA (a)	530		944
Resona Holdings Inc	126,700		684		Hitachi Chemical Co Ltd	6,000		111
Royal Bank of Scotland Group PLC (a)	145,147		896		Incitec Pivot Ltd	95,006		230
Seven Bank Ltd	34,200		148		Israel Chemicals Ltd	25,525		174
Shinsei Bank Ltd	95,000		179		Johnson Matthey PLC	11,763		610
Shizuoka Bank Ltd/The	31,000		298		JSR Corp	10,200		182
Skandinaviska Enskilda Banken AB	87,199		1,151		K+S AG	9,889		297
Societe Generale SA	41,600		2,065		Kaneka Corp	16,000		85
Standard Chartered PLC	141,799		2,073		Kansai Paint Co Ltd	13,000		207
Sumitomo Mitsui Financial Group Inc	73,100		2,745		Koninklijke DSM NV	9,894		651
Sumitomo Mitsui Trust Holdings Inc	190,440		792		Kuraray Co Ltd	19,800		241
Suruga Bank Ltd	10,400		198		LANXESS AG	5,254		261
Svenska Handelsbanken AB	28,653		1,398		Linde AG	10,662		2,007
Swedbank AB	51,986		1,363		Lonza Group AG (a)	3,038		357
UBS AG (a)	210,194		3,774		Mitsubishi Chemical Holdings Corp	77,800		401
UniCredit SpA	252,439		1,865		Mitsubishi Gas Chemical Co Inc	22,000		126
Unione di Banche Italiane SCpA	49,177		378		Mitsui Chemicals Inc	47,000		132
United Overseas Bank Ltd	74,000		1,360		Nippon Paint Holdings Co Ltd	10,000		259
Westpac Banking Corp	178,476		4,939		Nitto Denko Corp	9,000		475
Yamaguchi Financial Group Inc	12,000		120		Novozymes A/S	13,741		604
			$110,369		OCI NV (a)	4,838		174
					Shin-Etsu Chemical Co Ltd	23,600		1,589
Beverages - 2.43%					Solvay SA	3,404		468
Anheuser-Busch InBev NV	46,161		5,426		Sumitomo Chemical Co Ltd	86,000		325
Asahi Group Holdings Ltd	22,200		692		Symrise AG	7,079		423
Carlsberg A/S	6,141		546		Syngenta AG	5,336		1,758
Coca-Cola Amatil Ltd	32,876		255		Taiyo Nippon Sanso Corp	9,000		106
Coca-Cola HBC AG (a)	11,502		261
					Teijin Ltd	54,000		146
Diageo PLC	144,219		4,446		Yara International ASA	10,307		437
Heineken Holding NV	5,787		395					$24,192
Heineken NV	13,226		1,040
Kirin Holdings Co Ltd	47,100		604		Commercial Services - 1.41%
Pernod Ricard SA	12,189		1,444		Abertis Infraestructuras SA	23,205		496
Remy Cointreau SA	1,391		105		Adecco SA (a)	9,766		685
SABMiller PLC	55,518		3,084		Aggreko PLC	14,699		351
Suntory Beverage & Food Ltd	8,000		282		Ashtead Group PLC	28,895		475
Treasury Wine Estates Ltd	37,376		150		Atlantia SpA	23,702		597
			$18,730		Babcock International Group PLC	14,414		255
					Benesse Holdings Inc	3,800		116
Biotechnology - 0.25%					Brambles Ltd	89,752		741
CSL Ltd	27,244		1,911		Bunzl PLC	19,192		535
					Bureau Veritas SA	12,688		302
Building Materials - 1.13%					Capita PLC	37,948		634
Asahi Glass Co Ltd	58,000		280		Dai Nippon Printing Co Ltd	32,000		281
Boral Ltd	44,933		187		Edenred	11,821		341
Cie de St-Gobain	26,084		1,198		Experian PLC	56,872		899
CRH PLC	42,442		1,000		G4S PLC	89,070		384
Daikin Industries Ltd	13,500		896		Intertek Group PLC	9,263		338
Fletcher Building Ltd	39,486		253		ISS A/S (a)	5,329		151
Geberit AG	2,170		755		Park24 Co Ltd	5,700		86
HeidelbergCement AG	8,091		612		Randstad Holding NV	7,237		356
Holcim Ltd (a)	13,144		970		Recruit Holdings Co Ltd	8,200		269
Imerys SA	1,969		149		Secom Co Ltd	12,100		700
James Hardie Industries PLC	25,538		263		Securitas AB	17,975		217
Lafarge SA	10,723		762		SGS SA	314		678
LIXIL Group Corp	15,300		325		Toppan Printing Co Ltd	32,000		206
Rinnai Corp	2,100		156		Transurban Group	103,965		736
Sika AG	123		468					$10,829
Taiheiyo Cement Corp	68,000		213
TOTO Ltd	16,000		191		Computers - 0.42%
					AtoS	4,637		329
			$8,678		Cap Gemini SA	8,218		602
Chemicals - 3.14%					Computershare Ltd	27,140		266
Air Liquide SA	19,781		2,490		Fujitsu Ltd	107,000		612
Air Water Inc	9,000		146		Gemalto NV	4,547		387
Akzo Nobel NV	13,928		962		Itochu Techno-Solutions Corp	1,400		55
Arkema SA	3,751		255		Nomura Research Institute Ltd	6,500		202
Arkema SA - Rights (a)	3,291		10		NTT Data Corp	7,200		275
Asahi Kasei Corp	72,000		626		Otsuka Corp	2,700		93
BASF SE	52,725		4,778		TDK Corp	7,100		428
Brenntag AG	8,869		488					$3,249

See accompanying notes.

Schedule of Investments
International Equity Index Fund
November 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Consumer Products - 0.51%					Electric (continued)
Henkel AG & Co KGaA	6,711		$664		Power Assets Holdings Ltd	79,500		$758
Reckitt Benckiser Group PLC	37,306		3,056		Red Electrica Corp SA	6,212		569
Societe BIC SA	1,640		219		RWE AG	28,093		1,017
			$3,939		Shikoku Electric Power Co Inc	10,200		128
					SSE PLC	55,972		1,432
Cosmetics & Personal Care - 1.23%					Terna Rete Elettrica Nazionale SpA	86,538		418
Beiersdorf AG	5,786		514		Tohoku Electric Power Co Inc	26,000		301
Kao Corp	29,600		1,096		Tokyo Electric Power Co Inc (a)	83,000		303
L'Oreal SA	14,430		2,461					$18,489
Shiseido Co Ltd	20,700		308
Svenska Cellulosa AB SCA	33,733		795		Electrical Components & Equipment - 0.66%
Unicharm Corp	21,400		490		Brother Industries Ltd	13,500		252
Unilever NV - CVA	93,513		3,807		Casio Computer Co Ltd	11,600		175
			$9,471		Legrand SA	15,200		797
					Mabuchi Motor Co Ltd	1,400		111
Distribution & Wholesale - 0.94%					Nidec Corp	12,500		828
Hitachi High-Technologies Corp	3,600		104		Osram Licht AG (a)	5,108		212
ITOCHU Corp	86,400		993		Prysmian SpA	11,703		210
Jardine Cycle & Carriage Ltd	6,000		196		Schneider Electric SE	30,150		2,460
Li & Fung Ltd	336,000		373					$5,045
Marubeni Corp	94,800		597
Mitsubishi Corp	79,200		1,497		Electronics - 1.06%
Mitsui & Co Ltd	98,000		1,352		Hamamatsu Photonics KK	4,100		207
Rexel SA	16,006		296		Hirose Electric Co Ltd	1,700		215
Sumitomo Corp	64,600		689		Hoya Corp	24,400		867
Toyota Tsusho Corp	12,200		289		Ibiden Co Ltd	6,900		102
Wolseley PLC	15,301		857		Japan Display Inc	20,700		68
			$7,243		Keyence Corp	2,640		1,220
					Koninklijke Philips NV	54,917		1,653
Diversified Financial Services - 1.44%					Kyocera Corp	18,400		899
Aberdeen Asset Management PLC	52,814		371		Minebea Co Ltd	18,000		226
Acom Co Ltd (a)	22,900		68
					Murata Manufacturing Co Ltd	11,600		1,253
AEON Financial Service Co Ltd	6,600		142		NEC Corp	150,000		471
ASX Ltd	11,113		340		Nippon Electric Glass Co Ltd	23,000		105
Credit Saison Co Ltd	8,500		159		Omron Corp	11,700		545
Daiwa Securities Group Inc	95,000		765		Yaskawa Electric Corp	13,000		169
Deutsche Boerse AG	11,079		809		Yokogawa Electric Corp	12,300		155
Hargreaves Lansdown PLC	13,614		207					$8,155
Hong Kong Exchanges and Clearing Ltd	63,600		1,383
ICAP PLC	31,634		206		Energy - Alternate Sources - 0.06%
Investec PLC	31,702		293		Vestas Wind Systems A/S (a)	12,863		475
Japan Exchange Group Inc	15,000		385
Julius Baer Group Ltd (a)	12,848		582
					Engineering & Construction - 1.20%
London Stock Exchange Group PLC	12,946		455		ABB Ltd (a)	126,234		2,833
Macquarie Group Ltd	16,595		823		ACS Actividades de Construccion y Servicios	10,057		355
Mitsubishi UFJ Lease & Finance Co Ltd	28,300		133
Nomura Holdings Inc	208,500		1,254		SA
					Aeroports de Paris	1,704		209
Old Mutual PLC	281,609		880		Auckland International Airport Ltd	54,672		166
ORIX Corp	76,000		1,004
Partners Group Holding AG	996		286		Boskalis Westminster NV	4,940		277
					Bouygues SA	9,638		362
Schroders PLC	7,136		300		Cheung Kong Infrastructure Holdings Ltd	35,000		259
Singapore Exchange Ltd	46,000		258		Chiyoda Corp	9,000		80
			$11,103		Ferrovial SA	23,915		490
Electric - 2.40%					Fraport AG Frankfurt Airport Services	2,120		129
AusNet Services	98,313		110		Worldwide
Chubu Electric Power Co Inc	37,000		432		JGC Corp	12,000		258
Chugoku Electric Power Co Inc/The	17,000		219		Kajima Corp	49,000		194
CLP Holdings Ltd	109,000		948		Leighton Holdings Ltd	5,830		100
Contact Energy Ltd	21,048		101		Obayashi Corp	37,000		231
E.ON SE	114,868		2,034		Sembcorp Industries Ltd	56,000		196
EDP - Energias de Portugal SA	132,939		545		Shimizu Corp	34,000		232
Electric Power Development Co Ltd	6,700		232		Singapore Technologies Engineering Ltd	90,000		233
Electricite de France SA	13,881		416		Skanska AB	21,814		469
Enel Green Power SpA	100,459		242		Sydney Airport	62,339		235
Enel SpA	377,861		1,823		Taisei Corp	59,000		308
Fortum OYJ	25,498		640		Vinci SA	28,080		1,517
GDF Suez	83,105		2,048		WorleyParsons Ltd	12,045		114
Hokuriku Electric Power Co	9,700		124					$9,247
Iberdrola SA	289,655		2,142
Kansai Electric Power Co Inc/The	40,400		405		Entertainment - 0.28%
					Genting Singapore PLC	351,000		307
Kyushu Electric Power Co Inc	24,500		251		Merlin Entertainments PLC (c)	29,097		172
Meridian Energy Ltd	72,067		97
Mighty River Power Ltd	40,184		95		Oriental Land Co Ltd/Japan	2,900		630
Origin Energy Ltd	63,355		659		Sankyo Co Ltd	2,800		90

See accompanying notes.

Schedule of Investments
International Equity Index Fund
November 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Entertainment (continued)					Gas (continued)
Sega Sammy Holdings Inc	10,700		$147		Snam SpA	116,474		$617
Tabcorp Holdings Ltd	43,798		152		Toho Gas Co Ltd	24,000		126
Tatts Group Ltd	82,364		239		Tokyo Gas Co Ltd	133,000		725
Toho Co Ltd/Tokyo	6,500		145					$8,121
William Hill PLC	50,233		262
			$2,144		Hand & Machine Tools - 0.38%
					Fuji Electric Co Ltd	32,000		141
Environmental Control - 0.05%					Makita Corp	6,800		340
Kurita Water Industries Ltd	5,800		120		Sandvik AB	61,207		641
Umicore SA	6,200		252		Schindler Holding AG - PC	2,561		365
			$372		Schindler Holding AG - REG	1,174		164
					SMC Corp/Japan	3,200		879
Food - 4.85%					Techtronic Industries Co Ltd	79,000		252
Ajinomoto Co Inc	32,000		598		THK Co Ltd	6,500		157
Aryzta AG (a)	5,007		399
								$2,939
Associated British Foods PLC	20,451		1,022
Barry Callebaut AG (a)	126		135		Healthcare - Products - 0.74%
Calbee Inc	4,200		145		Cochlear Ltd	3,276		194
Carrefour SA	35,860		1,135		Coloplast A/S	6,378		554
Casino Guichard Perrachon SA	3,246		313		Elekta AB	21,158		215
Chocoladefabriken Lindt & Sprungli AG - PC	54		272		Essilor International SA	11,730		1,317
Chocoladefabriken Lindt & Sprungli AG -	6		358		Getinge AB	11,489		266
REG					Olympus Corp (a)	13,800		502
Colruyt SA	4,034		188		Qiagen NV (a)	13,350		319
Danone SA	33,261		2,344		Shimadzu Corp	14,000		139
Delhaize Group SA	5,897		431		Smith & Nephew PLC	51,260		888
Distribuidora Internacional de Alimentacion	35,506		246		Sonova Holding AG	3,085		466
SA					Sysmex Corp	8,300		357
First Pacific Co Ltd/Hong Kong	136,000		143		Terumo Corp	17,400		396
ICA Gruppen AB	4,443		171		William Demant Holding A/S (a)	1,301		93
J Sainsbury PLC	71,386		260					$5,706
Jeronimo Martins SGPS SA	14,450		147
Kerry Group PLC	9,082		675		Healthcare - Services - 0.41%
Kikkoman Corp	8,000		190		Fresenius Medical Care AG & Co KGaA	12,459		920
Koninklijke Ahold NV	51,342		906		Fresenius SE & Co KGaA	21,727		1,177
					Healthscope Ltd (a)	64,630		143
MEIJI Holdings Co Ltd	3,500		314
Metcash Ltd	51,855		115		Miraca Holdings Inc	3,200		122
Metro AG (a)	9,303		316		Ramsay Health Care Ltd	7,540		347
Nestle SA	185,120		13,887		Ryman Healthcare Ltd	21,527		135
NH Foods Ltd	10,000		201		Sonic Healthcare Ltd	21,858		324
Nisshin Seifun Group Inc	12,195		121					$3,168
Nissin Foods Holdings Co Ltd	3,400		170		Holding Companies - Diversified - 0.61%
Orkla ASA	46,794		348		Bollore SA	314		155
Seven & I Holdings Co Ltd	43,300		1,613		GEA Group AG	10,498		501
Tate & Lyle PLC	26,830		253		Hutchison Whampoa Ltd	122,000		1,527
Tesco PLC	466,302		1,359		Industrivarden AB	9,404		166
Toyo Suisan Kaisha Ltd	5,100		173		Keppel Corp Ltd	83,200		574
Unilever PLC	73,677		3,106		Noble Group Ltd	252,000		237
Wesfarmers Ltd (a)	64,493		2,273		NWS Holdings Ltd	85,500		158
WH Group Ltd (a),(c)	210,000		124		Swire Pacific Ltd	36,500		501
Wilmar International Ltd	110,000		271		Wendel SA	1,820		214
WM Morrison Supermarkets PLC	120,641		336		Wharf Holdings Ltd/The	87,000		626
Woolworths Ltd	72,324		1,911					$4,659
Yakult Honsha Co Ltd	5,000		265
Yamazaki Baking Co Ltd	6,000		76		Home Builders - 0.25%
			$37,310		Daiwa House Industry Co Ltd	34,100		652
					Iida Group Holdings Co Ltd	9,320		102
Food Service - 0.28%					Persimmon PLC (a)	17,558		419
Compass Group PLC	96,300		1,638		Sekisui Chemical Co Ltd	24,000		298
Sodexo SA	5,412		546		Sekisui House Ltd	31,900		427
			$2,184					$1,898

Forest Products & Paper - 0.12%					Home Furnishings - 0.46%
Oji Holdings Corp	46,000		161		Electrolux AB	13,811		410
Stora Enso OYJ	31,596		280		Matsushita Electric Industrial Co Ltd	126,700		1,629
UPM-Kymmene OYJ	30,548		507		Sharp Corp/Japan	88,000		210
			$948		Sony Corp	60,200		1,319
Gas - 1.05%								$3,568
Centrica PLC	288,102		1,280		Insurance - 5.19%
Enagas SA	11,649		389		Admiral Group PLC	11,110		215
Gas Natural SDG SA	20,106		570		Aegon NV	104,710		822
Hong Kong & China Gas Co Ltd	362,182		858		Ageas	12,597		450
National Grid PLC	216,483		3,143		AIA Group Ltd	691,400		3,986
Osaka Gas Co Ltd	108,000		413		Allianz SE	26,205		4,512

See accompanying notes.

Schedule of Investments
International Equity Index Fund
November 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Insurance (continued)					Leisure Products & Services - 0.24%
AMP Ltd	169,790		$813		Carnival PLC	10,549		$464
Assicurazioni Generali SpA	67,030		1,450		Flight Centre Travel Group Ltd	3,176		109
Aviva PLC	169,208		1,346		Shimano Inc	4,500		610
AXA SA	104,265		2,518		Tui Travel PLC	29,222		203
Baloise Holding AG	2,727		356		Yamaha Corp	9,600		143
CNP Assurances	9,854		182		Yamaha Motor Co Ltd	15,100		322
Dai-ichi Life Insurance Co Ltd/The	61,900		898					$1,851
Delta Lloyd NV	11,443		263
Direct Line Insurance Group PLC	86,108		396		Lodging - 0.61%
Friends Life Group Ltd	81,407		469		Accor SA	9,909		467
Gjensidige Forsikring ASA	11,481		197		City Developments Ltd	23,000		177
Hannover Rueck SE	3,461		309		Crown Resorts Ltd	20,907		256
Insurance Australia Group Ltd	134,421		728		Galaxy Entertainment Group Ltd	134,000		913
Legal & General Group PLC	340,862		1,311		InterContinental Hotels Group PLC	13,554		573
Mapfre SA	53,035		195		MGM China Holdings Ltd	54,400		164
MS&AD Insurance Group Holdings Inc	29,100		680		Sands China Ltd	138,800		829
Muenchener Rueckversicherungs-Gesellschaft	9,928		2,043		Shangri-La Asia Ltd	62,166		86
					Shangri-La Asia Ltd - Rights (a)	11,452		1
AG in Muenchen
NN Group NV (a)	7,032		214		SJM Holdings Ltd	114,000		226
Prudential PLC	147,327		3,556		Whitbread PLC	10,418		746
QBE Insurance Group Ltd	77,035		710		Wynn Macau Ltd	89,600		292
RSA Insurance Group PLC (a)	58,217		425					$4,730
Sampo Oyj	25,662		1,266		Machinery - Construction & Mining - 0.86%
SCOR SE	8,817		275		Atlas Copco AB - A Shares	38,548		1,112
Sompo Japan Nipponkoa Holdings Inc	19,050		472		Atlas Copco AB - B Shares	22,401		595
Sony Financial Holdings Inc	10,000		152		Hitachi Construction Machinery Co Ltd	6,200		134
Standard Life PLC	137,278		908		Hitachi Ltd	277,000		2,139
Suncorp Group Ltd	73,858		900		Komatsu Ltd	53,600		1,268
Swiss Life Holding AG (a)	1,842		422		Mitsubishi Electric Corp	111,000		1,334
Swiss Re AG (a)	20,216		1,727
								$6,582
T&D Holdings Inc	33,300		404
Tokio Marine Holdings Inc	39,800		1,301		Machinery - Diversified - 1.02%
Tryg A/S	1,199		139		Alstom SA (a)	12,423		436
UnipolSai SpA	52,253		149		Amada Co Ltd	20,000		181
Vienna Insurance Group AG Wiener	2,204		109		Andritz AG	4,179		225
Versicherung Gruppe					CNH Industrial NV	54,382		426
Zurich Insurance Group AG (a)	8,579		2,689		FANUC Corp	11,000		1,857
			$39,957		Hexagon AB	14,651		465
					Husqvarna AB	23,419		172
Internet - 0.34%					Kone OYJ	17,958		827
Iliad SA	1,500		368		Kubota Corp	65,000		1,018
Kakaku.com Inc	8,400		128		MAN SE	2,023		230
M3 Inc	11,100		191		Metso OYJ	6,473		201
Mixi Inc	2,100		96		Mitsubishi Heavy Industries Ltd	174,000		1,015
Rakuten Inc	45,700		616		Nabtesco Corp	6,600		159
SBI Holdings Inc/Japan	11,590		134		Sumitomo Heavy Industries Ltd	32,000		176
Seek Ltd	18,567		269		Weir Group PLC/The	12,249		358
Trend Micro Inc/Japan	6,000		182		Zardoya Otis SA	9,988		106
United Internet AG	7,061		311					$7,852
Yahoo Japan Corp	81,700		297
			$2,592		Media - 0.79%
					Axel Springer SE	2,272		134
Investment Companies - 0.34%					ITV PLC	219,880		733
Delek Group Ltd	270		91		Kabel Deutschland Holding AG (a)	1,270		176
Eurazeo SA	2,184		152		Lagardere SCA	6,775		192
EXOR SpA	5,654		252		Numericable-SFR (a)	5,590		233
Groupe Bruxelles Lambert SA	4,631		419		Pearson PLC	47,058		903
Investment AB Kinnevik	13,513		469		ProSiebenSat.1 Media AG	12,560		534
Investor AB	26,147		981		Reed Elsevier NV	40,152		987
Israel Corp Ltd/The (a)	155		76		Reed Elsevier PLC	65,569		1,136
Pargesa Holding SA	1,773		141		RTL Group SA	2,221		213
			$2,581		Singapore Press Holdings Ltd	92,000		303
Iron & Steel - 0.54%					Wolters Kluwer NV	17,330		508
ArcelorMittal	57,361		703					$6,052
Fortescue Metals Group Ltd	89,374		223		Metal Fabrication & Hardware - 0.33%
Hitachi Metals Ltd	12,000		207		Assa Abloy AB	19,179		1,042
JFE Holdings Inc	28,200		601		Maruichi Steel Tube Ltd	2,700		59
Kobe Steel Ltd	178,000		283		NSK Ltd	27,000		340
Nippon Steel & Sumitomo Metal Corp	436,775		1,125		SKF AB	22,741		468
ThyssenKrupp AG	25,990		687		Tenaris SA	27,108		447
Voestalpine AG	6,435		267		Vallourec SA	6,279		208
Yamato Kogyo Co Ltd	2,200		62					$2,564
			$4,158

See accompanying notes.

Schedule of Investments
International Equity Index Fund
November 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Mining - 2.62%					Packaging & Containers (continued)
Alumina Ltd (a)	144,983		$206		Rexam PLC	40,417		$285
Anglo American PLC	80,173		1,652		Toyo Seikan Group Holdings Ltd	9,400		114
Antofagasta PLC	22,637		260					$1,115
BHP Billiton Ltd	184,368		4,781
BHP Billiton PLC	121,244		2,856		Pharmaceuticals - 9.27%
					Actelion Ltd (a)	5,896		699
Boliden AB	15,701		265
Fresnillo PLC	12,690		141		Alfresa Holdings Corp	10,100		116
Glencore PLC	609,456		3,044		Astellas Pharma Inc	123,200		1,773
Iluka Resources Ltd	24,036		140		AstraZeneca PLC	72,479		5,378
Mitsubishi Materials Corp	64,000		201		Bayer AG	47,471		7,137
Newcrest Mining Ltd (a)	44,002		382		Celesio AG	2,916		97
Norsk Hydro ASA	77,201		451		Chugai Pharmaceutical Co Ltd	12,900		349
Orica Ltd	21,397		330		Daiichi Sankyo Co Ltd	36,600		540
Randgold Resources Ltd	5,053		330		Eisai Co Ltd	14,500		520
Rio Tinto Ltd	25,015		1,253		GlaxoSmithKline PLC	278,389		6,459
Rio Tinto PLC	73,046		3,395		Grifols SA	8,562		381
Sumitomo Metal Mining Co Ltd	30,000		459		Hisamitsu Pharmaceutical Co Inc	3,300		100
			$20,146		Kyowa Hakko Kirin Co Ltd	13,000		142
					Medipal Holdings Corp	7,700		86
Miscellaneous Manufacturing - 1.27%					Merck KGaA	7,419		738
Alfa Laval AB	18,059		359		Mitsubishi Tanabe Pharma Corp	12,900		197
ALS Ltd	22,836		98		Novartis AG	132,047		12,769
FUJIFILM Holdings Corp	26,600		879		Novo Nordisk A/S	115,209		5,244
IMI PLC	15,582		287		Ono Pharmaceutical Co Ltd	4,700		402
Konica Minolta Inc	26,400		308		Orion Oyj	5,734		197
Melrose Industries PLC	61,525		248		Otsuka Holdings Co Ltd	22,400		707
Nikon Corp	19,600		280		Roche Holding AG	40,331		12,069
Siemens AG	45,517		5,380		Sanofi	68,270		6,594
Smiths Group PLC	22,644		409		Santen Pharmaceutical Co Ltd	4,300		240
Sulzer AG	1,377		154		Shionogi & Co Ltd	17,100		425
Toshiba Corp	231,000		1,028		Shire PLC	33,844		2,412
Wartsila OYJ Abp	8,492		380		Sumitomo Dainippon Pharma Co Ltd	9,100		94
			$9,810		Suzuken Co Ltd/Aichi Japan	4,000		102
					Taisho Pharmaceutical Holdings Co Ltd	1,800		111
Office & Business Equipment - 0.37%					Takeda Pharmaceutical Co Ltd	45,300		1,898
Canon Inc	65,100		2,079		Teva Pharmaceutical Industries Ltd	49,190		2,801
Ricoh Co Ltd	40,600		440		UCB SA	7,258		569
Seiko Epson Corp	7,500		363					$71,346
			$2,882
					Pipelines - 0.07%
Oil & Gas - 5.15%					APA Group	47,976		321
BG Group PLC	195,799		2,750		Koninklijke Vopak NV	4,036		202
BP PLC	1,057,552		6,924					$523
Caltex Australia Ltd	7,750		199
Eni SpA	146,035		2,907		Private Equity - 0.05%
Galp Energia SGPS SA	22,135		270		3i Group PLC	55,808		386
Idemitsu Kosan Co Ltd	5,100		87
Inpex Corp	50,400		534
JX Holdings Inc	128,930		480		Publicly Traded Investment Fund - 2.73%
Lundin Petroleum AB (a)	12,500		176		iShares MSCI EAFE ETF	328,577		21,026
Neste Oil OYJ	7,359		174
OMV AG	8,454		245		Real Estate - 1.71%
Repsol SA	58,135		1,305		Aeon Mall Co Ltd	6,550		112
Royal Dutch Shell PLC - A Shares	226,334		7,531		CapitaLand Ltd	147,000		374
Royal Dutch Shell PLC - B Shares	140,092		4,859		Cheung Kong Holdings Ltd	80,000		1,465
Santos Ltd	56,156		482		Daito Trust Construction Co Ltd	4,200		475
Seadrill Ltd	22,644		323		Deutsche Annington Immobilien SE	14,033		452
Showa Shell Sekiyu KK	10,800		90		Deutsche Wohnen AG	16,426		394
Statoil ASA	64,066		1,213		Global Logistic Properties Ltd	181,000		363
TonenGeneral Sekiyu KK	16,000		134		Hang Lung Properties Ltd	129,000		387
Total SA	122,877		6,857		Henderson Land Development Co Ltd	60,370		404
Transocean Ltd	20,792		436		Hulic Co Ltd	13,700		142
Tullow Oil PLC	52,264		347		Hysan Development Co Ltd	37,000		171
Woodside Petroleum Ltd	42,567		1,294		IMMOFINANZ AG (a)	55,087		165
			$39,617		Keppel Land Ltd	40,000		103
					Kerry Properties Ltd	37,500		135
Oil & Gas Services - 0.12%					Lend Lease Group	31,493		410
Petrofac Ltd	14,893		191		Mitsubishi Estate Co Ltd	72,000		1,622
Saipem SpA (a)	15,200		218
					Mitsui Fudosan Co Ltd	54,000		1,562
Subsea 7 SA	16,156		161		New World Development Co Ltd	298,000		355
Technip SA	5,873		382		Nomura Real Estate Holdings Inc	7,100		131
			$952		NTT Urban Development Corp	6,600		68
Packaging & Containers - 0.14%					REA Group Ltd	3,024		117
Amcor Ltd/Australia	69,270		716		Seibu Holdings Inc	6,900		130

See accompanying notes.

Schedule of Investments
International Equity Index Fund
November 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Real Estate (continued)					Retail (continued)
Sino Land Co Ltd	173,073		$283		Swatch Group AG/The - REG	2,848		$262
Sumitomo Realty & Development Co Ltd	20,000		692		Takashimaya Co Ltd	15,000		126
Sun Hung Kai Properties Ltd	94,000		1,372		Travis Perkins PLC	14,178		400
Swire Properties Ltd	67,200		209		USS Co Ltd	12,600		181
Swiss Prime Site AG (a)	3,300		254		Yamada Denki Co Ltd	49,900		164
Tokyo Tatemono Co Ltd	24,000		192					$17,413
Tokyu Fudosan Holdings Corp	27,600		198
UOL Group Ltd	27,000		139		Semiconductors - 0.72%
Wheelock & Co Ltd	52,000		261		Advantest Corp	9,200		110
			$13,137		ARM Holdings PLC	80,627		1,149
					ASM Pacific Technology Ltd	13,800		140
REITS - 1.59%					ASML Holding NV	20,523		2,168
Ascendas Real Estate Investment Trust	117,000		210		Infineon Technologies AG	64,735		633
British Land Co PLC/The	55,449		664		Rohm Co Ltd	5,500		356
CapitaCommercial Trust	118,000		152		STMicroelectronics NV	36,590		274
CapitaMall Trust	139,000		211		Tokyo Electron Ltd	9,800		683
Corio NV	4,050		205					$5,513
Dexus Property Group	51,982		314
Federation Centres	81,954		193		Shipbuilding - 0.03%
Fonciere Des Regions	1,619		155		Sembcorp Marine Ltd	48,000		115
Gecina SA	1,628		220		Yangzijiang Shipbuilding Holdings Ltd	110,000		104
Goodman Group	100,196		464					$219
GPT Group/The	96,754		341		Software - 0.78%
Hammerson PLC	45,021		437		Amadeus IT Holding SA	24,409		971
ICADE	2,122		170		COLOPL Inc	2,800		70
Intu Properties PLC	52,697		293		Dassault Systemes	7,340		479
Japan Prime Realty Investment Corp	45		163		GungHo Online Entertainment Inc	23,100		87
Japan Real Estate Investment Corp	72		355		Konami Corp	5,800		109
Japan Retail Fund Investment Corp	139		289		Nexon Co Ltd	7,400		70
Klepierre	5,725		257		Oracle Corp Japan	2,200		83
Land Securities Group PLC	45,371		840		Sage Group PLC/The	62,279		395
Link REIT/The	132,500		843		SAP SE	52,892		3,728
Mirvac Group	212,239		316					$5,992
Nippon Building Fund Inc	81		409
Nippon Prologis REIT Inc	84		183		Storage & Warehousing - 0.01%
Novion Property Group	122,574		222		Mitsubishi Logistics Corp	7,000		110
Scentre Group (a)	305,643		900
Segro PLC	42,615		261		Telecommunications - 5.68%
Stockland	134,830		472		Alcatel-Lucent (a)	161,545		577
Suntec Real Estate Investment Trust	136,000		206		Altice SA (a)	4,977		334
Unibail-Rodamco SE	5,628		1,488		Belgacom SA	8,732		345
United Urban Investment Corp	144		232		Bezeq The Israeli Telecommunication Corp	110,010		195
Westfield Corp	113,329		798		Ltd
			$12,263		BT Group PLC	467,280		2,992
Retail - 2.26%					Deutsche Telekom AG	182,256		3,097
ABC-Mart Inc	1,500		75		Elisa OYJ	8,165		236
Aeon Co Ltd	36,400		363		Eutelsat Communications SA	8,845		292
Cie Financiere Richemont SA	29,966		2,815		Hikari Tsushin Inc	1,000		65
Citizen Holdings Co Ltd	15,200		118		HKT Trust & HKT Ltd	151,980		189
Dixons Carphone PLC	56,153		370		Inmarsat PLC	24,449		303
Don Quijote Holdings Co Ltd	3,400		212		KDDI Corp	33,500		2,145
FamilyMart Co Ltd	3,400		125		Koninklijke KPN NV	183,851		611
Fast Retailing Co Ltd	3,000		1,095		Millicom International Cellular SA	3,796		316
Harvey Norman Holdings Ltd	30,491		96		NICE-Systems Ltd	3,270		155
Harvey Norman Holdings Ltd - Rights (a)	1,386		2		Nippon Telegraph & Telephone Corp	21,500		1,150
Hennes & Mauritz AB	54,503		2,334		Nokia OYJ	214,982		1,785
Hugo Boss AG	2,425		319		NTT DOCOMO Inc	87,700		1,369
Inditex SA	62,619		1,823		Orange SA	106,442		1,876
Isetan Mitsukoshi Holdings Ltd	19,300		253		PCCW Ltd	234,000		157
J Front Retailing Co Ltd	13,900		178		SES SA	17,442		649
Kering	4,348		898		Singapore Telecommunications Ltd	458,000		1,369
Kingfisher PLC	135,961		663		SoftBank Corp	55,100		3,671
Lawson Inc	3,700		228		Spark New Zealand Ltd	104,967		252
Luxottica Group SpA	9,656		516		StarHub Ltd	35,000		111
Marks & Spencer Group PLC	93,860		714		Swisscom AG	1,338		812
Marui Group Co Ltd	13,700		120		TDC A/S	46,613		377
McDonald's Holdings Co Japan Ltd	3,800		87		Tele2 AB	18,320		237
					Telecom Italia SpA (a)	579,978		653
Next PLC	8,805		931
Nitori Holdings Co Ltd	3,900		216		Telecom Italia SpA - RSP	345,931		306
Pandora A/S	6,619		587		Telefonaktiebolaget LM Ericsson	174,701		2,195
Shimamura Co Ltd	1,300		109		Telefonica Deutschland Holding AG	34,151		179
Sports Direct International PLC (a)	15,460		159		Telefonica SA	241,845		3,877
					Telefonica SA - Rights (a)	235,784		108
Swatch Group AG/The - BR	1,770		874

See accompanying notes.

     Schedule of Investments International Equity Index Fund November 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	PREFERRED STOCKS (continued)	Shares Held	Value (000's)

Telecommunications (continued)					Chemicals - 0.02%
Telenet Group Holding NV (a)	3,012		$172		Fuchs Petrolub SE	3,990	$165
Telenor ASA	43,096		910
TeliaSonera AB	136,713		975
Telstra Corp Ltd	250,004		1,210		Consumer Products - 0.15%
TPG Telecom Ltd	15,949		101		Henkel AG & Co KGaA	10,227	1,133
Vivendi SA (a)	69,671		1,772
Vodafone Group PLC	1,521,243		5,568		TOTAL PREFERRED STOCKS		$4,477
			$43,693		Total Investments		$764,760
					Other Assets in Excess of Liabilities, Net - 0.67%		$5,139
Textiles - 0.09%					TOTAL NET ASSETS - 100.00%		$769,899
Toray Industries Inc	84,000		661

					(a) Non-Income Producing Security
Toys, Games & Hobbies - 0.13%					(b)		Fair value of these investments is determined in good faith by the Manager
Bandai Namco Holdings Inc	10,200		221		under procedures established and periodically reviewed by the Board of
Nintendo Co Ltd	6,100		708		Directors. At the end of the period, the fair value of these securities totaled
Sanrio Co Ltd	2,800		74		$20 or 0.00% of net assets.
			$1,003		(c)		Security exempt from registration under Rule 144A of the Securities Act of
Transportation - 1.74%					1933. These securities may be resold in transactions exempt from
AP Moeller - Maersk A/S - A shares	221		452		registration, normally to qualified institutional buyers. At the end of the
AP Moeller - Maersk A/S - B shares	410		855		period, the value of these securities totaled $296 or 0.04% of net assets.
Asciano Ltd	55,992		280
Aurizon Holdings Ltd	122,691		481
Central Japan Railway Co	8,300		1,206
ComfortDelGro Corp Ltd	117,000		233		Portfolio Summary (unaudited)
Deutsche Post AG	55,553		1,842		Country		Percent
DSV A/S	10,161		319		Japan		20.01%
East Japan Railway Co	19,200		1,437		United Kingdom		17.69%
Groupe Eurotunnel SA	26,837		347		Switzerland		9.62%
Hankyu Hanshin Holdings Inc	66,000		362		France		9.23%
Hutchison Port Holdings Trust	325,000		222		Germany		8.80%
Kamigumi Co Ltd	13,000		117		Australia		7.15%
Keihan Electric Railway Co Ltd	29,000		145		United States		3.73%
Keikyu Corp	27,000		206		Netherlands		3.66%
Keio Corp	33,000		242		Spain		3.43%
Keisei Electric Railway Co Ltd	16,000		184		Sweden		2.91%
Kintetsu Corp	104,000		351		Hong Kong		2.88%
Kuehne + Nagel International AG	3,100		418		Italy		2.11%
Mitsui OSK Lines Ltd	62,000		197		Denmark		1.49%
MTR Corp Ltd	83,500		335		Singapore		1.42%
Nagoya Railroad Co Ltd	49,000		190		Belgium		1.24%
Nippon Express Co Ltd	49,000		236		Finland		0.86%
Nippon Yusen KK	93,000		263		Ireland		0.76%
Odakyu Electric Railway Co Ltd	36,000		330		Norway		0.60%
Royal Mail PLC	37,313		243		Israel		0.53%
TNT Express NV	25,176		170		Luxembourg		0.34%
Tobu Railway Co Ltd	59,000		265		Austria		0.20%
Tokyu Corp	65,000		392		Macao		0.17%
Toll Holdings Ltd	39,119		187		Portugal		0.16%
West Japan Railway Co	9,500		453		New Zealand		0.13%
Yamato Holdings Co Ltd	20,900		473		Guernsey		0.06%
			$13,433		Bermuda		0.04%
					Jersey, Channel Islands		0.04%
Water - 0.23%					South Africa		0.04%
Severn Trent PLC	13,753		439		Mexico		0.02%
Suez Environnement Co	17,057		303		China		0.01%
United Utilities Group PLC	39,144		552		Other Assets in Excess of Liabilities, Net		0.67%
Veolia Environnement SA	24,209		442		TOTAL NET ASSETS		100.00%
			$1,736
TOTAL COMMON STOCKS			$753,031
INVESTMENT COMPANIES - 0.94%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 0.94%
Morgan Stanley Institutional Liquidity Funds -	7,252,350		7,252
Government Portfolio

TOTAL INVESTMENT COMPANIES			$7,252
PREFERRED STOCKS - 0.58%	Shares Held	Value	(000	's)

Automobile Manufacturers - 0.41%
Bayerische Motoren Werke AG	3,115		265
Porsche Automobil Holding SE	8,790		765
Volkswagen AG	9,331		2,149
			$3,179

See accompanying notes.

		Schedule of Investments
International Equity Index Fund
November 30, 2014 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
eMini MSCI EAFE; December 2014	Long	80	$7,587		$7,346	$(241)
Total						$(241)
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
International Small Company Fund
November 30, 2014 (unaudited)

COMMON STOCKS - 98.67%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 1.55%					Cosmetics & Personal Care - 0.92%
Hakuhodo DY Holdings Inc	4,000		$39		Lion Corp	6,000		$33
Teleperformance	1,006		70		Pola Orbis Holdings Inc	900		32
			$109					$65

Airlines - 0.47%					Distribution & Wholesale - 0.68%
Air New Zealand Ltd	17,287		33		Inchcape PLC	4,275		48

Apparel - 0.23%					Diversified Financial Services - 2.97%
Gunze Ltd	6,000		16		Century Tokyo Leasing Corp	1,300		32
					Henderson Group PLC	8,981		31
					IBJ Leasing Co Ltd	600		12
Automobile Parts & Equipment - 4.63%					Jupiter Fund Management PLC	5,159		29
Brembo SpA	1,271		44		Paragon Group of Cos PLC/The	8,759		57
Calsonic Kansei Corp	7,000		38		Plus500 Ltd	1,976		17
Exedy Corp	800		20		Tokai Tokyo Financial Holdings Inc	4,300		31
Georg Fischer AG (a)	67		41
								$209
Haldex AB	1,761		22
Norma Group SE	575		28		Electric - 1.70%
Plastic Omnium SA	983		26		DUET Group	26,246		55
Stanley Electric Co Ltd	1,300		28		Hera SpA	16,933		43
Toyo Tire & Rubber Co Ltd	2,200		45		Iren SpA	18,775		22
Valeo SA	278		34					$120

			$326		Electrical Components & Equipment - 1.36%
Banks - 5.01%					Fujikura Ltd	9,000		33
77 Bank Ltd/The	9,000		47		Gamesa Corp Tecnologica SA (a)	3,807		39
Banca Popolare di Milano Scarl (a)	32,174		23		Mabuchi Motor Co Ltd	300		24
Bank of Georgia Holdings PLC	879		30					$96
Bank of the Ryukyus Ltd	1,200		18
Credito Emiliano SpA	2,692		21		Electronics - 2.32%
Gunma Bank Ltd/The	8,000		48		Alps Electric Co Ltd	2,200		44
Home Capital Group Inc	1,100		50		Japan Aviation Electronics Industry Ltd	2,000		45
Keiyo Bank Ltd/The	4,000		22		Kuroda Electric Co Ltd	1,700		22
Liberbank SA (a)	35,093		29		Minebea Co Ltd	3,000		37
SpareBank 1 SR-Bank ASA	2,501		19		Siix Corp	900		15
Suruga Bank Ltd	2,400		46					$163
			$353		Engineering & Construction - 4.43%
Beverages - 1.31%					Aecon Group Inc	711		7
Britvic PLC	4,805		50		Arcadis NV	1,467		46
Royal UNIBREW (a)	243		42		COMSYS Holdings Corp	2,500		37
			$92		Eiffage SA	688		33
					Keller Group PLC	2,202		29
Biotechnology - 0.47%					Kyowa Exeo Corp	3,200		36
Concordia Healthcare Corp	800		33		Maeda Corp	6,000		44
					NCC AB	1,537		48
					Nippo Corp	2,000		32
Building Materials - 1.35%								$312
Cementir Holding SpA	2,550		16
CSR Ltd	13,634		40		Entertainment - 1.26%
Kingspan Group PLC	2,416		39		Betsson AB (a)	1,296		46
			$95		GTECH SpA	1,851		43

Chemicals - 2.61%								$89
DIC Corp	19,000		43		Food - 1.65%
Essentra PLC	2,333		27		Greencore Group PLC	12,117		55
Nippon Soda Co Ltd	5,000		26		Marine Harvest ASA	4,297		61
Symrise AG	1,056		63					$116
Toagosei Co Ltd	6,000		25
			$184		Forest Products & Paper - 3.00%
					BillerudKorsnas AB	2,670		39
Commercial Services - 3.99%					Interfor Corp (a)	3,100		48
Ashtead Group PLC	4,833		79		Mondi PLC	3,029		52
Berendsen PLC	2,364		38		West Fraser Timber Co Ltd	900		47
G8 Education Ltd	11,889		45		Western Forest Products Inc	11,900		25
Loomis AB	1,472		43					$211
Northgate PLC	3,806		29
Stantec Inc	1,600		47		Hand & Machine Tools - 1.12%
			$281		DMG MORI SEIKI AG	1,131		30
					KUKA AG	655		49
Computers - 1.86%								$79
Ingenico	646		70
NS Solutions Corp	1,200		31		Healthcare - Products - 0.67%
Tieto OYJ	1,173		30		Fisher & Paykel Healthcare Corp Ltd	10,861		47
			$131

See accompanying notes.

Schedule of Investments
International Small Company Fund
November 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Services - 1.34%					Oil & Gas - 3.82%
Korian-Medica	1,126		$41		Bankers Petroleum Ltd (a)	9,400		$28
Orpea	841		53		Beach Energy Ltd	30,449		26
			$94		DCC PLC	1,311		73
					Parex Resources Inc (a)	3,600		25
Holding Companies - Diversified - 0.41%					Raging River Exploration Inc (a)	5,300		29
Seiko Holdings Corp	5,000		29		RMP Energy Inc (a)	5,500		25
					TORC Oil & Gas Ltd	2,800		21
Home Builders - 4.25%					Whitecap Resources Inc	4,000		42
Barratt Developments PLC	11,248		81					$269
Bellway PLC	2,374		70
Berkeley Group Holdings PLC	1,681		67		Oil & Gas Services - 0.54%
Galliford Try PLC	1,925		36		BW Offshore Ltd	17,968		19
Persimmon PLC (a)	1,891		45		Trinidad Drilling Ltd	3,700		19
			$299					$38
					Pharmaceuticals - 3.95%
Home Furnishings - 1.97%					Greencross Ltd	3,172		22
Alpine Electronics Inc	1,700		27		Hikma Pharmaceuticals PLC	2,267		69
Howden Joinery Group PLC	11,487		70
Pace PLC	7,452		42		Ipsen	388		21
					Kaken Pharmaceutical Co Ltd	2,000		42
			$139		Nippon Shinyaku Co Ltd	1,000		29
Insurance - 2.05%					Recordati SpA	2,621		46
Beazley PLC	9,141		39		Sawai Pharmaceutical Co Ltd	400		24
Challenger Ltd/Australia	9,865		53		Sirtex Medical Ltd	1,082		25
Direct Line Insurance Group PLC	11,253		52					$278

			$144		Pipelines - 0.47%
Internet - 1.41%					AltaGas Ltd	900		33
Rightmove PLC	1,510		51
United Internet AG	1,076		48		Private Equity - 0.88%
			$99		3i Group PLC	6,426		45
Investment Companies - 0.55%					Aurelius AG	471		17
Leonteq AG (a)	159		39					$62
					Real Estate - 4.35%
Iron & Steel - 2.66%					CA Immobilien Anlagen AG (a)	1,669		33
APERAM SA (a)	1,725		55		Castellum AB	2,677		43
BlueScope Steel Ltd (a)	8,558		36		Deutsche Annington Immobilien SE	1,698		55
Nisshin Steel Co Ltd	3,600		34		GAGFAH SA (a)	3,022		58
Salzgitter AG	794		26		K Wah International Holdings Ltd	44,000		26
SSAB AB - A Shares (a)	5,036		36		Sponda OYJ	4,708		21
			$187		Wheelock & Co Ltd	9,000		45
					Wihlborgs Fastigheter AB	1,382		25
Leisure Products & Services - 0.48%								$306
Yamaha Corp	2,300		34
					REITS - 4.42%
					Allied Properties Real Estate Investment Trust	900		30
Machinery - Diversified - 1.92%					Daiwa Office Investment Corp	5		25
Duerr AG	641		55		Federation Centres	18,148		43
Sumitomo Heavy Industries Ltd	7,000		39		Granite Real Estate Investment Trust	600		21
Tsubakimoto Chain Co	5,000		41		Great Portland Estates PLC	3,946		44
			$135		Hulic Reit Inc	14		21
Media - 0.57%					Japan Hotel REIT Investment Corp	55		36
Cogeco Cable Inc	700		40		Segro PLC	8,137		50
					Suntec Real Estate Investment Trust	27,000		41
								$311
Metal Fabrication & Hardware - 0.60%
Kitz Corp	4,400		18		Retail - 4.40%
Ryobi Ltd	9,000		24		Aoyama Trading Co Ltd	1,400		30
			$42		Dixons Carphone PLC	8,116		54
					Dollarama Inc	800		38
Mining - 1.08%					Doutor Nichires Holdings Co Ltd	1,600		22
Alamos Gold Inc	2,200		15		Jean Coutu Group PJC Inc/The	1,700		40
Copper Mountain Mining Corp (a)	5,800		10
Detour Gold Corp (a)	2,400		18		Pandora A/S	625		55
					Superior Plus Corp	2,300		26
Northern Star Resources Ltd	16,947		17		Tsuruha Holdings Inc	800		45
Nyrstar NV (a)	4,847		16
								$310
			$76
					Semiconductors - 1.96%
Miscellaneous Manufacturing - 0.45%					ams AG	1,571		58
Aalberts Industries NV	1,128		32		Dialog Semiconductor PLC (a)	1,940		69
					Nanoco Group PLC (a)	5,343		11
Office & Business Equipment - 0.68%								$138
Seiko Epson Corp	1,000		48

See accompanying notes.

     Schedule of Investments International Small Company Fund November 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	Portfolio Summary (unaudited)
					Country	Percent
Shipbuilding - 0.57%					Japan	25.67%
Mitsui Engineering & Shipbuilding Co Ltd	21,000		$40		United Kingdom	17.70%
					Canada	11.53%
Software - 1.34%					Germany	7.45%
Constellation Software Inc/Canada	200		58		Australia	5.16%
Net Entertainment NE AB (a)	539		17		France	4.95%
Nihon Unisys Ltd	2,000		19		Sweden	4.53%
			$94		Italy	3.66%
					Ireland	2.92%
Storage & Warehousing - 0.24%					Hong Kong	1.76%
Sumitomo Warehouse Co Ltd/The	3,000		17		Luxembourg	1.62%
					Norway	1.39%
Telecommunications - 2.12%					Denmark	1.38%
Freenet AG	1,772		52		Austria	1.30%
Hitachi Kokusai Electric Inc	3,000		44		Singapore	1.23%
PCCW Ltd	79,000		53		United States	1.16%
			$149		Switzerland	1.14%
					New Zealand	1.13%
Toys, Games & Hobbies - 0.55%					Netherlands	1.10%
Bandai Namco Holdings Inc	1,800		39		Spain	0.96%
					South Africa	0.74%
Transportation - 3.08%					Finland	0.73%
ComfortDelGro Corp Ltd	23,000		46		Georgia	0.42%
Go-Ahead Group PLC	1,064		43		Belgium	0.23%
Golden Ocean Group Ltd	14,952		12		Israel	0.23%
Sankyu Inc	10,000		39		Bermuda	0.18%
Seino Holdings Co Ltd	4,000		38		Liabilities in Excess of Other Assets, Net	(0.27)%
TransForce Inc	1,500		39		TOTAL NET ASSETS	100.00%
			$217
TOTAL COMMON STOCKS			$6,946
INVESTMENT COMPANIES - 1.16%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 1.16%
Goldman Sachs Financial Square Funds -	81,621		82
Government Fund

TOTAL INVESTMENT COMPANIES			$82
PREFERRED STOCKS - 0.44%	Shares Held	Value	(000	's)

Machinery - Diversified - 0.44%
Jungheinrich AG	523		31

TOTAL PREFERRED STOCKS			$31
Total Investments			$7,059
Liabilities in Excess of Other Assets, Net - (0.27)%			$(19)
TOTAL NET ASSETS - 100.00%			$7,040

(a) Non-Income Producing Security

See accompanying notes.

Schedule of Investments
Opportunistic Municipal Fund
November 30, 2014 (unaudited)

COMMON STOCKS - 1.64%				Shares Held	Value (000 's)				Principal
						MUNICIPAL BONDS (continued)			Amount (000's) Value (000's)
Publicly Traded Investment Fund - 1.64%
Market Vectors Short High-Yield Municipal				10,000	$254	Iowa - 4.03%
Index ETF						Iowa Finance Authority
SPDR Nuveen S&P High Yield Municipal				3,040	174	5.00	%,	12/01/2019	$1,000	$1,054
Bond ETF
					$428	Louisiana - 1.58%
TOTAL COMMON STOCKS					$428	Louisiana Public Facilities Authority
				Principal		8.38	%,	07/01/2039	400	414
BONDS - 3.30%				Amount (000's)	Value (000 's)

U.S. Municipals - 3.30%						Maryland - 3.65%
Oglala Sioux Tribe						City of Westminster MD
5.00	%,	10/01/2022	(a)	$350	$351	6.25	%,	07/01/2044	500	530
5.75	%,	10/01/2025	(a)	500	513	Maryland Economic Development Corp
					$864	5.38	%,	06/01/2025	390	427
TOTAL BONDS					$864					$957
				Principal
MUNICIPAL BONDS - 105.45%				Amount (000's)	Value (000 's)	New Jersey - 5.18%
						Casino Reinvestment Development Authority
Alabama - 0.58%						5.25	%,	11/01/2039	250	271
Alabama Industrial Development Authority						New Jersey Economic Development
6.45	%,	12/01/2023		$150	$151	Authority
						5.63	%,	11/15/2030	1,000	1,084
California - 38.56%										$1,355
Abag Finance Authority for Nonprofit Corps						New York - 2.15%
5.00	%,	08/01/2043		500	558	Brooklyn Arena Local Development Corp
California Educational Facilities Authority						6.25	%,	07/15/2040	480	563
5.00	%,	10/01/2038	(b)	900	1,003
5.00	%,	01/01/2039	(b)	1,730	1,918
California Statewide Communities						Oklahoma - 4.02%
Development Authority (credit support from						Tulsa Airports Improvement Trust
GNMA COLL)						5.50	%,	06/01/2035	1,000	1,052
4.90	%,	07/20/2039	(c)	500	529
California Statewide Financing Authority						Oregon - 2.07%
6.00	%,	05/01/2043		1,000	993	Warm Springs Reservation Confederated
La Verne Public Financing Authority						Tribe
7.25	%,	09/01/2026		700	702	6.38	%,	11/01/2033	500	543
Morongo Band of Mission Indians/The
6.50	%,	03/01/2028	(a)	825	915
Sacramento Area Flood Control						Pennsylvania - 8.23%
Agency (credit support from BAM)						Allegheny County Industrial Development
5.00	%,	10/01/2039	(c)	500	565	Authority
San Diego Community College District						6.00	%,	07/15/2038	400	407
5.25	%,	08/01/2033	(b)	1,050	1,210	City of Scranton PA
University of California						7.25	%,	09/01/2023	300	301
5.25	%,	05/15/2039	(b)	1,500	1,702	8.50	%,	09/01/2022	200	209
					$10,095	Pennsylvania Economic Development
						Financing Authority
Florida - 3.46%						6.00	%,	06/01/2031	500	500
Orange County Housing Finance Authority						Pottsville Hospital Authority/PA
7.00	%,	10/01/2025		500	502	6.50	%,	07/01/2028	700	737
Orange County Industrial Development										$2,154
Authority/FL
8.00	%,	07/01/2036	(a)	400	402	Puerto Rico - 2.29%
					$904	Government Development Bank for Puerto
						Rico
Georgia - 2.25%						5.00	%,	12/01/2014	600	600
City of Atlanta GA

7.38	%,	01/01/2031		500	589	Texas - 9.54%
						City of Houston TX Airport System Revenue
Illinois - 4.27%						4.50	%,	07/01/2020	1,000	1,070
State of Illinois						Gregg County Health Facilities Development
5.50	%,	07/01/2027		1,000	1,118	Corp
						5.00	%,	10/01/2016	400	407
Indiana - 2.50%						Texas Private Activity Bond Surface
Indiana Finance Authority						Transportation Corp
5.00	%,	10/01/2044		300	320	6.88	%,	12/31/2039	550	650
Town of Shoals IN						7.00	%,	12/31/2038	300	371
7.25	%,	11/01/2043		300	334					$2,498
					$654	Virginia - 5.11%
						County of Botetourt VA
						6.00	%,	07/01/2044	1,000	1,001

See accompanying notes.

		Schedule of Investments
		Opportunistic Municipal Fund
		November 30, 2014 (unaudited)

	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000 's)

Virginia (continued)
Fairfax County Industrial Development
Authority
5.00%, 05/15/2035(b)	$300	$338
		$1,339

Washington - 0.97%
Port of Seattle Industrial Development Corp
5.00%, 04/01/2030	250	255

Wisconsin - 5.01%
Public Finance Authority
5.25%, 04/01/2030	600	606
6.00%, 07/15/2042	665	707
		$1,313
TOTAL MUNICIPAL BONDS		$27,608
Total Investments		$28,900
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (11.71)%
Notes with interest rates of 0.05%-0.06% at	$(3,065)	$(3,065)
November 30, 2014 and contractual maturity
of collateral from 2017-2020.(d)
Total Net Investments		$25,835
Other Assets in Excess of Liabilities, Net - 1.32%		$346
TOTAL NET ASSETS - 100.00%		$26,181

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,181 or 8.33% of net assets.
(b)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(c)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at November 30, 2014

Portfolio Summary	(unaudited)
Sector		Percent
Revenue Bonds		86.11%
General Obligation Unlimited		10.84%
Insured		4.18%
Government		3.30%
Tax Allocation		2.25%
Prerefunded		2.07%
Exchange Traded Funds		1.64%
Liability For Floating Rate Notes Issued		(11.71)%
Other Assets in Excess of Liabilities, Net		1.32%
TOTAL NET ASSETS		100.00%

See accompanying notes.

     Schedule of Investments Preferred Securities Fund November 30, 2014 (unaudited)

INVESTMENT COMPANIES - 2.34%				Shares Held	Value (000 's)	PREFERRED STOCKS (continued)			Shares Held	Value (000	's)

Publicly Traded Investment Fund - 2.34%						Diversified Financial Services - 1.88%
Cash Account Trust - Government & Agency				106,537,319	$106,537	Affiliated Managers Group Inc		5.25%	77,887	$2,003
Portfolio - DWS Government Cash						Affiliated Managers Group Inc		6.38%	15,188	399
Goldman Sachs Financial Square Funds -				8,054,504	8,055	Charles Schwab Corp/The			12,535	320
Government Fund (a)						Citigroup Capital XIII			269,529	7,177
					$114,592	General Electric Capital Corp 4.70% (b)			91,200	2,187
TOTAL INVESTMENT COMPANIES					$114,592	General Electric Capital Corp 4.88% (b)			366,743	9,128
						General Electric Capital Corp 4.88% (b)			272,022	6,776
CONVERTIBLE PREFERRED STOCKS -						Merrill Lynch Capital Trust I (b)			331,100	8,453
0.94%				Shares Held	Value (000 's)	Merrill Lynch Capital Trust II (b)			135,104	3,444
Banks - 0.94%						Merrill Lynch Preferred Capital Trust III (b)			4,800	124
Wells Fargo & Co				37,599	45,871	Merrill Lynch Preferred Capital Trust V (b)			101,682	2,652
						Morgan Stanley Capital Trust III (b)			350,547	8,851
TOTAL CONVERTIBLE PREFERRED STOCKS					$45,871	Morgan Stanley Capital Trust IV (b)			513,971	13,101
PREFERRED STOCKS - 41.08%				Shares Held	Value (000 's)	Morgan Stanley Capital Trust V (b)			423,380	10,678
						Morgan Stanley Capital Trust VI			330,421	8,459
Banks - 14.35%						Morgan Stanley Capital Trust VII (b)			204,827	5,248
AgriBank FCB				61,700	6,507	Morgan Stanley Capital Trust VIII (b)			97,505	2,495
Bank of America Corp		6.38%; Series III		26,378	664	PreferredPlus TR-CCR1 5.75%; Series GSG2			17,801	448
Bank of America Corp		6.63%; Series I		201,813	5,350
Bank of New York Mellon Corp/The				159,200	3,873					$91,943
Barclays Bank PLC	7.10%			1,020,235	26,281	Electric - 2.35%
Barclays Bank PLC	7.75%			607,340	15,700	Alabama Power Co			89,000	2,384
Barclays Bank PLC	8.13%			285,742	7,406	DTE Energy Co 5.25% (b)			326,300	8,037
Capital One Financial Corp				573,401	13,934	Duke Energy Corp (b)			425,148	10,539
Citigroup Inc 6.88%; Series L (b)				9,618	250	Entergy Arkansas Inc 4.90%			269,966	6,387
Citigroup Inc 5.80%; Series C (b)				44,593	1,095	Entergy Arkansas Inc 5.75% (b)			35,363	900
Citigroup Inc 6.88%; Series K				440,000	11,647	Entergy Louisiana LLC 4.70%			476,100	10,703
City National Corp/CA (b)				219,000	5,140	Entergy Louisiana LLC 5.25% (b)			247,100	6,202
CoBank ACB 6.13%				8,000	732	Entergy Louisiana LLC 5.88%			5,915	151
CoBank ACB (c)				65,000	6,532	Entergy Louisiana LLC 6.00% (b)			3,369	86
Countrywide Capital V				218,131	5,634	Entergy Mississippi Inc			18,689	486
Countrywide Financial Corp				682,448	17,559	Entergy New Orleans Inc			9,500	230
Cullen/Frost Bankers Inc				299,700	7,268	Entergy Texas Inc			15,618	403
Deutsche Bank Capital Funding Trust IX				20,894	532	Georgia Power Co 6.50%			92,300	9,778
Deutsche Bank Capital Funding Trust VIII (b)				396,379	10,092	Gulf Power Co	6.00%		60,914	6,090
Deutsche Bank Contingent Capital Trust II (b)				2,229,224	57,982	Gulf Power Co	6.45%		4,600	465
Deutsche Bank Contingent Capital Trust III (b)				528,498	14,592	Interstate Power & Light Co			485,100	12,142
FirstMerit Corp (b)				331,400	8,126	NextEra Energy Capital Holdings Inc (b)			510,093	11,600
Goldman Sachs Group Inc/The				749,144	18,107	NextEra Energy Capital Holdings Inc - Series			328,949	8,270
HSBC Holdings PLC 6.20%				1,050,031	26,671	G
HSBC Holdings PLC 8.00%				568,600	15,119	NextEra Energy Capital Holdings Inc - Series			177,585	4,475
HSBC USA Inc 2.86% (b)				825,638	40,498	H
HSBC USA Inc	4.50%			1,146,783	28,991	NextEra Energy Capital Holdings Inc - Series			675,456	15,502
HSBC USA Inc 6.50% (b)				2,085,705	53,811	I (b)
ING Groep NV	6.13%			74,246	1,890	SCANA Corp			20,135	512
ING Groep NV	6.20%			30,250	770					$115,342
ING Groep NV	6.38%			849,100	21,491
ING Groep NV	7.05%			1,019,994	26,040	Food - 0.02%
						Dairy Farmers of America Inc (d)			12,000	1,279
ING Groep NV	7.20%			166,345	4,258
ING Groep NV	7.38%			854,310	22,084
JP Morgan Chase & Co (b)				235,016	5,568	Hand & Machine Tools - 0.57%
JP Morgan Chase Capital XXIX				213,800	5,529	Stanley Black & Decker Inc (b)			1,093,651	27,932
Lloyds Banking Group PLC				130,471	3,431
M&T Bank Corp - Series A				5,400	5,613
M&T Bank Corp - Series C				7,150	7,132	Insurance - 8.68%
Morgan Stanley - Series A				21,542	430	Aegon NV	4.00%		66,900	1,625
Morgan Stanley - Series E				24,282	672	Aegon NV	6.38%		975,042	24,922
PNC Financial Services Group Inc/The				1,723,683	47,401	Aegon NV	6.50%		247,358	6,310
Royal Bank of Scotland Group PLC		5.75	%;	596,514	14,322	Aegon NV	8.00%		63,317	1,801
						Aflac Inc (b)			1,128,600	28,091
Series L
Royal Bank of Scotland Group PLC		6.35	%;	7,755	193	Allstate Corp/The 6.63%			380,000	10,070
Series N						Allstate Corp/The 5.10%			540,300	13,821
						Allstate Corp/The 6.25% (b)			181,500	4,692
Royal Bank of Scotland Group PLC		6.75	%;	207,600	5,263
Series Q						American Financial Group Inc/OH 6.25%			253,291	6,385
State Street Corp (b),(c)				89,000	2,227	American Financial Group Inc/OH 5.75% (b)			441,328	11,245
State Street Corp 5.25%; Series C				1,446,400	34,656	Arch Capital Group Ltd			703,190	19,246
State Street Corp 5.90%; Series D				241,300	6,312	Aspen Insurance Holdings Ltd		5.95%	936,500	24,302
TCF Financial Corp (b)				229,023	6,133	Aspen Insurance Holdings Ltd		7.25%	143,802	3,881
US Bancorp/MN - Series A				6,703	5,534	Axis Capital Holdings Ltd 5.50%			172,104	3,984
US Bancorp/MN - Series G				2,083,302	57,416	Axis Capital Holdings Ltd 6.88%			2,072,850	56,609
						Delphi Financial Group Inc 7.38% (b)			527,604	13,207
Wells Fargo & Co 5.85%				125,027	3,227
Wells Fargo & Co 6.63%				189,833	5,306	Hartford Financial Services Group Inc/The			1,014,436	31,092
					$702,991	PartnerRe Ltd	5.88%		15,416	383
						PartnerRe Ltd	6.50%		150,023	3,871

See accompanying notes.

     Schedule of Investments Preferred Securities Fund November 30, 2014 (unaudited)

PREFERRED STOCKS (continued)		Shares Held	Value (000	's)	PREFERRED STOCKS (continued)						Shares Held	Value (000	's)

Insurance (continued)					Telecommunications (continued)
PartnerRe Ltd 7.25%		13,798	$375		Qwest Corp 6.13%						885,400	$21,471
PLC Capital Trust V		248,554	6,301		Qwest Corp 7.00% (b)						520,255	13,683
Protective Life Corp 6.00% (b)		20,311	516		Qwest Corp 7.00% (b)						253,178	6,659
Protective Life Corp 6.25%		336,151	8,730		Qwest Corp 7.38%						481,420	12,791
Prudential PLC	6.50%	92,849	2,432		Qwest Corp 7.50% (b)						949,111	25,721
Prudential PLC	6.75%	174,600	4,540		Telephone & Data Systems Inc 6.63%					(b)	288,758	7,213
Reinsurance Group of America Inc		577,300	16,280		Telephone & Data Systems Inc				6.88%		2,899	73
RenaissanceRe Holdings Ltd - Series C		111,315	2,808		Telephone & Data Systems Inc				7.00%	(b)	1,208,015	30,672
RenaissanceRe Holdings Ltd - Series E		719,805	16,771		United States Cellular Corp (b)						118,184	2,992
Torchmark Corp (b)		472,900	12,012		Verizon Communications Inc						964,808	25,075
WR Berkley Corp		1,300,000	31,174									$236,444
XLIT Ltd		68,819	57,593		TOTAL PREFERRED STOCKS							$2,012,293
			$425,069								Principal
Media - 0.25%					BONDS - 54.85%						Amount (000's)	Value (000	's)
Comcast Corp (b)		490,893	12,420		Banks - 25.43%
					Abbey National Capital Trust I
REITS - 6.52%					8.96	%,	12/31/2049				$18,288	$23,409
Boston Properties Inc (b)		9,289	219		ABN AMRO Bank NV
					6.25	%,	09/13/2022	(g)			10,000	10,900
Digital Realty Trust Inc - Series E		544,076	14,102
Digital Realty Trust Inc - Series F		3,991	102		BAC Capital Trust XIII
					4.00	%,	12/29/2049	(g)			33,564	24,670
Digital Realty Trust Inc - Series G		88,022	2,071
Digital Realty Trust Inc - Series H		137,911	3,685		Banco do Brasil SA/Cayman
					9.00	%,	06/29/2049	(d)			27,218	26,674
Duke Realty Corp 6.50%		166,873	4,185
Health Care REIT Inc (b)		617,185	16,139		Bank of America Corp
					6.50	%,	12/31/2049	(g)			50,000	51,437
Hospitality Properties Trust 7.13%; Series D		411,113	10,833		8.13	%,	12/29/2049	(g)			21,770	23,457
Kimco Realty Corp	5.50%	706,043	16,959
Kimco Realty Corp 5.63% (b)		450,895	10,925		Barclays PLC
					6.63	%,	06/29/2049	(g)			34,178	33,204
Kimco Realty Corp 6.00% (b)		668,300	17,175
					8.25	%,	12/29/2049	(g)			46,600	48,458
Kimco Realty Corp 6.90% (b)		338,815	8,968
National Retail Properties Inc		455,621	11,823		BNP Paribas SA
					7.20	%,	06/29/2049	(d)			9,300	10,788
Prologis Inc - Series Q		127,700	8,213
PS Business Parks Inc (b)		380,000	9,139		BPCE SA
					5.70	%,	10/22/2023	(d)			6,000	6,432
PS Business Parks Inc - Series R		130,211	3,383
PS Business Parks Inc - Series S		51,615	1,342		6.75	%,	01/29/2049				11,500	11,641
PS Business Parks Inc - Series T		83,128	2,111		CBA Capital Trust II
					6.02	%,	03/29/2049	(d)			3,400	3,536
PS Business Parks Inc - Series U		528,724	12,737
Public Storage (c),(e)		467,401	11,592		Citigroup Inc
Public Storage Inc 5.20%; Series W		150,404	3,592		5.90	%,	12/29/2049				200	198
Public Storage Inc 5.20%; Series X		85,700	2,048		5.95	%,	12/29/2049				5,000	4,975
Public Storage Inc 5.38%; Series V		179,101	4,284		8.40	%,	04/29/2049				5,000	5,775
Public Storage Inc	5.63%; Series U	6,000	150		Cooperatieve Centrale Raiffeisen-
Public Storage Inc	5.75%; Series T	442,900	11,157		Boerenleenbank BA/Netherlands
					11.00%, 12/29/2049(d),(g)						66,357	85,786
Public Storage Inc	5.90%; Series S	56,048	1,435
Public Storage Inc	6.00%; Series Z	580,214	14,883		Corestates Capital III
					0.80	%,	02/15/2027(d)	,(g)			10,200	8,874
Public Storage Inc	6.35%; Series R	746,442	19,893
Public Storage Inc	6.38%; Series Y	131,181	3,488		Countrywide Capital III
Public Storage Inc 6.50%; Series Q		6,594	180		8.05	%,	06/15/2027				6,312	7,992
Realty Income Corp - Series F		853,083	22,811		Credit Agricole SA
					7.88	%,	01/29/2049	(d)			8,000	8,306
Regency Centers Corp 6.00% (b)		441,029	11,150
					8.38	%,	12/31/2049(d)	,(g)			13,350	15,553
Regency Centers Corp 6.63%		230,854	6,021
Senior Housing Properties Trust (b)		115,931	2,822		Credit Suisse AG
					6.50	%,	08/08/2023	(d)			51,136	56,321
Ventas Realty LP / Ventas Capital Corp		294,237	7,344
Vornado Realty Trust - Series I		98,892	2,541		Credit Suisse Group AG
					6.25	%,	12/29/2049(d)	,(g)			17,800	17,310
Vornado Realty Trust - Series J (b)		174,963	4,679
Vornado Realty Trust - Series K		915,603	22,515		6.25	%,	12/29/2049				475	462
					7.50	%,	12/29/2049(d)	,(g)			19,150	20,251
Vornado Realty Trust - Series L		420,525	10,013
Weingarten Realty Investors	6.50%	99,584	2,558		Credit Suisse Group Guernsey I Ltd
					7.88	%,	02/24/2041	(g)			3,900	4,154
			$319,267
					Fifth Third Bancorp
Savings & Loans - 0.45%					5.10	%,	12/29/2049	(g)			5,100	4,788
Astoria Financial Corp (b)		106,910	2,705		First Chicago NBD Institutional Capital I
First Niagara Financial Group Inc (b)		704,500	19,162		0.78	%,	02/01/2027	(g)			2,300	1,960
			$21,867		First Empire Capital Trust I
					8.23	%,	02/01/2027				13,750	13,900
Sovereign - 1.18%					First Empire Capital Trust II
Farm Credit Bank of Texas	10.00%	23,800	31,044		8.28	%,	06/01/2027				4,500	4,582
Farm Credit Bank of Texas	6.75% (d)	258,000	26,695
					First Hawaiian Capital I
			$57,739		8.34	%,	07/01/2027				8,410	8,527
Telecommunications - 4.83%					First Union Capital II
Centaur Funding Corp (c),(d)		28,000	22,155		7.95	%,	11/15/2029				3,700	4,980
Centaur Funding Corp 9.08% (d),(f)		48,732	61,280		Fleet Capital Trust V
Qwest Corp 6.88%		258,100	6,659		1.23	%,	12/18/2028	(g)			2,500	2,000

See accompanying notes.

     Schedule of Investments Preferred Securities Fund November 30, 2014 (unaudited)

				Principal						Principal
BONDS (continued)				Amount (000's) Value (000's)		BONDS (continued)				Amount (000's) Value (000's)

Banks (continued)						Diversified Financial Services (continued)
Goldman Sachs Group Inc/The						ZFS Finance USA Trust V
5.70	%,	12/29/2049	(g)	$41,795	$42,735	6.50	%,	05/09/2067	(d)	$19,683	$21,110
HSBC Capital Funding LP/Jersey											$219,204
10.18%, 12/29/2049(d),(g)				29,900	44,850
HSBC USA Capital Trust I						Electric - 2.94%
7.81	%,	12/15/2026	(d)	300	303	Electricite de France SA
						5.25	%,	01/29/2049(d)	,(g)	59,880	62,051
HSBC USA Capital Trust II						5.63	%,	12/29/2049(d)	,(g)	6,000	6,322
8.38	%,	05/15/2027	(d)	630	638
HSBC USA Capital Trust III						Integrys Energy Group Inc
						6.11	%,	12/01/2066	(g)	582	591
7.75	%,	11/15/2026		7,200	7,259
JP Morgan Chase & Co						NextEra Energy Capital Holdings Inc
						6.65	%,	06/15/2067	(g)	3,000	3,037
6.13	%,	12/29/2049	(g)	22,000	22,247
						7.30	%,	09/01/2067	(g)	17,750	19,327
6.75	%,	01/29/2049	(g)	118,707	126,423
JP Morgan Chase Capital XXI						PPL Capital Funding Inc
						6.70	%,	03/30/2067	(g)	4,875	4,936
1.18	%,	02/02/2037	(g)	8,131	6,749
KeyCorp Capital III						RWE AG
						7.00	%,	10/12/2072	(g)	44,200	47,847
7.75	%,	07/15/2029		3,500	4,439
Lloyds Banking Group PLC											$144,111
6.41	%,	01/29/2049	(d)	34,174	36,481	Hand & Machine Tools - 0.27%
6.66	%,	01/29/2049	(d)	32,281	34,702	Stanley Black & Decker Inc
7.50	%,	04/30/2049	(g)	25,198	25,891	5.75	%,	12/15/2053		12,250	13,108
M&T Bank Corp
6.45	%,	12/29/2049	(g)	4,615	4,877
6.88	%,	12/29/2049		41,800	42,510	Insurance - 20.01%
Morgan Stanley						ACE Capital Trust II
5.45	%,	07/29/2049	(g)	11,100	11,183	9.70	%,	04/01/2030		5,490	8,139
Nordea Bank AB						Aegon NV
5.50	%,	09/29/2049(d)	,(g)	4,000	4,005	2.55	%,	07/29/2049	(g)	2,648	2,293
5.50	%,	09/29/2049	(g)	1,200	1,202	AIG Life Holdings Inc
6.13	%,	12/29/2049(d)	,(g)	7,500	7,515	7.57	%,	12/01/2045	(d)	25,815	35,247
PNC Financial Services Group Inc/The						8.50	%,	07/01/2030		30,200	41,072
6.75	%,	07/29/2049	(g)	44,035	48,113	Allstate Corp/The
						5.75	%,	08/15/2053	(g)	7,600	8,018
RBS Capital Trust IV
2.03	%,	09/29/2049	(g)	11,167	10,832	6.50	%,	05/15/2067		12,505	13,818
Royal Bank of Scotland Group PLC						American International Group Inc
7.65	%,	08/29/2049	(g)	15,480	18,112	8.18	%,	05/15/2068		1,500	2,055
Societe Generale SA						Aon Corp
0.98	%,	12/29/2049(d)	,(g)	5,750	5,261	8.21	%,	01/01/2027		4,500	5,838
7.88	%,	12/29/2049(d)	,(g)	6,500	6,531	AXA SA
7.88	%,	12/29/2049	(g)	15,000	15,071	6.38	%,	12/29/2049(d)	,(g)	21,968	23,725
8.25	%,	09/29/2049	(g)	50,250	53,093	8.60	%,	12/15/2030		13,565	18,346
8.75	%,	10/29/2049		26,112	26,700	Catlin Insurance Co Ltd
						7.25	%,	07/29/2049	(d)	46,096	47,018
Standard Chartered PLC
0.50	%,	07/29/2049	(g)	2,000	1,260	Dai-ichi Life Insurance Co Ltd/The
7.01	%,	07/29/2049	(d)	19,350	21,629	5.10	%,	10/29/2049(d)	,(g)	16,700	17,305
						7.25	%,	12/29/2049(d)	,(h)	13,250	15,502
State Street Capital Trust IV
1.23	%,	06/01/2077	(g)	600	506	Everest Reinsurance Holdings Inc
						6.60	%,	05/01/2067	(g)	34,120	35,144
Wells Fargo & Co
7.98	%,	12/31/2049	(g)	57,100	63,096	Great-West Life & Annuity Insurance Capital
					$1,245,513	LP
						6.63	%,	11/15/2034	(d)	7,000	7,838
Chemicals - 0.51%						Great-West Life & Annuity Insurance Capital
Sinochem Global Capital Co Ltd						LP II
5.00	%,	12/29/2049(d)	,(g)	24,450	25,183	7.15	%,	05/16/2046(d)	,(g)	8,750	9,067
						Liberty Mutual Group Inc
						7.00	%,	03/07/2067(d)	,(g)	16,938	17,446
Diversified Financial Services - 4.48%						7.80	%,	03/07/2087	(d)	45,963	53,892
American Express Co
6.80	%,	09/01/2066	(g)	9,094	9,617	Lincoln National Corp
						6.05	%,	04/20/2067	(g)	27,905	28,184
Charles Schwab Corp/The
7.00	%,	02/28/2049	(g)	27,158	31,588	MetLife Capital Trust IV
						7.88	%,	12/15/2067	(d)	19,020	24,441
Citigroup Capital III
7.63	%,	12/01/2036		2,700	3,380	MetLife Capital Trust X
						9.25	%,	04/08/2068	(d)	27,375	39,078
GE Capital Trust I
6.38	%,	11/15/2067		18,008	19,449	MetLife Inc
General Electric Capital Corp						10.75%, 08/01/2069				2,000	3,255
6.25	%,	12/31/2049	(g)	49,095	53,882	Mitsui Sumitomo Insurance Co Ltd
						7.00	%,	03/15/2072	(d)	125	144
6.38	%,	11/15/2067	(g)	10,615	11,443
7.13	%,	12/29/2049	(g)	56,500	65,964	MMI Capital Trust I
Glen Meadow Pass-Through Trust						7.63	%,	12/15/2027		1,073	1,427
6.51	%,	02/12/2067(d)	,(g)	785	771	Nationwide Financial Services Inc
MBNA Capital B						6.75	%,	05/15/2067		68,095	71,159
1.03	%,	02/01/2027	(g)	2,500	2,000	Nippon Life Insurance Co
						5.10	%,	10/16/2044(d)	,(g)	14,900	15,432

See accompanying notes.

					Schedule of Investments
					Preferred Securities Fund
				November 30, 2014 (unaudited)

				Principal
BONDS (continued)				Amount (000's) Value (000's)

Insurance (continued)
Provident Financing Trust I
7.41	%,	03/15/2038		$36,750	$43,549
Prudential Financial Inc
5.63	%,	06/15/2043	(g)	76,965	79,466
5.88	%,	09/15/2042	(g)	11,675	12,376
Prudential PLC
6.50	%,	06/29/2049		29,623	30,067
7.75	%,	01/29/2049		4,800	5,124
QBE Capital Funding III Ltd
7.25	%,	05/24/2041(d)	,(g)	80,745	88,113
Sirius International Group Ltd
7.51	%,	05/29/2049(d)	,(g)	1,175	1,228
Sompo Japan Nipponkoa Insurance Inc
5.33	%,	03/28/2073(d)	,(g)	60,300	63,767
Sumitomo Life Insurance Co
6.50	%,	09/20/2073(d)	,(g)	15,500	17,283
Swiss Re Capital I LP
6.85	%,	05/29/2049(d)	,(g)	35,620	37,668
Voya Financial Inc
5.65	%,	05/15/2053	(g)	36,851	36,759
ZFS Finance USA Trust II
6.45	%,	12/15/2065(d)	,(g)	18,850	20,075
					$980,358

Pipelines - 0.38%
DCP Midstream LLC
5.85	%,	05/21/2043(d)	,(g)	15,865	15,766
5.85	%,	05/21/2043	(g)	3,000	2,981
					$18,747

Telecommunications - 0.13%
Koninklijke KPN NV
7.00	%,	03/28/2073(d)	,(g)	5,800	6,119

Transportation - 0.70%
BNSF Funding Trust I
6.61	%,	12/15/2055	(g)	30,550	34,471

TOTAL BONDS					$2,686,814
Total Investments					$4,859,570
Other Assets in Excess of Liabilities, Net - 0.79%					$38,735
TOTAL NET ASSETS - 100.00%					$4,898,305

(a)	Security was purchased with the cash proceeds from securities loans.
(b)	Security or a portion of the security was on loan at the end of the period.
(c)	Non-Income Producing Security
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,204,746 or 24.60% of net assets.
(e)	Security purchased on a when-issued basis.
(f)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(g)	Variable Rate. Rate shown is in effect at November 30, 2014.
(h)	Security is Illiquid

Portfolio Summary	(unaudited)
Sector		Percent
Financial		82.74%
Utilities		5.29%
Communications		5.21%
Exchange Traded Funds		2.34%
Industrial		1.54%
Government		1.18%
Basic Materials		0.51%
Energy		0.38%
Consumer, Non-cyclical		0.02%
Other Assets in Excess of Liabilities, Net		0.79%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
November 30, 2014 (unaudited)

	August 31,	August 31,						November 30, November 30,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales		2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Centaur Funding Corp 9.08%	47,903	$55,409	829	$1,040	—		$—	48,732	$56,449
		$55,409		$1,040			$—		$56,449

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Centaur Funding Corp 9.08%		$1,106			$—	$ —
		$1,106			$—	$ —
Amounts in thousands except shares

See accompanying notes.

     Schedule of Investments Small-MidCap Dividend Income Fund November 30, 2014 (unaudited)

COMMON STOCKS - 96.35%	Shares Held	Value (000 's)	COMMON STOCKS (continued)	Shares Held	Value (000 's)

Airlines - 1.38%			Healthcare - Products - 2.75%
Copa Holdings SA	178,583	$19,985	STERIS Corp	280,159	$17,860
			Teleflex Inc	185,023	22,046
					$39,906
Automobile Manufacturers - 1.13%
New Flyer Industries Inc	1,423,272	16,392	Housewares - 2.70%
			Newell Rubbermaid Inc	472,993	17,175
			Tupperware Brands Corp	328,643	22,101
Automobile Parts & Equipment - 1.26%
Autoliv Inc (a)	184,294	18,238			$39,276
			Insurance - 6.45%
			AmTrust Financial Services Inc (a)	374,372	19,213
Banks - 7.18%
City Holding Co	150,869	6,597	Arthur J Gallagher & Co	328,092	15,732
Community Trust Bancorp Inc	271,967	9,840	HCC Insurance Holdings Inc	310,462	16,476
First Financial Bancorp	352,050	6,235	PartnerRe Ltd	184,441	21,489
FirstMerit Corp	1,134,411	20,295	Validus Holdings Ltd	500,265	20,761
PacWest Bancorp	564,451	26,247			$93,671
Umpqua Holdings Corp	1,166,366	19,817	Internet - 1.96%
Washington Trust Bancorp Inc	422,673	15,296	j2 Global Inc	503,530	28,470
		$104,327

Chemicals - 6.08%			Investment Companies - 5.16%
Albemarle Corp	260,325	15,369	Ares Capital Corp	1,796,380	29,550
Cabot Corp	433,324	18,668	Hercules Technology Growth Capital Inc	1,438,892	22,648
Huntsman Corp	723,125	18,454	Oaktree Capital Group LLC	296,581	13,735
Rockwood Holdings Inc	268,671	20,943	Triangle Capital Corp	420,483	9,028
RPM International Inc	312,390	14,901			$74,961
		$88,335
			Machinery - Diversified - 3.52%
Coal - 1.22%			AGCO Corp	467,759	19,734
Alliance Resource Partners LP	384,014	17,688	Applied Industrial Technologies Inc	266,385	12,491
			IDEX Corp	247,102	18,980
Commercial Services - 0.71%					$51,205
McGrath RentCorp	292,005	10,296	Media - 1.76%
			Sinclair Broadcast Group Inc	878,218	25,609
Computers - 0.57%
MTS Systems Corp	125,893	8,350	Miscellaneous Manufacturing - 1.17%
			Crane Co	286,771	16,928
Diversified Financial Services - 1.63%
Fly Leasing Ltd ADR	363,254	4,930	Oil & Gas - 5.84%
FNF Group	577,167	18,700	Baytex Energy Corp	277,129	5,863
		$23,630	Calumet Specialty Products Partners LP	545,994	14,305
Electric - 4.71%			HollyFrontier Corp	349,579	14,270
Allete Inc	328,092	16,723	Pengrowth Energy Corp	4,984,191	16,214
Alliant Energy Corp	299,443	18,826	Suburban Propane Partners LP	348,753	15,694
Great Plains Energy Inc	202,475	5,299	Vermilion Energy Inc	396,961	18,496
ITC Holdings Corp	308,258	11,710			$84,842
PNM Resources Inc	545,718	15,804	Oil & Gas Services - 0.52%
		$68,362	Frank's International NV	422,580	7,598
Electrical Components & Equipment - 1.48%
Hubbell Inc	111,292	11,886	Packaging & Containers - 1.28%
Littelfuse Inc	100,273	9,639	Packaging Corp of America	250,959	18,641
		$21,525

Electronics - 3.02%			Pipelines - 2.14%
Avnet Inc	541,862	23,728	Atlas Pipeline Partners LP	947,638	31,120
Garmin Ltd	352,709	20,210
		$43,938	REITS - 16.25%
Food - 1.46%			Agree Realty Corp	437,523	13,480
B&G Foods Inc	388,972	11,132	Alexandria Real Estate Equities Inc	160,878	13,823
Ingredion Inc	120,383	10,020	BioMed Realty Trust Inc	1,177,661	25,261
		$21,152	Capstead Mortgage Corp	1,675,171	21,794
			Colony Financial Inc	933,085	22,907
Gas - 1.68%			CYS Investments Inc	1,722,828	15,902
ONE Gas Inc	414,041	16,073	Digital Realty Trust Inc (b)	327,817	23,036
Vectren Corp	187,875	8,306	EastGroup Properties Inc	81,816	5,500
		$24,379	EPR Properties	379,331	21,239
Hand & Machine Tools - 2.78%			Hatteras Financial Corp	885,105	16,958
Lincoln Electric Holdings Inc	261,427	18,833	Medical Properties Trust Inc	1,879,299	26,047
			Omega Healthcare Investors Inc (a)	785,934	30,038
Snap-on Inc	158,950	21,511
		$40,344			$235,985

See accompanying notes.

		Schedule of Investments
	Small-MidCap Dividend Income Fund
		November 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Semiconductors - 2.27%
Maxim Integrated Products Inc	449,302	$13,286
Microchip Technology Inc	437,181	19,739
		$33,025
Software - 1.97%
Broadridge Financial Solutions Inc	241,593	10,942
Computer Programs & Systems Inc	301,646	17,718
		$28,660
Telecommunications - 1.44%
Consolidated Communications Holdings Inc	197,792	5,422
Harris Corp	216,524	15,518
		$20,940
Toys, Games & Hobbies - 2.19%
Hasbro Inc	537,454	31,817

Trucking & Leasing - 0.69%
TAL International Group Inc	225,652	9,972

TOTAL COMMON STOCKS		$1,399,567
INVESTMENT COMPANIES - 5.71%	Shares Held	Value (000's)
Publicly Traded Investment Fund - 5.71%
Goldman Sachs Financial Square Funds -	35,348,796	35,349
Government Fund (c)
JP Morgan US Government Money Market	47,593,353	47,593
Fund
		$82,942
TOTAL INVESTMENT COMPANIES		$82,942
Total Investments		$1,482,509
Liabilities in Excess of Other Assets, Net - (2.06)%		$(29,928)
TOTAL NET ASSETS - 100.00%		$1,452,581

(a)	Security or a portion of the security was on loan at the end of the period.
(b)	Security is Illiquid
(c)	Security was purchased with the cash proceeds from securities loans.

Portfolio Summary	(unaudited)
Sector		Percent
Financial		36.67%
Industrial		13.94%
Energy		9.72%
Consumer, Cyclical		8.66%
Utilities		6.39%
Basic Materials		6.08%
Exchange Traded Funds		5.71%
Communications		5.16%
Consumer, Non-cyclical		4.92%
Technology		4.81%
Liabilities in Excess of Other Assets, Net		(2.06)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Glossary to the Schedule of Investments
November 30, 2014 (unaudited)

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD/$	United States Dollar
ZAR	South African Rand

See accompanying notes.

At November 30, 2014, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
Blue Chip Fund	$70,898	$(5,110)	$65,788	$387,168
Bond Market Index Fund	8,882	(476)	8,406	1,340,767
Capital Securities Fund	540	(766)	(226)	69,196
Credit Opportunities Explorer Fund	170	(176)	(6)	19,721
Diversified Real Asset Fund	239,905	(130,146)	109,759	3,120,628
Dynamic High Yield Explorer Fund	30	(334)	(304)	14,418
Global Multi-Strategy Fund	114,597	(44,559)	70,038	2,079,690
Global Opportunities Fund	133,261	(30,422)	102,839	1,317,222
International Equity Index Fund	100,217	(39,766)	60,451	704,309
International Small Company Fund	250	(677)	(427)	7,486
Opportunistic Municipal Fund	1,349	(23)	1,326	24,509
Preferred Securities Fund	387,065	(34,415)	352,650	4,501,784
Small-MidCap Dividend Income Fund	183,857	(50,835)	133,022	1,349,487

Security Valuation

Blue Chip Fund, Bond Market Index Fund, Capital Securities Fund, Credit Opportunities Explorer Fund, Diversified Real Asset Fund, Dynamic High Yield Explorer Fund, Global Multi-Strategy Fund, Global Opportunities Fund, International Equity Index Fund, International Small Company Fund, Opportunistic Municipal Fund, Preferred Securities Fund, and Small-MidCap Dividend Income Fund (known as the “Funds”) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the period, there were no significant transfers into or out of Level 3. In addition, at the end of the period, there were no funds that had a significant Level 3 balance. The table below includes transfers from Level 1 to Level 2 at November 30, 2014 due to lack of exchange traded valuation data; however, observable market inputs were available to support these valuations:

Global Multi-Strategy Fund	$223,931
Preferred Securities Fund	$30,227,920

Below are transfers from Level 2 to Level 1 at November 30, 2014 due to the resumption of trading for previous thinly traded securities:

Capital Securities Fund	$1,079,500
Global Multi-Strategy Fund	$825,814
Preferred Securities Fund	$13,254,040

The following is a summary of the inputs used as of November 30, 2014 in valuing the Funds' securities carried at value (amounts shown in thousands):
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Blue Chip Fund
Common Stocks*	$452,437	$—	$—	$452,437
Investment Companies	519	—	—	519
Total investments in securities $	452,956	$—	$—	$452,956

Bond Market Index Fund
Bonds	$—	$375,696	$20	$375,716
Investment Companies	272,724	—	—	272,724
Municipal Bonds	—	9,242	—	9,242
U.S. Government & Government Agency Obligations	—	691,491	—	691,491
Total investments in securities $	272,724	$1,076,429	$20	$1,349,173

Capital Securities Fund
Bonds	$—	$61,155	$—	$61,155
Preferred Stocks
Communications	—	2,929	—	2,929
Financial	3,278	549	—	3,827
Utilities	1,059	—	—	1,059
Total investments in securities $	4,337	$64,633	$—	$68,970

Credit Opportunities Explorer Fund
Bonds	$—	$16,728	$—	$16,728
Investment Companies	1,906	—	—	1,906
Preferred Stocks	251	—	—	251
Senior Floating Rate Interests	—	830	—	830
Total investments in securities $	2,157	$17,558	$—	$19,715

Liabilities

Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$(20)	$—	$(20)

Interest Rate Contracts**
Futures	$(85)	$—	$—	$(85)

Diversified Real Asset Fund
Bonds	$—	$298,472	$—	$298,472
Commodity Indexed Structured Notes	—	109,971	—	109,971
Common Stocks
Basic Materials	99,170	45,197	—	144,367
Communications	—	6,827	—	6,827
Consumer, Cyclical	12,663	9,325	—	21,988
Consumer, Non-cyclical	56,836	66,506	—	123,342
Diversified	3,057	3,830	—	6,887
Energy	674,846	4,211	—	679,057
Financial	282,181	118,993	—	401,174
Industrial	114,535	53,358	—	167,893
Utilities	71,236	86,311	—	157,547
Investment Companies	136,975	—	—	136,975
Senior Floating Rate Interests	—	494,535	—	494,535
U.S. Government & Government Agency Obligations	—	481,008	—	481,008
Purchased Interest Rate Swaptions	—	304	—	304
Purchased Capped Options	—	2	—	2
Purchased Options	32	6	—	38
Total investments in securities $	1,451,531	$1,778,856	$—	$3,230,387

Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$864	$—	$864

Interest Rate Contracts**
Futures	$309	$—	$—	$309

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Diversified Real Asset Fund (Continued)

Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(57)	$—	$(57)

Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(421)	$—	$(421)
Futures	(905)	—	—	(905)
Interest Rate Swaps	—	(55)	—	(55)
Interest Rate Swaptions	—	(460)	—	(460)
Options	(293)	—	—	(293)

Dynamic High Yield Explorer Fund
Bonds	$—	$5,363	$—	$5,363
Investment Companies	773	—	—	773
Senior Floating Rate Interests	—	7,978	—	7,978
Total investments in securities $	773	$13,341	$—	$14,114

Global Multi-Strategy Fund
Bonds	$—	$425,106	$3,935	$429,041
Common Stocks
Basic Materials	36,292	22,251	—	58,543
Communications	114,542	13,970	—	128,512
Consumer, Cyclical	122,220	20,295	—	142,515
Consumer, Non-cyclical	206,877	25,238	—	232,115
Diversified	99	363	—	462
Energy	47,659	5,793	—	53,452
Exchange Traded Funds	2,330	146	—	2,476
Financial	107,134	21,900	—	129,034
Industrial	97,821	28,629	—	126,450
Technology	85,773	13,007	—	98,780
Utilities	16,650	3,714	—	20,364
Convertible Bonds	—	60,337	—	60,337
Convertible Preferred Stocks
Basic Materials	782	—	—	782
Communications	—	—	51	51
Consumer, Non-cyclical	1,465	59	—	1,524
Energy	—	319	—	319
Financial	2,968	552	—	3,520
Technology	—	—	89	89
Utilities	4,418	104	—	4,522
Investment Companies	419,003	—	—	419,003
Preferred Stocks
Communications	—	514	—	514
Consumer, Cyclical	—	356	—	356
Consumer, Non-cyclical	—	28	—	28
Financial	—	1,731	—	1,731
Industrial	—	111	—	111
Technology	—	179	46	225
Utilities	—	107	—	107
Repurchase Agreements	—	84,419	—	84,419
Senior Floating Rate Interests	—	43,914	—	43,914
U.S. Government & Government Agency Obligations	—	99,260	—	99,260
Purchased Interest Rate Swaptions	—	86	—	86
Purchased Options	6,145	941	—	7,086
Total investments in securities $	1,272,178	$873,429	$4,121	$2,149,728

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Global Multi-Strategy Fund (Continued)
Short Sales
Bonds		$—	$(75,046)	$—	$(75,046)
Common Stocks
Basic Materials		(10,135)	(4,628)	—	(14,763)
Communications		(28,660)	(2,572)	—	(31,232)
Consumer, Cyclical		(32,794)	(4,679)	—	(37,473)
Consumer, Non-cyclical		(48,802)	(3,659)	—	(52,461)
Diversified		(381)	(13)	—	(394)
Energy		(17,786)	(2,941)	—	(20,727)
Financial		(39,279)	(5,634)	—	(44,913)
Industrial		(20,315)	(7,109)	—	(27,424)
Technology		(32,556)	(3,035)	—	(35,591)
Utilities		(16,405)	(356)	—	(16,761)
Preferred Stocks
Basic Materials		—	(329)	—	(329)
Consumer, Cyclical		—	(136)	—	(136)
	Total Short Sales $	(247,113)	$(110,137)	$—	$(357,250)

Assets

Credit Contracts**
Credit Default Swaps		$—	$1,903	$—	$1,903
Exchange Cleared Credit Default Swaps		—	80	—	80

Equity Contracts**
Futures		$6,662	$—	$—	$6,662
Synthetic Futures		—	59	—	59
Total Return Equity Basket Swaps		—	3,962	—	3,962
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$43,778	$—	$43,778

Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps		$—	$9	$—	$9
Futures		4,591	—	—	4,591
Synthetic Futures		—	700	—	700

Liabilities

Credit Contracts**
Credit Default Swaps		$—	$(965)	$—	$(965)
Exchange Cleared Credit Default Swaps		—	(165)	—	(165)

Equity Contracts**
Futures		$(9,584)	$—	$—	$(9,584)
Options		(2,343)	—	—	(2,343)
Synthetic Futures		—	(410)	—	(410)
Total Return Equity Basket Swaps		—	(650)	—	(650)
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(22,278)	$—	$(22,278)
Written Options		—	(50)	—	(50)

Interest Rate Contracts**
Futures		$(2,234)	$—	$—	$(2,234)
Synthetic Futures		—	(5)	—	(5)

Global Opportunities Fund
Common Stocks
Communications		$95,824	$82,276	$—	$178,100
Consumer, Cyclical		65,360	89,683	—	155,043
Consumer, Non-cyclical		278,652	188,047	—	466,699
Energy		6,644	33,514	—	40,158
Financial		150,898	101,956	—	252,854
Industrial		42,694	38,546	—	81,240
Technology		124,781	—	—	124,781
Utilities		14,126	60,637	—	74,763
Investment Companies		46,423	—	—	46,423
Total investments in securities $		825,402	$594,659	$—	$1,420,061

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

International Equity Index Fund
Common Stocks
Basic Materials		$—	$49,444	$—	$49,444
Communications		—	55,426	—	55,426
Consumer, Cyclical		—	86,941	—	86,941
Consumer, Non-cyclical		—	173,836	—	173,836
Diversified		—	4,862	—	4,862
Energy		—	41,567	—	41,567
Exchange Traded Funds		21,026	—	—	21,026
Financial		—	189,796	—	189,796
Industrial		222	83,929	—	84,151
Technology		—	17,636	—	17,636
Utilities		—	28,346	—	28,346
Investment Companies		7,252	—	—	7,252
Preferred Stocks
Basic Materials		—	165	—	165
Consumer, Cyclical		—	3,179	—	3,179
Consumer, Non-cyclical		—	1,133	—	1,133
	Total investments in securities $	28,500	$736,260	$—	$764,760

Liabilities

Equity Contracts**
Futures		$(241)	$—	$—	$(241)

International Small Company Fund
Common Stocks
Basic Materials		$163	$495	$—	$658
Communications		40	357	—	397
Consumer, Cyclical		104	1,246	—	1,350
Consumer, Non-cyclical		80	926	—	1,006
Diversified		—	29	—	29
Energy		222	118	—	340
Financial		101	1,323	—	1,424
Industrial		46	1,165	—	1,211
Technology		58	353	—	411
Utilities		—	120	—	120
Investment Companies		82	—	—	82
Preferred Stocks
Industrial		—	31	—	31
	Total investments in securities $	896	$6,163	$—	$7,059

Opportunistic Municipal Fund
Bonds		$—	$864	$—	$864
Common Stocks*		428	—	—	428
Municipal Bonds		—	27,608	—	27,608
	Total investments in securities $	428	$28,472	$—	$28,900

Preferred Securities Fund
Bonds		$—	$2,686,814	$—	$2,686,814
Convertible Preferred Stocks
Financial		—	45,871	—	45,871
Investment Companies		114,592	—	—	114,592
Preferred Stocks
Communications		165,429	83,435	—	248,864
Consumer, Non-cyclical		—	1,279	—	1,279
Financial		1,426,106	135,031	—	1,561,137
Government		—	57,739	—	57,739
Industrial		27,932	—	—	27,932
Utilities		108,557	6,785	—	115,342
	Total investments in securities $	1,842,616	$3,016,954	$—	$4,859,570

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Small-MidCap Dividend Income Fund
Common Stocks*		$1,399,567	$—	$—	$1,399,567
Investment Companies		82,942	—	—	82,942
	Total investments in securities $	1,482,509	$—	$—	$1,482,509

*	For additional detail regarding sector classifications, please see the Schedules of Investments.
**	Exchange Cleared Swaps, Futures, Foreign Currency Contracts, and Synthetic Futures are valued at the unrealized appreciation/(depreciation) of the instrument.

The Funds' Schedules of Investments as of November 30, 2014 have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 01/20/2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 01/20/2015

By /s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date 01/20/2015